Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate securities, the rate shown is the interest rate at security issuance. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.50%, 04/15/24	257,923,992	253,987,430
0.13%, 07/15/24	417,038,702	409,035,492
0.13%, 10/15/24	372,014,128	363,598,413
0.25%, 01/15/25	381,392,558	372,502,286
2.38%, 01/15/25	259,965,601	263,361,662
0.13%, 04/15/25	304,738,272	295,496,163
0.38%, 07/15/25	418,200,885	409,384,667
0.13%, 10/15/25	370,746,379	359,551,303
0.63%, 01/15/26	352,119,268	344,543,940
2.00%, 01/15/26	167,770,731	170,324,305
0.13%, 04/15/26	286,476,634	275,077,920
0.13%, 07/15/26	350,948,034	338,227,372
0.13%, 10/15/26	396,303,329	380,764,997
0.38%, 01/15/27	326,811,416	315,201,539
2.38%, 01/15/27	162,227,792	168,295,721
0.13%, 04/15/27	404,826,616	385,752,400
0.38%, 07/15/27	360,299,085	348,174,869
1.63%, 10/15/27	405,958,677	413,984,046
0.50%, 01/15/28	367,952,547	355,478,080
1.75%, 01/15/28	152,501,521	156,158,050
3.63%, 04/15/28	156,132,111	174,366,496
0.75%, 07/15/28	320,308,346	314,234,720
0.88%, 01/15/29	274,734,783	269,997,745
2.50%, 01/15/29	140,812,209	150,849,417
3.88%, 04/15/29	181,362,698	209,070,174
0.25%, 07/15/29	324,651,275	307,750,417
0.13%, 01/15/30	366,660,617	341,786,544
0.13%, 07/15/30	406,004,504	377,933,292
0.13%, 01/15/31	420,214,051	388,505,245
0.13%, 07/15/31	429,435,285	395,667,608
0.13%, 01/15/32	468,649,702	428,243,408
3.38%, 04/15/32	65,237,297	77,155,141
0.63%, 07/15/32	486,406,368	464,774,909
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/15/33	323,779,557	322,967,657
2.13%, 02/15/40	85,375,997	94,237,674
2.13%, 02/15/41	123,086,118	135,846,278
0.75%, 02/15/42	199,527,490	174,246,804
0.63%, 02/15/43	156,671,149	132,194,973
1.38%, 02/15/44	215,503,204	208,630,848
0.75%, 02/15/45	237,198,029	202,133,493
1.00%, 02/15/46	122,120,755	109,224,675
0.88%, 02/15/47	149,683,829	129,462,648
1.00%, 02/15/48	108,824,481	96,843,479
1.00%, 02/15/49	101,938,542	90,435,221
0.25%, 02/15/50	154,083,958	111,849,810
0.13%, 02/15/51	155,069,965	107,475,428
0.13%, 02/15/52	179,773,311	124,771,129
1.50%, 02/15/53	91,081,599	92,553,696
Total Treasuries (Cost $13,935,594,268)		12,412,109,584

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (a)	298,361	298,361
Total Short-Term Investments (Cost $298,361)		298,361
Total Investments in Securities (Cost $13,935,892,629)		$12,412,407,945

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,412,109,584	$—	$12,412,109,584
Short-Term Investments[1]	298,361	—	—	298,361
Total	$298,361	$12,412,109,584	$—	$12,412,407,945

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.5% OF NET ASSETS
Bonds
7.50%, 11/15/24	13,196,000	13,883,378
7.63%, 02/15/25	12,716,000	13,528,880
6.88%, 08/15/25	12,972,000	13,847,103
6.00%, 02/15/26	24,208,000	25,628,329
Notes
0.38%, 04/15/24	153,135,000	146,590,872
2.00%, 04/30/24	94,683,000	92,094,012
2.25%, 04/30/24	128,387,000	125,219,953
2.50%, 04/30/24	149,610,000	146,322,670
0.25%, 05/15/24	192,327,000	183,446,903
2.50%, 05/15/24	226,161,000	221,209,311
2.00%, 05/31/24	157,583,000	153,187,912
2.50%, 05/31/24	179,179,000	175,175,469
0.25%, 06/15/24	194,942,000	185,400,503
1.75%, 06/30/24	126,704,000	122,615,817
2.00%, 06/30/24	90,246,000	87,580,923
3.00%, 06/30/24	178,875,000	175,706,258
0.38%, 07/15/24	169,634,000	161,139,048
1.75%, 07/31/24	129,539,000	125,126,578
2.13%, 07/31/24	85,135,000	82,645,799
3.00%, 07/31/24	173,441,000	170,317,707
0.38%, 08/15/24	194,290,000	184,029,059
2.38%, 08/15/24	232,306,000	226,198,894
1.25%, 08/31/24	116,279,000	111,371,209
1.88%, 08/31/24	96,224,000	92,982,078
3.25%, 08/31/24	168,633,000	166,090,331
0.38%, 09/15/24	222,211,000	210,006,756
1.50%, 09/30/24	121,154,000	116,255,781
2.13%, 09/30/24	83,535,000	80,918,006
4.25%, 09/30/24	166,586,000	166,429,826
0.63%, 10/15/24	218,500,000	206,700,146
1.50%, 10/31/24	114,425,000	109,628,984
2.25%, 10/31/24	79,334,000	76,904,396
4.38%, 10/31/24	162,237,000	162,446,133
0.75%, 11/15/24	206,052,000	194,823,775
2.25%, 11/15/24	224,046,000	217,062,067
1.50%, 11/30/24	127,937,000	122,399,727
2.13%, 11/30/24	88,593,000	85,628,941
4.50%, 11/30/24	162,141,000	162,793,365
1.00%, 12/15/24	205,363,000	194,649,629
1.75%, 12/31/24	119,154,000	114,331,987
2.25%, 12/31/24	96,285,000	93,163,260
4.25%, 12/31/24	159,781,000	159,933,915
1.13%, 01/15/25	195,453,000	185,283,336
1.38%, 01/31/25	107,831,000	102,650,058
2.50%, 01/31/25	99,484,000	96,627,721
4.13%, 01/31/25	160,418,000	160,392,935
1.50%, 02/15/25	191,220,000	182,208,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 02/15/25	204,858,000	197,015,780
1.13%, 02/28/25	124,411,000	117,665,591
2.75%, 02/28/25	101,454,000	98,973,133
4.63%, 02/28/25	162,358,000	163,946,699
1.75%, 03/15/25	179,945,000	172,156,756
0.50%, 03/31/25	152,564,000	142,343,404
2.63%, 03/31/25	61,138,000	59,512,828
3.88%, 03/31/25	136,000,000	135,598,906
2.63%, 04/15/25	172,684,000	167,860,989
0.38%, 04/30/25	161,779,000	150,106,898
2.88%, 04/30/25	94,312,000	92,116,299
2.13%, 05/15/25	195,595,000	188,099,739
2.75%, 05/15/25	173,705,000	169,206,312
0.25%, 05/31/25	158,764,000	146,552,816
2.88%, 05/31/25	85,999,000	83,976,680
2.88%, 06/15/25	168,607,000	164,688,204
0.25%, 06/30/25	167,458,000	154,401,509
2.75%, 06/30/25	67,696,000	65,903,114
3.00%, 07/15/25	165,770,000	162,260,339
0.25%, 07/31/25	174,633,000	160,416,782
2.88%, 07/31/25	82,407,000	80,494,901
2.00%, 08/15/25	209,520,000	200,541,741
3.13%, 08/15/25	162,865,000	159,855,815
0.25%, 08/31/25	170,748,000	156,474,534
2.75%, 08/31/25	84,740,000	82,429,511
3.50%, 09/15/25	151,299,000	149,874,662
0.25%, 09/30/25	201,210,000	184,193,608
3.00%, 09/30/25	85,098,000	83,249,778
4.25%, 10/15/25	153,704,000	154,928,829
0.25%, 10/31/25	203,570,000	185,662,202
3.00%, 10/31/25	74,721,000	73,095,235
2.25%, 11/15/25	225,019,000	216,018,240
4.50%, 11/15/25	154,728,000	157,042,876
0.38%, 11/30/25	193,434,000	176,500,970
2.88%, 11/30/25	91,516,000	89,217,375
4.00%, 12/15/25	154,592,000	155,201,913
0.38%, 12/31/25	209,882,000	191,361,553
2.63%, 12/31/25	82,535,000	79,894,525
3.88%, 01/15/26	153,177,000	153,254,785
0.38%, 01/31/26	228,222,000	207,245,189
2.63%, 01/31/26	97,214,000	94,069,735
1.63%, 02/15/26	198,172,000	186,444,243
4.00%, 02/15/26	153,373,000	154,032,025
0.50%, 02/28/26	228,982,000	208,167,893
2.50%, 02/28/26	100,336,000	96,698,820
4.63%, 03/15/26	150,000,000	153,427,734
0.75%, 03/31/26	208,000,000	190,368,751
2.25%, 03/31/26	98,000,000	93,762,265
Total Treasuries (Cost $13,404,385,369)		13,308,890,236

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (a)	17,625,771	17,625,771
Total Short-Term Investments (Cost $17,625,771)		17,625,771
Total Investments in Securities (Cost $13,422,011,140)		$13,326,516,007

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$13,308,890,236	$—	$13,308,890,236
Short-Term Investments[1]	17,625,771	—	—	17,625,771
Total	$17,625,771	$13,308,890,236	$—	$13,326,516,007

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
6.75%, 08/15/26	5,918,000	6,467,727
6.50%, 11/15/26	6,217,000	6,795,958
6.63%, 02/15/27	4,359,000	4,815,333
6.38%, 08/15/27	5,513,000	6,109,739
6.13%, 11/15/27	11,828,000	13,076,409
5.50%, 08/15/28	6,668,000	7,268,120
5.25%, 11/15/28	11,777,000	12,750,443
5.25%, 02/15/29	6,834,000	7,415,958
6.13%, 08/15/29	6,158,000	7,036,477
6.25%, 05/15/30	9,725,000	11,369,893
5.38%, 02/15/31	11,898,000	13,401,982
Notes
1.63%, 05/15/26	82,734,000	77,482,330
0.75%, 05/31/26	95,043,000	86,470,567
2.13%, 05/31/26	43,051,000	40,930,402
0.88%, 06/30/26	80,206,000	73,162,911
1.88%, 06/30/26	79,309,000	74,742,537
0.63%, 07/31/26	85,004,000	76,699,508
1.88%, 07/31/26	49,008,000	46,117,294
1.50%, 08/15/26	83,160,000	77,228,354
0.75%, 08/31/26	94,431,000	85,378,904
1.38%, 08/31/26	36,701,000	33,893,947
0.88%, 09/30/26	85,825,000	77,768,848
1.63%, 09/30/26	28,033,000	26,103,541
1.13%, 10/31/26	89,067,000	81,273,637
1.63%, 10/31/26	35,236,000	32,751,587
2.00%, 11/15/26	77,693,000	73,092,118
1.25%, 11/30/26	90,128,000	82,474,162
1.63%, 11/30/26	34,064,000	31,623,634
1.25%, 12/31/26	89,143,000	81,461,381
1.75%, 12/31/26	35,336,000	32,916,312
1.50%, 01/31/27	115,646,000	106,502,738
2.25%, 02/15/27	70,578,000	66,891,954
1.13%, 02/28/27	20,429,000	18,548,894
1.88%, 02/28/27	80,793,000	75,412,060
0.63%, 03/31/27	34,268,000	30,400,803
2.50%, 03/31/27	76,245,000	72,840,780
0.50%, 04/30/27	48,903,000	43,078,576
2.75%, 04/30/27	73,619,000	70,967,566
2.38%, 05/15/27	83,330,000	79,179,775
0.50%, 05/31/27	40,247,000	35,329,320
2.63%, 05/31/27	72,346,000	69,384,336
0.50%, 06/30/27	53,203,000	46,617,051
3.25%, 06/30/27	71,162,000	69,952,802
0.38%, 07/31/27	62,341,000	54,175,790
2.75%, 07/31/27	66,870,000	64,412,005
2.25%, 08/15/27	66,213,000	62,488,519
0.50%, 08/31/27	56,444,000	49,216,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 08/31/27	67,801,000	66,336,393
0.38%, 09/30/27	71,729,000	62,037,179
4.13%, 09/30/27	66,177,000	67,441,084
0.50%, 10/31/27	68,579,000	59,529,787
4.13%, 10/31/27	63,659,000	64,899,853
2.25%, 11/15/27	65,184,000	61,349,348
0.63%, 11/30/27	74,668,000	65,106,996
3.88%, 11/30/27	62,886,000	63,554,164
0.63%, 12/31/27	82,858,000	72,086,460
3.88%, 12/31/27	65,034,000	65,732,608
0.75%, 01/31/28	91,216,000	79,696,417
3.50%, 01/31/28	64,852,000	64,527,740
2.75%, 02/15/28	89,401,000	85,901,789
1.13%, 02/29/28	91,991,000	81,706,694
4.00%, 02/29/28	62,695,000	63,841,143
1.25%, 03/31/28	83,271,000	74,296,598
3.63%, 03/31/28	45,000,000	45,082,617
1.25%, 04/30/28	93,592,000	83,359,031
2.88%, 05/15/28	95,053,000	91,726,145
1.25%, 05/31/28	95,300,000	84,764,883
1.25%, 06/30/28	87,131,000	77,362,798
1.00%, 07/31/28	89,969,000	78,656,101
2.88%, 08/15/28	96,729,000	93,192,346
1.13%, 08/31/28	93,550,000	82,177,828
1.25%, 09/30/28	89,579,000	79,060,466
1.38%, 10/31/28	84,569,000	75,061,595
3.13%, 11/15/28	88,576,000	86,368,520
1.50%, 11/30/28	85,075,000	75,909,498
1.38%, 12/31/28	80,571,000	71,390,312
1.75%, 01/31/29	80,656,000	72,839,300
2.63%, 02/15/29	90,657,000	85,993,123
1.88%, 02/28/29	76,032,000	69,094,080
2.38%, 03/31/29	70,353,000	65,697,610
2.88%, 04/30/29	66,765,000	64,120,480
2.38%, 05/15/29	70,677,000	65,967,041
2.75%, 05/31/29	63,957,000	60,971,507
3.25%, 06/30/29	59,224,000	58,076,535
2.63%, 07/31/29	54,468,000	51,523,324
1.63%, 08/15/29	68,090,000	60,762,346
3.13%, 08/31/29	54,976,000	53,526,437
3.88%, 09/30/29	55,331,000	56,253,904
4.00%, 10/31/29	50,954,000	52,196,004
1.75%, 11/15/29	52,562,000	47,223,672
3.88%, 11/30/29	51,769,000	52,679,002
3.88%, 12/31/29	52,346,000	53,302,950
3.50%, 01/31/30	53,788,000	53,582,093
1.50%, 02/15/30	87,993,000	77,165,737
4.00%, 02/28/30	51,525,000	52,905,709
3.63%, 03/31/30	39,000,000	39,191,953
0.63%, 05/15/30	121,031,000	99,113,042
0.63%, 08/15/30	157,694,000	128,557,570

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 11/15/30	162,984,000	134,958,393
1.13%, 02/15/31	159,308,000	134,179,653
1.63%, 05/15/31	155,626,000	135,309,513
1.25%, 08/15/31	171,035,000	143,495,693
1.38%, 11/15/31	165,759,000	139,949,807
1.88%, 02/15/32	150,134,000	131,812,960
2.88%, 05/15/32	152,256,000	144,928,680
2.75%, 08/15/32	147,476,000	138,811,785
4.13%, 11/15/32	148,498,000	156,085,320
3.50%, 02/15/33	98,355,000	98,531,732
Total Treasuries (Cost $7,436,791,121)		7,204,442,852

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (a)	5,685,196	5,685,196
Total Short-Term Investments (Cost $5,685,196)		5,685,196
Total Investments in Securities (Cost $7,442,476,317)		7,210,128,048

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,204,442,852	$—	$7,204,442,852
Short-Term Investments[1]	5,685,196	—	—	5,685,196
Total	$5,685,196	$7,204,442,852	$—	$7,210,128,048

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
Bonds
4.50%, 02/15/36	895,600	996,425
4.75%, 02/15/37	532,200	607,415
5.00%, 05/15/37	687,000	801,965
4.38%, 02/15/38	723,400	792,914
4.50%, 05/15/38	819,100	908,817
3.50%, 02/15/39	839,400	830,416
4.25%, 05/15/39	1,245,000	1,344,503
4.50%, 08/15/39	1,330,300	1,478,192
4.38%, 11/15/39	1,431,300	1,564,702
4.63%, 02/15/40	1,441,900	1,623,715
1.13%, 05/15/40	4,317,400	2,877,142
4.38%, 05/15/40	1,395,400	1,523,820
1.13%, 08/15/40	5,272,100	3,488,647
3.88%, 08/15/40	1,387,200	1,423,506
1.38%, 11/15/40	5,869,800	4,044,659
4.25%, 11/15/40	1,377,200	1,479,522
1.88%, 02/15/41	7,109,400	5,323,719
4.75%, 02/15/41	1,460,500	1,664,970
2.25%, 05/15/41	6,125,800	4,870,011
4.38%, 05/15/41	1,348,400	1,468,281
1.75%, 08/15/41	8,025,400	5,815,280
3.75%, 08/15/41	1,364,000	1,362,828
2.00%, 11/15/41	6,745,200	5,094,207
3.13%, 11/15/41	1,433,000	1,307,277
2.38%, 02/15/42	5,458,500	4,391,107
3.13%, 02/15/42	1,515,800	1,376,536
3.00%, 05/15/42	1,410,600	1,253,340
3.25%, 05/15/42	4,817,200	4,446,125
2.75%, 08/15/42	1,648,500	1,403,286
3.38%, 08/15/42	4,173,400	3,921,040
2.75%, 11/15/42	2,389,800	2,028,156
4.00%, 11/15/42	4,172,200	4,286,935
3.13%, 02/15/43	2,049,900	1,844,430
3.88%, 02/15/43	2,879,000	2,905,316
2.88%, 05/15/43	3,242,900	2,803,335
3.63%, 08/15/43	2,327,800	2,260,876
3.75%, 11/15/43	2,368,800	2,340,485
3.63%, 02/15/44	2,522,500	2,441,701
3.38%, 05/15/44	2,338,000	2,175,984
3.13%, 08/15/44	3,011,100	2,688,583
3.00%, 11/15/44	2,635,500	2,300,915
2.50%, 02/15/45	3,498,300	2,793,721
3.00%, 05/15/45	1,711,400	1,491,458
2.88%, 08/15/45	2,329,600	1,986,712
3.00%, 11/15/45	1,375,300	1,197,585
2.50%, 02/15/46	2,832,000	2,251,440
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	2,868,100	2,278,795
2.25%, 08/15/46	3,540,500	2,673,631
2.88%, 11/15/46	1,595,100	1,360,321
3.00%, 02/15/47	3,151,300	2,744,585
3.00%, 05/15/47	2,428,200	2,114,810
2.75%, 08/15/47	3,464,500	2,882,302
2.75%, 11/15/47	3,492,000	2,907,363
3.00%, 02/15/48	3,994,100	3,485,788
3.13%, 05/15/48	4,286,800	3,828,983
3.00%, 08/15/48	4,695,000	4,101,523
3.38%, 11/15/48	4,816,800	4,508,600
3.00%, 02/15/49	5,071,600	4,442,008
2.88%, 05/15/49	4,955,400	4,241,900
2.25%, 08/15/49	4,664,100	3,508,642
2.38%, 11/15/49	4,380,500	3,387,359
2.00%, 02/15/50	5,505,000	3,905,109
1.25%, 05/15/50	6,395,800	3,723,055
1.38%, 08/15/50	7,209,200	4,335,095
1.63%, 11/15/50	7,134,000	4,581,366
1.88%, 02/15/51	7,955,800	5,439,778
2.38%, 05/15/51	8,015,600	6,158,235
2.00%, 08/15/51	7,932,600	5,584,426
1.88%, 11/15/51	7,383,400	5,031,095
2.25%, 02/15/52	6,744,900	5,034,435
2.88%, 05/15/52	6,421,800	5,497,663
3.00%, 08/15/52	6,101,000	5,362,684
4.00%, 11/15/52	6,099,000	6,476,376
3.63%, 02/15/53	4,158,800	4,130,208
Total Treasuries (Cost $226,425,648)		221,008,134

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (a)	119	119
Total Short-Term Investments (Cost $119)		119
Total Investments in Securities (Cost $226,425,767)		221,008,253

(a)	The rate shown is the annualized 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$221,008,134	$—	$221,008,134
Short-Term Investments[1]	119	—	—	119
Total	$119	$221,008,134	$—	$221,008,253

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.2% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.6%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	350,000	335,493
5.13%, 09/30/24	200,000	194,964
4.63%, 03/30/25	150,000	142,176
5.80%, 05/01/25 (a)	250,000	241,733
2.20%, 11/02/28 (a)	150,000	119,595
8.00%, 11/01/31	950,000	996,663
American Express Co.
3.38%, 05/03/24	500,000	490,490
2.50%, 07/30/24 (a)	550,000	532,284
3.00%, 10/30/24 (a)	600,000	585,378
2.25%, 03/04/25 (a)	675,000	644,962
3.95%, 08/01/25 (a)	600,000	588,912
4.20%, 11/06/25 (a)	400,000	397,104
3.13%, 05/20/26 (a)	75,000	71,592
1.65%, 11/04/26 (a)	250,000	224,913
2.55%, 03/04/27 (a)	575,000	532,852
3.30%, 05/03/27 (a)	850,000	811,155
5.85%, 11/05/27 (a)	300,000	315,183
4.05%, 05/03/29 (a)	300,000	293,220
4.99%, 05/26/33 (a)(b)	250,000	245,835
4.42%, 08/03/33 (a)(b)	300,000	288,201
4.05%, 12/03/42	150,000	138,807
American Express Credit Corp.
3.30%, 05/03/27 (a)	50,000	48,158
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	300,000	292,824
5.09%, 12/08/25	250,000	252,298
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	180,942
5.86%, 09/14/26 (a)(b)	200,000	197,692
6.14%, 09/14/28 (a)(b)	200,000	203,804
Banco Santander S.A.
3.89%, 05/24/24	400,000	391,972
2.71%, 06/27/24	600,000	579,654
3.50%, 03/24/25	200,000	192,310
2.75%, 05/28/25	750,000	705,975
5.15%, 08/18/25	400,000	393,612
5.18%, 11/19/25	400,000	392,388
4.25%, 04/11/27	500,000	477,080
5.29%, 08/18/27	600,000	591,384
1.72%, 09/14/27 (a)(b)	200,000	174,548
3.80%, 02/23/28	400,000	369,476
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.18%, 03/24/28 (a)(b)	400,000	375,344
4.38%, 04/12/28	400,000	379,256
3.31%, 06/27/29	200,000	179,120
3.49%, 05/28/30	400,000	351,620
2.75%, 12/03/30	400,000	313,304
2.96%, 03/25/31	200,000	164,668
3.23%, 11/22/32 (a)(b)	400,000	312,240
Bank of America Corp.
4.00%, 04/01/24	650,000	642,642
4.20%, 08/26/24	850,000	837,190
4.00%, 01/22/25	725,000	710,435
3.95%, 04/21/25	700,000	678,468
0.98%, 04/22/25 (a)(b)	500,000	476,470
3.84%, 04/25/25 (a)(b)	600,000	589,032
3.88%, 08/01/25	650,000	635,674
0.98%, 09/25/25 (a)(b)	600,000	560,640
3.09%, 10/01/25 (a)(b)	550,000	529,765
2.46%, 10/22/25 (a)(b)	850,000	809,880
1.53%, 12/06/25 (a)(b)	250,000	234,415
3.37%, 01/23/26 (a)(b)	500,000	481,175
2.02%, 02/13/26 (a)(b)	450,000	421,947
4.45%, 03/03/26	550,000	539,203
3.38%, 04/02/26 (a)(b)	500,000	479,975
3.50%, 04/19/26	850,000	817,411
1.32%, 06/19/26 (a)(b)	500,000	457,460
4.83%, 07/22/26 (a)(b)	100,000	98,842
6.22%, 09/15/26	200,000	206,410
4.25%, 10/22/26	500,000	485,690
1.20%, 10/24/26 (a)(b)	800,000	720,048
5.08%, 01/20/27 (a)(b)	300,000	299,604
1.66%, 03/11/27 (a)(b)	550,000	498,030
3.56%, 04/23/27 (a)(b)	1,000,000	954,800
1.73%, 07/22/27 (a)(b)	1,700,000	1,524,900
3.25%, 10/21/27 (a)	800,000	754,352
4.18%, 11/25/27 (a)	650,000	629,213
3.82%, 01/20/28 (a)(b)	950,000	906,794
2.55%, 02/04/28 (a)(b)	300,000	273,477
3.71%, 04/24/28 (a)(b)	500,000	473,160
4.38%, 04/27/28 (a)(b)	750,000	727,620
3.59%, 07/21/28 (a)(b)	850,000	799,756
4.95%, 07/22/28 (a)(b)	900,000	895,734
6.20%, 11/10/28 (a)(b)	500,000	523,120
3.42%, 12/20/28 (a)(b)	1,900,000	1,767,855
3.97%, 03/05/29 (a)(b)	825,000	781,902
2.09%, 06/14/29 (a)(b)	750,000	645,825
4.27%, 07/23/29 (a)(b)	850,000	818,473
3.97%, 02/07/30 (a)(b)	850,000	796,968
3.19%, 07/23/30 (a)(b)	800,000	711,416
2.88%, 10/22/30 (a)(b)	600,000	522,486
2.50%, 02/13/31 (a)(b)	1,000,000	847,840

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.59%, 04/29/31 (a)(b)	910,000	771,334
1.90%, 07/23/31 (a)(b)	800,000	642,384
1.92%, 10/24/31 (a)(b)	750,000	599,782
2.65%, 03/11/32 (a)(b)	600,000	501,738
2.69%, 04/22/32 (a)(b)	1,400,000	1,170,274
2.30%, 07/21/32 (a)(b)	1,150,000	927,371
2.57%, 10/20/32 (a)(b)	1,000,000	818,000
2.97%, 02/04/33 (a)(b)	1,000,000	843,410
4.57%, 04/27/33 (a)(b)	1,000,000	952,140
5.02%, 07/22/33 (a)(b)	1,400,000	1,384,208
2.48%, 09/21/36 (a)(b)	250,000	189,748
6.11%, 01/29/37	575,000	608,419
3.85%, 03/08/37 (a)(b)	700,000	602,112
4.24%, 04/24/38 (a)(b)	250,000	225,558
7.75%, 05/14/38	500,000	602,110
4.08%, 04/23/40 (a)(b)	525,000	456,624
2.68%, 06/19/41 (a)(b)	1,400,000	991,172
5.88%, 02/07/42	450,000	484,051
3.31%, 04/22/42 (a)(b)	1,050,000	812,637
5.00%, 01/21/44	500,000	489,370
4.88%, 04/01/44	150,000	142,766
4.75%, 04/21/45	200,000	185,672
4.44%, 01/20/48 (a)(b)	600,000	532,548
3.95%, 01/23/49 (a)(b)	400,000	326,432
4.33%, 03/15/50 (a)(b)	800,000	694,912
4.08%, 03/20/51 (a)(b)	1,500,000	1,230,180
2.83%, 10/24/51 (a)(b)	350,000	231,154
3.48%, 03/13/52 (a)(b)	75,000	56,537
2.97%, 07/21/52 (a)(b)	700,000	473,011
Bank of America NA
6.00%, 10/15/36	350,000	378,434
Bank of Montreal
2.50%, 06/28/24	200,000	193,524
4.25%, 09/14/24	400,000	395,180
5.20%, 12/12/24	400,000	400,468
1.50%, 01/10/25	500,000	470,350
1.85%, 05/01/25	475,000	445,184
3.70%, 06/07/25	400,000	389,036
1.25%, 09/15/26	400,000	354,024
0.95%, 01/22/27 (a)(b)	500,000	446,840
2.65%, 03/08/27	300,000	277,521
4.70%, 09/14/27 (a)	200,000	198,818
5.20%, 02/01/28 (a)	350,000	353,157
3.80%, 12/15/32 (a)(b)	304,000	273,272
3.09%, 01/10/37 (a)(b)	300,000	240,303
Bank of New York Mellon Corp.
3.25%, 09/11/24 (a)	350,000	341,863
2.10%, 10/24/24	445,000	426,034
0.85%, 10/25/24 (a)	250,000	234,893
3.00%, 02/24/25 (a)	350,000	338,086
1.60%, 04/24/25 (a)	550,000	513,859
3.35%, 04/25/25 (a)	100,000	96,982
3.43%, 06/13/25 (a)(b)	400,000	392,156
3.95%, 11/18/25 (a)	300,000	292,230
5.22%, 11/21/25 (a)(b)	100,000	100,308
0.75%, 01/28/26 (a)	150,000	134,114
4.41%, 07/24/26 (a)(b)	400,000	396,928
2.45%, 08/17/26 (a)	300,000	278,985
2.05%, 01/26/27 (a)	250,000	226,243
3.25%, 05/16/27 (a)	325,000	309,150
3.40%, 01/29/28 (a)	250,000	237,833
3.44%, 02/07/28 (a)(b)	300,000	287,481
3.85%, 04/28/28	100,000	96,900
1.65%, 07/14/28 (a)	100,000	87,652
5.80%, 10/25/28 (a)(b)	400,000	415,968
3.00%, 10/30/28 (a)	225,000	207,362
4.54%, 02/01/29 (a)(b)	250,000	247,978
3.30%, 08/23/29 (a)	250,000	230,870
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/26/30 (a)(b)	150,000	147,761
1.80%, 07/28/31 (a)	400,000	319,800
4.29%, 06/13/33 (a)(b)	250,000	239,983
5.83%, 10/25/33 (a)(b)	400,000	427,724
Bank of Nova Scotia
0.70%, 04/15/24	400,000	382,420
0.65%, 07/31/24	275,000	259,443
1.45%, 01/10/25	500,000	469,110
2.20%, 02/03/25	400,000	380,352
3.45%, 04/11/25	500,000	485,155
1.30%, 06/11/25	300,000	276,777
4.50%, 12/16/25	600,000	588,444
1.05%, 03/02/26	350,000	313,660
1.35%, 06/24/26	250,000	223,175
2.70%, 08/03/26	500,000	464,625
1.95%, 02/02/27	450,000	407,857
2.95%, 03/11/27	250,000	233,575
2.15%, 08/01/31	200,000	162,156
2.45%, 02/02/32	300,000	248,358
4.59%, 05/04/37 (a)(b)	450,000	399,739
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	102,774
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	134,444
5.13%, 06/11/30 (a)	100,000	84,318
Barclays Bank PLC
3.75%, 05/15/24	200,000	195,990
Barclays PLC
4.38%, 09/11/24	200,000	193,098
3.65%, 03/16/25	600,000	574,326
3.93%, 05/07/25 (a)(b)	500,000	486,850
4.38%, 01/12/26	750,000	726,877
2.85%, 05/07/26 (a)(b)	400,000	373,948
5.20%, 05/12/26	650,000	622,869
5.30%, 08/09/26 (a)(b)	500,000	490,600
7.33%, 11/02/26 (a)(b)	500,000	514,585
2.28%, 11/24/27 (a)(b)	400,000	352,088
4.34%, 01/10/28 (a)	400,000	382,456
4.84%, 05/09/28 (a)	600,000	568,062
5.50%, 08/09/28 (a)(b)	500,000	496,915
4.97%, 05/16/29 (a)(b)	650,000	627,269
5.09%, 06/20/30 (a)(b)	450,000	420,471
2.65%, 06/24/31 (a)(b)	300,000	243,486
2.67%, 03/10/32 (a)(b)	250,000	198,045
2.89%, 11/24/32 (a)(b)	400,000	319,488
5.75%, 08/09/33 (a)(b)	300,000	294,264
7.44%, 11/02/33 (a)(b)	600,000	663,354
3.56%, 09/23/35 (a)(b)	300,000	236,061
3.81%, 03/10/42 (a)(b)	300,000	214,992
3.33%, 11/24/42 (a)(b)	300,000	215,997
5.25%, 08/17/45	400,000	381,664
4.95%, 01/10/47	500,000	450,760
BNP Paribas S.A.
4.25%, 10/15/24	300,000	291,735
BPCE S.A.
4.00%, 04/15/24	500,000	491,300
3.38%, 12/02/26	250,000	234,045
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	250,000	244,343
2.25%, 01/28/25	400,000	381,416
3.30%, 04/07/25	400,000	387,248
3.95%, 08/04/25	550,000	536,783
0.95%, 10/23/25	200,000	181,504
3.45%, 04/07/27	300,000	284,976
3.60%, 04/07/32 (a)	400,000	364,324

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital One Financial Corp.
3.75%, 04/24/24 (a)	200,000	195,182
3.30%, 10/30/24 (a)	450,000	430,317
3.20%, 02/05/25 (a)	300,000	282,966
4.17%, 05/09/25 (a)(b)	500,000	484,615
4.20%, 10/29/25 (a)	400,000	374,472
2.64%, 03/03/26 (a)(b)	500,000	463,680
4.99%, 07/24/26 (a)(b)	400,000	385,940
3.75%, 07/28/26 (a)	500,000	456,515
3.75%, 03/09/27 (a)	250,000	227,463
3.65%, 05/11/27 (a)	250,000	228,565
1.88%, 11/02/27 (a)(b)	350,000	301,396
3.80%, 01/31/28 (a)	550,000	504,559
4.93%, 05/10/28 (a)(b)	300,000	288,600
3.27%, 03/01/30 (a)(b)	400,000	345,216
2.36%, 07/29/32 (a)(b)	325,000	232,668
2.62%, 11/02/32 (a)(b)	200,000	154,190
5.27%, 05/10/33 (a)(b)	450,000	425,173
5.82%, 02/01/34 (a)(b)	350,000	341,950
Capital One NA
2.28%, 01/28/26 (a)(b)	325,000	303,417
Citigroup, Inc.
3.75%, 06/16/24	200,000	196,850
4.00%, 08/05/24	250,000	245,763
3.88%, 03/26/25	200,000	193,908
3.35%, 04/24/25 (a)(b)	900,000	877,878
3.30%, 04/27/25	565,000	545,637
0.98%, 05/01/25 (a)(b)	600,000	570,846
4.14%, 05/24/25 (a)(b)	350,000	344,487
4.40%, 06/10/25	650,000	634,010
5.50%, 09/13/25	450,000	449,707
3.70%, 01/12/26	600,000	581,520
2.01%, 01/25/26 (a)(b)	500,000	471,280
4.60%, 03/09/26	450,000	442,224
3.29%, 03/17/26 (a)(b)	400,000	384,504
3.11%, 04/08/26 (a)(b)	1,000,000	956,820
3.40%, 05/01/26	500,000	477,990
5.61%, 09/29/26 (a)(b)	700,000	704,277
3.20%, 10/21/26 (a)	850,000	803,131
4.30%, 11/20/26	350,000	339,693
1.12%, 01/28/27 (a)(b)	600,000	536,976
1.46%, 06/09/27 (a)(b)	800,000	711,248
4.45%, 09/29/27	1,050,000	1,019,035
3.89%, 01/10/28 (a)(b)	800,000	766,240
6.63%, 01/15/28	150,000	162,101
3.07%, 02/24/28 (a)(b)	500,000	465,605
4.66%, 05/24/28 (a)(b)	300,000	296,766
3.67%, 07/24/28 (a)(b)	700,000	663,453
4.13%, 07/25/28	650,000	616,642
3.52%, 10/27/28 (a)(b)	800,000	748,648
4.08%, 04/23/29 (a)(b)	550,000	524,870
3.98%, 03/20/30 (a)(b)	750,000	701,535
2.98%, 11/05/30 (a)(b)	600,000	526,248
2.67%, 01/29/31 (a)(b)	750,000	642,007
4.41%, 03/31/31 (a)(b)	1,200,000	1,142,424
2.57%, 06/03/31 (a)(b)	1,200,000	1,013,712
2.56%, 05/01/32 (a)(b)	750,000	622,552
6.63%, 06/15/32	400,000	429,168
2.52%, 11/03/32 (a)(b)	600,000	491,388
3.06%, 01/25/33 (a)(b)	750,000	638,070
5.88%, 02/22/33	150,000	155,483
3.79%, 03/17/33 (a)(b)	700,000	628,201
4.91%, 05/24/33 (a)(b)	700,000	687,414
6.00%, 10/31/33	200,000	206,204
6.27%, 11/17/33 (a)(b)	700,000	757,631
3.88%, 01/24/39 (a)(b)	300,000	255,357
8.13%, 07/15/39	550,000	712,079
5.32%, 03/26/41 (a)(b)	450,000	447,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 01/30/42	250,000	266,008
2.90%, 11/03/42 (a)(b)	250,000	179,033
6.68%, 09/13/43	300,000	337,107
5.30%, 05/06/44	250,000	238,533
4.65%, 07/30/45	200,000	182,398
4.75%, 05/18/46	600,000	532,254
4.28%, 04/24/48 (a)(b)	350,000	303,902
4.65%, 07/23/48 (a)	700,000	651,448
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	224,135
4.12%, 05/23/25 (a)(b)	250,000	235,583
6.06%, 10/24/25 (a)(b)	250,000	235,963
3.75%, 02/18/26 (a)	100,000	91,552
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	400,000	360,596
2.85%, 07/27/26 (a)	150,000	128,823
2.50%, 02/06/30 (a)	200,000	158,332
3.25%, 04/30/30 (a)	300,000	248,823
Comerica Bank
4.00%, 07/27/25	250,000	204,740
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	198,105
Cooperatieve Rabobank UA
3.88%, 08/22/24	250,000	246,458
1.38%, 01/10/25	300,000	282,420
3.38%, 05/21/25	500,000	482,875
4.38%, 08/04/25	500,000	484,500
3.75%, 07/21/26	500,000	473,070
5.25%, 05/24/41	350,000	374,482
5.75%, 12/01/43	300,000	306,747
5.25%, 08/04/45	250,000	236,318
Credit Suisse AG
4.75%, 08/09/24	300,000	290,049
3.63%, 09/09/24	700,000	669,424
7.95%, 01/09/25	350,000	351,330
3.70%, 02/21/25	500,000	475,325
2.95%, 04/09/25	300,000	279,411
1.25%, 08/07/26	500,000	423,655
5.00%, 07/09/27	250,000	240,880
7.50%, 02/15/28	750,000	796,867
Credit Suisse Group AG
3.75%, 03/26/25	750,000	691,950
4.55%, 04/17/26	500,000	460,125
4.88%, 05/15/45	500,000	429,530
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	333,234
Deutsche Bank AG
0.90%, 05/28/24	300,000	281,895
3.70%, 05/30/24	549,000	522,883
1.45%, 04/01/25 (a)(b)	350,000	325,966
4.50%, 04/01/25	400,000	368,904
3.96%, 11/26/25 (a)(b)	700,000	662,550
4.10%, 01/13/26	450,000	413,178
1.69%, 03/19/26	300,000	266,097
6.12%, 07/14/26 (a)(b)	200,000	194,204
2.13%, 11/24/26 (a)(b)	600,000	519,828
2.31%, 11/16/27 (a)(b)	500,000	423,750
2.55%, 01/07/28 (a)(b)	400,000	343,128
6.72%, 01/18/29 (a)(b)	225,000	224,291
5.88%, 07/08/31 (a)(b)	150,000	130,518
3.55%, 09/18/31 (a)(b)	450,000	369,612
3.73%, 01/14/32 (a)(b)	350,000	262,168
3.04%, 05/28/32 (a)(b)	350,000	271,747
4.88%, 12/01/32 (a)(b)	250,000	204,275
3.74%, 01/07/33 (a)(b)	350,000	254,660
7.08%, 02/10/34 (a)(b)	300,000	278,175

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
2.45%, 09/12/24 (a)	300,000	284,424
4.65%, 09/13/28 (a)	500,000	474,080
2.70%, 02/06/30 (a)	450,000	366,979
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	190,866
3.75%, 03/04/25 (a)	250,000	238,280
4.50%, 01/30/26 (a)	50,000	48,333
4.10%, 02/09/27 (a)	300,000	285,414
Fifth Third Bancorp
2.38%, 01/28/25 (a)	100,000	92,955
2.55%, 05/05/27 (a)	300,000	259,482
1.71%, 11/01/27 (a)(b)	350,000	296,328
3.95%, 03/14/28 (a)	200,000	180,710
4.34%, 04/25/33 (a)(b)	75,000	65,989
8.25%, 03/01/38	350,000	399,084
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	568,968
5.85%, 10/27/25 (a)(b)	300,000	297,105
3.85%, 03/15/26 (a)	500,000	457,135
2.25%, 02/01/27 (a)	50,000	43,926
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,101
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	235,053
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (a)(b)	250,000	233,485
6.13%, 03/09/28	50,000	48,771
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	303,645
Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	800,000	786,800
5.70%, 11/01/24	500,000	503,910
3.50%, 01/23/25 (a)	750,000	730,537
3.50%, 04/01/25 (a)	975,000	947,222
3.75%, 05/22/25 (a)	700,000	680,316
3.27%, 09/29/25 (a)(b)	800,000	776,328
4.25%, 10/21/25	600,000	583,116
0.86%, 02/12/26 (a)(b)	150,000	137,315
3.75%, 02/25/26 (a)	475,000	462,474
3.50%, 11/16/26 (a)	800,000	764,888
1.09%, 12/09/26 (a)(b)	725,000	649,332
5.95%, 01/15/27	265,000	273,189
3.85%, 01/26/27 (a)	645,000	622,915
1.43%, 03/09/27 (a)(b)	900,000	805,068
1.54%, 09/10/27 (a)(b)	800,000	704,544
1.95%, 10/21/27 (a)(b)	1,200,000	1,072,200
2.64%, 02/24/28 (a)(b)	850,000	776,968
3.62%, 03/15/28 (a)(b)	500,000	473,640
3.69%, 06/05/28 (a)(b)	800,000	759,896
4.48%, 08/23/28 (a)(b)	500,000	489,480
3.81%, 04/23/29 (a)(b)	675,000	636,106
4.22%, 05/01/29 (a)(b)	1,050,000	1,003,191
2.60%, 02/07/30 (a)	600,000	516,228
3.80%, 03/15/30 (a)	700,000	652,330
1.99%, 01/27/32 (a)(b)	750,000	598,912
2.62%, 04/22/32 (a)(b)	800,000	667,448
2.38%, 07/21/32 (a)(b)	1,125,000	917,392
2.65%, 10/21/32 (a)(b)	1,050,000	866,680
6.13%, 02/15/33	200,000	215,288
3.10%, 02/24/33 (a)(b)	1,200,000	1,029,252
6.45%, 05/01/36	200,000	214,776
6.75%, 10/01/37	1,550,000	1,682,525
4.02%, 10/31/38 (a)(b)	725,000	629,046
4.41%, 04/23/39 (a)(b)	400,000	360,468
6.25%, 02/01/41	750,000	829,327
3.21%, 04/22/42 (a)(b)	700,000	527,765
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.91%, 07/21/42 (a)(b)	500,000	358,800
3.44%, 02/24/43 (a)(b)	550,000	424,242
4.80%, 07/08/44 (a)	525,000	489,169
5.15%, 05/22/45	550,000	523,732
4.75%, 10/21/45 (a)	500,000	462,740
HSBC Bank USA NA
5.63%, 08/15/35	250,000	246,025
7.00%, 01/15/39	200,000	222,416
HSBC Holdings PLC
0.98%, 05/24/25 (a)(b)	200,000	188,458
4.25%, 08/18/25	550,000	524,936
2.63%, 11/07/25 (a)(b)	500,000	473,050
4.18%, 12/09/25 (a)(b)	400,000	388,472
4.30%, 03/08/26	1,000,000	978,590
3.00%, 03/10/26 (a)(b)	400,000	379,448
1.65%, 04/18/26 (a)(b)	500,000	457,220
3.90%, 05/25/26	700,000	663,544
2.10%, 06/04/26 (a)(b)	650,000	597,655
4.29%, 09/12/26 (a)(b)	950,000	911,363
7.34%, 11/03/26 (a)(b)	500,000	520,880
4.38%, 11/23/26	700,000	668,864
1.59%, 05/24/27 (a)(b)	750,000	661,575
2.25%, 11/22/27 (a)(b)	400,000	355,064
4.04%, 03/13/28 (a)(b)	800,000	755,768
4.76%, 06/09/28 (a)(b)	600,000	581,292
5.21%, 08/11/28 (a)(b)	600,000	595,722
2.01%, 09/22/28 (a)(b)	650,000	559,390
7.39%, 11/03/28 (a)(b)	500,000	535,930
6.16%, 03/09/29 (a)(b)	500,000	514,265
4.58%, 06/19/29 (a)(b)	950,000	905,635
2.21%, 08/17/29 (a)(b)	650,000	547,969
4.95%, 03/31/30	700,000	687,771
3.97%, 05/22/30 (a)(b)	900,000	815,535
2.85%, 06/04/31 (a)(b)	250,000	210,205
2.36%, 08/18/31 (a)(b)	500,000	403,730
2.80%, 05/24/32 (a)(b)	850,000	695,623
2.87%, 11/22/32 (a)(b)	600,000	490,662
4.76%, 03/29/33 (a)(b)	400,000	364,780
5.40%, 08/11/33 (a)(b)	700,000	692,531
8.11%, 11/03/33 (a)(b)	400,000	447,264
6.25%, 03/09/34 (a)(b)	600,000	627,984
6.50%, 05/02/36	750,000	786,614
6.50%, 09/15/37	550,000	553,655
6.80%, 06/01/38	500,000	517,861
6.10%, 01/14/42	75,000	80,690
6.33%, 03/09/44 (a)(b)	700,000	740,579
5.25%, 03/14/44	395,000	352,719
HSBC USA, Inc.
3.75%, 05/24/24	250,000	244,275
3.50%, 06/23/24	200,000	194,478
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	234,020
4.00%, 05/15/25 (a)	150,000	141,560
2.55%, 02/04/30 (a)	250,000	198,660
2.49%, 08/15/36 (a)(b)	350,000	245,522
Huntington National Bank
5.70%, 11/18/25 (a)(b)	300,000	290,370
4.55%, 05/17/28 (a)(b)	250,000	235,070
5.65%, 01/10/30 (a)	250,000	242,810
ING Groep N.V.
3.55%, 04/09/24	200,000	196,298
3.87%, 03/28/26 (a)(b)	400,000	387,084
3.95%, 03/29/27	500,000	478,095
1.73%, 04/01/27 (a)(b)	300,000	267,384
4.02%, 03/28/28 (a)(b)	400,000	382,036
4.55%, 10/02/28	250,000	240,130
4.05%, 04/09/29	255,000	239,690

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 04/01/32 (a)(b)	350,000	288,617
4.25%, 03/28/33 (a)(b)	300,000	274,593
JPMorgan Chase & Co.
3.63%, 05/13/24	500,000	493,875
3.88%, 09/10/24	800,000	786,800
3.13%, 01/23/25 (a)	700,000	680,680
0.82%, 06/01/25 (a)(b)	575,000	544,939
3.85%, 06/14/25 (a)(b)	600,000	590,208
0.97%, 06/23/25 (a)(b)	600,000	568,482
3.90%, 07/15/25 (a)	750,000	738,532
7.75%, 07/15/25	100,000	106,250
0.77%, 08/09/25 (a)(b)	250,000	235,008
2.30%, 10/15/25 (a)(b)	550,000	525,998
1.56%, 12/10/25 (a)(b)	100,000	93,885
5.55%, 12/15/25 (a)(b)	500,000	503,735
2.60%, 02/24/26 (a)(b)	500,000	475,775
2.01%, 03/13/26 (a)(b)	650,000	612,950
3.30%, 04/01/26 (a)	725,000	700,625
2.08%, 04/22/26 (a)(b)	1,050,000	986,475
4.08%, 04/26/26 (a)(b)	500,000	490,995
3.20%, 06/15/26 (a)	349,000	335,881
2.95%, 10/01/26 (a)	925,000	876,336
7.63%, 10/15/26	200,000	217,864
1.05%, 11/19/26 (a)(b)	800,000	717,080
4.13%, 12/15/26	600,000	587,364
3.96%, 01/29/27 (a)(b)	650,000	631,163
1.04%, 02/04/27 (a)(b)	750,000	669,645
1.58%, 04/22/27 (a)(b)	1,000,000	898,830
8.00%, 04/29/27	350,000	397,397
1.47%, 09/22/27 (a)(b)	850,000	752,071
4.25%, 10/01/27	493,000	485,023
3.63%, 12/01/27 (a)	300,000	287,307
3.78%, 02/01/28 (a)(b)	800,000	765,960
2.95%, 02/24/28 (a)(b)	500,000	464,645
4.32%, 04/26/28 (a)(b)	500,000	488,830
3.54%, 05/01/28 (a)(b)	900,000	852,111
2.18%, 06/01/28 (a)(b)	500,000	448,425
4.85%, 07/25/28 (a)(b)	1,000,000	999,330
3.51%, 01/23/29 (a)(b)	750,000	702,712
4.01%, 04/23/29 (a)(b)	750,000	717,082
2.07%, 06/01/29 (a)(b)	750,000	649,732
4.20%, 07/23/29 (a)(b)	900,000	869,652
4.45%, 12/05/29 (a)(b)	750,000	729,375
3.70%, 05/06/30 (a)(b)	700,000	651,497
8.75%, 09/01/30	200,000	240,998
2.74%, 10/15/30 (a)(b)	1,000,000	873,660
4.49%, 03/24/31 (a)(b)	1,000,000	973,080
2.52%, 04/22/31 (a)(b)	950,000	812,867
2.96%, 05/13/31 (a)(b)	900,000	776,466
1.76%, 11/19/31 (a)(b)	500,000	399,245
1.95%, 02/04/32 (a)(b)	900,000	724,608
2.58%, 04/22/32 (a)(b)	1,100,000	927,201
2.55%, 11/08/32 (a)(b)	750,000	623,340
2.96%, 01/25/33 (a)(b)	800,000	685,288
4.59%, 04/26/33 (a)(b)	500,000	484,910
4.91%, 07/25/33 (a)(b)	1,000,000	995,360
5.72%, 09/14/33 (a)(b)	700,000	714,609
6.40%, 05/15/38	750,000	856,207
3.88%, 07/24/38 (a)(b)	750,000	661,695
5.50%, 10/15/40	350,000	363,678
3.11%, 04/22/41 (a)(b)	450,000	344,088
5.60%, 07/15/41	525,000	551,570
2.53%, 11/19/41 (a)(b)	500,000	351,315
5.40%, 01/06/42	350,000	360,647
3.16%, 04/22/42 (a)(b)	600,000	457,218
5.63%, 08/16/43	400,000	413,644
4.85%, 02/01/44	300,000	288,657
4.95%, 06/01/45	400,000	380,044
4.26%, 02/22/48 (a)(b)	575,000	503,861
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.03%, 07/24/48 (a)(b)	475,000	400,776
3.96%, 11/15/48 (a)(b)	1,050,000	871,930
3.90%, 01/23/49 (a)(b)	550,000	452,430
3.11%, 04/22/51 (a)(b)	550,000	390,824
3.33%, 04/22/52 (a)(b)	1,000,000	737,220
KeyBank NA
3.30%, 06/01/25	450,000	420,876
4.15%, 08/08/25	250,000	236,928
4.39%, 12/14/27	250,000	229,035
6.95%, 02/01/28	200,000	204,798
3.90%, 04/13/29	250,000	213,510
KeyCorp
3.88%, 05/23/25 (a)(b)	100,000	96,370
4.15%, 10/29/25	100,000	94,112
2.25%, 04/06/27	400,000	342,452
4.10%, 04/30/28	400,000	360,852
2.55%, 10/01/29	350,000	281,082
4.79%, 06/01/33 (a)(b)	250,000	225,493
Lloyds Banking Group PLC
4.50%, 11/04/24	300,000	289,524
4.45%, 05/08/25	400,000	391,268
3.87%, 07/09/25 (a)(b)	400,000	389,008
4.58%, 12/10/25	200,000	190,224
2.44%, 02/05/26 (a)(b)	250,000	235,443
3.51%, 03/18/26 (a)(b)	300,000	285,801
4.65%, 03/24/26	750,000	714,960
4.72%, 08/11/26 (a)(b)	400,000	391,268
3.75%, 01/11/27	600,000	562,614
1.63%, 05/11/27 (a)(b)	300,000	266,439
3.75%, 03/18/28 (a)(b)	300,000	279,603
4.38%, 03/22/28	600,000	571,650
4.55%, 08/16/28	200,000	190,758
3.57%, 11/07/28 (a)(b)	750,000	687,195
5.87%, 03/06/29 (a)(b)	200,000	201,836
4.98%, 08/11/33 (a)(b)	400,000	383,660
7.95%, 11/15/33 (a)(b)	200,000	221,196
5.30%, 12/01/45	250,000	225,230
3.37%, 12/14/46 (a)(b)	250,000	168,240
4.34%, 01/09/48	300,000	233,172
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	175,000	162,052
5.05%, 01/27/34 (a)(b)	250,000	231,638
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	233,485
4.65%, 01/27/26 (a)	350,000	329,917
3.40%, 08/17/27	250,000	215,863
4.70%, 01/27/28 (a)	350,000	328,286
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	300,000	289,584
2.19%, 02/25/25	850,000	801,048
3.78%, 03/02/25	350,000	341,862
1.41%, 07/17/25	600,000	550,764
4.79%, 07/18/25 (a)(b)	500,000	495,155
0.95%, 07/19/25 (a)(b)	700,000	659,386
5.06%, 09/12/25 (a)(b)	600,000	595,962
0.96%, 10/11/25 (a)(b)	400,000	372,916
5.72%, 02/20/26 (a)(b)	400,000	401,296
3.85%, 03/01/26	750,000	720,615
2.76%, 09/13/26	200,000	185,726
3.68%, 02/22/27	300,000	290,322
1.54%, 07/20/27 (a)(b)	500,000	442,825
3.29%, 07/25/27	350,000	329,165
2.34%, 01/19/28 (a)(b)	500,000	449,895
3.96%, 03/02/28	350,000	337,323
5.02%, 07/20/28 (a)(b)	400,000	397,048
5.35%, 09/13/28 (a)(b)	500,000	502,225
3.74%, 03/07/29	450,000	422,635

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 07/18/29	650,000	582,263
2.56%, 02/25/30	400,000	340,920
2.05%, 07/17/30	550,000	448,833
2.31%, 07/20/32 (a)(b)	900,000	721,746
2.85%, 01/19/33 (a)(b)	400,000	330,996
4.32%, 04/19/33 (a)(b)	200,000	184,898
5.13%, 07/20/33 (a)(b)	400,000	395,188
5.44%, 02/22/34 (a)(b)	200,000	202,250
4.29%, 07/26/38	150,000	136,637
4.15%, 03/07/39	150,000	133,566
3.75%, 07/18/39	500,000	427,375
Mizuho Financial Group, Inc.
2.56%, 09/13/25 (a)(b)	250,000	238,580
2.23%, 05/25/26 (a)(b)	400,000	374,224
2.84%, 09/13/26	250,000	232,913
3.66%, 02/28/27	300,000	284,946
1.23%, 05/22/27 (a)(b)	250,000	220,113
1.55%, 07/09/27 (a)(b)	250,000	221,470
3.17%, 09/11/27	500,000	465,775
4.02%, 03/05/28	600,000	567,642
5.67%, 05/27/29 (a)(b)	200,000	202,920
4.25%, 09/11/29 (a)(b)	550,000	521,141
3.15%, 07/16/30 (a)(b)	250,000	220,013
2.87%, 09/13/30 (a)(b)	200,000	172,966
2.59%, 05/25/31 (a)(b)	250,000	208,363
2.20%, 07/10/31 (a)(b)	250,000	203,500
1.98%, 09/08/31 (a)(b)	400,000	316,780
2.56%, 09/13/31	225,000	177,201
2.26%, 07/09/32 (a)(b)	250,000	197,395
5.67%, 09/13/33 (a)(b)	200,000	203,544
5.75%, 05/27/34 (a)(b)	200,000	204,592
Morgan Stanley
3.88%, 04/29/24	875,000	864,299
3.70%, 10/23/24	850,000	835,210
3.62%, 04/17/25 (a)(b)	600,000	589,026
0.79%, 05/30/25 (a)(b)	900,000	852,534
2.72%, 07/22/25 (a)(b)	490,000	472,796
4.00%, 07/23/25	800,000	785,576
0.86%, 10/21/25 (a)(b)	300,000	279,090
1.16%, 10/21/25 (a)(b)	500,000	467,210
5.00%, 11/24/25	600,000	597,714
3.88%, 01/27/26	850,000	832,345
2.63%, 02/18/26 (a)(b)	500,000	474,950
2.19%, 04/28/26 (a)(b)	750,000	705,585
4.68%, 07/17/26 (a)(b)	600,000	593,436
3.13%, 07/27/26	950,000	901,227
6.25%, 08/09/26	200,000	209,046
4.35%, 09/08/26	650,000	634,276
6.14%, 10/16/26 (a)(b)	500,000	512,680
0.99%, 12/10/26 (a)(b)	700,000	624,400
3.63%, 01/20/27	900,000	866,493
5.05%, 01/28/27 (a)(b)	400,000	399,844
3.95%, 04/23/27	650,000	628,537
1.59%, 05/04/27 (a)(b)	750,000	675,765
1.51%, 07/20/27 (a)(b)	750,000	666,112
2.48%, 01/21/28 (a)(b)	750,000	685,897
4.21%, 04/20/28 (a)(b)	750,000	728,902
3.59%, 07/22/28 (a)(b)	1,000,000	945,560
6.30%, 10/18/28 (a)(b)	500,000	526,285
3.77%, 01/24/29 (a)(b)	850,000	805,774
5.12%, 02/01/29 (a)(b)	500,000	503,485
4.43%, 01/23/30 (a)(b)	950,000	915,230
2.70%, 01/22/31 (a)(b)	1,000,000	861,490
3.62%, 04/01/31 (a)(b)	900,000	825,273
1.79%, 02/13/32 (a)(b)	700,000	550,151
7.25%, 04/01/32	225,000	263,117
1.93%, 04/28/32 (a)(b)	600,000	475,482
2.24%, 07/21/32 (a)(b)	1,100,000	887,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.51%, 10/20/32 (a)(b)	750,000	614,557
2.94%, 01/21/33 (a)(b)	750,000	636,180
4.89%, 07/20/33 (a)(b)	500,000	491,225
6.34%, 10/18/33 (a)(b)	800,000	875,608
2.48%, 09/16/36 (a)(b)	1,000,000	756,530
5.30%, 04/20/37 (a)(b)	400,000	378,228
5.95%, 01/19/38 (a)(b)	400,000	397,156
3.97%, 07/22/38 (a)(b)	650,000	573,820
4.46%, 04/22/39 (a)(b)	250,000	230,178
3.22%, 04/22/42 (a)(b)	600,000	463,698
6.38%, 07/24/42	600,000	675,900
4.30%, 01/27/45	500,000	440,230
4.38%, 01/22/47	600,000	539,184
5.60%, 03/24/51 (a)(b)	600,000	637,206
2.80%, 01/25/52 (a)(b)	725,000	482,132
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	252,215
3.50%, 06/09/25	250,000	243,783
3.38%, 01/14/26	600,000	580,500
2.50%, 07/12/26	450,000	420,826
3.91%, 06/09/27	500,000	485,865
National Bank of Canada
3.75%, 06/09/25 (a)(b)	250,000	245,103
Natwest Group PLC
5.13%, 05/28/24	400,000	395,340
4.80%, 04/05/26	600,000	587,700
7.47%, 11/10/26 (a)(b)	200,000	207,534
5.85%, 03/02/27 (a)(b)	300,000	300,858
1.64%, 06/14/27 (a)(b)	350,000	308,525
3.07%, 05/22/28 (a)(b)	300,000	271,614
5.52%, 09/30/28 (a)(b)	300,000	297,855
4.89%, 05/18/29 (a)(b)	550,000	531,245
3.75%, 11/01/29 (a)(b)	200,000	188,150
5.08%, 01/27/30 (a)(b)	550,000	537,388
4.45%, 05/08/30 (a)(b)	300,000	282,003
6.02%, 03/02/34 (a)(b)	200,000	207,168
3.03%, 11/28/35 (a)(b)	250,000	191,480
Northern Trust Corp.
3.95%, 10/30/25	350,000	340,309
4.00%, 05/10/27 (a)	150,000	147,063
3.65%, 08/03/28 (a)	250,000	240,383
3.15%, 05/03/29 (a)	150,000	138,786
1.95%, 05/01/30 (a)	325,000	271,772
3.38%, 05/08/32 (a)(b)	350,000	317,398
PNC Bank NA
2.50%, 08/27/24 (a)	250,000	240,135
3.30%, 10/30/24 (a)	300,000	290,670
3.88%, 04/10/25 (a)	250,000	242,003
3.25%, 06/01/25 (a)	500,000	477,930
3.10%, 10/25/27 (a)	300,000	281,262
3.25%, 01/22/28 (a)	400,000	371,812
4.05%, 07/26/28	550,000	521,609
2.70%, 10/22/29	425,000	367,068
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (a)	225,000	220,516
2.20%, 11/01/24 (a)	200,000	190,238
2.60%, 07/23/26 (a)	300,000	278,691
4.76%, 01/26/27 (a)(b)	400,000	395,332
3.15%, 05/19/27 (a)	200,000	187,894
3.45%, 04/23/29 (a)	500,000	464,425
2.55%, 01/22/30 (a)	600,000	513,024
2.31%, 04/23/32 (a)(b)	300,000	247,080
6.04%, 10/28/33 (a)(b)	350,000	369,554
5.07%, 01/24/34 (a)(b)	500,000	494,075
Regions Bank
6.45%, 06/26/37	250,000	255,398

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Financial Corp.
2.25%, 05/18/25 (a)	150,000	138,228
1.80%, 08/12/28 (a)	250,000	205,028
Royal Bank of Canada
2.55%, 07/16/24	500,000	483,925
3.97%, 07/26/24	500,000	493,395
0.75%, 10/07/24	200,000	187,628
2.25%, 11/01/24	750,000	718,500
1.60%, 01/21/25	200,000	188,538
3.38%, 04/14/25	400,000	388,228
1.15%, 06/10/25	400,000	368,384
4.88%, 01/12/26	400,000	400,872
0.88%, 01/20/26	650,000	585,409
4.65%, 01/27/26	450,000	443,668
1.20%, 04/27/26	350,000	314,241
1.15%, 07/14/26	300,000	269,697
1.40%, 11/02/26	200,000	177,580
3.63%, 05/04/27	400,000	383,564
4.24%, 08/03/27	300,000	292,992
6.00%, 11/01/27	500,000	523,060
2.30%, 11/03/31	500,000	414,945
3.88%, 05/04/32	250,000	233,435
5.00%, 02/01/33	500,000	506,575
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	250,000	243,078
3.45%, 06/02/25 (a)	250,000	235,163
4.26%, 06/09/25 (a)(b)	200,000	193,144
4.50%, 07/17/25 (a)	600,000	573,498
5.81%, 09/09/26 (a)(b)	100,000	98,310
3.24%, 10/05/26 (a)(c)	350,000	317,902
4.40%, 07/13/27 (a)	550,000	520,470
2.49%, 01/06/28 (a)(b)	50,000	43,304
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	357,772
1.67%, 06/14/27 (a)(b)	200,000	174,286
2.47%, 01/11/28 (a)(b)	500,000	440,495
3.82%, 11/03/28 (a)(b)	350,000	320,849
2.90%, 03/15/32 (a)(b)	200,000	162,576
Santander UK PLC
2.88%, 06/18/24	300,000	289,728
State Street Corp.
3.30%, 12/16/24	400,000	389,288
3.55%, 08/18/25	571,000	556,565
2.35%, 11/01/25 (a)(b)	450,000	431,329
2.90%, 03/30/26 (a)(b)	100,000	95,701
2.65%, 05/19/26	250,000	235,805
4.14%, 12/03/29 (a)(b)	300,000	288,570
2.40%, 01/24/30	250,000	218,038
2.20%, 03/03/31	200,000	165,804
3.15%, 03/30/31 (a)(b)	200,000	180,316
2.62%, 02/07/33 (a)(b)	150,000	125,814
4.42%, 05/13/33 (a)(b)	200,000	193,368
4.16%, 08/04/33 (a)(b)	350,000	329,959
4.82%, 01/26/34 (a)(b)	200,000	198,964
3.03%, 11/01/34 (a)(b)	100,000	86,693
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	241,018
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	575,000	555,760
2.45%, 09/27/24	350,000	335,685
2.35%, 01/15/25	250,000	237,355
1.47%, 07/08/25	750,000	688,252
5.46%, 01/13/26	400,000	404,028
3.78%, 03/09/26	550,000	536,404
2.63%, 07/14/26	700,000	648,585
1.40%, 09/17/26	500,000	438,080
3.01%, 10/19/26	400,000	373,936
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 01/11/27	300,000	283,017
2.17%, 01/14/27	200,000	179,650
3.36%, 07/12/27	600,000	569,058
5.52%, 01/13/28	500,000	507,895
3.54%, 01/17/28	300,000	278,307
3.94%, 07/19/28	150,000	141,569
1.90%, 09/17/28	700,000	593,152
4.31%, 10/16/28	250,000	242,563
3.04%, 07/16/29	750,000	664,282
3.20%, 09/17/29	50,000	43,833
2.72%, 09/27/29	200,000	172,580
5.71%, 01/13/30	300,000	309,759
2.75%, 01/15/30	450,000	388,111
2.13%, 07/08/30	450,000	366,862
2.14%, 09/23/30	350,000	279,097
2.22%, 09/17/31	350,000	279,913
5.77%, 01/13/33	500,000	522,845
2.93%, 09/17/41	250,000	175,818
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	234,613
Synchrony Financial
4.25%, 08/15/24 (a)	250,000	234,920
4.50%, 07/23/25 (a)	300,000	272,598
3.70%, 08/04/26 (a)	450,000	393,889
3.95%, 12/01/27 (a)	550,000	470,398
5.15%, 03/19/29 (a)	225,000	199,015
2.88%, 10/28/31 (a)	100,000	71,435
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	44,003
Toronto-Dominion Bank
2.65%, 06/12/24	500,000	486,310
0.70%, 09/10/24	300,000	282,054
4.29%, 09/13/24	300,000	296,646
1.45%, 01/10/25	200,000	188,264
3.77%, 06/06/25	500,000	487,100
1.15%, 06/12/25	250,000	230,360
0.75%, 09/11/25	200,000	180,194
0.75%, 01/06/26	375,000	334,969
5.10%, 01/09/26	200,000	201,374
1.20%, 06/03/26	500,000	445,520
1.25%, 09/10/26	500,000	442,605
1.95%, 01/12/27	250,000	224,700
2.80%, 03/10/27	350,000	323,894
4.11%, 06/08/27	500,000	484,645
4.69%, 09/15/27	500,000	495,350
5.16%, 01/10/28	400,000	404,528
2.00%, 09/10/31	200,000	161,340
3.63%, 09/15/31 (a)(b)	500,000	474,050
3.20%, 03/10/32	450,000	396,720
4.46%, 06/08/32	600,000	581,802
Truist Bank
3.20%, 04/01/24 (a)	350,000	341,040
1.50%, 03/10/25 (a)	400,000	368,708
3.63%, 09/16/25 (a)	500,000	477,530
4.05%, 11/03/25 (a)	350,000	337,551
3.30%, 05/15/26 (a)	250,000	231,448
3.80%, 10/30/26 (a)	250,000	232,415
2.25%, 03/11/30 (a)	600,000	493,212
Truist Financial Corp.
2.50%, 08/01/24 (a)	160,000	153,358
2.85%, 10/26/24 (a)	100,000	95,810
4.00%, 05/01/25 (a)	300,000	289,965
3.70%, 06/05/25 (a)	230,000	220,602
1.20%, 08/05/25 (a)	400,000	360,908
4.26%, 07/28/26 (a)(b)	400,000	385,856
1.27%, 03/02/27 (a)(b)	300,000	263,907
1.13%, 08/03/27 (a)	700,000	593,509

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.12%, 06/06/28 (a)(b)	300,000	285,663
4.87%, 01/26/29 (a)(b)	400,000	389,564
3.88%, 03/19/29 (a)	200,000	180,446
1.89%, 06/07/29 (a)(b)	350,000	293,059
1.95%, 06/05/30 (a)	200,000	161,948
4.92%, 07/28/33 (a)(b)	300,000	280,278
5.12%, 01/26/34 (a)(b)	400,000	390,304
US Bancorp
2.40%, 07/30/24 (a)	400,000	385,576
3.60%, 09/11/24 (a)	300,000	290,868
1.45%, 05/12/25 (a)	500,000	461,980
3.95%, 11/17/25 (a)	300,000	293,805
3.10%, 04/27/26 (a)	100,000	92,852
2.38%, 07/22/26 (a)	400,000	368,376
5.73%, 10/21/26 (a)(b)	400,000	402,168
3.15%, 04/27/27 (a)	400,000	375,432
2.22%, 01/27/28 (a)(b)	275,000	247,379
3.90%, 04/26/28 (a)	450,000	432,580
4.55%, 07/22/28 (a)(b)	500,000	487,165
1.38%, 07/22/30 (a)	450,000	353,101
2.68%, 01/27/33 (a)(b)	250,000	207,138
4.97%, 07/22/33 (a)(b)	400,000	379,456
5.85%, 10/21/33 (a)(b)	400,000	418,780
4.84%, 02/01/34 (a)(b)	500,000	485,315
2.49%, 11/03/36 (a)(b)	400,000	309,524
US Bank NA
2.05%, 01/21/25 (a)	300,000	283,350
2.80%, 01/27/25 (a)	250,000	239,485
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	150,000	128,718
Wachovia Corp.
7.57%, 08/01/26	200,000	211,472
5.50%, 08/01/35	200,000	201,678
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	136,314
Wells Fargo & Co.
3.30%, 09/09/24	550,000	537,047
3.00%, 02/19/25	700,000	674,289
3.55%, 09/29/25	750,000	722,115
2.41%, 10/30/25 (a)(b)	900,000	856,476
2.16%, 02/11/26 (a)(b)	900,000	848,259
3.00%, 04/22/26	1,050,000	993,247
3.91%, 04/25/26 (a)(b)	800,000	775,960
2.19%, 04/30/26 (a)(b)	1,000,000	938,580
4.10%, 06/03/26	600,000	581,622
4.54%, 08/15/26 (a)(b)	300,000	294,885
3.00%, 10/23/26	1,000,000	935,950
3.20%, 06/17/27 (a)(b)	750,000	706,710
4.30%, 07/22/27	800,000	776,576
3.53%, 03/24/28 (a)(b)	1,075,000	1,015,456
3.58%, 05/22/28 (a)(b)	950,000	895,413
2.39%, 06/02/28 (a)(b)	750,000	675,247
4.81%, 07/25/28 (a)(b)	750,000	741,270
4.15%, 01/24/29 (a)	750,000	717,810
7.95%, 11/15/29	100,000	111,924
2.88%, 10/30/30 (a)(b)	1,025,000	890,602
2.57%, 02/11/31 (a)(b)	900,000	765,306
4.48%, 04/04/31 (a)(b)	700,000	671,062
3.35%, 03/02/33 (a)(b)	1,200,000	1,041,672
4.90%, 07/25/33 (a)(b)	1,000,000	976,070
5.38%, 02/07/35	125,000	126,979
5.95%, 12/15/36	150,000	151,616
3.07%, 04/30/41 (a)(b)	1,000,000	746,720
5.38%, 11/02/43	600,000	575,106
5.61%, 01/15/44	700,000	684,334
4.65%, 11/04/44	600,000	520,494
3.90%, 05/01/45	600,000	485,304
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 11/17/45	400,000	357,776
4.40%, 06/14/46	550,000	456,626
4.75%, 12/07/46	600,000	524,124
5.01%, 04/04/51 (a)(b)	1,625,000	1,532,911
4.61%, 04/25/53 (a)(b)	850,000	755,514
Wells Fargo Bank NA
5.95%, 08/26/36	275,000	289,809
5.85%, 02/01/37	350,000	366,285
6.60%, 01/15/38	200,000	225,110
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	200,000	132,768
Westpac Banking Corp.
5.35%, 10/18/24	350,000	353,024
1.02%, 11/18/24	300,000	282,675
2.35%, 02/19/25	400,000	383,440
2.85%, 05/13/26	500,000	474,170
1.15%, 06/03/26	400,000	359,232
2.70%, 08/19/26	550,000	517,154
3.35%, 03/08/27	400,000	382,448
5.46%, 11/18/27	350,000	364,059
3.40%, 01/25/28	300,000	285,225
1.95%, 11/20/28	150,000	130,746
2.65%, 01/16/30	250,000	223,190
2.89%, 02/04/30 (a)(b)	400,000	375,992
2.15%, 06/03/31	375,000	317,254
4.32%, 11/23/31 (a)(b)	550,000	522,681
5.41%, 08/10/33 (a)(b)	250,000	240,208
4.11%, 07/24/34 (a)(b)	400,000	358,904
2.67%, 11/15/35 (a)(b)	300,000	234,396
3.02%, 11/18/36 (a)(b)	250,000	195,863
4.42%, 07/24/39	400,000	338,036
2.96%, 11/16/40	400,000	274,096
3.13%, 11/18/41	300,000	206,682
Wintrust Financial Corp.
4.85%, 06/06/29	100,000	93,165
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	210,585
		401,143,832
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	275,000	240,446
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	269,615
3.00%, 04/02/25 (a)	150,000	144,633
2.88%, 09/15/26 (a)	150,000	140,706
BGC Partners, Inc.
3.75%, 10/01/24 (a)	50,000	48,242
BlackRock, Inc.
3.20%, 03/15/27	225,000	217,267
3.25%, 04/30/29 (a)	400,000	381,872
2.40%, 04/30/30 (a)	300,000	263,817
1.90%, 01/28/31 (a)	550,000	461,593
Brookfield Corp.
4.00%, 01/15/25 (a)	150,000	147,329
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	100,000	80,072
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	137,174
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	246,217
3.90%, 01/25/28 (a)	300,000	279,162
4.85%, 03/29/29 (a)	350,000	338,149
4.35%, 04/15/30 (a)	250,000	234,585
4.70%, 09/20/47 (a)	300,000	260,544

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/30/51 (a)	200,000	133,592
3.63%, 02/15/52 (a)	175,000	119,088
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	250,000	241,943
1.63%, 12/15/30 (a)	50,000	40,314
3.00%, 03/16/32 (a)	100,000	86,747
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	233,730
4.10%, 06/15/51 (a)	275,000	170,924
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	193,902
3.75%, 06/15/28 (a)	200,000	196,716
2.65%, 03/15/32 (a)	175,000	152,273
5.30%, 09/15/43 (a)	300,000	318,348
4.15%, 06/15/48 (a)	250,000	233,388
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	100,000	96,642
4.50%, 06/20/28 (a)	150,000	148,658
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	118,034
Franklin Resources, Inc.
2.85%, 03/30/25	125,000	119,271
1.60%, 10/30/30 (a)	250,000	198,155
2.95%, 08/12/51 (a)	100,000	65,024
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	196,852
3.75%, 12/01/25 (a)	350,000	340,875
3.10%, 09/15/27 (a)	200,000	189,346
4.00%, 09/15/27 (a)	450,000	445,707
3.75%, 09/21/28 (a)	200,000	192,780
4.35%, 06/15/29 (a)	300,000	296,706
2.10%, 06/15/30 (a)	350,000	297,041
1.85%, 09/15/32 (a)	500,000	395,540
4.60%, 03/15/33 (a)	425,000	421,927
2.65%, 09/15/40 (a)	350,000	255,118
4.25%, 09/21/48 (a)	275,000	241,538
3.00%, 06/15/50 (a)	375,000	265,151
4.95%, 06/15/52 (a)	400,000	391,244
3.00%, 09/15/60 (a)	500,000	329,440
5.20%, 06/15/62 (a)	300,000	302,412
Invesco Finance PLC
3.75%, 01/15/26	275,000	265,059
5.38%, 11/30/43	100,000	99,103
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	148,797
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	197,254
4.15%, 01/23/30	400,000	366,500
2.63%, 10/15/31 (a)	300,000	232,320
2.75%, 10/15/32 (a)	150,000	118,545
Jefferies Group LLC
6.45%, 06/08/27	100,000	103,551
6.25%, 01/15/36	150,000	155,139
6.50%, 01/20/43	75,000	77,171
Lazard Group LLC
3.75%, 02/13/25	50,000	48,678
3.63%, 03/01/27 (a)	100,000	94,044
4.50%, 09/19/28 (a)	100,000	96,281
4.38%, 03/11/29 (a)	250,000	237,570
Legg Mason, Inc.
4.75%, 03/15/26	250,000	247,812
5.63%, 01/15/44	176,000	176,760
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	146,787
1.65%, 01/15/31 (a)	100,000	79,422
2.50%, 12/21/40 (a)	300,000	198,489
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 04/28/50 (a)	225,000	155,392
3.95%, 03/07/52 (a)	100,000	77,677
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	473,885
1.85%, 07/16/25	500,000	459,005
1.65%, 07/14/26	500,000	439,975
2.33%, 01/22/27	400,000	353,892
2.17%, 07/14/28	400,000	334,808
3.10%, 01/16/30	500,000	422,920
2.68%, 07/16/30	350,000	284,280
2.61%, 07/14/31	400,000	314,204
3.00%, 01/22/32	200,000	160,370
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	198,156
4.95%, 07/15/46	200,000	181,902
3.75%, 04/01/51 (a)	200,000	149,252
Stifel Financial Corp.
4.25%, 07/18/24	100,000	98,619
4.00%, 05/15/30 (a)	200,000	175,826
The Charles Schwab Corp.
3.75%, 04/01/24 (a)(d)	80,000	78,634
3.00%, 03/10/25 (a)(d)	75,000	71,280
4.20%, 03/24/25 (a)(d)	150,000	146,235
3.63%, 04/01/25 (a)(d)	100,000	96,622
3.85%, 05/21/25 (a)(d)	200,000	192,368
3.45%, 02/13/26 (a)(d)	75,000	70,917
0.90%, 03/11/26 (a)(d)	325,000	285,376
1.15%, 05/13/26 (a)(d)	250,000	219,615
3.20%, 03/02/27 (a)(d)	175,000	162,113
2.45%, 03/03/27 (a)(d)	400,000	361,232
3.30%, 04/01/27 (a)(d)	175,000	162,031
3.20%, 01/25/28 (a)(d)	175,000	160,573
2.00%, 03/20/28 (a)(d)	325,000	279,539
4.00%, 02/01/29 (a)(d)	150,000	143,979
3.25%, 05/22/29 (a)(d)	150,000	133,889
2.75%, 10/01/29 (a)(d)	125,000	108,226
4.63%, 03/22/30 (a)(d)	125,000	120,725
1.65%, 03/11/31 (a)(d)	200,000	155,024
2.30%, 05/13/31 (a)(d)	200,000	162,456
1.95%, 12/01/31 (a)(d)	225,000	174,168
2.90%, 03/03/32 (a)(d)	250,000	209,153
		22,183,449
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (a)	150,000	143,549
1.65%, 10/29/24 (a)	850,000	793,951
1.75%, 10/29/24 (a)	350,000	326,658
3.50%, 01/15/25 (a)	300,000	287,763
6.50%, 07/15/25 (a)	300,000	301,665
4.45%, 10/01/25 (a)	150,000	145,313
1.75%, 01/30/26 (a)	300,000	268,068
4.45%, 04/03/26 (a)	250,000	240,055
2.45%, 10/29/26 (a)	750,000	673,425
3.65%, 07/21/27 (a)	300,000	277,158
4.63%, 10/15/27 (a)	200,000	193,062
3.88%, 01/23/28 (a)	200,000	184,588
3.00%, 10/29/28 (a)	1,000,000	872,820
3.30%, 01/30/32 (a)	1,175,000	971,032
3.40%, 10/29/33 (a)	400,000	323,340
3.85%, 10/29/41 (a)	450,000	342,909
Air Lease Corp.
4.25%, 09/15/24 (a)	400,000	393,152
2.30%, 02/01/25 (a)	250,000	237,455
3.25%, 03/01/25 (a)	200,000	192,244
3.38%, 07/01/25 (a)	100,000	95,251
2.88%, 01/15/26 (a)	325,000	303,495

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 06/01/26 (a)	250,000	236,937
1.88%, 08/15/26 (a)	200,000	177,948
3.63%, 04/01/27 (a)	150,000	139,415
3.63%, 12/01/27 (a)	499,000	464,220
2.10%, 09/01/28 (a)	200,000	167,296
4.63%, 10/01/28 (a)	200,000	190,418
3.25%, 10/01/29 (a)	300,000	263,247
3.00%, 02/01/30 (a)	400,000	342,572
3.13%, 12/01/30 (a)	100,000	85,018
2.88%, 01/15/32 (a)	250,000	206,482
Aircastle Ltd.
4.13%, 05/01/24 (a)	100,000	97,875
4.25%, 06/15/26 (a)	250,000	237,182
Ares Capital Corp.
4.20%, 06/10/24 (a)	300,000	290,772
4.25%, 03/01/25 (a)	100,000	94,860
3.25%, 07/15/25 (a)	350,000	321,720
3.88%, 01/15/26 (a)	300,000	276,834
2.15%, 07/15/26 (a)	300,000	257,805
2.88%, 06/15/27 (a)	150,000	130,002
2.88%, 06/15/28 (a)	350,000	289,873
3.20%, 11/15/31 (a)	250,000	190,755
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	177,998
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	100,000	90,094
Blackstone Private Credit Fund
2.35%, 11/22/24	150,000	139,295
2.70%, 01/15/25 (a)	200,000	184,640
4.70%, 03/24/25	200,000	191,736
2.63%, 12/15/26 (a)	300,000	252,627
3.25%, 03/15/27 (a)	400,000	339,956
4.00%, 01/15/29 (a)	300,000	252,447
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	300,000	272,502
2.75%, 09/16/26 (a)	200,000	173,066
2.13%, 02/15/27 (a)	250,000	208,417
2.85%, 09/30/28 (a)	150,000	122,522
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	193,602
1.65%, 10/12/24	100,000	92,200
4.13%, 02/01/25 (a)	150,000	142,821
3.40%, 01/15/26 (a)	350,000	315,959
3.25%, 07/15/27 (a)	125,000	106,095
3.13%, 10/12/28 (a)	250,000	205,867
GATX Corp.
3.85%, 03/30/27 (a)	300,000	287,673
3.50%, 03/15/28 (a)	100,000	92,348
4.55%, 11/07/28 (a)	250,000	245,262
4.70%, 04/01/29 (a)	255,000	249,474
5.20%, 03/15/44 (a)	200,000	182,890
3.10%, 06/01/51 (a)	150,000	97,014
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	143,654
2.88%, 01/15/26 (a)	100,000	90,920
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	150,000	144,219
2.50%, 08/24/26 (a)	200,000	172,636
2.05%, 02/15/27 (a)	100,000	82,259
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	250,000	215,550
Main Street Capital Corp.
5.20%, 05/01/24	150,000	147,120
3.00%, 07/14/26 (a)	150,000	131,880
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	140,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	95,359
2.70%, 01/15/27 (a)	150,000	128,465
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	350,000	327,659
4.25%, 01/15/26 (a)	200,000	184,644
3.40%, 07/15/26 (a)	450,000	399,406
2.63%, 01/15/27 (a)	150,000	127,313
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	100,000	86,187
Owl Rock Core Income Corp.
5.50%, 03/21/25	200,000	194,880
3.13%, 09/23/26 (a)	100,000	86,219
4.70%, 02/08/27 (a)	200,000	182,898
7.75%, 09/16/27 (a)(c)	75,000	74,311
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	83,763
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	132,903
3.36%, 11/15/26 (a)	150,000	125,822
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	200,000	175,876
		20,319,590
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	125,000	109,540
ORIX Corp.
3.25%, 12/04/24	250,000	242,730
3.70%, 07/18/27	143,000	136,283
2.25%, 03/09/31	190,000	155,194
5.20%, 09/13/32	200,000	201,274
		845,021
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	239,162
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	237,242
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	293,337
6.63%, 06/15/36	200,000	222,548
6.75%, 12/15/37	150,000	166,072
4.50%, 05/15/42 (a)	200,000	179,990
4.13%, 11/15/42 (a)	150,000	127,529
4.75%, 03/15/44 (a)	100,000	91,491
3.88%, 08/15/47 (a)	150,000	119,385
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	136,550
3.60%, 04/01/30 (a)	350,000	329,738
4.00%, 10/15/46 (a)	150,000	123,621
4.75%, 01/15/49 (a)	150,000	140,814
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	189,698
3.25%, 08/15/51 (a)	200,000	147,660
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	194,436
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,663
3.28%, 12/15/26 (a)	150,000	143,345
1.45%, 12/15/30 (a)	200,000	156,058
5.35%, 06/01/33	104,000	108,191
5.55%, 05/09/35	200,000	211,850
5.95%, 04/01/36	50,000	54,257
4.50%, 06/15/43	100,000	90,600

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 12/15/46 (a)	276,000	233,548
3.85%, 08/10/49 (a)	150,000	121,440
6.50%, 05/15/67 (a)(b)	100,000	94,832
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	99,950
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	101,763
4.50%, 06/15/47 (a)	200,000	170,534
American International Group, Inc.
2.50%, 06/30/25 (a)	333,000	315,438
3.90%, 04/01/26 (a)	250,000	243,572
4.20%, 04/01/28 (a)	200,000	196,330
3.40%, 06/30/30 (a)	100,000	89,677
5.13%, 03/27/33 (a)	200,000	198,702
3.88%, 01/15/35 (a)	75,000	66,566
6.25%, 05/01/36	150,000	162,519
4.50%, 07/16/44 (a)	200,000	174,606
4.80%, 07/10/45 (a)	175,000	159,287
4.75%, 04/01/48 (a)	250,000	225,197
5.75%, 04/01/48 (a)(b)	210,000	191,701
4.38%, 06/30/50 (a)	300,000	256,788
Anthem, Inc.
3.50%, 08/15/24 (a)	250,000	244,950
3.35%, 12/01/24 (a)	300,000	293,043
2.38%, 01/15/25 (a)	300,000	287,364
3.65%, 12/01/27 (a)	500,000	483,355
4.10%, 03/01/28 (a)	550,000	539,434
2.88%, 09/15/29 (a)	210,000	190,789
2.25%, 05/15/30 (a)	350,000	301,014
2.55%, 03/15/31 (a)	100,000	86,032
5.95%, 12/15/34	100,000	108,345
5.85%, 01/15/36	100,000	106,945
6.38%, 06/15/37	50,000	56,065
4.63%, 05/15/42	200,000	187,232
4.65%, 01/15/43	300,000	281,682
5.10%, 01/15/44	200,000	195,606
4.65%, 08/15/44 (a)	250,000	230,835
4.38%, 12/01/47 (a)	400,000	357,728
4.55%, 03/01/48 (a)	400,000	364,936
3.70%, 09/15/49 (a)	250,000	198,430
3.13%, 05/15/50 (a)	450,000	324,261
3.60%, 03/15/51 (a)	250,000	195,777
4.55%, 05/15/52 (a)	225,000	203,427
Aon Corp.
8.21%, 01/01/27	100,000	100,892
4.50%, 12/15/28 (a)	100,000	98,558
3.75%, 05/02/29 (a)	100,000	95,604
2.80%, 05/15/30 (a)	250,000	221,120
2.05%, 08/23/31 (a)	200,000	161,978
5.00%, 09/12/32 (a)	150,000	151,617
6.25%, 09/30/40	150,000	158,647
2.90%, 08/23/51 (a)	200,000	133,518
3.90%, 02/28/52 (a)	250,000	202,345
Aon PLC
3.50%, 06/14/24 (a)	200,000	196,356
3.88%, 12/15/25 (a)	300,000	293,049
4.60%, 06/14/44 (a)	200,000	178,454
4.75%, 05/15/45 (a)	200,000	183,422
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	194,942
5.03%, 12/15/46 (a)	150,000	136,130
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	275,000	205,890
Arch Capital Group US, Inc.
5.14%, 11/01/43	150,000	140,526
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	102,053
3.50%, 05/20/51 (a)	425,000	306,803
3.05%, 03/09/52 (a)	175,000	115,390
5.75%, 03/02/53 (a)	150,000	150,635
Assurant, Inc.
4.20%, 09/27/23 (a)	16,000	15,882
4.90%, 03/27/28 (a)	50,000	49,156
3.70%, 02/22/30 (a)	100,000	88,873
2.65%, 01/15/32 (a)	100,000	76,392
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	132,000	131,828
3.15%, 06/15/31 (a)	200,000	172,678
3.60%, 09/15/51 (a)	50,000	34,793
Athene Holding Ltd.
4.13%, 01/12/28 (a)	300,000	272,355
6.15%, 04/03/30 (a)	250,000	250,657
3.50%, 01/15/31 (a)	150,000	125,451
3.95%, 05/25/51 (a)	300,000	205,791
AXA S.A.
8.60%, 12/15/30	200,000	240,654
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	94,189
4.90%, 01/15/40 (a)(b)	50,000	40,699
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	145,499
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	237,990
1.85%, 03/12/30 (a)	150,000	129,218
1.45%, 10/15/30 (a)	300,000	247,821
2.88%, 03/15/32 (a)	200,000	180,264
5.75%, 01/15/40	150,000	166,068
4.40%, 05/15/42	350,000	335,387
4.30%, 05/15/43	100,000	92,412
4.20%, 08/15/48 (a)	750,000	682,132
4.25%, 01/15/49 (a)	600,000	554,184
2.85%, 10/15/50 (a)	375,000	265,117
2.50%, 01/15/51 (a)	300,000	194,055
3.85%, 03/15/52 (a)	775,000	652,612
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	750,000	730,725
4.50%, 02/11/43	50,000	47,658
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	200,000	183,162
5.63%, 05/15/30 (a)	200,000	193,382
4.70%, 06/22/47 (a)	285,000	208,383
3.85%, 12/22/51 (a)	150,000	96,750
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	145,000	142,960
4.50%, 03/15/29 (a)	50,000	48,403
2.38%, 03/15/31 (a)	200,000	160,726
4.20%, 03/17/32 (a)	175,000	158,139
4.95%, 03/17/52 (a)	200,000	169,720
Centene Corp.
4.25%, 12/15/27 (a)	650,000	626,931
2.45%, 07/15/28 (a)	600,000	522,288
4.63%, 12/15/29 (a)	1,000,000	942,340
3.38%, 02/15/30 (a)	600,000	527,850
3.00%, 10/15/30 (a)	500,000	422,295
2.50%, 03/01/31 (a)	600,000	486,180
2.63%, 08/01/31 (a)	500,000	405,765
Chubb Corp.
6.00%, 05/11/37	200,000	221,232
6.50%, 05/15/38	260,000	301,096

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chubb INA Holdings, Inc.
3.15%, 03/15/25	200,000	195,092
3.35%, 05/03/26 (a)	500,000	485,100
1.38%, 09/15/30 (a)	350,000	283,682
4.35%, 11/03/45 (a)	400,000	369,572
2.85%, 12/15/51 (a)	150,000	105,771
3.05%, 12/15/61 (a)	300,000	203,367
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	222,310
6.13%, 11/01/34	50,000	54,507
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	98,837
4.50%, 03/01/26 (a)	200,000	198,710
3.45%, 08/15/27 (a)	150,000	142,188
3.90%, 05/01/29 (a)	25,000	23,670
2.05%, 08/15/30 (a)	250,000	204,865
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,539
5.25%, 05/30/29 (a)	220,000	212,982
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	250,000	240,590
3.65%, 04/05/27 (a)(c)	400,000	375,220
3.85%, 04/05/29 (a)(c)	400,000	365,348
3.90%, 04/05/32 (a)(c)	650,000	562,900
4.35%, 04/05/42 (a)(c)	150,000	123,495
4.40%, 04/05/52 (a)(c)	350,000	274,547
Elevance Health, Inc.
1.50%, 03/15/26 (a)	350,000	319,301
5.50%, 10/15/32 (a)	200,000	210,232
4.75%, 02/15/33 (a)	250,000	251,487
6.10%, 10/15/52 (a)	200,000	223,512
5.13%, 02/15/53 (a)	250,000	249,352
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	235,080
3.10%, 09/01/31 (a)	75,000	58,136
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	529,122
5.00%, 04/20/48 (a)	450,000	387,031
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	107,298
3.50%, 10/15/50 (a)	300,000	218,445
3.13%, 10/15/52 (a)	300,000	203,172
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(c)	150,000	151,436
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	245,312
4.63%, 04/29/30 (a)	300,000	283,434
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	146,690
3.40%, 06/15/30 (a)	200,000	176,218
2.45%, 03/15/31 (a)	200,000	160,646
3.20%, 09/17/51 (a)	100,000	61,549
First American Financial Corp.
4.60%, 11/15/24	100,000	98,494
4.00%, 05/15/30 (a)	150,000	135,626
2.40%, 08/15/31 (a)	200,000	154,904
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	169,249
2.15%, 08/15/30 (a)	200,000	163,132
4.80%, 06/15/32 (a)	100,000	96,645
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	148,439
2.50%, 09/01/30 (a)	100,000	80,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	127,632
5.95%, 10/15/36	300,000	318,363
6.10%, 10/01/41	150,000	157,533
4.40%, 03/15/48 (a)	75,000	64,565
3.60%, 08/19/49 (a)	300,000	229,965
Humana, Inc.
3.85%, 10/01/24 (a)	200,000	196,794
4.50%, 04/01/25 (a)	200,000	198,938
1.35%, 02/03/27 (a)	250,000	220,010
3.95%, 03/15/27 (a)	150,000	145,464
3.70%, 03/23/29 (a)	250,000	234,697
3.13%, 08/15/29 (a)	100,000	90,698
4.88%, 04/01/30 (a)	350,000	352,712
2.15%, 02/03/32 (a)	250,000	202,545
4.63%, 12/01/42 (a)	125,000	113,224
4.95%, 10/01/44 (a)	250,000	234,485
4.80%, 03/15/47 (a)	150,000	137,495
3.95%, 08/15/49 (a)	150,000	123,506
5.50%, 03/15/53 (a)	200,000	203,792
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	99,868
3.13%, 11/23/31 (a)	150,000	123,474
5.67%, 06/08/32 (a)	100,000	99,210
4.00%, 11/23/51 (a)	150,000	102,246
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	98,251
2.40%, 09/30/30 (a)	250,000	200,952
Lincoln National Corp.
3.35%, 03/09/25	100,000	95,135
3.63%, 12/12/26 (a)	104,000	95,379
3.80%, 03/01/28 (a)	150,000	135,938
3.05%, 01/15/30 (a)	200,000	164,384
3.40%, 01/15/31 (a)	150,000	122,871
6.30%, 10/09/37	150,000	148,154
7.00%, 06/15/40	100,000	107,612
4.35%, 03/01/48 (a)	175,000	133,518
4.38%, 06/15/50 (a)	50,000	37,716
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,357
3.20%, 05/15/30 (a)	150,000	135,321
6.00%, 02/01/35	100,000	107,302
4.13%, 05/15/43 (a)	100,000	85,120
Manulife Financial Corp.
4.15%, 03/04/26	350,000	344,732
2.48%, 05/19/27 (a)	100,000	92,561
4.06%, 02/24/32 (a)(b)	250,000	237,827
3.70%, 03/16/32 (a)	250,000	231,830
5.38%, 03/04/46	150,000	153,291
Markel Corp.
3.50%, 11/01/27 (a)	100,000	95,552
3.35%, 09/17/29 (a)	100,000	90,871
5.00%, 04/05/46	100,000	91,817
4.30%, 11/01/47 (a)	50,000	41,210
5.00%, 05/20/49 (a)	200,000	184,632
4.15%, 09/17/50 (a)	200,000	161,928
3.45%, 05/07/52 (a)	150,000	106,845
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	200,000	196,418
3.75%, 03/14/26 (a)	250,000	244,762
4.38%, 03/15/29 (a)	450,000	447,741
2.25%, 11/15/30 (a)	375,000	316,657
5.75%, 11/01/32 (a)	150,000	161,232
4.75%, 03/15/39 (a)	250,000	237,435
4.35%, 01/30/47 (a)	200,000	175,626
4.20%, 03/01/48 (a)	100,000	85,899

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/15/49 (a)	450,000	429,817
2.90%, 12/15/51 (a)	100,000	68,620
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	144,899
MetLife, Inc.
3.00%, 03/01/25	100,000	96,894
3.60%, 11/13/25 (a)	250,000	245,050
4.55%, 03/23/30 (a)	400,000	394,980
6.50%, 12/15/32	500,000	557,725
5.70%, 06/15/35	400,000	423,552
6.40%, 12/15/36 (a)	400,000	382,708
10.75%, 08/01/39 (a)(b)	100,000	129,732
5.88%, 02/06/41	300,000	313,947
4.13%, 08/13/42	350,000	298,697
4.88%, 11/13/43	100,000	93,438
4.72%, 12/15/44	350,000	319,966
4.05%, 03/01/45	150,000	126,024
4.60%, 05/13/46 (a)	300,000	268,827
5.00%, 07/15/52 (a)	250,000	234,047
Munich Re America Corp.
7.45%, 12/15/26	25,000	27,656
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	63,701
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	239,757
3.85%, 06/11/51 (a)	150,000	111,522
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	149,930
4.50%, 10/01/50 (a)(b)	100,000	83,977
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	143,433
3.70%, 05/15/29 (a)	150,000	142,748
2.13%, 06/15/30 (a)	250,000	208,795
4.63%, 09/15/42	150,000	131,657
4.35%, 05/15/43	150,000	125,472
4.30%, 11/15/46 (a)	150,000	125,366
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,508
3.88%, 03/27/28 (a)	92,000	89,259
2.10%, 03/10/30 (a)	250,000	213,287
5.75%, 07/15/33	100,000	107,029
5.70%, 12/14/36	90,000	95,852
6.63%, 12/01/37	100,000	114,285
3.00%, 03/10/40 (a)	200,000	151,988
4.60%, 05/15/44	300,000	274,308
5.38%, 05/15/45 (a)(b)	400,000	374,712
4.50%, 09/15/47 (a)(b)	250,000	224,097
3.91%, 12/07/47 (a)	350,000	282,719
4.42%, 03/27/48 (a)	150,000	129,573
5.70%, 09/15/48 (a)(b)	250,000	232,222
3.94%, 12/07/49 (a)	400,000	317,716
4.35%, 02/25/50 (a)	250,000	213,307
3.70%, 10/01/50 (a)(b)	250,000	205,427
3.70%, 03/13/51 (a)	300,000	228,462
5.13%, 03/01/52 (a)(b)	250,000	223,170
6.00%, 09/01/52 (a)(b)	300,000	281,229
Prudential Funding Asia PLC
3.13%, 04/14/30	325,000	289,211
3.63%, 03/24/32 (a)	125,000	114,845
Radian Group, Inc.
4.50%, 10/01/24 (a)	100,000	97,506
6.63%, 03/15/25 (a)	325,000	323,879
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	188,342
3.15%, 06/15/30 (a)	200,000	176,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	98,059
3.45%, 07/01/27 (a)	150,000	143,325
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	46,319
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	93,786
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	100,000	78,952
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	354,496
3.20%, 03/26/30 (a)	275,000	253,181
3.00%, 03/15/32 (a)	150,000	134,502
6.25%, 12/01/32	110,000	124,736
4.35%, 04/25/44	150,000	134,573
3.70%, 01/26/45	150,000	122,399
4.13%, 04/15/47 (a)	350,000	307,727
4.20%, 03/15/48 (a)	125,000	110,813
3.95%, 03/26/50 (a)	150,000	126,206
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	155,541
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	58,361
6.25%, 06/15/37	300,000	340,827
5.35%, 11/01/40	100,000	105,806
4.60%, 08/01/43	200,000	189,602
4.30%, 08/25/45 (a)	100,000	90,521
3.75%, 05/15/46 (a)	200,000	164,074
4.00%, 05/30/47 (a)	150,000	129,075
4.10%, 03/04/49 (a)	150,000	129,809
2.55%, 04/27/50 (a)	225,000	148,633
3.05%, 06/08/51 (a)	275,000	196,837
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	228,782
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	108,513
UnitedHealth Group, Inc.
0.55%, 05/15/24 (a)	200,000	190,812
2.38%, 08/15/24	300,000	291,585
3.75%, 07/15/25	750,000	741,937
3.70%, 12/15/25	100,000	97,899
1.25%, 01/15/26	100,000	92,017
3.10%, 03/15/26	350,000	338,870
1.15%, 05/15/26 (a)	300,000	273,627
3.45%, 01/15/27	250,000	243,720
2.95%, 10/15/27	100,000	94,581
5.25%, 02/15/28 (a)	300,000	312,939
3.85%, 06/15/28	450,000	440,055
3.88%, 12/15/28	350,000	343,161
4.00%, 05/15/29 (a)	250,000	244,822
2.88%, 08/15/29	400,000	366,588
5.30%, 02/15/30 (a)	500,000	527,210
2.00%, 05/15/30	400,000	341,944
2.30%, 05/15/31 (a)	400,000	343,188
4.20%, 05/15/32 (a)	375,000	367,541
5.35%, 02/15/33 (a)	500,000	531,850
4.50%, 04/15/33 (a)	500,000	497,325
4.63%, 07/15/35	350,000	352,040
5.80%, 03/15/36	200,000	219,014
6.50%, 06/15/37	150,000	173,037
6.63%, 11/15/37	200,000	235,104
6.88%, 02/15/38	300,000	363,048
3.50%, 08/15/39 (a)	300,000	256,152
2.75%, 05/15/40 (a)	350,000	265,870
5.70%, 10/15/40 (a)	100,000	108,529
5.95%, 02/15/41 (a)	150,000	165,808
3.05%, 05/15/41 (a)	400,000	315,840

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 11/15/41 (a)	173,000	167,698
4.38%, 03/15/42 (a)	150,000	139,107
3.95%, 10/15/42 (a)	175,000	153,540
4.75%, 07/15/45	600,000	592,368
4.20%, 01/15/47 (a)	200,000	178,560
4.25%, 04/15/47 (a)	250,000	224,820
3.75%, 10/15/47 (a)	225,000	189,277
4.25%, 06/15/48 (a)	400,000	360,532
4.45%, 12/15/48 (a)	350,000	324,870
3.70%, 08/15/49 (a)	350,000	287,157
2.90%, 05/15/50 (a)	425,000	302,120
3.25%, 05/15/51 (a)	600,000	452,646
4.75%, 05/15/52 (a)	600,000	585,576
5.88%, 02/15/53 (a)	500,000	562,555
5.05%, 04/15/53 (a)	500,000	505,855
3.88%, 08/15/59 (a)	350,000	282,632
3.13%, 05/15/60 (a)	250,000	175,872
4.95%, 05/15/62 (a)	275,000	268,345
6.05%, 02/15/63 (a)	400,000	458,228
5.20%, 04/15/63 (a)	500,000	507,320
Unum Group
4.00%, 06/15/29 (a)	150,000	140,970
5.75%, 08/15/42	150,000	137,765
4.50%, 12/15/49 (a)	150,000	111,036
4.13%, 06/15/51 (a)	200,000	143,614
Voya Financial, Inc.
3.65%, 06/15/26	150,000	143,049
5.70%, 07/15/43	150,000	148,268
4.80%, 06/15/46	75,000	64,450
4.70%, 01/23/48 (a)(b)	100,000	80,208
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	195,940
4.50%, 09/15/28 (a)	200,000	193,672
2.95%, 09/15/29 (a)	200,000	175,624
5.05%, 09/15/48 (a)	175,000	153,195
3.88%, 09/15/49 (a)	150,000	112,482
WR Berkley Corp.
4.75%, 08/01/44	100,000	91,795
4.00%, 05/12/50 (a)	150,000	122,600
3.55%, 03/30/52 (a)	150,000	109,839
3.15%, 09/30/61 (a)	100,000	65,055
XLIT Ltd.
5.25%, 12/15/43	100,000	102,441
		80,777,163
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	127,329
2.90%, 10/01/30 (a)	250,000	212,472
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,004
4.30%, 01/15/26 (a)	150,000	147,682
3.80%, 04/15/26 (a)	100,000	96,278
3.95%, 01/15/28 (a)	150,000	142,047
4.50%, 07/30/29 (a)	100,000	97,271
2.75%, 12/15/29 (a)	200,000	172,368
4.70%, 07/01/30 (a)	150,000	145,764
4.90%, 12/15/30 (a)	250,000	244,770
3.38%, 08/15/31 (a)	230,000	202,876
2.00%, 05/18/32 (a)	200,000	153,738
1.88%, 02/01/33 (a)	250,000	187,382
2.95%, 03/15/34 (a)	250,000	200,215
4.85%, 04/15/49 (a)	100,000	86,945
4.00%, 02/01/50 (a)	200,000	152,456
3.00%, 05/18/51 (a)	200,000	124,856
3.55%, 03/15/52 (a)	250,000	174,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	120,581
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	131,698
4.90%, 02/15/29 (a)	100,000	96,527
2.38%, 07/15/31 (a)	100,000	79,812
3.63%, 04/15/32 (a)	150,000	130,143
3.38%, 07/15/51 (a)	100,000	65,994
4.30%, 04/15/52 (a)	100,000	78,718
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	150,000	145,249
2.90%, 10/15/26 (a)	100,000	94,468
3.35%, 05/15/27 (a)	200,000	188,948
3.20%, 01/15/28 (a)	200,000	187,364
1.90%, 12/01/28 (a)	150,000	129,539
3.30%, 06/01/29 (a)	150,000	136,409
2.30%, 03/01/30 (a)	250,000	212,500
2.45%, 01/15/31 (a)	200,000	169,030
2.05%, 01/15/32 (a)	200,000	161,174
3.90%, 10/15/46 (a)	150,000	119,322
4.35%, 04/15/48 (a)	150,000	128,639
Boston Properties LP
3.20%, 01/15/25 (a)	375,000	348,259
3.65%, 02/01/26 (a)	200,000	183,582
2.75%, 10/01/26 (a)	225,000	194,251
6.75%, 12/01/27 (a)	100,000	99,137
4.50%, 12/01/28 (a)	300,000	262,023
3.40%, 06/21/29 (a)	350,000	286,044
2.90%, 03/15/30 (a)	200,000	155,092
3.25%, 01/30/31 (a)	383,000	303,386
2.55%, 04/01/32 (a)	150,000	106,856
2.45%, 10/01/33 (a)	300,000	201,630
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	140,744
3.95%, 11/15/27 (a)	125,000	95,811
7.55%, 03/15/28 (a)	100,000	89,810
4.55%, 10/01/29 (a)	100,000	75,595
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	239,807
4.13%, 06/15/26 (a)	50,000	47,384
3.90%, 03/15/27 (a)	150,000	139,557
4.13%, 05/15/29 (a)	250,000	228,515
4.05%, 07/01/30 (a)	225,000	202,473
2.50%, 08/16/31 (a)	225,000	176,213
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	108,836
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	145,635
3.15%, 07/01/29 (a)	116,000	104,165
2.80%, 05/15/30 (a)	300,000	261,000
3.35%, 11/01/49 (a)	100,000	73,928
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	133,625
2.00%, 01/15/29 (a)	150,000	116,661
2.75%, 04/15/31 (a)	200,000	148,280
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	145,212
3.13%, 09/01/26 (a)	100,000	94,955
4.38%, 02/15/29 (a)	118,000	113,751
3.00%, 02/15/30 (a)	200,000	173,208
2.00%, 02/15/31 (a)	250,000	197,532
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	342,653
5.55%, 01/15/28 (a)	150,000	150,006
4.45%, 07/15/28 (a)	200,000	188,618
3.60%, 07/01/29 (a)	200,000	179,298

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EPR Properties
4.75%, 12/15/26 (a)	300,000	263,466
4.50%, 06/01/27 (a)	250,000	216,202
4.95%, 04/15/28 (a)	150,000	125,949
3.75%, 08/15/29 (a)	200,000	156,204
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	145,123
2.85%, 11/01/26 (a)	150,000	140,616
3.25%, 08/01/27 (a)	150,000	141,867
3.50%, 03/01/28 (a)	200,000	188,238
4.15%, 12/01/28 (a)	50,000	48,335
3.00%, 07/01/29 (a)	200,000	178,618
2.50%, 02/15/30 (a)	200,000	172,228
4.50%, 07/01/44 (a)	150,000	131,598
4.50%, 06/01/45 (a)	275,000	242,443
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	111,138
Essex Portfolio LP
3.88%, 05/01/24 (a)	150,000	147,802
3.50%, 04/01/25 (a)	150,000	144,737
3.63%, 05/01/27 (a)	150,000	142,232
4.00%, 03/01/29 (a)	250,000	236,252
3.00%, 01/15/30 (a)	150,000	132,573
1.65%, 01/15/31 (a)	150,000	116,291
2.65%, 03/15/32 (a)	200,000	163,630
4.50%, 03/15/48 (a)	114,000	95,143
Extra Space Storage LP
2.55%, 06/01/31 (a)	150,000	121,932
2.35%, 03/15/32 (a)	200,000	157,682
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	150,000	136,544
3.25%, 07/15/27 (a)	200,000	184,988
3.20%, 06/15/29 (a)	100,000	89,338
4.50%, 12/01/44 (a)	200,000	165,174
Healthcare Realty Holdings LP
2.40%, 03/15/30 (a)	150,000	121,299
2.05%, 03/15/31 (a)	200,000	152,114
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	186,926
3.75%, 07/01/27 (a)	150,000	140,843
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	145,344
4.00%, 06/01/25 (a)	150,000	147,016
3.25%, 07/15/26 (a)	300,000	285,351
3.50%, 07/15/29 (a)	250,000	228,960
3.00%, 01/15/30 (a)	300,000	263,841
6.75%, 02/01/41 (a)	100,000	106,954
Highwoods Realty LP
4.13%, 03/15/28 (a)	200,000	174,698
4.20%, 04/15/29 (a)	200,000	171,060
2.60%, 02/01/31 (a)	150,000	101,025
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	175,000	170,980
4.00%, 06/15/25 (a)	100,000	96,300
4.50%, 02/01/26 (a)	150,000	145,602
3.38%, 12/15/29 (a)	200,000	170,246
3.50%, 09/15/30 (a)	275,000	233,274
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	250,000	173,002
4.65%, 04/01/29 (a)	150,000	104,768
3.25%, 01/15/30 (a)	250,000	160,577
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	125,988
2.00%, 08/15/31 (a)	200,000	153,764
4.15%, 04/15/32 (a)	100,000	89,798
2.70%, 01/15/34 (a)	150,000	115,596
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	136,502
4.75%, 12/15/28 (a)	150,000	127,688
4.25%, 08/15/29 (a)	175,000	147,572
3.05%, 02/15/30 (a)	200,000	147,084
2.50%, 11/15/32 (a)	200,000	127,072
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	414,661
1.90%, 03/01/28 (a)	250,000	214,087
2.70%, 10/01/30 (a)	300,000	250,035
4.25%, 04/01/45 (a)	150,000	117,833
4.13%, 12/01/46 (a)	100,000	76,272
4.45%, 09/01/47 (a)	200,000	161,576
3.70%, 10/01/49 (a)	150,000	109,365
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,149
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	205,267
Life Storage LP
3.50%, 07/01/26 (a)	100,000	94,995
3.88%, 12/15/27 (a)	200,000	190,296
4.00%, 06/15/29 (a)	150,000	138,762
2.20%, 10/15/30 (a)	300,000	246,801
Mid-America Apartments LP
3.75%, 06/15/24 (a)	150,000	147,984
4.00%, 11/15/25 (a)	150,000	147,370
3.60%, 06/01/27 (a)	60,000	57,484
4.20%, 06/15/28 (a)	200,000	194,738
3.95%, 03/15/29 (a)	50,000	48,018
2.75%, 03/15/30 (a)	100,000	88,001
1.70%, 02/15/31 (a)	200,000	159,502
2.88%, 09/15/51 (a)	150,000	98,516
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	114,758
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	98,184
3.60%, 12/15/26 (a)	150,000	142,400
3.50%, 10/15/27 (a)	125,000	117,624
4.30%, 10/15/28 (a)	200,000	188,858
2.50%, 04/15/30 (a)	100,000	83,666
4.80%, 10/15/48 (a)	60,000	50,863
3.10%, 04/15/50 (a)	150,000	95,844
3.50%, 04/15/51 (a)	100,000	68,848
3.00%, 04/15/52 (a)	125,000	78,505
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	200,000	197,588
4.50%, 01/15/25 (a)	50,000	48,496
5.25%, 01/15/26 (a)	100,000	98,354
4.50%, 04/01/27 (a)	100,000	93,667
4.75%, 01/15/28 (a)	193,000	179,164
3.63%, 10/01/29 (a)	150,000	126,281
3.38%, 02/01/31 (a)	200,000	159,212
3.25%, 04/15/33 (a)	250,000	183,445
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	74,760
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	290,004
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	125,000	93,079
2.75%, 04/01/32 (a)	100,000	69,318
Prologis LP
3.25%, 06/30/26 (a)	50,000	48,208
3.25%, 10/01/26 (a)	150,000	145,630
4.38%, 02/01/29 (a)	25,000	24,705
2.88%, 11/15/29 (a)	150,000	133,953
2.25%, 04/15/30 (a)	350,000	298,249

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 07/01/30 (a)	250,000	203,527
1.25%, 10/15/30 (a)	350,000	275,681
1.63%, 03/15/31 (a)	200,000	159,530
2.25%, 01/15/32 (a)	150,000	123,339
4.63%, 01/15/33 (a)	100,000	98,613
3.05%, 03/01/50 (a)	200,000	139,592
3.00%, 04/15/50 (a)	300,000	208,968
2.13%, 10/15/50 (a)	200,000	114,282
Public Storage
0.88%, 02/15/26 (a)	200,000	180,430
1.50%, 11/09/26 (a)	150,000	136,214
3.09%, 09/15/27 (a)	250,000	236,102
3.39%, 05/01/29 (a)	300,000	279,591
2.30%, 05/01/31 (a)	250,000	211,197
2.25%, 11/09/31 (a)	200,000	166,706
Realty Income Corp.
3.88%, 07/15/24 (a)	300,000	295,161
4.63%, 11/01/25 (a)	250,000	246,962
0.75%, 03/15/26 (a)	150,000	133,139
4.88%, 06/01/26 (a)	100,000	99,533
4.13%, 10/15/26 (a)	250,000	242,220
3.00%, 01/15/27 (a)	300,000	280,485
3.95%, 08/15/27 (a)	400,000	385,796
3.40%, 01/15/28 (a)	150,000	140,951
3.65%, 01/15/28 (a)	200,000	188,524
3.10%, 12/15/29 (a)	100,000	89,673
3.25%, 01/15/31 (a)	400,000	352,512
5.63%, 10/13/32 (a)	150,000	155,473
2.85%, 12/15/32 (a)	200,000	165,382
4.65%, 03/15/47 (a)	200,000	184,976
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	143,394
4.13%, 03/15/28 (a)	200,000	190,308
2.95%, 09/15/29 (a)	150,000	130,172
3.70%, 06/15/30 (a)	50,000	45,240
4.40%, 02/01/47 (a)	150,000	124,122
4.65%, 03/15/49 (a)	50,000	42,941
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	135,755
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	198,320
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	140,648
3.90%, 10/15/29 (a)	175,000	144,107
3.20%, 12/01/31 (a)	250,000	185,877
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	117,183
Simon Property Group LP
2.00%, 09/13/24 (a)	175,000	167,345
3.38%, 10/01/24 (a)	100,000	97,732
3.50%, 09/01/25 (a)	300,000	289,704
3.30%, 01/15/26 (a)	300,000	287,526
3.25%, 11/30/26 (a)	200,000	190,450
1.38%, 01/15/27 (a)	100,000	88,101
3.38%, 06/15/27 (a)	350,000	329,140
3.38%, 12/01/27 (a)	100,000	93,425
1.75%, 02/01/28 (a)	350,000	301,658
2.45%, 09/13/29 (a)	550,000	471,300
2.65%, 07/15/30 (a)	100,000	84,522
2.20%, 02/01/31 (a)	100,000	80,694
2.65%, 02/01/32 (a)	250,000	202,815
5.50%, 03/08/33 (a)	150,000	149,371
6.75%, 02/01/40 (a)	220,000	245,324
4.75%, 03/15/42 (a)	150,000	133,268
4.25%, 10/01/44 (a)	100,000	81,888
4.25%, 11/30/46 (a)	100,000	83,748
3.25%, 09/13/49 (a)	400,000	272,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 07/15/50 (a)	275,000	205,078
5.85%, 03/08/53 (a)	150,000	149,713
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	142,347
4.25%, 02/01/26 (a)	150,000	141,597
4.70%, 06/01/27 (a)	154,000	143,537
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	57,700
3.20%, 01/15/27 (a)	200,000	182,496
3.40%, 01/15/30 (a)	250,000	214,830
3.20%, 02/15/31 (a)	250,000	209,122
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	90,312
4.63%, 03/15/29 (a)	100,000	89,456
2.75%, 11/18/30 (a)	150,000	111,215
2.70%, 12/01/31 (a)	100,000	71,813
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	128,135
2.70%, 07/15/31 (a)	300,000	243,126
Tanger Properties LP
3.13%, 09/01/26 (a)	200,000	181,882
3.88%, 07/15/27 (a)	150,000	134,976
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	94,045
3.50%, 01/15/28 (a)	145,000	135,661
4.40%, 01/26/29 (a)	300,000	289,527
3.00%, 08/15/31 (a)	500,000	428,805
2.10%, 08/01/32 (a)	100,000	77,310
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	97,839
3.75%, 05/01/24 (a)	150,000	147,022
2.65%, 01/15/25 (a)	150,000	143,057
3.50%, 02/01/25 (a)	200,000	192,870
4.13%, 01/15/26 (a)	150,000	145,791
3.25%, 10/15/26 (a)	200,000	187,176
3.85%, 04/01/27 (a)	100,000	95,020
4.00%, 03/01/28 (a)	200,000	188,262
4.40%, 01/15/29 (a)	250,000	238,572
4.75%, 11/15/30 (a)	200,000	194,080
5.70%, 09/30/43 (a)	150,000	145,465
4.38%, 02/01/45 (a)	100,000	81,375
4.88%, 04/15/49 (a)	100,000	87,502
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	135,680
2.15%, 06/01/26 (a)	175,000	140,502
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	194,132
4.25%, 04/01/26 (a)	400,000	393,468
2.70%, 02/15/27 (a)	100,000	91,568
4.25%, 04/15/28 (a)	200,000	191,392
4.13%, 03/15/29 (a)	400,000	374,128
3.10%, 01/15/30 (a)	150,000	130,913
2.75%, 01/15/31 (a)	300,000	249,399
6.50%, 03/15/41 (a)	300,000	314,664
4.95%, 09/01/48 (a)	150,000	130,209
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	83,219
4.00%, 02/01/25 (a)	300,000	293,235
3.85%, 07/15/29 (a)	200,000	186,264
2.40%, 02/01/31 (a)	200,000	163,480
2.25%, 04/01/33 (a)	150,000	114,740
		46,224,521
		571,493,576

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 14.1%
Basic Industry 0.6%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	20,000	19,703
1.50%, 10/15/25 (a)	250,000	232,970
1.85%, 05/15/27 (a)	300,000	271,875
2.05%, 05/15/30 (a)	125,000	108,184
2.70%, 05/15/40 (a)	250,000	191,608
2.80%, 05/15/50 (a)	300,000	216,522
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	198,022
5.05%, 06/01/32 (a)	200,000	196,374
5.45%, 12/01/44 (a)	250,000	240,055
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	393,111
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	350,000	365,169
4.25%, 07/16/29	250,000	237,240
6.80%, 11/29/32 (a)	250,000	262,735
7.00%, 10/15/39	350,000	370,174
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	263,080
5.75%, 05/01/43	200,000	212,596
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	430,372
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	300,000	302,499
6.42%, 03/01/26	100,000	104,745
4.75%, 02/28/28 (a)	250,000	253,237
4.90%, 02/28/33 (a)	200,000	203,914
4.13%, 02/24/42	275,000	250,165
5.00%, 09/30/43	700,000	709,254
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	140,669
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	200,000	195,476
5.90%, 07/05/24	500,000	500,400
6.05%, 03/15/25	500,000	503,350
1.40%, 08/05/26 (a)	250,000	215,640
6.17%, 07/15/27 (a)	500,000	505,835
6.33%, 07/15/29 (a)	200,000	202,888
6.38%, 07/15/32 (a)	300,000	305,109
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	196,710
3.88%, 11/02/27 (a)	200,000	184,906
CF Industries, Inc.
5.15%, 03/15/34	300,000	287,955
4.95%, 06/01/43	100,000	86,128
5.38%, 03/15/44	250,000	226,277
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	50,389
7.38%, 11/01/29	450,000	514,606
2.10%, 11/15/30 (a)	250,000	209,268
6.30%, 03/15/33 (a)	175,000	190,551
4.25%, 10/01/34 (a)	200,000	186,146
5.25%, 11/15/41 (a)	300,000	291,672
4.38%, 11/15/42 (a)	450,000	390,406
4.63%, 10/01/44 (a)	150,000	134,268
5.55%, 11/30/48 (a)	250,000	246,917
4.80%, 05/15/49 (a)	200,000	177,814
3.60%, 11/15/50 (a)	250,000	187,443
6.90%, 05/15/53 (a)	300,000	347,499
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	500,000	499,805
4.73%, 11/15/28 (a)	750,000	757,297
5.32%, 11/15/38 (a)	400,000	403,136
5.42%, 11/15/48 (a)	605,000	606,041
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	243,962
4.50%, 12/01/28 (a)	100,000	98,292
4.80%, 09/01/42 (a)	150,000	134,966
4.65%, 10/15/44 (a)	270,000	234,797
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	285,411
3.25%, 12/01/27 (a)	450,000	431,221
4.80%, 03/24/30 (a)	50,000	51,131
1.30%, 01/30/31 (a)	300,000	238,578
2.13%, 02/01/32 (a)	250,000	209,332
2.13%, 08/15/50 (a)	250,000	150,925
2.70%, 12/15/51 (a)	250,000	166,320
2.75%, 08/18/55 (a)	264,000	170,190
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	188,178
2.30%, 07/15/30 (a)	150,000	129,537
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	97,598
5.50%, 01/17/27	200,000	201,018
FMC Corp.
3.20%, 10/01/26 (a)	150,000	141,962
3.45%, 10/01/29 (a)	200,000	182,342
4.50%, 10/01/49 (a)	150,000	125,439
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	125,000	123,144
4.13%, 03/01/28 (a)	250,000	235,672
5.25%, 09/01/29 (a)	200,000	197,956
4.25%, 03/01/30 (a)	200,000	186,046
4.63%, 08/01/30 (a)	200,000	190,072
5.40%, 11/14/34 (a)	250,000	246,120
5.45%, 03/15/43 (a)	500,000	468,390
Georgia-Pacific LLC
7.75%, 11/15/29	250,000	295,342
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	188,110
2.95%, 06/15/31 (a)	150,000	123,216
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	143,832
4.38%, 06/01/47 (a)	75,000	59,064
5.00%, 09/26/48 (a)	300,000	256,395
International Paper Co.
5.00%, 09/15/35 (a)	150,000	147,138
7.30%, 11/15/39	100,000	115,399
6.00%, 11/15/41 (a)	200,000	208,458
4.80%, 06/15/44 (a)	200,000	183,946
5.15%, 05/15/46 (a)	100,000	95,408
4.40%, 08/15/47 (a)	200,000	174,498
4.35%, 08/15/48 (a)	200,000	174,044
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	147,405
Linde, Inc.
2.65%, 02/05/25 (a)	150,000	145,037
3.20%, 01/30/26 (a)	250,000	244,837
1.10%, 08/10/30 (a)	200,000	160,048
3.55%, 11/07/42 (a)	150,000	125,555
2.00%, 08/10/50 (a)	100,000	59,906
Lubrizol Corp.
6.50%, 10/01/34	96,000	115,707

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
LYB International Finance BV
5.25%, 07/15/43	200,000	184,274
4.88%, 03/15/44 (a)	250,000	222,615
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	191,926
LYB International Finance III LLC
2.25%, 10/01/30 (a)	100,000	82,696
3.38%, 10/01/40 (a)	200,000	148,340
4.20%, 10/15/49 (a)	300,000	234,819
4.20%, 05/01/50 (a)	300,000	235,500
3.63%, 04/01/51 (a)	300,000	213,579
3.80%, 10/01/60 (a)	150,000	103,764
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	250,000	250,202
4.63%, 02/26/55 (a)	300,000	246,375
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	242,375
5.45%, 11/15/33 (a)	150,000	151,062
4.88%, 11/15/41 (a)	100,000	90,145
5.63%, 11/15/43 (a)	150,000	146,531
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	125,232
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	222,170
2.25%, 10/01/30 (a)	350,000	294,311
5.88%, 04/01/35	250,000	264,625
6.25%, 10/01/39	325,000	355,488
4.88%, 03/15/42 (a)	200,000	191,730
5.45%, 06/09/44 (a)	100,000	99,773
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	235,195
3.95%, 05/01/28 (a)	200,000	193,046
2.70%, 06/01/30 (a)	250,000	219,765
3.13%, 04/01/32 (a)	200,000	176,910
6.40%, 12/01/37	100,000	115,225
2.98%, 12/15/55 (a)	400,000	268,448
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	96,137
5.95%, 11/07/25	150,000	154,362
4.00%, 12/15/26 (a)	350,000	339,335
4.20%, 04/01/29 (a)	250,000	241,755
4.13%, 03/15/35 (a)	250,000	225,237
5.88%, 12/01/36	125,000	130,825
5.63%, 12/01/40	50,000	50,117
6.13%, 01/15/41 (a)	200,000	211,594
4.90%, 06/01/43 (a)	200,000	185,122
5.25%, 01/15/45 (a)	125,000	119,941
5.00%, 04/01/49 (a)	50,000	46,542
3.95%, 05/13/50 (a)	275,000	218,771
Packaging Corp. of America
3.65%, 09/15/24 (a)	150,000	147,668
3.40%, 12/15/27 (a)	200,000	190,704
4.05%, 12/15/49 (a)	150,000	123,725
3.05%, 10/01/51 (a)	200,000	137,110
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	96,471
3.75%, 03/15/28 (a)	300,000	288,795
2.80%, 08/15/29 (a)	150,000	133,325
2.55%, 06/15/30 (a)	100,000	86,610
Rayonier LP
2.75%, 05/17/31 (a)	125,000	103,466
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,963
2.15%, 08/15/30 (a)	250,000	210,612
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	328,787
6.13%, 12/15/33	50,000	55,503
5.75%, 06/01/35	50,000	53,356
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	282,452
5.20%, 11/02/40	350,000	360,335
2.75%, 11/02/51 (a)	250,000	173,020
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	195,188
4.13%, 08/21/42 (a)	150,000	135,188
5.13%, 03/09/53 (a)	300,000	309,531
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	237,922
4.25%, 01/15/48 (a)	250,000	195,718
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	244,620
3.45%, 08/01/25 (a)	150,000	145,532
3.95%, 01/15/26 (a)	100,000	97,661
3.45%, 06/01/27 (a)	450,000	431,145
2.95%, 08/15/29 (a)	300,000	270,303
2.30%, 05/15/30 (a)	300,000	254,979
4.55%, 08/01/45 (a)	150,000	132,582
4.50%, 06/01/47 (a)	400,000	354,012
3.80%, 08/15/49 (a)	200,000	156,122
3.30%, 05/15/50 (a)	200,000	142,248
Southern Copper Corp.
3.88%, 04/23/25	200,000	194,498
7.50%, 07/27/35	350,000	409,006
6.75%, 04/16/40	200,000	224,120
5.25%, 11/08/42	300,000	289,275
5.88%, 04/23/45	495,000	516,211
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	142,104
5.00%, 12/15/26 (a)	100,000	99,947
1.65%, 10/15/27 (a)	100,000	86,645
3.45%, 04/15/30 (a)	200,000	182,636
3.25%, 01/15/31 (a)	150,000	133,958
3.25%, 10/15/50 (a)	150,000	105,231
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	555,516
5.00%, 01/15/30 (a)	300,000	286,842
3.75%, 01/15/31 (a)	325,000	282,880
3.13%, 01/15/32 (a)	350,000	287,353
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	229,702
6.13%, 10/01/35	150,000	155,901
6.00%, 08/15/40 (a)	240,000	242,702
5.40%, 02/01/43 (a)	100,000	93,444
Vale Overseas Ltd.
6.25%, 08/10/26	300,000	309,282
3.75%, 07/08/30 (a)	500,000	449,445
6.88%, 11/21/36	523,000	546,509
6.88%, 11/10/39	375,000	391,335
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	239,515
3.38%, 06/15/30 (a)	150,000	133,259
2.88%, 08/15/41 (a)	75,000	50,901
5.00%, 08/15/46 (a)	150,000	130,902
4.38%, 11/15/47 (a)	130,000	104,705
3.13%, 08/15/51 (a)	200,000	127,780
3.38%, 08/15/61 (a)	150,000	93,134
WestRock MWV LLC
8.20%, 01/15/30	40,000	46,902

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	216,402
4.00%, 11/15/29 (a)	175,000	165,179
7.38%, 03/15/32	300,000	344,634
3.38%, 03/09/33 (a)	150,000	131,754
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,959
3.75%, 03/15/25 (a)	200,000	194,216
4.65%, 03/15/26 (a)	250,000	247,632
3.90%, 06/01/28 (a)	250,000	238,312
4.90%, 03/15/29 (a)	300,000	295,971
4.20%, 06/01/32 (a)	300,000	277,794
3.00%, 06/15/33 (a)	250,000	205,225
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	120,897
		46,416,276
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	200,000	190,842
2.65%, 04/15/25 (a)	250,000	239,710
3.00%, 08/07/25	200,000	192,628
2.25%, 09/19/26 (a)	100,000	93,145
2.88%, 10/15/27 (a)	300,000	281,157
3.38%, 03/01/29 (a)	150,000	141,657
2.38%, 08/26/29 (a)	350,000	309,662
3.05%, 04/15/30 (a)(e)	200,000	182,806
3.13%, 09/19/46 (a)(e)	200,000	145,028
3.63%, 10/15/47 (a)	350,000	276,745
4.00%, 09/14/48 (a)(e)	300,000	255,774
3.25%, 08/26/49 (a)	300,000	224,061
3.70%, 04/15/50 (a)	250,000	205,905
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	197,908
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	163,270
Allegion PLC
3.50%, 10/01/29 (a)	110,000	99,693
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	340,196
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	77,362
4.50%, 05/15/28 (a)	150,000	148,043
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	98,139
2.63%, 06/19/30 (a)	250,000	209,990
2.69%, 05/25/31 (a)	250,000	208,117
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	95,233
4.35%, 06/01/29 (a)	250,000	250,122
2.80%, 02/15/30 (a)	300,000	270,504
2.20%, 09/15/31 (a)	250,000	208,252
Avery Dennison Corp.
4.88%, 12/06/28 (a)	225,000	223,843
2.65%, 04/30/30 (a)	200,000	171,164
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	454,550
1.65%, 01/15/27 (a)	100,000	87,693
Boeing Co.
2.85%, 10/30/24 (a)	100,000	96,827
4.88%, 05/01/25 (a)	1,000,000	998,470
2.60%, 10/30/25 (a)	100,000	94,070
2.75%, 02/01/26 (a)	400,000	379,300
2.20%, 02/04/26 (a)	1,600,000	1,484,608
3.10%, 05/01/26 (a)	200,000	189,626
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 06/15/26 (a)	125,000	114,548
2.70%, 02/01/27 (a)	300,000	277,107
2.80%, 03/01/27 (a)	150,000	138,551
5.04%, 05/01/27 (a)	550,000	554,158
3.25%, 03/01/28 (a)	100,000	92,180
3.45%, 11/01/28 (a)	150,000	139,116
3.20%, 03/01/29 (a)	300,000	273,699
2.95%, 02/01/30 (a)	300,000	264,582
5.15%, 05/01/30 (a)	1,150,000	1,157,900
3.63%, 02/01/31 (a)	400,000	366,016
6.13%, 02/15/33	150,000	159,947
3.60%, 05/01/34 (a)	250,000	215,022
3.25%, 02/01/35 (a)	250,000	204,347
6.63%, 02/15/38	100,000	109,623
3.55%, 03/01/38 (a)	150,000	119,856
3.50%, 03/01/39 (a)	150,000	117,602
6.88%, 03/15/39	100,000	112,249
5.88%, 02/15/40	150,000	154,784
5.71%, 05/01/40 (a)	850,000	859,384
3.63%, 03/01/48 (a)	150,000	108,005
3.85%, 11/01/48 (a)	100,000	74,828
3.90%, 05/01/49 (a)	325,000	246,499
3.75%, 02/01/50 (a)	400,000	302,800
5.81%, 05/01/50 (a)	1,500,000	1,509,855
3.83%, 03/01/59 (a)	150,000	106,553
3.95%, 08/01/59 (a)	300,000	221,583
5.93%, 05/01/60 (a)	950,000	951,510
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	300,000	293,565
2.75%, 03/01/30 (a)	250,000	213,865
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	429,610
2.49%, 02/15/27 (a)	89,000	82,655
2.72%, 02/15/30 (a)	600,000	528,432
2.70%, 02/15/31 (a)(c)	250,000	215,215
3.38%, 04/05/40 (a)	400,000	318,352
3.58%, 04/05/50 (a)(c)	550,000	416,977
Caterpillar Financial Services Corp.
2.85%, 05/17/24	150,000	147,131
3.30%, 06/09/24	250,000	246,195
0.60%, 09/13/24	200,000	189,284
2.15%, 11/08/24	450,000	434,673
3.25%, 12/01/24	100,000	97,864
4.90%, 01/17/25	200,000	201,674
3.40%, 05/13/25	400,000	392,020
1.45%, 05/15/25	300,000	282,042
0.80%, 11/13/25	500,000	456,695
4.80%, 01/06/26	150,000	152,495
0.90%, 03/02/26	300,000	272,232
1.10%, 09/14/27	700,000	616,623
Caterpillar, Inc.
3.40%, 05/15/24 (a)	300,000	297,240
2.60%, 04/09/30 (a)	250,000	224,427
6.05%, 08/15/36	225,000	256,302
5.20%, 05/27/41	275,000	292,955
3.80%, 08/15/42	350,000	312,004
4.30%, 05/15/44 (a)	175,000	168,222
3.25%, 09/19/49 (a)	425,000	338,602
3.25%, 04/09/50 (a)	450,000	359,001
4.75%, 05/15/64 (a)	150,000	148,127
CNH Industrial Capital LLC
3.95%, 05/23/25	150,000	146,334
1.88%, 01/15/26 (a)	200,000	184,452
1.45%, 07/15/26 (a)	150,000	134,643
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	240,600

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crane Co.
4.20%, 03/15/48 (a)	200,000	145,408
Deere & Co.
2.75%, 04/15/25 (a)	500,000	485,205
5.38%, 10/16/29	250,000	265,827
3.10%, 04/15/30 (a)	350,000	324,373
7.13%, 03/03/31	150,000	178,019
3.90%, 06/09/42 (a)	250,000	230,132
2.88%, 09/07/49 (a)	200,000	151,342
3.75%, 04/15/50 (a)(e)	300,000	267,090
Dover Corp.
2.95%, 11/04/29 (a)	150,000	134,418
5.38%, 10/15/35	100,000	104,872
5.38%, 03/01/41 (a)	150,000	152,600
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	205,895
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	189,664
4.00%, 11/02/32	200,000	190,936
4.15%, 03/15/33 (a)	300,000	289,500
4.15%, 11/02/42	350,000	310,667
3.92%, 09/15/47 (a)	100,000	85,865
4.70%, 08/23/52 (a)	200,000	192,606
Emerson Electric Co.
0.88%, 10/15/26 (a)	300,000	268,125
1.80%, 10/15/27 (a)	250,000	224,170
1.95%, 10/15/30 (a)	250,000	210,727
2.20%, 12/21/31 (a)	250,000	211,520
5.25%, 11/15/39	140,000	145,274
2.75%, 10/15/50 (a)	150,000	101,600
2.80%, 12/21/51 (a)	300,000	206,037
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	217,885
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	238,520
4.30%, 06/15/46 (a)	200,000	162,398
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	150,000	147,162
3.25%, 09/15/29 (a)	350,000	311,734
4.00%, 03/25/32 (a)	100,000	90,114
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	196,534
GE Capital International Funding Co.
4.42%, 11/15/35	250,000	242,315
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	96,672
3.25%, 04/01/25 (a)	250,000	243,507
3.50%, 05/15/25 (a)	250,000	245,545
2.13%, 08/15/26 (a)	150,000	140,862
3.50%, 04/01/27 (a)	250,000	242,677
2.63%, 11/15/27 (a)	150,000	139,179
3.75%, 05/15/28 (a)	300,000	293,943
3.63%, 04/01/30 (a)	300,000	287,895
2.25%, 06/01/31 (a)	200,000	172,874
4.25%, 04/01/40 (a)	300,000	283,719
3.60%, 11/15/42 (a)	150,000	129,543
4.25%, 04/01/50 (a)	175,000	164,070
General Electric Co.
6.75%, 03/15/32	500,000	568,720
5.88%, 01/14/38	100,000	108,038
6.88%, 01/10/39	100,000	116,626
4.35%, 05/01/50 (a)	225,000	197,233
Hexcel Corp.
4.95%, 08/15/25 (a)	100,000	98,047
4.20%, 02/15/27 (a)	100,000	95,216
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honeywell International, Inc.
2.30%, 08/15/24 (a)	250,000	242,850
4.85%, 11/01/24	50,000	50,522
1.35%, 06/01/25 (a)	400,000	377,492
2.50%, 11/01/26 (a)	450,000	427,936
1.10%, 03/01/27 (a)	250,000	224,672
2.70%, 08/15/29 (a)	250,000	231,092
1.95%, 06/01/30 (a)	300,000	257,274
1.75%, 09/01/31 (a)	400,000	328,824
5.00%, 02/15/33 (a)	350,000	368,777
5.70%, 03/15/37	200,000	222,128
3.81%, 11/21/47 (a)	300,000	263,715
2.80%, 06/01/50 (a)	250,000	188,043
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,425
3.15%, 08/15/27 (a)	100,000	94,582
3.50%, 02/15/28 (a)	150,000	142,185
2.30%, 03/15/31 (a)	150,000	124,886
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	100,000	97,890
3.48%, 12/01/27 (a)	190,000	177,783
2.04%, 08/16/28 (a)	50,000	42,947
4.20%, 05/01/30 (a)	250,000	235,462
IDEX Corp.
3.00%, 05/01/30 (a)	300,000	264,573
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	300,000	285,717
4.88%, 09/15/41 (a)	150,000	153,017
3.90%, 09/01/42 (a)	350,000	317,117
John Deere Capital Corp.
2.65%, 06/24/24	275,000	268,518
4.55%, 10/11/24	200,000	200,356
2.05%, 01/09/25	250,000	241,140
1.25%, 01/10/25	300,000	284,343
5.15%, 03/03/25	150,000	151,997
2.13%, 03/07/25	250,000	239,745
3.45%, 03/13/25	75,000	73,905
3.40%, 06/06/25	250,000	245,032
4.05%, 09/08/25	225,000	223,823
3.40%, 09/11/25	200,000	194,770
4.80%, 01/09/26	350,000	355,400
0.70%, 01/15/26	200,000	181,934
2.65%, 06/10/26	200,000	190,372
1.05%, 06/17/26	350,000	316,977
2.25%, 09/14/26	400,000	374,272
1.75%, 03/09/27	150,000	136,839
2.80%, 09/08/27	350,000	329,409
4.15%, 09/15/27	250,000	248,900
3.05%, 01/06/28	50,000	47,679
4.75%, 01/20/28	325,000	332,254
3.45%, 03/07/29	200,000	193,012
2.80%, 07/18/29	400,000	366,088
2.45%, 01/09/30	200,000	178,136
2.00%, 06/17/31	200,000	167,410
Johnson Controls International plc
3.63%, 07/02/24 (a)	150,000	147,773
3.90%, 02/14/26 (a)	183,000	178,862
1.75%, 09/15/30 (a)	150,000	123,761
6.00%, 01/15/36	282,000	301,362
4.63%, 07/02/44 (a)	200,000	184,708
5.13%, 09/14/45 (a)	174,000	168,488
4.50%, 02/15/47 (a)	50,000	44,030
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	193,884
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	100,000	98,537
3.83%, 04/27/25 (a)	200,000	195,222

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 12/15/26 (a)	100,000	97,740
4.40%, 06/15/28 (a)	545,000	535,820
2.90%, 12/15/29 (a)	150,000	132,564
1.80%, 01/15/31 (a)	200,000	161,978
4.85%, 04/27/35 (a)	100,000	98,736
6.15%, 12/15/40	50,000	54,391
5.05%, 04/27/45 (a)	100,000	95,416
Lafarge S.A.
7.13%, 07/15/36	150,000	165,428
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	150,000	140,795
4.40%, 03/15/29 (a)	226,000	219,220
3.50%, 11/15/51 (a)	150,000	112,731
Legrand France S.A.
8.50%, 02/15/25	150,000	160,571
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	91,682
1.70%, 08/01/27 (a)	130,000	114,651
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	223,173
5.10%, 11/15/27 (a)	200,000	207,942
1.85%, 06/15/30 (a)	150,000	127,505
3.90%, 06/15/32 (a)	300,000	291,654
5.25%, 01/15/33 (a)	250,000	266,830
3.60%, 03/01/35 (a)	100,000	93,555
4.50%, 05/15/36 (a)	100,000	99,143
6.15%, 09/01/36	200,000	228,190
5.72%, 06/01/40	165,000	182,927
4.07%, 12/15/42	400,000	366,332
3.80%, 03/01/45 (a)	300,000	259,521
4.70%, 05/15/46 (a)	350,000	346,514
2.80%, 06/15/50 (a)	250,000	181,760
4.09%, 09/15/52 (a)	400,000	363,456
4.15%, 06/15/53 (a)	250,000	227,690
5.70%, 11/15/54 (a)	250,000	285,102
4.30%, 06/15/62 (a)	200,000	181,952
5.90%, 11/15/63 (a)	200,000	235,116
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	99,269
3.45%, 06/01/27 (a)	25,000	23,878
3.50%, 12/15/27 (a)	200,000	192,238
2.50%, 03/15/30 (a)	200,000	170,242
2.40%, 07/15/31 (a)	300,000	246,846
4.25%, 12/15/47 (a)	300,000	256,302
Masco Corp.
2.00%, 10/01/30 (a)	350,000	279,604
4.50%, 05/15/47 (a)	275,000	229,735
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	150,000	135,924
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	436,387
3.20%, 02/01/27 (a)	300,000	287,226
3.25%, 01/15/28 (a)	450,000	428,080
4.40%, 05/01/30 (a)	200,000	198,884
4.70%, 03/15/33 (a)	250,000	252,702
5.15%, 05/01/40 (a)	100,000	101,275
5.05%, 11/15/40	100,000	100,594
4.75%, 06/01/43	250,000	241,460
3.85%, 04/15/45 (a)	200,000	167,664
4.03%, 10/15/47 (a)	650,000	567,248
5.25%, 05/01/50 (a)	300,000	311,307
4.95%, 03/15/53 (a)	250,000	249,635
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	143,924
2.75%, 11/15/31 (a)	100,000	82,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oshkosh Corp.
4.60%, 05/15/28 (a)	125,000	123,796
3.10%, 03/01/30 (a)	150,000	132,758
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	300,000	283,695
2.29%, 04/05/27 (a)	200,000	182,202
2.57%, 02/15/30 (a)	450,000	395,113
3.11%, 02/15/40 (a)	150,000	116,654
3.36%, 02/15/50 (a)	200,000	148,948
Owens Corning
3.40%, 08/15/26 (a)	200,000	190,726
3.95%, 08/15/29 (a)	150,000	141,578
3.88%, 06/01/30 (a)	100,000	92,588
7.00%, 12/01/36	145,000	163,003
4.30%, 07/15/47 (a)	100,000	82,811
4.40%, 01/30/48 (a)	150,000	126,027
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	300,000	292,191
3.65%, 06/15/24	400,000	394,520
3.25%, 03/01/27 (a)	100,000	95,392
4.25%, 09/15/27 (a)	400,000	393,988
3.25%, 06/14/29 (a)	370,000	341,129
4.20%, 11/21/34 (a)	150,000	142,817
6.25%, 05/15/38	150,000	166,736
4.45%, 11/21/44 (a)	225,000	209,432
4.10%, 03/01/47 (a)	150,000	130,532
4.00%, 06/14/49 (a)	250,000	213,975
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	238,332
Precision Castparts Corp.
3.25%, 06/15/25 (a)	200,000	195,494
3.90%, 01/15/43 (a)	150,000	132,240
4.38%, 06/15/45 (a)	139,000	129,220
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	400,000	395,368
5.00%, 02/27/26 (a)	250,000	253,927
2.65%, 11/01/26 (a)	200,000	188,222
3.50%, 03/15/27 (a)	200,000	193,596
3.13%, 05/04/27 (a)	350,000	332,192
7.20%, 08/15/27	50,000	55,769
4.13%, 11/16/28 (a)	900,000	887,283
7.50%, 09/15/29	250,000	289,842
2.25%, 07/01/30 (a)	250,000	214,320
1.90%, 09/01/31 (a)	350,000	285,890
5.15%, 02/27/33 (a)	350,000	364,273
5.40%, 05/01/35	250,000	261,802
6.05%, 06/01/36	100,000	110,156
6.13%, 07/15/38	200,000	222,428
4.45%, 11/16/38 (a)	300,000	284,913
5.70%, 04/15/40	100,000	106,384
4.88%, 10/15/40 (c)	150,000	146,162
4.70%, 12/15/41	150,000	143,576
4.50%, 06/01/42	1,000,000	947,210
4.80%, 12/15/43 (a)	165,000	159,128
4.15%, 05/15/45 (a)	275,000	241,290
3.75%, 11/01/46 (a)	375,000	310,725
4.35%, 04/15/47 (a)	150,000	135,804
4.05%, 05/04/47 (a)	150,000	130,370
4.63%, 11/16/48 (a)	350,000	334,159
3.13%, 07/01/50 (a)	300,000	222,030
2.82%, 09/01/51 (a)	350,000	242,718
3.03%, 03/15/52 (a)	200,000	145,080
5.38%, 02/27/53 (a)	200,000	210,902
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	325,000	327,561
6.05%, 04/15/28 (a)(c)	350,000	352,467

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 02/15/30 (a)(c)	300,000	301,608
6.40%, 04/15/33 (a)(c)	350,000	350,948
Republic Services, Inc.
2.50%, 08/15/24 (a)	350,000	339,251
0.88%, 11/15/25 (a)	200,000	181,418
2.90%, 07/01/26 (a)	200,000	191,452
3.38%, 11/15/27 (a)	300,000	286,818
3.95%, 05/15/28 (a)	75,000	73,071
4.88%, 04/01/29 (a)	150,000	151,698
2.30%, 03/01/30 (a)	250,000	216,995
1.45%, 02/15/31 (a)	250,000	199,732
1.75%, 02/15/32 (a)	250,000	201,445
6.20%, 03/01/40	100,000	110,919
3.05%, 03/01/50 (a)	150,000	108,707
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	97,310
3.50%, 03/01/29 (a)	100,000	95,941
1.75%, 08/15/31 (a)	150,000	123,162
4.20%, 03/01/49 (a)	100,000	91,032
2.80%, 08/15/61 (a)	150,000	97,295
Snap-on, Inc.
4.10%, 03/01/48 (a)	140,000	125,551
3.10%, 05/01/50 (a)	200,000	152,926
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	117,483
3.13%, 05/01/30 (a)	300,000	265,212
2.85%, 02/01/32 (a)	100,000	84,499
5.75%, 11/01/40 (a)	180,000	185,195
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	143,207
3.40%, 03/01/26 (a)	150,000	143,742
4.25%, 11/15/28 (a)	150,000	144,966
2.30%, 03/15/30 (a)	250,000	208,220
5.20%, 09/01/40	109,000	102,848
4.85%, 11/15/48 (a)	225,000	192,744
2.75%, 11/15/50 (a)	250,000	148,573
4.00%, 03/15/60 (a)(b)	250,000	197,957
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	250,000	228,125
2.25%, 04/01/28 (a)	200,000	178,870
2.75%, 04/01/31 (a)	300,000	256,878
Textron, Inc.
3.88%, 03/01/25 (a)	100,000	98,185
4.00%, 03/15/26 (a)	150,000	147,837
3.65%, 03/15/27 (a)	150,000	143,640
3.38%, 03/01/28 (a)	150,000	140,496
3.90%, 09/17/29 (a)	150,000	142,043
2.45%, 03/15/31 (a)	150,000	126,920
Timken Co.
3.88%, 09/01/24 (a)	150,000	147,195
4.50%, 12/15/28 (a)	150,000	146,964
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	200,000	206,878
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	291,264
5.75%, 06/15/43	200,000	209,704
4.30%, 02/21/48 (a)	150,000	130,559
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	200,000	189,878
4.65%, 11/01/44 (a)	100,000	90,822
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	117,525
5.25%, 10/01/54 (a)	100,000	91,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	133,353
2.40%, 04/01/28 (a)	150,000	126,177
2.95%, 04/01/31 (a)	225,000	179,273
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	146,169
3.50%, 06/01/30 (a)	250,000	229,135
4.50%, 06/15/47 (a)	250,000	223,067
4.70%, 03/01/48 (a)	150,000	137,430
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	197,216
3.50%, 05/01/29 (a)	209,000	195,239
2.60%, 02/01/30 (a)	250,000	220,507
2.20%, 01/15/32 (a)	200,000	164,366
3.20%, 06/01/32 (a)	100,000	89,179
3.05%, 04/01/50 (a)	225,000	158,839
2.95%, 01/15/52 (a)	300,000	208,755
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	273,378
3.15%, 11/15/27 (a)	300,000	286,692
1.15%, 03/15/28 (a)	250,000	213,665
4.63%, 02/15/30 (a)	250,000	250,057
1.50%, 03/15/31 (a)	200,000	159,570
4.15%, 04/15/32 (a)	100,000	97,025
4.10%, 03/01/45 (a)	250,000	223,240
4.15%, 07/15/49 (a)	250,000	226,205
2.50%, 11/15/50 (a)	250,000	161,743
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	190,900
3.45%, 11/15/26 (a)	150,000	141,362
4.95%, 09/15/28 (a)(f)	300,000	295,392
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	285,501
4.60%, 06/15/45 (a)	150,000	143,819
4.20%, 05/15/47 (a)	225,000	200,997
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	153,387
1.95%, 01/30/28 (a)	100,000	88,614
2.25%, 01/30/31 (a)	150,000	127,118
4.38%, 11/01/46 (a)	145,000	127,777
		90,055,154
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	250,000	242,183
3.40%, 06/15/27 (a)	100,000	95,948
1.35%, 09/15/30 (a)	225,000	182,759
4.50%, 06/15/47 (a)	78,000	73,715
2.50%, 09/15/50 (a)	400,000	269,028
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	187,190
2.88%, 05/07/30 (a)	350,000	309,543
6.38%, 03/01/35	350,000	387,390
6.13%, 11/15/37	100,000	110,028
6.13%, 03/30/40	625,000	677,025
4.38%, 07/16/42	300,000	270,483
4.38%, 04/22/49 (a)	350,000	311,692
American Tower Corp.
3.38%, 05/15/24 (a)	300,000	293,709
2.95%, 01/15/25 (a)	280,000	269,892
2.40%, 03/15/25 (a)	350,000	332,188
4.00%, 06/01/25 (a)	100,000	97,739
4.40%, 02/15/26 (a)	100,000	98,673
1.60%, 04/15/26 (a)	350,000	316,788
3.38%, 10/15/26 (a)	425,000	402,853
2.75%, 01/15/27 (a)	65,000	59,951

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 01/15/27 (a)	150,000	140,165
3.65%, 03/15/27 (a)	250,000	237,750
3.55%, 07/15/27 (a)	250,000	236,070
3.60%, 01/15/28 (a)	300,000	282,036
1.50%, 01/31/28 (a)	250,000	213,315
3.95%, 03/15/29 (a)	200,000	187,278
3.80%, 08/15/29 (a)	325,000	302,247
2.90%, 01/15/30 (a)	150,000	130,731
1.88%, 10/15/30 (a)	250,000	198,825
2.30%, 09/15/31 (a)	200,000	160,514
4.05%, 03/15/32 (a)	250,000	229,015
3.70%, 10/15/49 (a)	400,000	291,072
3.10%, 06/15/50 (a)	325,000	213,723
2.95%, 01/15/51 (a)	275,000	176,693
AT&T, Inc.
3.88%, 01/15/26 (a)	100,000	98,346
5.54%, 02/20/26 (a)	500,000	501,435
1.70%, 03/25/26 (a)	900,000	826,371
2.95%, 07/15/26 (a)	100,000	94,317
3.80%, 02/15/27 (a)	250,000	242,240
4.25%, 03/01/27 (a)	400,000	396,644
2.30%, 06/01/27 (a)	700,000	641,564
1.65%, 02/01/28 (a)	650,000	571,304
4.10%, 02/15/28 (a)	350,000	341,929
4.35%, 03/01/29 (a)	850,000	832,660
4.30%, 02/15/30 (a)	800,000	778,176
2.75%, 06/01/31 (a)	900,000	775,755
2.25%, 02/01/32 (a)	800,000	654,200
2.55%, 12/01/33 (a)	1,081,000	870,227
4.50%, 05/15/35 (a)	800,000	751,544
5.25%, 03/01/37 (a)	300,000	300,402
4.90%, 08/15/37 (a)	129,000	123,472
4.85%, 03/01/39 (a)	440,000	413,455
5.35%, 09/01/40	250,000	249,128
3.50%, 06/01/41 (a)	700,000	553,294
5.55%, 08/15/41	175,000	178,427
4.30%, 12/15/42 (a)	600,000	523,932
3.10%, 02/01/43 (a)	300,000	222,561
4.65%, 06/01/44 (a)	200,000	179,118
4.35%, 06/15/45 (a)	350,000	299,607
4.75%, 05/15/46 (a)	700,000	632,961
5.15%, 11/15/46 (a)	275,000	266,481
5.65%, 02/15/47 (a)(e)	250,000	255,213
5.45%, 03/01/47 (a)	128,000	128,052
4.50%, 03/09/48 (a)	500,000	432,670
4.55%, 03/09/49 (a)	309,000	269,417
5.15%, 02/15/50 (a)	200,000	191,500
3.65%, 06/01/51 (a)	875,000	663,434
3.30%, 02/01/52 (a)	275,000	197,684
3.50%, 09/15/53 (a)	2,000,000	1,454,840
3.55%, 09/15/55 (a)	2,100,000	1,511,748
3.80%, 12/01/57 (a)	1,675,000	1,246,150
3.65%, 09/15/59 (a)	1,800,000	1,288,710
3.85%, 06/01/60 (a)	300,000	225,291
3.50%, 02/01/61 (a)	100,000	70,688
Bell Canada
4.46%, 04/01/48 (a)	500,000	441,665
4.30%, 07/29/49 (a)	50,000	43,094
3.20%, 02/15/52 (a)	300,000	210,624
3.65%, 08/15/52 (a)	250,000	194,145
British Telecommunications PLC
5.13%, 12/04/28 (a)	600,000	605,976
9.63%, 12/15/30 (f)	350,000	439,481
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	1,200,000	1,187,832
3.75%, 02/15/28 (a)	325,000	302,068
4.20%, 03/15/28 (a)	275,000	260,112
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 01/15/29 (a)	200,000	167,064
5.05%, 03/30/29 (a)	500,000	483,565
2.80%, 04/01/31 (a)	550,000	443,404
2.30%, 02/01/32 (a)	300,000	228,828
4.40%, 04/01/33 (a)	150,000	133,157
6.38%, 10/23/35 (a)	600,000	598,398
5.38%, 04/01/38 (a)	300,000	262,356
3.50%, 06/01/41 (a)	300,000	205,416
3.50%, 03/01/42 (a)	400,000	271,500
6.48%, 10/23/45 (a)	1,000,000	946,740
5.38%, 05/01/47 (a)	700,000	576,058
5.75%, 04/01/48 (a)	700,000	603,764
5.13%, 07/01/49 (a)	350,000	278,198
4.80%, 03/01/50 (a)	800,000	610,760
3.70%, 04/01/51 (a)	600,000	385,614
3.90%, 06/01/52 (a)	525,000	346,626
5.25%, 04/01/53 (a)	400,000	323,832
6.83%, 10/23/55 (a)	150,000	145,994
3.85%, 04/01/61 (a)	550,000	342,045
4.40%, 12/01/61 (a)	425,000	290,900
3.95%, 06/30/62 (a)	325,000	205,748
5.50%, 04/01/63 (a)	300,000	243,402
Comcast Corp.
3.70%, 04/15/24 (a)	750,000	741,600
3.38%, 02/15/25 (a)	200,000	196,368
3.38%, 08/15/25 (a)	400,000	391,224
3.95%, 10/15/25 (a)	900,000	890,046
3.15%, 03/01/26 (a)	500,000	485,090
2.35%, 01/15/27 (a)	450,000	419,773
3.30%, 02/01/27 (a)	380,000	367,148
5.35%, 11/15/27 (a)	200,000	208,274
3.15%, 02/15/28 (a)	500,000	474,770
3.55%, 05/01/28 (a)	292,000	280,889
4.15%, 10/15/28 (a)	1,150,000	1,138,408
2.65%, 02/01/30 (a)	525,000	467,754
3.40%, 04/01/30 (a)	700,000	654,808
4.25%, 10/15/30 (a)	400,000	392,148
1.95%, 01/15/31 (a)	500,000	416,285
1.50%, 02/15/31 (a)	500,000	401,670
5.50%, 11/15/32 (a)	300,000	320,118
4.25%, 01/15/33	500,000	487,965
7.05%, 03/15/33	250,000	296,265
4.20%, 08/15/34 (a)	350,000	335,181
5.65%, 06/15/35	300,000	322,551
4.40%, 08/15/35 (a)	230,000	223,056
6.50%, 11/15/35	150,000	172,529
3.20%, 07/15/36 (a)	375,000	316,785
3.90%, 03/01/38 (a)	350,000	314,923
4.60%, 10/15/38 (a)	300,000	290,268
3.25%, 11/01/39 (a)	400,000	324,564
3.75%, 04/01/40 (a)	450,000	387,346
4.65%, 07/15/42	150,000	142,769
4.75%, 03/01/44	200,000	190,388
4.60%, 08/15/45 (a)	250,000	232,113
3.40%, 07/15/46 (a)	400,000	310,712
4.00%, 08/15/47 (a)	266,000	225,475
3.97%, 11/01/47 (a)	598,000	504,885
4.00%, 03/01/48 (a)	300,000	254,214
4.70%, 10/15/48 (a)	550,000	522,582
4.00%, 11/01/49 (a)	600,000	503,844
3.45%, 02/01/50 (a)	550,000	424,930
2.80%, 01/15/51 (a)	550,000	372,097
2.89%, 11/01/51 (a)	1,433,000	980,086
2.45%, 08/15/52 (a)	500,000	313,835
4.05%, 11/01/52 (a)	278,000	234,604
2.94%, 11/01/56 (a)	1,563,000	1,042,755
4.95%, 10/15/58 (a)	300,000	291,405
2.65%, 08/15/62 (a)	350,000	214,039
2.99%, 11/01/63 (a)	1,000,000	650,130

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Crown Castle International Corp.
3.20%, 09/01/24 (a)	250,000	243,130
1.35%, 07/15/25 (a)	200,000	184,506
4.45%, 02/15/26 (a)	300,000	296,811
3.70%, 06/15/26 (a)	250,000	241,293
1.05%, 07/15/26 (a)	100,000	88,345
4.00%, 03/01/27 (a)	200,000	193,870
2.90%, 03/15/27 (a)	250,000	232,090
3.65%, 09/01/27 (a)	300,000	284,949
3.80%, 02/15/28 (a)	300,000	285,072
3.10%, 11/15/29 (a)	300,000	266,739
3.30%, 07/01/30 (a)	200,000	180,620
2.25%, 01/15/31 (a)	350,000	290,612
2.10%, 04/01/31 (a)	175,000	142,840
2.50%, 07/15/31 (a)	250,000	209,983
2.90%, 04/01/41 (a)	300,000	214,290
4.75%, 05/15/47 (a)	125,000	109,986
5.20%, 02/15/49 (a)	100,000	93,346
4.00%, 11/15/49 (a)	50,000	38,968
4.15%, 07/01/50 (a)	150,000	120,299
3.25%, 01/15/51 (a)	300,000	206,976
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,345,135
9.25%, 06/01/32	50,000	65,161
Discovery Communications LLC
3.90%, 11/15/24 (a)	350,000	341,726
3.45%, 03/15/25 (a)	250,000	240,715
4.90%, 03/11/26 (a)	100,000	99,406
3.95%, 03/20/28 (a)	550,000	515,586
4.13%, 05/15/29 (a)	250,000	232,633
3.63%, 05/15/30 (a)	250,000	222,353
5.00%, 09/20/37 (a)	200,000	176,580
6.35%, 06/01/40	200,000	200,490
4.88%, 04/01/43	175,000	142,881
5.20%, 09/20/47 (a)	375,000	309,979
5.30%, 05/15/49 (a)	300,000	250,554
4.65%, 05/15/50 (a)	250,000	191,225
4.00%, 09/15/55 (a)	514,000	341,903
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	75,647
1.85%, 02/15/31 (a)	250,000	206,008
2.95%, 02/15/51 (a)	250,000	172,040
Fox Corp.
3.05%, 04/07/25 (a)	250,000	241,360
4.71%, 01/25/29 (a)	550,000	545,402
3.50%, 04/08/30 (a)	200,000	182,766
5.48%, 01/25/39 (a)	350,000	336,042
5.58%, 01/25/49 (a)	350,000	335,114
Grupo Televisa S.A.B.
8.50%, 03/11/32	50,000	60,311
6.63%, 01/15/40	200,000	213,190
5.00%, 05/13/45 (a)	300,000	268,746
6.13%, 01/31/46 (a)	250,000	256,308
5.25%, 05/24/49 (a)	200,000	188,048
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	294,987
2.40%, 03/01/31 (a)	200,000	166,140
5.40%, 10/01/48 (a)	200,000	193,760
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	227,164
Magallanes, Inc.
3.64%, 03/15/25 (c)	500,000	484,305
3.76%, 03/15/27 (a)(c)	1,250,000	1,178,112
4.05%, 03/15/29 (a)(c)	450,000	418,819
4.28%, 03/15/32 (a)(c)	1,350,000	1,205,388
5.05%, 03/15/42 (a)(c)	1,275,000	1,067,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.14%, 03/15/52 (a)(c)	1,900,000	1,543,674
5.39%, 03/15/62 (a)(c)	800,000	647,592
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	772,744
3.85%, 08/15/32 (a)	875,000	820,251
4.45%, 08/15/52 (a)	700,000	617,085
4.65%, 08/15/62 (a)	425,000	377,039
NBCUniversal Media LLC
4.45%, 01/15/43	200,000	182,882
Netflix, Inc.
5.88%, 02/15/25	250,000	255,375
4.38%, 11/15/26	250,000	247,805
4.88%, 04/15/28	450,000	452,835
5.88%, 11/15/28	500,000	526,880
6.38%, 05/15/29	250,000	269,253
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	171,642
4.20%, 06/01/30 (a)	200,000	192,492
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	245,128
3.60%, 04/15/26 (a)	500,000	486,175
Orange S.A.
9.00%, 03/01/31	800,000	1,009,256
5.38%, 01/13/42	250,000	256,843
5.50%, 02/06/44 (a)	150,000	158,631
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	300,000	288,789
3.63%, 12/15/25 (a)	270,000	262,030
2.90%, 11/15/26 (a)	100,000	93,831
3.20%, 03/15/27 (a)(c)	400,000	376,408
3.80%, 03/15/32 (a)(c)	500,000	449,270
7.50%, 08/15/38	100,000	115,663
4.50%, 03/15/42 (a)(c)	250,000	214,665
4.50%, 03/15/43 (a)	200,000	170,280
5.45%, 10/01/43 (a)	250,000	236,863
5.00%, 03/15/44 (a)	350,000	316,298
4.30%, 02/15/48 (a)	150,000	119,817
4.35%, 05/01/49 (a)	300,000	243,309
3.70%, 11/15/49 (a)	300,000	220,554
4.55%, 03/15/52 (a)(c)	450,000	371,718
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	97,393
3.70%, 04/14/27 (a)	200,000	193,558
4.00%, 04/14/32 (a)	150,000	138,240
TCI Communications, Inc.
7.88%, 02/15/26	200,000	218,062
7.13%, 02/15/28	250,000	279,465
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	338,929
7.05%, 06/20/36	550,000	606,336
4.67%, 03/06/38	300,000	263,877
5.21%, 03/08/47	700,000	613,312
4.90%, 03/06/48	375,000	310,316
5.52%, 03/01/49 (a)	375,000	337,811
Telefonica Europe BV
8.25%, 09/15/30	350,000	409,867
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	141,086
3.70%, 09/15/27 (a)	150,000	145,464
3.40%, 05/13/32 (a)	300,000	263,727
4.60%, 11/16/48 (a)	200,000	179,290
4.30%, 06/15/49 (a)	175,000	148,706
Time Warner Cable LLC
6.55%, 05/01/37	300,000	295,374
7.30%, 07/01/38	450,000	468,922
6.75%, 06/15/39	425,000	420,308

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 11/15/40 (a)	350,000	317,583
5.50%, 09/01/41 (a)	450,000	389,142
4.50%, 09/15/42 (a)	375,000	289,732
Time Warner Entertainment Co. LP
8.38%, 07/15/33	300,000	342,024
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	826,625
1.50%, 02/15/26 (a)	350,000	320,407
2.25%, 02/15/26 (a)	500,000	466,670
2.63%, 04/15/26 (a)	125,000	117,114
3.75%, 04/15/27 (a)	1,200,000	1,154,268
4.75%, 02/01/28 (a)	400,000	395,976
2.05%, 02/15/28 (a)	600,000	533,358
4.95%, 03/15/28 (a)	300,000	302,997
2.63%, 02/15/29 (a)	225,000	198,889
2.40%, 03/15/29 (a)	200,000	174,950
3.38%, 04/15/29 (a)	800,000	729,776
3.88%, 04/15/30 (a)	2,150,000	2,020,183
2.55%, 02/15/31 (a)	750,000	635,902
2.88%, 02/15/31 (a)	200,000	172,598
3.50%, 04/15/31 (a)	800,000	719,664
2.25%, 11/15/31 (a)	250,000	204,765
2.70%, 03/15/32 (a)	250,000	210,743
5.20%, 01/15/33 (a)	250,000	254,653
5.05%, 07/15/33 (a)	350,000	351,893
4.38%, 04/15/40 (a)	600,000	537,762
3.00%, 02/15/41 (a)	600,000	444,828
4.50%, 04/15/50 (a)	925,000	806,295
3.30%, 02/15/51 (a)	800,000	569,744
3.40%, 10/15/52 (a)	800,000	577,248
5.65%, 01/15/53 (a)	400,000	410,388
3.60%, 11/15/60 (a)	500,000	357,250
5.80%, 09/15/62 (a)	200,000	207,296
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	193,592
3.00%, 02/13/26	350,000	338,044
1.85%, 07/30/26	400,000	370,264
7.00%, 03/01/32	200,000	233,494
4.38%, 08/16/41	150,000	139,857
4.13%, 12/01/41	200,000	180,818
4.13%, 06/01/44	350,000	316,302
3.00%, 07/30/46	150,000	110,208
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	358,000	351,617
3.38%, 02/15/25	350,000	343,301
0.85%, 11/20/25 (a)	400,000	364,592
1.45%, 03/20/26 (a)	550,000	506,517
2.63%, 08/15/26	425,000	402,254
4.13%, 03/16/27	700,000	694,820
3.00%, 03/22/27 (a)	250,000	237,710
2.10%, 03/22/28 (a)	850,000	757,664
4.33%, 09/21/28	1,250,000	1,234,725
3.88%, 02/08/29 (a)	325,000	314,372
4.02%, 12/03/29 (a)	1,107,000	1,060,716
3.15%, 03/22/30 (a)	500,000	456,210
1.50%, 09/18/30 (a)	300,000	242,610
1.68%, 10/30/30 (a)	418,000	337,614
7.75%, 12/01/30	150,000	176,523
1.75%, 01/20/31 (a)	700,000	564,697
2.55%, 03/21/31 (a)	1,200,000	1,023,000
2.36%, 03/15/32 (a)	1,340,000	1,100,676
4.50%, 08/10/33	500,000	483,515
4.40%, 11/01/34 (a)	550,000	522,923
4.27%, 01/15/36	650,000	606,183
5.25%, 03/16/37	400,000	412,504
4.81%, 03/15/39	400,000	383,488
2.65%, 11/20/40 (a)	900,000	643,563
3.40%, 03/22/41 (a)	1,100,000	876,425
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 11/01/41	50,000	48,122
3.85%, 11/01/42 (a)	306,000	255,773
6.55%, 09/15/43	200,000	227,602
4.13%, 08/15/46	300,000	256,923
4.86%, 08/21/46	650,000	619,632
4.52%, 09/15/48	400,000	362,144
4.00%, 03/22/50 (a)	350,000	291,389
2.88%, 11/20/50 (a)	800,000	535,072
3.55%, 03/22/51 (a)	1,300,000	995,046
3.88%, 03/01/52 (a)	250,000	202,820
5.01%, 08/21/54	275,000	265,922
4.67%, 03/15/55	225,000	205,218
2.99%, 10/30/56 (a)	1,000,000	651,500
3.00%, 11/20/60 (a)	650,000	418,405
3.70%, 03/22/61 (a)	1,000,000	749,140
ViacomCBS, Inc.
4.00%, 01/15/26 (a)	250,000	242,475
2.90%, 01/15/27 (a)	250,000	227,328
3.38%, 02/15/28 (a)	150,000	135,989
3.70%, 06/01/28 (a)	150,000	136,284
4.20%, 06/01/29 (a)	189,000	173,644
7.88%, 07/30/30	100,000	110,713
4.95%, 01/15/31 (a)	250,000	230,695
4.20%, 05/19/32 (a)	325,000	279,480
5.50%, 05/15/33	100,000	94,604
6.88%, 04/30/36	325,000	332,998
5.90%, 10/15/40 (a)	100,000	88,948
4.85%, 07/01/42 (a)	175,000	134,479
4.38%, 03/15/43	450,000	320,134
5.85%, 09/01/43 (a)	300,000	260,010
5.25%, 04/01/44 (a)	150,000	119,109
4.90%, 08/15/44 (a)	300,000	227,757
4.60%, 01/15/45 (a)	125,000	91,625
4.95%, 05/19/50 (a)	325,000	243,552
Vodafone Group PLC
4.13%, 05/30/25	450,000	445,099
4.38%, 05/30/28	300,000	301,245
7.88%, 02/15/30	200,000	233,770
6.25%, 11/30/32	100,000	109,003
6.15%, 02/27/37	430,000	461,996
5.00%, 05/30/38	250,000	243,305
4.38%, 02/19/43	450,000	382,941
5.25%, 05/30/48	500,000	483,175
4.88%, 06/19/49	525,000	475,403
4.25%, 09/17/50	475,000	388,683
5.13%, 06/19/59	175,000	160,062
5.75%, 02/10/63 (a)	100,000	99,257
Walt Disney Co.
1.75%, 08/30/24 (a)	350,000	336,931
3.70%, 09/15/24 (a)	150,000	148,217
3.35%, 03/24/25	500,000	491,325
3.70%, 10/15/25 (a)	250,000	246,020
1.75%, 01/13/26	500,000	468,855
3.38%, 11/15/26 (a)	200,000	193,974
3.70%, 03/23/27	200,000	196,260
2.20%, 01/13/28	350,000	321,618
2.00%, 09/01/29 (a)	375,000	325,354
3.80%, 03/22/30	200,000	192,930
2.65%, 01/13/31	800,000	707,192
6.20%, 12/15/34	200,000	227,326
6.40%, 12/15/35	250,000	288,662
6.15%, 03/01/37	100,000	111,498
6.65%, 11/15/37	350,000	416,230
4.63%, 03/23/40 (a)	250,000	244,623
3.50%, 05/13/40 (a)	550,000	467,753
6.15%, 02/15/41	175,000	197,414
4.75%, 09/15/44 (a)	190,000	185,512
4.95%, 10/15/45 (a)	135,000	133,176

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 12/01/45	100,000	132,848
4.75%, 11/15/46 (a)	125,000	121,184
2.75%, 09/01/49 (a)	450,000	313,083
4.70%, 03/23/50 (a)	550,000	538,466
3.60%, 01/13/51 (a)	800,000	649,888
3.80%, 05/13/60 (a)	475,000	391,082
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,860
3.38%, 07/08/30 (a)	250,000	204,333
WPP Finance 2010
3.75%, 09/19/24	250,000	243,895
		147,682,106
Consumer Cyclical 1.7%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	86,453
3.90%, 04/15/30 (a)	150,000	136,569
3.50%, 03/15/32 (a)	100,000	85,216
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	550,000	538,048
3.40%, 12/06/27 (a)	850,000	801,635
2.13%, 02/09/31 (a)(e)	450,000	372,739
4.50%, 11/28/34 (a)	200,000	188,996
4.00%, 12/06/37 (a)	300,000	256,677
2.70%, 02/09/41 (a)	250,000	167,908
4.20%, 12/06/47 (a)	350,000	278,981
3.15%, 02/09/51 (a)	400,000	262,592
4.40%, 12/06/57 (a)	300,000	239,466
3.25%, 02/09/61 (a)	300,000	188,748
Amazon.com, Inc.
2.73%, 04/13/24	400,000	392,188
0.45%, 05/12/24	700,000	671,062
2.80%, 08/22/24 (a)	500,000	489,300
4.70%, 11/29/24	250,000	251,835
3.80%, 12/05/24 (a)	450,000	446,508
3.00%, 04/13/25	400,000	390,216
0.80%, 06/03/25 (a)	250,000	232,675
4.60%, 12/01/25	350,000	353,097
5.20%, 12/03/25 (a)	200,000	204,112
1.00%, 05/12/26 (a)	825,000	748,184
3.30%, 04/13/27 (a)	600,000	580,770
1.20%, 06/03/27 (a)	100,000	88,818
3.15%, 08/22/27 (a)	1,050,000	1,008,514
4.55%, 12/01/27 (a)	500,000	507,765
1.65%, 05/12/28 (a)	700,000	620,599
3.45%, 04/13/29 (a)	400,000	385,148
4.65%, 12/01/29 (a)	625,000	638,856
1.50%, 06/03/30 (a)	700,000	582,904
2.10%, 05/12/31 (a)	700,000	598,717
3.60%, 04/13/32 (a)	700,000	664,279
4.70%, 12/01/32 (a)	625,000	641,431
4.80%, 12/05/34 (a)	300,000	312,696
3.88%, 08/22/37 (a)	875,000	817,031
2.88%, 05/12/41 (a)	650,000	512,330
4.95%, 12/05/44 (a)	400,000	413,028
4.05%, 08/22/47 (a)	1,050,000	956,539
2.50%, 06/03/50 (a)	600,000	407,460
3.10%, 05/12/51 (a)	900,000	682,884
3.95%, 04/13/52 (a)	700,000	622,006
4.25%, 08/22/57 (a)	500,000	456,865
2.70%, 06/03/60 (a)	600,000	394,410
3.25%, 05/12/61 (a)	550,000	406,142
4.10%, 04/13/62 (a)	325,000	286,370
American Honda Finance Corp.
2.40%, 06/27/24	500,000	485,465
0.55%, 07/12/24	300,000	284,490
2.15%, 09/10/24	200,000	192,888
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.50%, 01/13/25	300,000	284,133
1.20%, 07/08/25	400,000	371,012
1.00%, 09/10/25	200,000	183,614
1.30%, 09/09/26	300,000	269,616
2.30%, 09/09/26	250,000	232,857
3.50%, 02/15/28	200,000	191,898
2.25%, 01/12/29	350,000	309,452
1.80%, 01/13/31	250,000	206,400
Aptiv PLC
2.40%, 02/18/25 (a)	200,000	190,468
4.35%, 03/15/29 (a)	100,000	96,697
3.25%, 03/01/32 (a)	250,000	218,133
4.40%, 10/01/46 (a)	75,000	59,909
5.40%, 03/15/49 (a)	125,000	111,025
3.10%, 12/01/51 (a)	350,000	222,324
4.15%, 05/01/52 (a)	300,000	235,713
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,818
3.80%, 11/15/27 (a)	350,000	323,837
4.75%, 06/01/30 (a)	300,000	283,584
2.40%, 08/01/31 (a)	150,000	115,644
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	48,928
3.25%, 04/15/25 (a)	200,000	193,798
3.63%, 04/15/25 (a)	100,000	97,536
3.13%, 04/21/26 (a)	50,000	47,880
3.75%, 06/01/27 (a)	200,000	193,764
3.75%, 04/18/29 (a)	200,000	188,652
4.00%, 04/15/30 (a)	250,000	237,840
1.65%, 01/15/31 (a)	150,000	119,652
4.75%, 08/01/32 (a)	225,000	222,597
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	197,936
1.95%, 10/01/30 (a)	200,000	163,174
Block Financial LLC
5.25%, 10/01/25 (a)	175,000	174,508
3.88%, 08/15/30 (a)	250,000	217,373
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	375,000	366,075
3.55%, 03/15/28 (a)	150,000	144,147
4.63%, 04/13/30 (a)	500,000	500,390
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	391,395
4.38%, 03/15/45 (a)	170,000	139,327
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	148,040
2.50%, 04/01/31 (a)	175,000	139,025
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	90,085
3.70%, 01/15/31 (a)	150,000	133,164
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	294,153
3.00%, 05/18/27 (a)	450,000	434,290
1.60%, 04/20/30 (a)	400,000	339,772
1.75%, 04/20/32 (a)	600,000	493,542
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,252
1.50%, 09/01/30 (a)	250,000	204,920
4.88%, 10/01/43 (a)	100,000	97,688
2.60%, 09/01/50 (a)	200,000	131,016
Daimler Finance North America LLC
8.50%, 01/18/31	450,000	571,122
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	150,720
4.55%, 02/15/48 (a)	100,000	86,072

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	185,072
4.10%, 01/15/52 (a)	250,000	177,100
Dollar General Corp.
4.25%, 09/20/24	200,000	197,958
4.15%, 11/01/25 (a)	89,000	87,782
3.88%, 04/15/27 (a)	150,000	146,774
4.63%, 11/01/27 (a)	200,000	199,732
4.13%, 05/01/28 (a)	150,000	146,315
3.50%, 04/03/30 (a)	300,000	276,228
5.00%, 11/01/32 (a)	200,000	200,522
4.13%, 04/03/50 (a)	300,000	244,578
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	245,485
4.20%, 05/15/28 (a)	325,000	316,797
2.65%, 12/01/31 (a)	250,000	209,243
3.38%, 12/01/51 (a)	150,000	106,064
DR Horton, Inc.
2.50%, 10/15/24 (a)	150,000	144,597
2.60%, 10/15/25 (a)	210,000	197,033
1.40%, 10/15/27 (a)	225,000	194,207
eBay, Inc.
3.45%, 08/01/24 (a)	300,000	294,141
1.90%, 03/11/25 (a)	150,000	141,926
1.40%, 05/10/26 (a)	200,000	181,776
3.60%, 06/05/27 (a)	350,000	335,398
2.70%, 03/11/30 (a)	200,000	175,372
2.60%, 05/10/31 (a)	250,000	213,230
6.30%, 11/22/32 (a)	300,000	326,175
4.00%, 07/15/42 (a)	150,000	123,996
3.65%, 05/10/51 (a)	250,000	187,935
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	99,779
4.63%, 08/01/27 (a)	225,000	221,477
3.80%, 02/15/28 (a)	300,000	284,640
3.25%, 02/15/30 (a)	425,000	369,652
2.95%, 03/15/31 (a)	100,000	83,442
Ford Foundation
2.42%, 06/01/50 (a)	250,000	166,473
2.82%, 06/01/70 (a)	100,000	62,592
General Motors Co.
4.00%, 04/01/25	150,000	146,496
6.13%, 10/01/25 (a)	700,000	712,705
4.20%, 10/01/27 (a)	250,000	240,005
6.80%, 10/01/27 (a)	450,000	476,167
5.00%, 10/01/28 (a)	250,000	246,787
5.40%, 10/15/29 (a)	200,000	198,704
5.60%, 10/15/32 (a)	350,000	342,412
5.00%, 04/01/35	200,000	184,066
6.60%, 04/01/36 (a)	500,000	516,125
5.15%, 04/01/38 (a)	250,000	225,983
6.25%, 10/02/43	400,000	385,820
5.20%, 04/01/45	400,000	337,380
6.75%, 04/01/46 (a)	250,000	254,487
5.40%, 04/01/48 (a)	200,000	173,010
5.95%, 04/01/49 (a)	100,000	93,878
General Motors Financial Co., Inc.
3.95%, 04/13/24 (a)	250,000	246,060
1.20%, 10/15/24	200,000	187,680
3.50%, 11/07/24 (a)	250,000	243,700
4.00%, 01/15/25 (a)	250,000	244,055
2.90%, 02/26/25 (a)	500,000	478,465
3.80%, 04/07/25	350,000	340,329
4.35%, 04/09/25 (a)	61,000	59,801
2.75%, 06/20/25 (a)	250,000	237,102
6.05%, 10/10/25	375,000	381,506
1.25%, 01/08/26 (a)	425,000	383,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/01/26 (a)	400,000	400,304
1.50%, 06/10/26 (a)	350,000	311,986
4.00%, 10/06/26 (a)	300,000	287,232
4.35%, 01/17/27 (a)	500,000	485,020
2.35%, 02/26/27 (a)	250,000	223,863
5.00%, 04/09/27 (a)	400,000	395,952
2.70%, 08/20/27 (a)	500,000	447,825
3.85%, 01/05/28 (a)	200,000	187,576
2.40%, 04/10/28 (a)	300,000	262,176
2.40%, 10/15/28 (a)	300,000	257,091
5.65%, 01/17/29 (a)	150,000	152,081
3.60%, 06/21/30 (a)	500,000	437,680
2.35%, 01/08/31 (a)	100,000	79,191
2.70%, 06/10/31 (a)	450,000	361,336
3.10%, 01/12/32 (a)	500,000	408,545
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	99,601
2.75%, 02/01/32 (a)	250,000	208,245
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	150,000	143,208
5.25%, 06/01/25 (a)	300,000	294,297
5.38%, 04/15/26 (a)	350,000	341,285
5.75%, 06/01/28 (a)	150,000	146,463
5.30%, 01/15/29 (a)	225,000	214,567
4.00%, 01/15/30 (a)	225,000	199,744
4.00%, 01/15/31 (a)	250,000	218,453
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,564
4.63%, 07/28/45 (a)	100,000	79,824
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	196,966
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	294,054
3.00%, 04/01/26 (a)	550,000	533,995
2.13%, 09/15/26 (a)	300,000	282,036
2.50%, 04/15/27 (a)	200,000	187,970
2.80%, 09/14/27 (a)	150,000	142,466
0.90%, 03/15/28 (a)	275,000	234,954
1.50%, 09/15/28 (a)	250,000	218,368
3.90%, 12/06/28 (a)	450,000	443,605
2.95%, 06/15/29 (a)	650,000	602,095
2.70%, 04/15/30 (a)	550,000	497,343
1.38%, 03/15/31 (a)	275,000	220,514
1.88%, 09/15/31 (a)	250,000	207,370
3.25%, 04/15/32 (a)	400,000	365,364
4.50%, 09/15/32 (a)	200,000	201,534
5.88%, 12/16/36	800,000	894,128
3.30%, 04/15/40 (a)	355,000	295,800
5.40%, 09/15/40 (a)	191,000	201,505
5.95%, 04/01/41 (a)	200,000	224,828
4.20%, 04/01/43 (a)	250,000	227,065
4.88%, 02/15/44 (a)	350,000	347,084
4.40%, 03/15/45 (a)	300,000	279,180
4.25%, 04/01/46 (a)	400,000	363,600
3.90%, 06/15/47 (a)	350,000	301,654
4.50%, 12/06/48 (a)	350,000	330,120
3.13%, 12/15/49 (a)	400,000	297,016
3.35%, 04/15/50 (a)	600,000	465,684
2.38%, 03/15/51 (a)	400,000	252,692
2.75%, 09/15/51 (a)	250,000	171,793
3.63%, 04/15/52 (a)	400,000	322,476
4.95%, 09/15/52 (a)	300,000	300,534
3.50%, 09/15/56 (a)	297,000	232,192
Honda Motor Co., Ltd.
2.53%, 03/10/27 (a)	200,000	187,680
2.97%, 03/10/32 (a)	225,000	202,644

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hyatt Hotels Corp.
5.63%, 04/23/25 (a)	200,000	199,034
4.85%, 03/15/26 (a)	150,000	149,720
4.38%, 09/15/28 (a)	200,000	192,394
6.00%, 04/23/30 (a)	150,000	153,024
JD.com, Inc.
3.88%, 04/29/26	200,000	194,228
3.38%, 01/14/30 (a)	200,000	181,672
4.13%, 01/14/50 (a)	100,000	77,999
Lear Corp.
3.80%, 09/15/27 (a)	150,000	142,694
4.25%, 05/15/29 (a)	225,000	213,113
2.60%, 01/15/32 (a)	100,000	78,411
5.25%, 05/15/49 (a)	250,000	223,493
Lennar Corp.
4.50%, 04/30/24 (a)	150,000	148,221
5.88%, 11/15/24 (a)	150,000	150,809
4.75%, 05/30/25 (a)	200,000	197,374
5.00%, 06/15/27 (a)	100,000	100,321
4.75%, 11/29/27 (a)	250,000	247,392
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	200,000	195,574
4.00%, 04/15/25 (a)	200,000	197,410
3.38%, 09/15/25 (a)	400,000	387,960
2.50%, 04/15/26 (a)	450,000	424,494
3.10%, 05/03/27 (a)	460,000	437,340
1.30%, 04/15/28 (a)	250,000	215,070
6.50%, 03/15/29	451,000	499,753
3.65%, 04/05/29 (a)	572,000	541,695
4.50%, 04/15/30 (a)	400,000	395,748
1.70%, 10/15/30 (a)	400,000	324,604
2.63%, 04/01/31 (a)	500,000	427,655
3.75%, 04/01/32 (a)	500,000	460,415
5.00%, 04/15/33 (a)	325,000	325,185
5.00%, 04/15/40 (a)	300,000	286,140
4.65%, 04/15/42 (a)	150,000	134,414
4.38%, 09/15/45 (a)	250,000	211,658
3.70%, 04/15/46 (a)	550,000	420,920
4.05%, 05/03/47 (a)	450,000	365,571
4.55%, 04/05/49 (a)	300,000	258,711
5.13%, 04/15/50 (a)	250,000	237,525
3.00%, 10/15/50 (a)	200,000	133,032
4.25%, 04/01/52 (a)	300,000	247,188
5.63%, 04/15/53 (a)	300,000	301,902
4.45%, 04/01/62 (a)	375,000	307,440
5.80%, 09/15/62 (a)	300,000	302,568
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	245,745
4.15%, 10/01/25 (a)	250,000	245,140
2.45%, 06/15/30 (a)	125,000	106,419
Marriott International, Inc.
3.60%, 04/15/24 (a)	200,000	196,630
3.75%, 03/15/25 (a)	150,000	146,609
5.75%, 05/01/25 (a)	250,000	253,707
3.75%, 10/01/25 (a)	150,000	145,929
3.13%, 06/15/26 (a)	300,000	283,464
4.65%, 12/01/28 (a)	150,000	149,078
4.63%, 06/15/30 (a)	300,000	291,348
2.85%, 04/15/31 (a)	200,000	170,544
3.50%, 10/15/32 (a)	475,000	416,822
McDonald's Corp.
3.25%, 06/10/24	150,000	147,798
3.38%, 05/26/25 (a)	200,000	195,448
3.30%, 07/01/25 (a)	200,000	196,156
3.70%, 01/30/26 (a)	500,000	491,700
3.50%, 03/01/27 (a)	250,000	243,042
3.50%, 07/01/27 (a)	300,000	291,267
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 04/01/28 (a)	350,000	344,046
2.63%, 09/01/29 (a)	300,000	272,736
2.13%, 03/01/30 (a)	250,000	216,430
3.60%, 07/01/30 (a)	350,000	332,549
4.60%, 09/09/32 (a)	200,000	202,424
4.70%, 12/09/35 (a)	300,000	300,168
6.30%, 10/15/37	180,000	205,506
6.30%, 03/01/38	250,000	285,337
5.70%, 02/01/39	83,000	88,030
3.70%, 02/15/42	100,000	83,014
3.63%, 05/01/43	200,000	164,114
4.88%, 12/09/45 (a)	525,000	509,728
4.45%, 03/01/47 (a)	325,000	298,132
4.45%, 09/01/48 (a)	250,000	231,750
3.63%, 09/01/49 (a)	475,000	381,373
4.20%, 04/01/50 (a)	150,000	132,426
5.15%, 09/09/52 (a)	250,000	254,810
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	200,000	173,164
2.50%, 01/15/31 (a)	100,000	78,125
6.00%, 01/15/43 (a)	50,000	43,451
3.97%, 08/06/61 (a)	100,000	60,593
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	291,447
2.38%, 11/01/26 (a)	300,000	282,543
2.75%, 03/27/27 (a)	250,000	238,087
2.85%, 03/27/30 (a)	450,000	414,229
3.25%, 03/27/40 (a)	350,000	297,164
3.63%, 05/01/43 (a)	100,000	86,549
3.88%, 11/01/45 (a)	325,000	294,287
3.38%, 11/01/46 (a)	150,000	123,276
3.38%, 03/27/50 (a)	375,000	309,956
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	220,488
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	194,936
3.60%, 09/01/27 (a)	250,000	241,682
4.35%, 06/01/28 (a)	209,000	207,169
3.90%, 06/01/29 (a)	250,000	239,440
1.75%, 03/15/31 (a)	250,000	201,073
PACCAR Financial Corp.
0.50%, 08/09/24	250,000	236,110
2.15%, 08/15/24	50,000	48,391
0.90%, 11/08/24	150,000	141,752
1.80%, 02/06/25	300,000	285,438
3.55%, 08/11/25	175,000	171,600
4.95%, 10/03/25	50,000	50,513
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	151,166
5.00%, 01/15/27 (a)	150,000	149,448
7.88%, 06/15/32	25,000	28,950
6.38%, 05/15/33	150,000	158,630
6.00%, 02/15/35	100,000	102,906
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	146,937
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	98,123
2.95%, 06/15/30 (a)	200,000	180,488
Rockefeller Foundation
2.49%, 10/01/50 (a)	200,000	132,628
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	199,662
0.88%, 04/15/26 (a)	150,000	134,001
1.88%, 04/15/31 (a)	150,000	121,245

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	345,296
4.75%, 02/15/26	250,000	251,722
2.00%, 03/12/27 (a)	200,000	182,162
3.50%, 03/01/28 (a)	250,000	240,830
4.00%, 11/15/28 (a)	250,000	244,497
3.55%, 08/15/29 (a)	300,000	286,686
2.25%, 03/12/30 (a)	200,000	172,262
2.55%, 11/15/30 (a)	375,000	326,359
3.00%, 02/14/32 (a)	150,000	133,052
4.80%, 02/15/33 (a)	150,000	151,395
4.30%, 06/15/45 (a)	50,000	44,790
3.75%, 12/01/47 (a)	150,000	120,902
4.50%, 11/15/48 (a)	250,000	227,217
4.45%, 08/15/49 (a)	325,000	293,273
3.35%, 03/12/50 (a)	200,000	149,074
3.50%, 11/15/50 (a)	300,000	233,118
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	98,433
4.13%, 07/15/27 (a)	150,000	144,363
3.05%, 03/15/32 (a)	100,000	81,332
Target Corp.
3.50%, 07/01/24	500,000	493,945
2.25%, 04/15/25 (a)	500,000	480,840
2.50%, 04/15/26	400,000	384,740
3.38%, 04/15/29 (a)	325,000	311,837
2.35%, 02/15/30 (a)	250,000	220,163
2.65%, 09/15/30 (a)	250,000	221,773
4.50%, 09/15/32 (a)	300,000	300,978
6.50%, 10/15/37	200,000	235,004
7.00%, 01/15/38	100,000	123,054
4.00%, 07/01/42	450,000	412,312
3.63%, 04/15/46	125,000	104,786
3.90%, 11/15/47 (a)	200,000	173,002
2.95%, 01/15/52 (a)	250,000	181,755
4.80%, 01/15/53 (a)	200,000	196,698
The California Endowment
2.50%, 04/01/51 (a)	200,000	133,996
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	376,796
1.15%, 05/15/28 (a)	100,000	86,943
3.88%, 04/15/30 (a)	150,000	144,960
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	100,000	99,370
4.88%, 03/15/27 (a)	150,000	146,652
3.80%, 11/01/29 (a)	250,000	225,513
Toyota Motor Corp.
2.36%, 07/02/24	150,000	145,836
1.34%, 03/25/26 (a)	300,000	274,263
3.67%, 07/20/28	250,000	243,705
2.76%, 07/02/29	150,000	137,004
Toyota Motor Credit Corp.
2.90%, 04/17/24	250,000	244,807
0.50%, 06/18/24	250,000	237,947
4.40%, 09/20/24	300,000	299,565
4.80%, 01/10/25	350,000	352,495
1.45%, 01/13/25	150,000	142,092
1.80%, 02/13/25	400,000	381,240
3.00%, 04/01/25	550,000	532,939
3.95%, 06/30/25	400,000	395,152
0.80%, 10/16/25	400,000	364,832
0.80%, 01/09/26	300,000	272,229
1.13%, 06/18/26	250,000	225,643
3.20%, 01/11/27	450,000	431,500
3.05%, 03/22/27	550,000	522,533
1.15%, 08/13/27	400,000	349,164
4.55%, 09/20/27	300,000	301,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 11/10/27	125,000	129,895
3.05%, 01/11/28	250,000	236,227
4.63%, 01/12/28	300,000	303,888
3.65%, 01/08/29	400,000	385,804
2.15%, 02/13/30	250,000	220,310
3.38%, 04/01/30	600,000	565,290
1.65%, 01/10/31	300,000	246,234
1.90%, 09/12/31	150,000	123,849
Tractor Supply Co.
1.75%, 11/01/30 (a)	250,000	199,010
VF Corp.
2.40%, 04/23/25 (a)	225,000	212,344
2.80%, 04/23/27 (a)	150,000	139,454
2.95%, 04/23/30 (a)	400,000	336,996
VICI Properties LP
4.75%, 02/15/28 (a)	350,000	336,497
4.95%, 02/15/30 (a)	400,000	379,460
5.13%, 05/15/32 (a)	450,000	426,586
5.63%, 05/15/52 (a)	200,000	180,324
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	400,000	392,808
3.45%, 06/01/26 (a)	400,000	382,224
3.20%, 04/15/30 (a)	150,000	131,937
4.50%, 11/18/34 (a)	100,000	91,197
4.65%, 06/01/46 (a)	175,000	143,932
4.10%, 04/15/50 (a)	325,000	243,695
Walmart, Inc.
3.30%, 04/22/24 (a)	450,000	446,814
2.85%, 07/08/24 (a)	300,000	293,997
2.65%, 12/15/24 (a)	200,000	194,674
3.55%, 06/26/25 (a)	300,000	297,606
3.90%, 09/09/25	500,000	499,220
3.05%, 07/08/26 (a)	100,000	97,007
1.05%, 09/17/26 (a)	100,000	90,201
5.88%, 04/05/27	50,000	53,488
3.70%, 06/26/28 (a)	750,000	743,542
1.50%, 09/22/28 (a)	200,000	175,634
3.25%, 07/08/29 (a)	350,000	334,351
2.38%, 09/24/29 (a)	250,000	224,510
1.80%, 09/22/31 (a)	600,000	507,924
4.15%, 09/09/32 (a)	400,000	403,692
5.25%, 09/01/35	600,000	660,534
6.50%, 08/15/37	100,000	122,483
6.20%, 04/15/38	150,000	178,398
3.95%, 06/28/38 (a)	300,000	287,163
5.63%, 04/01/40	100,000	111,868
5.00%, 10/25/40	150,000	157,550
5.63%, 04/15/41	150,000	170,726
2.50%, 09/22/41 (a)	450,000	342,018
4.00%, 04/11/43 (a)	225,000	207,961
4.30%, 04/22/44 (a)	200,000	195,922
3.63%, 12/15/47 (a)	150,000	129,515
4.05%, 06/29/48 (a)	650,000	606,664
2.95%, 09/24/49 (a)	350,000	266,931
2.65%, 09/22/51 (a)	250,000	181,218
		117,746,264
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	99,206
3.75%, 11/30/26 (a)	808,000	802,417
1.15%, 01/30/28 (a)	350,000	306,649
1.40%, 06/30/30 (a)	100,000	83,556
4.75%, 11/30/36 (a)	500,000	519,935
6.00%, 04/01/39	160,000	182,371
5.30%, 05/27/40	200,000	215,422

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/15/43 (a)	200,000	202,884
4.90%, 11/30/46 (a)	850,000	875,976
AbbVie, Inc.
3.85%, 06/15/24 (a)	300,000	296,463
2.60%, 11/21/24 (a)	1,050,000	1,013,418
3.80%, 03/15/25 (a)	500,000	492,025
3.60%, 05/14/25 (a)	1,100,000	1,079,254
3.20%, 05/14/26 (a)	550,000	531,036
2.95%, 11/21/26 (a)	1,100,000	1,047,101
4.25%, 11/14/28 (a)	590,000	587,079
3.20%, 11/21/29 (a)	1,500,000	1,392,900
4.55%, 03/15/35 (a)	550,000	538,510
4.50%, 05/14/35 (a)	825,000	800,258
4.30%, 05/14/36 (a)	375,000	352,920
4.05%, 11/21/39 (a)	1,050,000	938,626
4.63%, 10/01/42 (a)	150,000	139,058
4.40%, 11/06/42	750,000	685,395
4.85%, 06/15/44 (a)	200,000	191,254
4.75%, 03/15/45 (a)	218,000	206,285
4.70%, 05/14/45 (a)	875,000	822,535
4.45%, 05/14/46 (a)	250,000	226,687
4.88%, 11/14/48 (a)	619,000	596,419
4.25%, 11/21/49 (a)	1,550,000	1,369,316
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	100,000	68,591
Adventist Health System
2.95%, 03/01/29 (a)	200,000	178,264
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	96,648
2.21%, 06/15/30 (a)	150,000	127,269
4.27%, 08/15/48 (a)	89,000	79,664
3.39%, 10/15/49 (a)	200,000	153,618
3.01%, 06/15/50 (a)	50,000	36,771
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	314,461
2.30%, 03/12/31 (a)	250,000	209,675
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	163,182
AHS Hospital Corp.
5.02%, 07/01/45	150,000	148,997
2.78%, 07/01/51 (a)	125,000	83,515
Allina Health System
3.89%, 04/15/49	125,000	103,228
2.90%, 11/15/51 (a)	75,000	49,526
Altria Group, Inc.
2.35%, 05/06/25 (a)	250,000	237,560
4.40%, 02/14/26 (a)	250,000	248,050
2.63%, 09/16/26 (a)	150,000	140,879
4.80%, 02/14/29 (a)	560,000	557,088
3.40%, 05/06/30 (a)	200,000	178,072
2.45%, 02/04/32 (a)	500,000	394,045
5.80%, 02/14/39 (a)	450,000	440,491
3.40%, 02/04/41 (a)	300,000	212,610
4.25%, 08/09/42	350,000	274,228
4.50%, 05/02/43	150,000	120,282
5.38%, 01/31/44	600,000	549,324
3.88%, 09/16/46 (a)	500,000	359,835
5.95%, 02/14/49 (a)	650,000	616,850
4.45%, 05/06/50 (a)	200,000	148,116
3.70%, 02/04/51 (a)	400,000	269,844
4.00%, 02/04/61 (a)	200,000	141,338
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	150,000	147,345
3.45%, 12/15/27 (a)	300,000	285,723
2.80%, 05/15/30 (a)	200,000	175,902
2.70%, 03/15/31 (a)	350,000	300,475
4.30%, 12/15/47 (a)	150,000	130,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amgen, Inc.
3.63%, 05/22/24 (a)	450,000	443,754
1.90%, 02/21/25 (a)	150,000	142,800
5.25%, 03/02/25	750,000	758,505
3.13%, 05/01/25 (a)	250,000	242,797
2.60%, 08/19/26 (a)	400,000	376,868
2.20%, 02/21/27 (a)	450,000	414,751
3.20%, 11/02/27 (a)	300,000	284,466
5.15%, 03/02/28 (a)	1,000,000	1,021,790
1.65%, 08/15/28 (a)	200,000	173,876
3.00%, 02/22/29 (a)	250,000	230,082
4.05%, 08/18/29 (a)	400,000	386,780
2.45%, 02/21/30 (a)	400,000	348,924
5.25%, 03/02/30 (a)	750,000	766,657
2.30%, 02/25/31 (a)	425,000	358,016
2.00%, 01/15/32 (a)	400,000	326,040
3.35%, 02/22/32 (a)	250,000	225,665
4.20%, 03/01/33 (a)	225,000	215,829
5.25%, 03/02/33 (a)	1,250,000	1,284,662
6.38%, 06/01/37	50,000	55,811
6.40%, 02/01/39	50,000	55,099
3.15%, 02/21/40 (a)	500,000	392,645
5.75%, 03/15/40	100,000	103,899
2.80%, 08/15/41 (a)	450,000	330,241
4.95%, 10/01/41	225,000	215,194
5.15%, 11/15/41 (a)	276,000	269,343
5.65%, 06/15/42 (a)	125,000	129,765
5.60%, 03/02/43 (a)	750,000	774,315
4.40%, 05/01/45 (a)	700,000	618,219
4.56%, 06/15/48 (a)	400,000	362,696
3.38%, 02/21/50 (a)	700,000	525,000
4.66%, 06/15/51 (a)	900,000	821,043
3.00%, 01/15/52 (a)	200,000	137,734
4.20%, 02/22/52 (a)	250,000	212,660
4.88%, 03/01/53 (a)	300,000	281,619
5.65%, 03/02/53 (a)	1,000,000	1,041,530
2.77%, 09/01/53 (a)	322,000	206,499
4.40%, 02/22/62 (a)	350,000	296,016
5.75%, 03/02/63 (a)	1,000,000	1,038,600
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	900,000	883,566
4.70%, 02/01/36 (a)	1,525,000	1,517,741
4.90%, 02/01/46 (a)	2,700,000	2,642,031
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	185,566
4.63%, 02/01/44	400,000	379,736
4.90%, 02/01/46 (a)	475,000	465,120
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	739,560
4.75%, 01/23/29 (a)	1,100,000	1,124,079
3.50%, 06/01/30 (a)	500,000	471,870
4.90%, 01/23/31 (a)	250,000	259,160
4.38%, 04/15/38 (a)	125,000	118,740
8.20%, 01/15/39	350,000	457,611
5.45%, 01/23/39 (a)	600,000	630,672
8.00%, 11/15/39	125,000	161,868
4.35%, 06/01/40 (a)	400,000	373,592
4.95%, 01/15/42	490,000	485,502
4.60%, 04/15/48 (a)	750,000	710,955
4.44%, 10/06/48 (a)	350,000	323,228
5.55%, 01/23/49 (a)	1,175,000	1,270,151
4.50%, 06/01/50 (a)	450,000	421,335
4.75%, 04/15/58 (a)	300,000	284,667
5.80%, 01/23/59 (a)	600,000	661,872
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	472,590
3.25%, 03/27/30 (a)	450,000	420,246
5.38%, 09/15/35	200,000	214,422

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/15/47 (a)	175,000	149,737
4.50%, 03/15/49 (a)	250,000	238,047
2.70%, 09/15/51 (a)	200,000	138,598
Ascension Health
2.53%, 11/15/29 (a)	270,000	237,989
3.11%, 11/15/39 (a)	150,000	121,385
3.95%, 11/15/46	325,000	283,364
4.85%, 11/15/53	150,000	150,758
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	500,000	478,220
1.20%, 05/28/26 (a)	350,000	318,811
4.88%, 03/03/28 (a)	300,000	308,868
1.75%, 05/28/28 (a)	350,000	310,961
2.25%, 05/28/31 (a)	100,000	86,057
AstraZeneca PLC
3.38%, 11/16/25	650,000	638,033
0.70%, 04/08/26 (a)	225,000	202,750
3.13%, 06/12/27 (a)	50,000	47,779
4.00%, 01/17/29 (a)	200,000	197,396
1.38%, 08/06/30 (a)	600,000	490,026
6.45%, 09/15/37	700,000	826,392
4.00%, 09/18/42	350,000	318,811
4.38%, 11/16/45	250,000	240,705
4.38%, 08/17/48 (a)	250,000	238,030
2.13%, 08/06/50 (a)	200,000	126,832
3.00%, 05/28/51 (a)	250,000	190,500
Banner Health
2.34%, 01/01/30 (a)	100,000	86,653
1.90%, 01/01/31 (a)	100,000	82,845
3.18%, 01/01/50 (a)	100,000	74,036
2.91%, 01/01/51 (a)	100,000	69,465
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	31,536
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	114,993
BAT Capital Corp.
3.22%, 08/15/24 (a)	750,000	728,887
2.79%, 09/06/24 (a)	300,000	289,446
3.22%, 09/06/26 (a)	350,000	330,211
4.70%, 04/02/27 (a)	250,000	245,552
3.56%, 08/15/27 (a)	1,000,000	930,940
2.26%, 03/25/28 (a)	200,000	171,986
3.46%, 09/06/29 (a)	200,000	176,806
4.91%, 04/02/30 (a)	300,000	289,935
2.73%, 03/25/31 (a)	250,000	202,953
7.75%, 10/19/32 (a)	250,000	277,555
4.39%, 08/15/37 (a)	700,000	572,187
3.73%, 09/25/40 (a)	250,000	178,960
4.54%, 08/15/47 (a)	600,000	446,496
4.76%, 09/06/49 (a)	300,000	230,457
5.28%, 04/02/50 (a)	100,000	82,297
3.98%, 09/25/50 (a)	400,000	273,312
5.65%, 03/16/52 (a)	250,000	220,025
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	318,822
4.45%, 03/16/28 (a)	300,000	285,378
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	195,958
5.25%, 06/23/45 (a)	173,000	170,787
Baxter International, Inc.
1.32%, 11/29/24	450,000	423,589
2.60%, 08/15/26 (a)	200,000	186,688
1.92%, 02/01/27 (a)	500,000	448,175
3.95%, 04/01/30 (a)	100,000	93,187
1.73%, 04/01/31 (a)	400,000	313,100
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.54%, 02/01/32 (a)	450,000	367,164
3.50%, 08/15/46 (a)	150,000	107,015
3.13%, 12/01/51 (a)	150,000	97,434
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	129,561
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	81,542
4.19%, 11/15/45 (a)	150,000	132,768
3.97%, 11/15/46 (a)	50,000	42,879
2.84%, 11/15/50 (a)	325,000	222,807
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	487,000	477,494
3.70%, 06/06/27 (a)	481,000	465,829
4.69%, 02/13/28 (a)	200,000	201,156
2.82%, 05/20/30 (a)	250,000	223,277
1.96%, 02/11/31 (a)	300,000	247,128
4.69%, 12/15/44 (a)	300,000	280,182
4.67%, 06/06/47 (a)	450,000	420,885
3.79%, 05/20/50 (a)	150,000	122,007
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	100,005
Biogen, Inc.
4.05%, 09/15/25 (a)	600,000	586,860
2.25%, 05/01/30 (a)	500,000	421,395
3.15%, 05/01/50 (a)	525,000	367,300
3.25%, 02/15/51 (a)	335,000	237,686
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	150,000	141,995
3.70%, 03/15/32 (a)	250,000	227,125
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	96,964
3.46%, 06/01/30 (a)	100,000	90,378
2.10%, 06/01/31 (a)	100,000	80,756
3.21%, 06/01/50 (a)	100,000	71,765
Boston Scientific Corp.
1.90%, 06/01/25 (a)	150,000	141,891
2.65%, 06/01/30 (a)	350,000	309,554
6.75%, 11/15/35 (f)	125,000	142,166
4.55%, 03/01/39 (a)	100,000	94,483
7.38%, 01/15/40	100,000	123,312
4.70%, 03/01/49 (a)	200,000	190,616
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	675,000	662,310
3.88%, 08/15/25 (a)	114,000	111,801
0.75%, 11/13/25 (a)	250,000	229,120
3.20%, 06/15/26 (a)	547,000	529,671
3.25%, 02/27/27	250,000	242,692
1.13%, 11/13/27 (a)	300,000	263,286
3.45%, 11/15/27 (a)	150,000	145,136
3.90%, 02/20/28 (a)	350,000	343,598
3.40%, 07/26/29 (a)	700,000	666,358
1.45%, 11/13/30 (a)	100,000	81,870
2.95%, 03/15/32 (a)	600,000	541,620
4.13%, 06/15/39 (a)	650,000	607,113
2.35%, 11/13/40 (a)	300,000	217,011
3.55%, 03/15/42 (a)	200,000	170,632
3.25%, 08/01/42	150,000	120,437
5.00%, 08/15/45 (a)	300,000	306,795
4.35%, 11/15/47 (a)	425,000	394,353
4.55%, 02/20/48 (a)	406,000	385,814
4.25%, 10/26/49 (a)	1,000,000	908,350
2.55%, 11/13/50 (a)	200,000	134,450
3.70%, 03/15/52 (a)	650,000	544,056
3.90%, 03/15/62 (a)	325,000	269,353

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	137,642
4.50%, 07/15/45 (a)	150,000	139,287
Brunswick Corp.
0.85%, 08/18/24 (a)	125,000	117,261
2.40%, 08/18/31 (a)	200,000	151,998
4.40%, 09/15/32 (a)	150,000	131,406
5.10%, 04/01/52 (a)	100,000	73,967
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	185,060
3.75%, 09/25/27 (a)	450,000	432,864
2.75%, 05/14/31 (a)	250,000	212,762
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	245,815
4.15%, 03/15/28 (a)	200,000	196,046
2.38%, 04/24/30 (a)	250,000	214,670
4.80%, 03/15/48 (a)	325,000	304,262
3.13%, 04/24/50 (a)	25,000	17,809
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	172,000	168,140
3.75%, 09/15/25 (a)	250,000	244,242
3.41%, 06/15/27 (a)	400,000	379,656
4.60%, 03/15/43	150,000	130,740
4.90%, 09/15/45 (a)	150,000	135,696
4.37%, 06/15/47 (a)	100,000	83,554
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	91,009
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	150,000	127,082
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	112,940
Children's Hospital
2.93%, 07/15/50 (a)	100,000	66,829
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	89,887
2.59%, 02/01/50 (a)	120,000	80,058
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	94,241
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	101,180
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	146,387
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	335,097
5.60%, 11/15/32 (a)	100,000	107,400
5.00%, 06/15/52 (a)	150,000	149,060
Cigna Corp.
3.25%, 04/15/25 (a)	300,000	291,087
4.13%, 11/15/25 (a)	850,000	838,338
4.50%, 02/25/26 (a)	385,000	383,275
1.25%, 03/15/26 (a)	150,000	136,043
3.40%, 03/01/27 (a)	435,000	416,617
3.05%, 10/15/27 (a)	191,000	178,379
4.38%, 10/15/28 (a)	1,200,000	1,182,576
2.40%, 03/15/30 (a)	500,000	434,260
2.38%, 03/15/31 (a)	450,000	380,565
4.80%, 08/15/38 (a)	500,000	485,455
3.20%, 03/15/40 (a)	100,000	78,377
6.13%, 11/15/41	145,000	160,277
4.80%, 07/15/46 (a)	405,000	372,523
3.88%, 10/15/47 (a)	389,000	314,787
4.90%, 12/15/48 (a)	850,000	801,133
3.40%, 03/15/50 (a)	275,000	203,607
3.40%, 03/15/51 (a)	425,000	313,467
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Hope
5.62%, 11/15/43	195,000	199,337
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	116,278
Clorox Co.
3.10%, 10/01/27 (a)	100,000	94,939
3.90%, 05/15/28 (a)	350,000	341,355
4.40%, 05/01/29 (a)	150,000	148,425
1.80%, 05/15/30 (a)	100,000	83,004
Coca-Cola Co.
1.75%, 09/06/24	350,000	340,228
3.38%, 03/25/27	350,000	344,162
1.45%, 06/01/27	600,000	545,376
1.00%, 03/15/28	500,000	434,285
2.13%, 09/06/29	300,000	269,484
3.45%, 03/25/30	400,000	384,396
1.65%, 06/01/30	250,000	211,937
2.00%, 03/05/31	200,000	171,300
1.38%, 03/15/31	400,000	326,600
2.25%, 01/05/32	500,000	435,055
2.50%, 06/01/40	450,000	345,676
4.20%, 03/25/50	250,000	240,975
2.60%, 06/01/50	400,000	286,784
3.00%, 03/05/51	350,000	272,114
2.50%, 03/15/51	600,000	422,646
2.75%, 06/01/60	325,000	231,517
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	148,464
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	311,997
1.85%, 09/01/32 (a)	200,000	156,628
5.25%, 11/26/43	200,000	203,544
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	250,000	234,915
4.60%, 03/01/33 (a)	350,000	363,520
4.00%, 08/15/45	200,000	188,216
3.70%, 08/01/47 (a)	227,000	206,125
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	290,775
6.07%, 11/01/27 (a)	300,000	308,871
3.35%, 10/01/29 (a)	350,000	315,416
4.35%, 11/01/42	200,000	171,446
3.82%, 10/01/49 (a)	150,000	117,231
4.19%, 10/01/49 (a)	275,000	226,143
3.91%, 10/01/50 (a)	225,000	174,904
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	101,777
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	260,000	257,611
4.60%, 11/01/25 (a)	250,000	248,130
1.38%, 11/01/27 (a)	300,000	257,478
7.00%, 10/01/28	100,000	109,740
4.85%, 11/01/28 (a)	400,000	399,808
8.25%, 09/15/30	50,000	58,715
5.30%, 11/01/38 (a)	300,000	295,827
5.40%, 11/01/48 (a)	300,000	295,383
Constellation Brands, Inc.
4.75%, 11/15/24	150,000	150,180
4.40%, 11/15/25 (a)	250,000	247,305
4.75%, 12/01/25	200,000	200,362
3.70%, 12/06/26 (a)	200,000	194,060
4.35%, 05/09/27 (a)	25,000	24,709
3.60%, 02/15/28 (a)	100,000	95,203
4.65%, 11/15/28 (a)	250,000	249,945
3.15%, 08/01/29 (a)	400,000	366,132
2.88%, 05/01/30 (a)	550,000	483,098
4.75%, 05/09/32 (a)	200,000	197,744

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/09/47 (a)	175,000	154,000
4.10%, 02/15/48 (a)	175,000	144,977
5.25%, 11/15/48 (a)	200,000	194,764
3.75%, 05/01/50 (a)	100,000	79,098
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	112,103
CVS Health Corp.
3.38%, 08/12/24 (a)	150,000	147,080
2.63%, 08/15/24 (a)	300,000	291,477
4.10%, 03/25/25 (a)	300,000	298,080
3.88%, 07/20/25 (a)	750,000	736,837
5.00%, 02/20/26 (a)	400,000	404,788
2.88%, 06/01/26 (a)	400,000	380,348
3.00%, 08/15/26 (a)	250,000	238,690
3.63%, 04/01/27 (a)	350,000	337,624
6.25%, 06/01/27	200,000	211,466
1.30%, 08/21/27 (a)	350,000	304,801
4.30%, 03/25/28 (a)	1,472,000	1,446,417
3.25%, 08/15/29 (a)	500,000	457,625
5.13%, 02/21/30 (a)	400,000	405,260
3.75%, 04/01/30 (a)	400,000	374,496
1.75%, 08/21/30 (a)	100,000	81,375
1.88%, 02/28/31 (a)	400,000	324,444
2.13%, 09/15/31 (a)	300,000	245,145
5.25%, 02/21/33 (a)	400,000	407,752
4.88%, 07/20/35 (a)	250,000	244,957
4.78%, 03/25/38 (a)	1,400,000	1,336,818
6.13%, 09/15/39	150,000	159,123
4.13%, 04/01/40 (a)	350,000	301,304
2.70%, 08/21/40 (a)	400,000	286,492
5.30%, 12/05/43 (a)	200,000	197,392
5.13%, 07/20/45 (a)	900,000	854,478
5.05%, 03/25/48 (a)	2,200,000	2,060,938
4.25%, 04/01/50 (a)	250,000	209,010
5.63%, 02/21/53 (a)	350,000	355,008
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	147,288
4.38%, 09/15/45 (a)	75,000	70,348
2.60%, 10/01/50 (a)	250,000	171,453
2.80%, 12/10/51 (a)	250,000	175,698
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	82,075
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	221,867
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	192,056
2.60%, 11/15/29 (a)	250,000	224,000
3.25%, 11/15/39 (a)	200,000	168,068
3.40%, 11/15/49 (a)	300,000	237,906
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	192,240
1.38%, 09/29/25 (a)	200,000	184,852
5.30%, 10/24/27 (a)	300,000	312,039
3.88%, 05/18/28 (a)	250,000	244,927
2.38%, 10/24/29 (a)	200,000	176,616
2.00%, 04/29/30 (a)	350,000	298,305
2.13%, 04/29/32 (a)	250,000	207,745
5.50%, 01/24/33 (a)	225,000	244,019
5.88%, 09/30/36	200,000	220,082
3.88%, 04/29/43 (a)	50,000	43,667
Diageo Investment Corp.
7.45%, 04/15/35	100,000	124,738
4.25%, 05/11/42	100,000	95,373
Dignity Health
4.50%, 11/01/42	100,000	88,263
5.27%, 11/01/64	100,000	93,964
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	173,238
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	249,392
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	48,439
5.00%, 02/27/26 (a)	250,000	252,402
3.10%, 05/15/27 (a)	250,000	240,627
3.38%, 03/15/29 (a)	350,000	334,680
4.70%, 02/27/33 (a)	500,000	512,895
3.70%, 03/01/45 (a)	50,000	43,455
3.95%, 05/15/47 (a)	150,000	137,493
3.95%, 03/15/49 (a)	350,000	320,677
2.25%, 05/15/50 (a)	450,000	298,057
4.15%, 03/15/59 (a)	175,000	159,149
2.50%, 09/15/60 (a)	300,000	192,306
4.95%, 02/27/63 (a)	200,000	205,736
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	96,517
3.15%, 03/15/27 (a)	250,000	242,817
2.38%, 12/01/29 (a)	200,000	177,164
2.60%, 04/15/30 (a)	250,000	224,355
4.38%, 06/15/45 (a)	150,000	140,625
4.15%, 03/15/47 (a)	150,000	137,631
3.13%, 12/01/49 (a)	300,000	231,909
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	167,322
Fomento Economico Mexicano S.A.B. de C.V.
3.50%, 01/16/50 (a)	600,000	472,392
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	39,196
GE HealthCare Technologies, Inc.
5.55%, 11/15/24 (c)	250,000	251,645
5.60%, 11/15/25 (a)(c)	400,000	405,548
5.65%, 11/15/27 (a)(c)	450,000	465,610
5.86%, 03/15/30 (a)(c)	350,000	366,443
5.91%, 11/22/32 (a)(c)	500,000	532,375
6.38%, 11/22/52 (a)(c)	300,000	335,727
General Mills, Inc.
4.00%, 04/17/25 (a)	200,000	197,646
3.20%, 02/10/27 (a)	300,000	288,729
4.20%, 04/17/28 (a)	325,000	322,088
2.88%, 04/15/30 (a)	350,000	315,189
2.25%, 10/14/31 (a)	200,000	166,764
4.70%, 04/17/48 (a)	50,000	48,005
3.00%, 02/01/51 (a)	401,000	293,781
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	400,000	395,324
3.50%, 02/01/25 (a)	600,000	588,720
3.65%, 03/01/26 (a)	700,000	685,643
2.95%, 03/01/27 (a)	350,000	333,543
1.20%, 10/01/27 (a)	400,000	349,660
4.60%, 09/01/35 (a)	375,000	372,019
4.00%, 09/01/36 (a)	300,000	278,454
5.65%, 12/01/41 (a)	200,000	216,474
4.80%, 04/01/44 (a)	550,000	533,698
4.50%, 02/01/45 (a)	400,000	373,352
4.75%, 03/01/46 (a)	650,000	625,261
4.15%, 03/01/47 (a)	575,000	506,023
2.80%, 10/01/50 (a)	500,000	346,560
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	300,000	294,471
3.38%, 06/01/29 (a)	150,000	142,778
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	247,262
3.88%, 05/15/28	650,000	638,826

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/15/34	130,000	139,411
6.38%, 05/15/38	775,000	913,678
4.20%, 03/18/43	175,000	159,604
GSK Consumer Healthcare Capital US LLC
3.13%, 03/24/25	500,000	483,515
3.38%, 03/24/27 (a)	500,000	474,320
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	143,338
4.21%, 07/01/48 (a)	100,000	88,110
4.50%, 07/01/57 (a)	150,000	136,341
Haleon US Capital LLC
3.38%, 03/24/29 (a)	300,000	276,621
3.63%, 03/24/32 (a)	500,000	454,200
4.00%, 03/24/52 (a)	300,000	249,540
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	111,134
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	144,951
3.55%, 11/19/26 (a)	200,000	188,432
3.50%, 09/15/27 (a)	200,000	188,770
3.90%, 11/19/29 (a)	200,000	182,276
6.35%, 03/15/40	150,000	151,962
5.10%, 05/15/44 (a)	100,000	87,724
HCA, Inc.
5.38%, 02/01/25	750,000	750,382
5.25%, 04/15/25	350,000	351,655
5.88%, 02/15/26 (a)	500,000	507,415
5.25%, 06/15/26 (a)	250,000	250,415
5.38%, 09/01/26 (a)	300,000	301,122
4.50%, 02/15/27 (a)	350,000	342,440
3.13%, 03/15/27 (a)(c)	350,000	325,517
5.63%, 09/01/28 (a)	500,000	506,300
5.88%, 02/01/29 (a)	250,000	255,785
3.38%, 03/15/29 (a)(c)	150,000	135,714
4.13%, 06/15/29 (a)	650,000	610,883
3.50%, 09/01/30 (a)	750,000	669,000
2.38%, 07/15/31 (a)	200,000	161,618
3.63%, 03/15/32 (a)(c)	500,000	440,140
5.13%, 06/15/39 (a)	225,000	210,492
4.38%, 03/15/42 (a)(c)	150,000	125,964
5.50%, 06/15/47 (a)	400,000	376,056
5.25%, 06/15/49 (a)	600,000	541,926
3.50%, 07/15/51 (a)	450,000	311,562
4.63%, 03/15/52 (a)(c)	600,000	499,044
Hershey Co.
0.90%, 06/01/25 (a)	200,000	185,770
2.30%, 08/15/26 (a)	310,000	294,760
2.45%, 11/15/29 (a)	100,000	89,214
3.13%, 11/15/49 (a)	150,000	114,630
2.65%, 06/01/50 (a)	150,000	105,701
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	145,161
Hormel Foods Corp.
0.65%, 06/03/24 (a)	300,000	285,849
1.70%, 06/03/28 (a)	150,000	132,540
1.80%, 06/11/30 (a)	250,000	209,330
3.05%, 06/03/51 (a)	250,000	183,363
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	150,000	98,010
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	133,404
Illumina, Inc.
5.75%, 12/13/27 (a)	250,000	256,305
2.55%, 03/23/31 (a)	175,000	144,776
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	190,000	163,311
2.85%, 11/01/51 (a)	50,000	34,184
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	143,640
2.90%, 06/01/30 (a)	250,000	219,945
3.90%, 06/01/50 (a)	100,000	76,971
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	130,203
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	118,251
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	77,568
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	300,000	265,473
5.13%, 02/01/28 (a)(c)	250,000	242,240
5.50%, 01/15/30 (a)(c)	600,000	573,990
3.63%, 01/15/32 (a)(c)	250,000	206,787
3.00%, 05/15/32 (a)(c)	425,000	334,381
5.75%, 04/01/33 (a)(c)	500,000	480,830
4.38%, 02/02/52 (a)(c)	400,000	290,012
6.50%, 12/01/52 (a)(c)	375,000	359,921
JM Smucker Co.
3.50%, 03/15/25	350,000	341,733
2.38%, 03/15/30 (a)	250,000	216,067
2.13%, 03/15/32 (a)	200,000	163,712
4.25%, 03/15/35	250,000	235,770
4.38%, 03/15/45	200,000	178,638
3.55%, 03/15/50 (a)	100,000	75,448
Johnson & Johnson
2.63%, 01/15/25 (a)	220,000	215,050
0.55%, 09/01/25 (a)	350,000	321,916
2.45%, 03/01/26 (a)	600,000	577,602
2.95%, 03/03/27 (a)	300,000	290,547
0.95%, 09/01/27 (a)	450,000	399,190
2.90%, 01/15/28 (a)	350,000	335,685
6.95%, 09/01/29	100,000	122,277
1.30%, 09/01/30 (a)	600,000	503,292
4.95%, 05/15/33	100,000	108,421
4.38%, 12/05/33 (a)	250,000	257,780
3.55%, 03/01/36 (a)	317,000	294,274
3.63%, 03/03/37 (a)	550,000	510,284
3.40%, 01/15/38 (a)	300,000	270,324
5.85%, 07/15/38	182,000	210,827
2.10%, 09/01/40 (a)	400,000	290,988
4.50%, 09/01/40	50,000	49,957
4.85%, 05/15/41	150,000	154,949
4.50%, 12/05/43 (a)	200,000	201,916
3.70%, 03/01/46 (a)	575,000	516,442
3.75%, 03/03/47 (a)	200,000	179,920
3.50%, 01/15/48 (a)	75,000	65,778
2.25%, 09/01/50 (a)	375,000	252,851
2.45%, 09/01/60 (a)	550,000	364,754
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	250,000	236,160
2.81%, 06/01/41 (a)	425,000	315,108
4.88%, 04/01/42	50,000	48,945
4.15%, 05/01/47 (a)	275,000	242,181
3.27%, 11/01/49 (a)	350,000	262,297
3.00%, 06/01/51 (a)	450,000	319,815
Kellogg Co.
4.30%, 05/15/28 (a)	350,000	346,629
2.10%, 06/01/30 (a)	250,000	209,987
7.45%, 04/01/31	50,000	57,807
4.50%, 04/01/46	231,000	214,280

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kenvue, Inc.
5.50%, 03/22/25 (c)	200,000	203,410
5.35%, 03/22/26 (a)(c)	200,000	205,288
5.00%, 03/22/30 (a)(c)	200,000	206,144
4.90%, 03/22/33 (a)(c)	400,000	413,520
5.10%, 03/22/43 (a)(c)	200,000	206,716
5.05%, 03/22/53 (a)(c)	500,000	516,550
5.20%, 03/22/63 (a)(c)	200,000	207,338
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	148,524
3.40%, 11/15/25 (a)	200,000	192,748
2.55%, 09/15/26 (a)	250,000	232,030
3.43%, 06/15/27 (a)	200,000	191,526
4.60%, 05/25/28 (a)	400,000	399,396
3.20%, 05/01/30 (a)	300,000	273,750
2.25%, 03/15/31 (a)	250,000	210,195
4.50%, 11/15/45 (a)	150,000	135,341
4.42%, 12/15/46 (a)	200,000	175,710
5.09%, 05/25/48 (a)	75,000	72,223
3.80%, 05/01/50 (a)	250,000	199,923
4.50%, 04/15/52 (a)	400,000	356,856
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	144,894
1.05%, 09/15/27 (a)	200,000	175,526
3.95%, 11/01/28 (a)	200,000	198,500
3.20%, 04/25/29 (a)	200,000	190,466
3.10%, 03/26/30 (a)	200,000	185,858
2.00%, 11/02/31 (a)	150,000	126,752
6.63%, 08/01/37	300,000	367,311
5.30%, 03/01/41	300,000	320,091
3.20%, 07/30/46 (a)	100,000	77,789
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	173,000	181,103
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	251,362
5.00%, 03/15/42	150,000	141,071
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	477,860
3.88%, 05/15/27 (a)	400,000	390,852
4.63%, 01/30/29 (a)	200,000	203,368
3.75%, 04/01/30 (a)	250,000	237,265
6.75%, 03/15/32	100,000	112,055
5.00%, 07/15/35 (a)	150,000	150,570
6.88%, 01/26/39	175,000	198,718
4.63%, 10/01/39 (a)	125,000	114,753
6.50%, 02/09/40	200,000	219,930
5.00%, 06/04/42	450,000	431,023
5.20%, 07/15/45 (a)	500,000	486,075
4.38%, 06/01/46 (a)	800,000	697,624
4.88%, 10/01/49 (a)	300,000	278,340
5.50%, 06/01/50 (a)	225,000	228,010
Kroger Co.
2.65%, 10/15/26 (a)	200,000	188,864
4.50%, 01/15/29 (a)	200,000	199,506
2.20%, 05/01/30 (a)	250,000	210,282
1.70%, 01/15/31 (a)	200,000	159,752
7.50%, 04/01/31	100,000	116,608
6.90%, 04/15/38	140,000	160,660
5.40%, 07/15/40 (a)	50,000	49,284
5.00%, 04/15/42 (a)	100,000	93,800
5.15%, 08/01/43 (a)	67,000	64,079
3.88%, 10/15/46 (a)	100,000	79,246
4.45%, 02/01/47 (a)	300,000	264,903
4.65%, 01/15/48 (a)	50,000	45,014
5.40%, 01/15/49 (a)	200,000	198,108
3.95%, 01/15/50 (a)	270,000	220,663
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	200,000	195,894
2.30%, 12/01/24 (a)	200,000	191,360
3.60%, 02/01/25 (a)	150,000	146,117
3.60%, 09/01/27 (a)	400,000	382,564
2.95%, 12/01/29 (a)	250,000	223,727
2.70%, 06/01/31 (a)	150,000	129,341
4.70%, 02/01/45 (a)	250,000	224,985
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	82,381
3.19%, 07/01/49 (a)	125,000	92,641
4.12%, 07/01/55	100,000	84,461
3.34%, 07/01/60 (a)	175,000	127,526
Mayo Clinic
3.77%, 11/15/43	100,000	86,735
4.00%, 11/15/47	75,000	66,062
4.13%, 11/15/52	100,000	89,159
3.20%, 11/15/61 (a)	150,000	104,751
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	146,216
0.90%, 02/15/26 (a)	150,000	134,832
3.40%, 08/15/27 (a)	250,000	237,402
2.50%, 04/15/30 (a)	200,000	171,322
4.20%, 08/15/47 (a)	150,000	129,957
McKesson Corp.
0.90%, 12/03/25 (a)	250,000	226,795
3.95%, 02/16/28 (a)	100,000	96,750
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	135,198
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	197,252
5.90%, 11/01/39	125,000	133,934
4.60%, 06/01/44 (a)	175,000	162,094
MedStar Health, Inc.
3.63%, 08/15/49	125,000	93,165
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	249,430
Medtronic, Inc.
4.38%, 03/15/35	550,000	543,053
4.63%, 03/15/45	550,000	540,419
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	77,049
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	133,401
2.96%, 01/01/50 (a)	150,000	106,955
4.13%, 07/01/52	50,000	44,594
4.20%, 07/01/55	175,000	153,741
Merck & Co., Inc.
2.75%, 02/10/25 (a)	700,000	685,433
0.75%, 02/24/26 (a)	300,000	274,866
1.70%, 06/10/27 (a)	450,000	409,275
1.90%, 12/10/28 (a)	300,000	266,922
3.40%, 03/07/29 (a)	500,000	481,285
1.45%, 06/24/30 (a)	350,000	289,548
2.15%, 12/10/31 (a)	600,000	507,048
6.50%, 12/01/33 (f)	175,000	205,798
3.90%, 03/07/39 (a)	250,000	229,477
2.35%, 06/24/40 (a)	300,000	221,382
3.60%, 09/15/42 (a)	175,000	150,064
4.15%, 05/18/43	400,000	375,756
3.70%, 02/10/45 (a)	500,000	437,115
4.00%, 03/07/49 (a)	450,000	405,724
2.45%, 06/24/50 (a)	400,000	269,464
2.75%, 12/10/51 (a)	575,000	407,531
2.90%, 12/10/61 (a)	450,000	309,168

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	54,403
5.75%, 11/15/36	100,000	110,253
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	117,663
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	540,000	510,489
5.00%, 05/01/42	350,000	330,225
4.20%, 07/15/46 (a)	550,000	453,117
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	234,095
2.63%, 03/17/27 (a)	250,000	233,847
2.75%, 04/13/30 (a)	225,000	200,003
1.50%, 02/04/31 (a)	200,000	159,670
3.00%, 03/17/32 (a)	250,000	220,265
1.88%, 10/15/32 (a)	250,000	200,100
2.63%, 09/04/50 (a)	250,000	168,075
Montefiore Obligated Group
5.25%, 11/01/48	125,000	92,856
4.29%, 09/01/50	100,000	62,327
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	75,000	58,820
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/48	100,000	82,779
3.74%, 07/01/49 (a)	150,000	117,597
3.39%, 07/01/50 (a)	125,000	88,908
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	78,914
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	191,944
5.40%, 11/29/43 (a)	150,000	124,712
5.20%, 04/15/48 (a)	225,000	177,752
MyMichigan Health
3.41%, 06/01/50 (a)	100,000	71,400
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	104,367
4.02%, 08/01/45	100,000	89,123
4.06%, 08/01/56	100,000	87,583
2.61%, 08/01/60 (a)	100,000	61,480
3.95%, 08/01/19 (a)	175,000	132,564
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	120,266
4.26%, 11/01/47 (a)	250,000	214,620
3.81%, 11/01/49 (a)	150,000	118,823
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	82,538
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	118,791
3.17%, 11/01/51 (a)	175,000	126,513
3.32%, 11/01/61 (a)	125,000	88,091
Novartis Capital Corp.
3.40%, 05/06/24	350,000	345,586
1.75%, 02/14/25 (a)	350,000	334,082
3.00%, 11/20/25 (a)	450,000	437,544
2.00%, 02/14/27 (a)	490,000	452,740
3.10%, 05/17/27 (a)	250,000	240,790
2.20%, 08/14/30 (a)	550,000	483,103
3.70%, 09/21/42	150,000	133,887
4.40%, 05/06/44	525,000	518,411
4.00%, 11/20/45 (a)	375,000	346,954
2.75%, 08/14/50 (a)	350,000	259,434
NYU Langone Hospitals
5.75%, 07/01/43	125,000	134,285
4.78%, 07/01/44	100,000	95,175
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.37%, 07/01/47 (a)	155,000	140,830
3.38%, 07/01/55 (a)	150,000	109,212
OhioHealth Corp.
2.30%, 11/15/31 (a)	150,000	125,036
2.83%, 11/15/41 (a)	50,000	38,010
3.04%, 11/15/50 (a)	150,000	109,703
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	84,065
3.33%, 10/01/50 (a)	100,000	73,518
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	137,858
4.79%, 11/15/48 (a)	75,000	70,359
3.22%, 11/15/50 (a)	150,000	106,536
PepsiCo, Inc.
2.25%, 03/19/25 (a)	550,000	530,981
2.75%, 04/30/25 (a)	300,000	290,955
3.50%, 07/17/25 (a)	200,000	197,250
2.85%, 02/24/26 (a)	300,000	290,400
2.38%, 10/06/26 (a)	300,000	283,488
2.63%, 03/19/27 (a)	250,000	236,890
3.00%, 10/15/27 (a)	500,000	478,980
3.60%, 02/18/28 (a)	300,000	294,690
2.63%, 07/29/29 (a)	400,000	367,492
2.75%, 03/19/30 (a)	500,000	456,830
1.63%, 05/01/30 (a)	225,000	190,719
1.40%, 02/25/31 (a)	200,000	165,060
1.95%, 10/21/31 (a)	400,000	337,980
3.90%, 07/18/32 (a)	300,000	293,496
3.50%, 03/19/40 (a)	200,000	172,600
4.00%, 03/05/42	250,000	231,580
3.60%, 08/13/42	295,000	260,482
4.45%, 04/14/46 (a)	450,000	448,659
3.45%, 10/06/46 (a)	450,000	387,711
4.00%, 05/02/47 (a)	150,000	142,416
3.38%, 07/29/49 (a)	250,000	208,510
2.88%, 10/15/49 (a)	250,000	192,048
3.63%, 03/19/50 (a)	300,000	261,429
2.75%, 10/21/51 (a)	200,000	147,428
3.88%, 03/19/60 (a)	250,000	223,062
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	250,000	214,387
3.30%, 09/15/29 (a)	250,000	223,745
2.25%, 09/15/31 (a)	200,000	160,746
3.63%, 03/15/51 (a)	150,000	110,246
Pfizer, Inc.
3.40%, 05/15/24	250,000	246,802
0.80%, 05/28/25 (a)	150,000	139,538
2.75%, 06/03/26	400,000	384,264
3.00%, 12/15/26	550,000	530,145
3.60%, 09/15/28 (a)	300,000	294,510
3.45%, 03/15/29 (a)	500,000	483,345
2.63%, 04/01/30 (a)	300,000	271,047
1.70%, 05/28/30 (a)	250,000	210,672
1.75%, 08/18/31 (a)	300,000	247,728
4.00%, 12/15/36	250,000	240,775
4.10%, 09/15/38 (a)	200,000	187,996
3.90%, 03/15/39 (a)	300,000	272,580
7.20%, 03/15/39	650,000	819,663
2.55%, 05/28/40 (a)	300,000	225,711
5.60%, 09/15/40	200,000	216,284
4.30%, 06/15/43	150,000	141,327
4.40%, 05/15/44	350,000	337,501
4.13%, 12/15/46	200,000	184,572
4.20%, 09/15/48 (a)	300,000	280,050
4.00%, 03/15/49 (a)	250,000	226,870
2.70%, 05/28/50 (a)	250,000	179,683

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pharmacia LLC
6.60%, 12/01/28	200,000	223,776
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	200,000	195,776
3.25%, 11/10/24	200,000	195,512
5.13%, 11/15/24	300,000	302,295
1.50%, 05/01/25 (a)	200,000	187,262
3.38%, 08/11/25 (a)	150,000	145,523
5.00%, 11/17/25	200,000	201,766
4.88%, 02/13/26	300,000	302,250
2.75%, 02/25/26 (a)	230,000	218,176
0.88%, 05/01/26 (a)	250,000	224,347
3.13%, 08/17/27 (a)	50,000	47,442
5.13%, 11/17/27 (a)	500,000	512,105
4.88%, 02/15/28 (a)	300,000	302,883
3.13%, 03/02/28 (a)	150,000	140,370
3.38%, 08/15/29 (a)	200,000	185,310
5.63%, 11/17/29 (a)	400,000	418,256
5.13%, 02/15/30 (a)	300,000	303,351
2.10%, 05/01/30 (a)	250,000	209,060
1.75%, 11/01/30 (a)	250,000	201,773
5.75%, 11/17/32 (a)	400,000	420,092
5.38%, 02/15/33 (a)	450,000	460,201
6.38%, 05/16/38	400,000	439,204
4.38%, 11/15/41	250,000	217,315
4.50%, 03/20/42	225,000	195,743
3.88%, 08/21/42	200,000	158,854
4.13%, 03/04/43	450,000	367,542
4.88%, 11/15/43	175,000	159,030
4.25%, 11/10/44	350,000	291,833
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	120,986
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	174,928
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	99,488
Procter & Gamble Co.
0.55%, 10/29/25	400,000	367,860
4.10%, 01/26/26	200,000	201,824
2.70%, 02/02/26	200,000	194,128
1.00%, 04/23/26	250,000	228,925
2.45%, 11/03/26	350,000	332,174
2.80%, 03/25/27	200,000	190,956
2.85%, 08/11/27	200,000	191,266
3.95%, 01/26/28	175,000	176,027
3.00%, 03/25/30	500,000	468,830
1.20%, 10/29/30	250,000	204,677
1.95%, 04/23/31	400,000	346,432
2.30%, 02/01/32	175,000	154,998
4.05%, 01/26/33	250,000	252,040
5.80%, 08/15/34	125,000	142,424
3.55%, 03/25/40	350,000	314,405
3.50%, 10/25/47	200,000	173,326
3.60%, 03/25/50	150,000	131,103
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	258,465
3.74%, 10/01/47	112,000	90,509
3.93%, 10/01/48 (a)	100,000	78,339
2.70%, 10/01/51 (a)	150,000	91,758
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	97,610
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	291,180
3.45%, 06/01/26 (a)	100,000	95,876
4.20%, 06/30/29 (a)	100,000	98,490
2.95%, 06/30/30 (a)	200,000	179,134
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 06/30/31 (a)	150,000	130,943
4.70%, 03/30/45 (a)	100,000	90,800
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	75,000	55,521
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	400,000	323,440
2.80%, 09/15/50 (a)	250,000	167,083
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	737,280
5.70%, 08/15/35 (a)	300,000	284,085
7.25%, 06/15/37	125,000	135,679
6.15%, 09/15/43	175,000	166,292
5.85%, 08/15/45 (a)	675,000	608,951
Royalty Pharma PLC
1.20%, 09/02/25 (a)	300,000	272,652
1.75%, 09/02/27 (a)	300,000	260,283
2.20%, 09/02/30 (a)	300,000	245,028
2.15%, 09/02/31 (a)	200,000	158,426
3.30%, 09/02/40 (a)	300,000	218,583
3.55%, 09/02/50 (a)	150,000	103,412
3.35%, 09/02/51 (a)	250,000	164,175
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	139,920
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	148,416
3.48%, 07/01/49 (a)	50,000	39,471
Sanofi
3.63%, 06/19/28 (a)	275,000	269,178
Seattle Children's Hospital
2.72%, 10/01/50 (a)	75,000	51,959
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	68,741
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	63,392
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	900,000	856,710
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	202,845
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	150,000	116,223
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	45,733
3.80%, 11/15/48 (a)	150,000	126,440
3.03%, 08/15/51 (a)	150,000	108,834
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	167,950
3.75%, 03/15/51 (a)	175,000	128,868
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	147,161
1.15%, 06/15/25 (a)	200,000	184,792
3.38%, 11/01/25 (a)	200,000	193,074
3.50%, 03/15/26 (a)	240,000	233,873
3.65%, 03/07/28 (a)	150,000	144,710
1.95%, 06/15/30 (a)	300,000	253,437
4.10%, 04/01/43 (a)	100,000	87,319
4.38%, 05/15/44 (a)	100,000	90,244
4.63%, 03/15/46 (a)	300,000	281,316
2.90%, 06/15/50 (a)	200,000	142,542
Summa Health
3.51%, 11/15/51 (a)	100,000	72,783
Sutter Health
1.32%, 08/15/25 (a)	200,000	184,514
2.29%, 08/15/30 (a)	200,000	168,870
3.16%, 08/15/40 (a)	100,000	76,922

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.09%, 08/15/48 (a)	100,000	84,303
3.36%, 08/15/50 (a)	200,000	147,178
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	293,856
3.30%, 07/15/26 (a)	250,000	240,817
3.25%, 07/15/27 (a)	200,000	190,150
2.40%, 02/15/30 (a)	200,000	174,808
5.95%, 04/01/30 (a)	200,000	213,354
2.45%, 12/14/31 (a)	150,000	125,201
5.38%, 09/21/35	200,000	205,584
6.60%, 04/01/40 (a)	100,000	111,125
4.85%, 10/01/45 (a)	175,000	160,895
4.50%, 04/01/46 (a)	150,000	130,845
4.45%, 03/15/48 (a)	175,000	152,261
3.30%, 02/15/50 (a)	150,000	108,836
6.60%, 04/01/50 (a)	331,000	377,754
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	500,000	505,840
2.05%, 03/31/30 (a)	750,000	633,930
3.03%, 07/09/40 (a)	450,000	344,295
3.18%, 07/09/50 (a)	400,000	286,724
3.38%, 07/09/60 (a)	300,000	211,620
Texas Health Resources
2.33%, 11/15/50 (a)	125,000	77,079
4.33%, 11/15/55	100,000	88,554
The Kroger Co.
3.70%, 08/01/27 (a)	150,000	144,458
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	750,000	712,642
1.75%, 10/15/28 (a)	200,000	175,902
2.60%, 10/01/29 (a)	260,000	235,134
2.00%, 10/15/31 (a)	375,000	312,390
4.95%, 11/21/32 (a)	200,000	207,768
2.80%, 10/15/41 (a)	350,000	267,022
5.30%, 02/01/44 (a)	98,000	102,694
4.10%, 08/15/47 (a)	235,000	215,041
Toledo Hospital
5.75%, 11/15/38 (a)	175,000	173,220
Trinity Health Corp.
4.13%, 12/01/45	225,000	198,637
3.43%, 12/01/48	100,000	80,899
Tyson Foods, Inc.
3.95%, 08/15/24 (a)	250,000	246,970
4.00%, 03/01/26 (a)	400,000	393,080
3.55%, 06/02/27 (a)	350,000	334,939
4.35%, 03/01/29 (a)	360,000	350,590
4.88%, 08/15/34 (a)	250,000	248,520
5.15%, 08/15/44 (a)	175,000	166,793
4.55%, 06/02/47 (a)	250,000	217,385
5.10%, 09/28/48 (a)	210,000	198,576
Unilever Capital Corp.
2.60%, 05/05/24 (a)	300,000	293,388
0.63%, 08/12/24 (a)	100,000	94,498
3.10%, 07/30/25	200,000	193,560
2.00%, 07/28/26	350,000	328,153
2.90%, 05/05/27 (a)	200,000	190,212
3.50%, 03/22/28 (a)	350,000	338,898
2.13%, 09/06/29 (a)	200,000	175,248
1.38%, 09/14/30 (a)	150,000	122,393
1.75%, 08/12/31 (a)	200,000	164,700
5.90%, 11/15/32	200,000	224,626
2.63%, 08/12/51 (a)	200,000	139,058
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	175,602
2.65%, 10/15/30 (a)	250,000	200,700
2.65%, 01/15/32 (a)	150,000	118,661
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UPMC
3.60%, 04/03/25	200,000	195,406
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	550,000	524,320
5.25%, 06/15/46 (a)	250,000	199,355
Viatris, Inc.
1.65%, 06/22/25 (a)	250,000	229,822
2.30%, 06/22/27 (a)	350,000	308,605
2.70%, 06/22/30 (a)	400,000	326,416
3.85%, 06/22/40 (a)	450,000	316,485
4.00%, 06/22/50 (a)	550,000	362,345
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	67,975
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,946
4.75%, 02/26/29 (a)	250,000	248,042
4.50%, 06/01/46 (a)	200,000	163,876
4.60%, 05/15/50 (a)	150,000	125,316
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	90,737
3.07%, 03/01/51 (a)	125,000	82,795
Wyeth LLC
6.50%, 02/01/34	200,000	231,336
6.00%, 02/15/36	250,000	278,015
5.95%, 04/01/37	550,000	617,166
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	97,731
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	200,000	189,250
3.55%, 04/01/25 (a)	350,000	339,605
3.05%, 01/15/26 (a)	150,000	143,906
2.60%, 11/24/31 (a)	250,000	209,242
4.45%, 08/15/45 (a)	149,000	129,712
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	99,615
3.00%, 09/12/27 (a)	300,000	284,250
3.90%, 08/20/28 (a)	320,000	311,565
2.00%, 05/15/30 (a)	500,000	421,340
4.70%, 02/01/43 (a)	350,000	328,135
4.45%, 08/20/48 (a)	150,000	136,622
3.00%, 05/15/50 (a)	200,000	143,368
		265,115,923
Energy 1.7%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	450,000	422,109
3.14%, 11/07/29 (a)	150,000	134,879
4.49%, 05/01/30 (a)	200,000	196,072
4.08%, 12/15/47 (a)	450,000	366,376
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	175,000	158,904
5.13%, 09/15/40	300,000	291,594
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	179,449
5.95%, 06/01/26 (a)	150,000	152,636
4.45%, 07/15/27 (a)	250,000	244,880
3.40%, 02/15/31 (a)	350,000	306,495
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	300,000	298,236
3.41%, 02/11/26 (a)	250,000	243,875
3.12%, 05/04/26 (a)	300,000	289,122
3.02%, 01/16/27 (a)	325,000	309,062
3.54%, 04/06/27 (a)	150,000	145,545
3.59%, 04/14/27 (a)	250,000	242,630
3.94%, 09/21/28 (a)	350,000	343,017

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.23%, 11/06/28 (a)	600,000	595,476
3.63%, 04/06/30 (a)	200,000	190,234
1.75%, 08/10/30 (a)	200,000	165,794
2.72%, 01/12/32 (a)	550,000	480,887
4.81%, 02/13/33 (a)	500,000	507,990
3.06%, 06/17/41 (a)	400,000	309,860
3.00%, 02/24/50 (a)	575,000	407,985
2.77%, 11/10/50 (a)	525,000	355,336
2.94%, 06/04/51 (a)	750,000	521,092
3.00%, 03/17/52 (a)	400,000	282,332
3.38%, 02/08/61 (a)	400,000	288,880
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	433,363
3.72%, 11/28/28 (a)	250,000	242,897
Burlington Resources LLC
7.40%, 12/01/31	25,000	29,471
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	150,000	148,041
3.90%, 02/01/25 (a)	100,000	97,946
2.05%, 07/15/25 (a)	150,000	140,837
3.85%, 06/01/27 (a)	200,000	191,768
2.95%, 07/15/30 (a)	200,000	174,222
7.20%, 01/15/32	75,000	82,689
6.45%, 06/30/33	100,000	104,436
5.85%, 02/01/35	100,000	100,057
6.50%, 02/15/37	125,000	131,364
6.25%, 03/15/38	300,000	314,604
6.75%, 02/01/39	100,000	107,387
4.95%, 06/01/47 (a)	250,000	226,582
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	97,259
2.65%, 01/15/32 (a)	100,000	82,801
5.25%, 06/15/37 (a)	250,000	235,932
6.80%, 09/15/37	150,000	159,899
6.75%, 11/15/39	250,000	268,420
5.40%, 06/15/47 (a)	325,000	302,243
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	375,000	377,966
5.13%, 06/30/27 (a)	500,000	501,430
3.70%, 11/15/29 (a)	400,000	368,920
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	350,000	327,036
4.00%, 03/01/31 (a)	350,000	311,899
3.25%, 01/31/32 (a)	525,000	435,440
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	236,965
Chevron Corp.
1.55%, 05/11/25 (a)	950,000	896,439
3.33%, 11/17/25 (a)	50,000	49,162
2.95%, 05/16/26 (a)	400,000	385,384
2.00%, 05/11/27 (a)	100,000	91,882
2.24%, 05/11/30 (a)	600,000	531,240
3.08%, 05/11/50 (a)	300,000	227,814
Chevron USA, Inc.
3.90%, 11/15/24 (a)	170,000	169,437
0.69%, 08/12/25 (a)	250,000	229,432
1.02%, 08/12/27 (a)	250,000	220,422
3.85%, 01/15/28 (a)	150,000	148,281
3.25%, 10/15/29 (a)	50,000	47,093
6.00%, 03/01/41 (a)	150,000	168,909
5.25%, 11/15/43 (a)	150,000	156,962
2.34%, 08/12/50 (a)	200,000	131,706
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	379,124
5.80%, 06/01/45 (a)	100,000	101,471
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ConocoPhillips Co.
2.40%, 03/07/25 (a)	350,000	336,031
6.95%, 04/15/29	625,000	705,500
5.90%, 10/15/32	100,000	111,565
6.50%, 02/01/39	500,000	584,835
3.76%, 03/15/42 (a)	400,000	341,104
4.30%, 11/15/44 (a)	200,000	180,930
4.88%, 10/01/47 (a)	150,000	145,892
3.80%, 03/15/52 (a)	300,000	249,141
4.03%, 03/15/62 (a)	617,000	503,521
Continental Resources, Inc.
3.80%, 06/01/24 (a)	250,000	245,090
4.38%, 01/15/28 (a)	300,000	283,173
4.90%, 06/01/44 (a)	225,000	174,416
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	191,560
4.38%, 03/15/29 (a)	150,000	142,916
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	250,000	249,720
5.63%, 07/15/27 (a)	200,000	203,216
5.13%, 05/15/29 (a)	200,000	197,892
3.25%, 02/15/32 (a)	200,000	169,552
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	125,000	125,279
5.85%, 12/15/25 (a)	150,000	152,459
5.25%, 10/15/27 (a)	150,000	150,273
5.88%, 06/15/28 (a)(c)	100,000	101,719
4.50%, 01/15/30 (a)	195,000	186,674
7.88%, 09/30/31	150,000	173,063
7.95%, 04/15/32	100,000	116,871
5.60%, 07/15/41 (a)	250,000	240,257
4.75%, 05/15/42 (a)	200,000	173,990
5.00%, 06/15/45 (a)	250,000	222,615
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	300,000	285,294
3.50%, 12/01/29 (a)	300,000	275,196
3.13%, 03/24/31 (a)	50,000	43,317
6.25%, 03/15/33 (a)	400,000	423,608
4.40%, 03/24/51 (a)	200,000	161,288
4.25%, 03/15/52 (a)	150,000	117,800
6.25%, 03/15/53 (a)	200,000	207,820
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	144,536
3.60%, 12/15/24 (a)	117,000	114,727
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	133,751
4.80%, 11/01/43 (a)(c)	125,000	111,915
4.60%, 12/15/44 (a)	150,000	131,219
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	247,885
4.15%, 09/15/29 (a)	200,000	188,162
5.00%, 05/15/44 (a)	75,000	64,489
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	153,453
7.50%, 04/15/38	100,000	116,788
5.50%, 09/15/40 (a)	200,000	194,148
7.38%, 10/15/45 (a)	150,000	175,949
Enbridge, Inc.
2.50%, 02/14/25	150,000	143,781
5.97%, 03/08/26 (a)	200,000	200,554
1.60%, 10/04/26 (a)	150,000	134,697
4.25%, 12/01/26 (a)	300,000	294,912
3.70%, 07/15/27 (a)	325,000	309,839
3.13%, 11/15/29 (a)	350,000	315,745
5.70%, 03/08/33 (a)	700,000	728,520
2.50%, 08/01/33 (a)	425,000	342,941
4.50%, 06/10/44 (a)	150,000	127,550

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 12/01/46 (a)	150,000	146,412
4.00%, 11/15/49 (a)	300,000	238,890
Energy Transfer LP
4.25%, 04/01/24 (a)	150,000	148,118
4.50%, 04/15/24 (a)	200,000	197,990
3.90%, 05/15/24 (a)	100,000	98,072
4.40%, 03/15/27 (a)	300,000	292,074
4.00%, 10/01/27 (a)	200,000	190,900
5.55%, 02/15/28 (a)	250,000	253,942
4.95%, 06/15/28 (a)	350,000	347,959
5.25%, 04/15/29 (a)	300,000	299,520
3.75%, 05/15/30 (a)	550,000	507,787
5.75%, 02/15/33 (a)	525,000	536,392
4.90%, 03/15/35 (a)	150,000	140,366
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	200,000	196,326
2.90%, 05/15/25 (a)	300,000	286,221
4.75%, 01/15/26 (a)	350,000	346,076
4.20%, 04/15/27 (a)	250,000	240,780
5.50%, 06/01/27 (a)	350,000	354,658
6.63%, 10/15/36	125,000	131,731
7.50%, 07/01/38	100,000	112,867
6.05%, 06/01/41 (a)	200,000	202,192
6.50%, 02/01/42 (a)	250,000	259,805
5.15%, 02/01/43 (a)	150,000	130,976
5.95%, 10/01/43 (a)	148,000	141,951
5.15%, 03/15/45 (a)	300,000	260,676
6.13%, 12/15/45 (a)	300,000	290,163
5.30%, 04/15/47 (a)	250,000	220,110
6.00%, 06/15/48 (a)	300,000	286,506
6.25%, 04/15/49 (a)	500,000	496,810
5.00%, 05/15/50 (a)	550,000	468,528
Eni USA, Inc.
7.30%, 11/15/27	150,000	164,903
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	400,000	393,884
5.05%, 01/10/26	200,000	203,100
3.70%, 02/15/26 (a)	150,000	146,507
3.95%, 02/15/27 (a)	25,000	24,473
4.15%, 10/16/28 (a)	300,000	291,894
3.13%, 07/31/29 (a)	450,000	412,411
2.80%, 01/31/30 (a)	400,000	356,024
6.65%, 10/15/34	200,000	220,602
7.55%, 04/15/38	150,000	177,585
6.13%, 10/15/39	225,000	245,785
6.45%, 09/01/40	245,000	270,465
5.95%, 02/01/41	200,000	212,272
5.70%, 02/15/42	150,000	153,857
4.85%, 08/15/42 (a)	200,000	187,404
4.45%, 02/15/43 (a)	300,000	267,600
4.85%, 03/15/44 (a)	400,000	373,100
5.10%, 02/15/45 (a)	350,000	335,667
4.90%, 05/15/46 (a)	250,000	232,845
4.25%, 02/15/48 (a)	350,000	298,728
4.80%, 02/01/49 (a)	350,000	322,367
4.20%, 01/31/50 (a)	350,000	297,283
3.70%, 01/31/51 (a)	325,000	252,723
3.20%, 02/15/52 (a)	350,000	249,753
4.95%, 10/15/54 (a)	125,000	113,699
3.95%, 01/31/60 (a)	325,000	252,775
5.25%, 08/16/77 (a)(b)	300,000	256,044
5.38%, 02/15/78 (a)(b)	385,000	308,955
EOG Resources, Inc.
3.15%, 04/01/25 (a)	150,000	145,638
4.15%, 01/15/26 (a)	250,000	248,142
4.38%, 04/15/30 (a)	200,000	199,670
3.90%, 04/01/35 (a)	165,000	151,808
4.95%, 04/15/50 (a)	200,000	202,056
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
EQT Corp.
6.13%, 02/01/25 (a)(f)	300,000	302,043
3.90%, 10/01/27 (a)	400,000	376,024
5.70%, 04/01/28 (a)	200,000	201,074
7.00%, 02/01/30 (a)(f)	200,000	210,578
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	200,000	193,554
2.71%, 03/06/25 (a)	500,000	485,710
2.99%, 03/19/25 (a)	800,000	778,688
3.04%, 03/01/26 (a)	750,000	728,355
2.28%, 08/16/26 (a)	300,000	282,015
3.29%, 03/19/27 (a)	300,000	293,634
2.44%, 08/16/29 (a)	250,000	229,335
3.48%, 03/19/30 (a)	550,000	525,750
2.61%, 10/15/30 (a)	600,000	539,712
3.00%, 08/16/39 (a)	300,000	243,672
4.23%, 03/19/40 (a)	550,000	516,758
3.57%, 03/06/45 (a)	300,000	249,921
4.11%, 03/01/46 (a)	750,000	677,887
3.10%, 08/16/49 (a)	450,000	339,862
4.33%, 03/19/50 (a)	775,000	719,735
3.45%, 04/15/51 (a)	650,000	520,312
Halliburton Co.
3.80%, 11/15/25 (a)	134,000	131,474
2.92%, 03/01/30 (a)	300,000	267,648
4.85%, 11/15/35 (a)	300,000	288,723
6.70%, 09/15/38	250,000	275,815
7.45%, 09/15/39	300,000	349,830
4.75%, 08/01/43 (a)	200,000	176,816
5.00%, 11/15/45 (a)	600,000	546,996
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	166,116
Hess Corp.
3.50%, 07/15/24 (a)	100,000	97,832
4.30%, 04/01/27 (a)	200,000	195,354
7.88%, 10/01/29	200,000	226,260
7.30%, 08/15/31	163,000	181,756
7.13%, 03/15/33	150,000	166,140
6.00%, 01/15/40	200,000	202,526
5.60%, 02/15/41	375,000	361,886
5.80%, 04/01/47 (a)	175,000	171,796
HF Sinclair Corp.
5.88%, 04/01/26 (a)	260,000	263,107
4.50%, 10/01/30 (a)	125,000	113,648
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (a)	425,000	421,183
7.40%, 03/15/31	300,000	334,299
7.75%, 03/15/32	50,000	57,242
5.80%, 03/15/35	300,000	305,895
6.50%, 02/01/37	200,000	212,060
6.95%, 01/15/38	350,000	393,414
6.50%, 09/01/39	350,000	369,271
6.55%, 09/15/40	200,000	206,524
7.50%, 11/15/40	150,000	170,522
6.38%, 03/01/41	250,000	259,222
5.63%, 09/01/41	150,000	142,668
5.00%, 08/15/42 (a)	200,000	178,378
4.70%, 11/01/42 (a)	100,000	85,947
5.00%, 03/01/43 (a)	300,000	265,203
5.50%, 03/01/44 (a)	100,000	94,394
5.40%, 09/01/44 (a)	250,000	231,850
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	500,000	492,855
4.30%, 03/01/28 (a)	390,000	383,542
2.00%, 02/15/31 (a)	350,000	282,653
7.80%, 08/01/31	200,000	229,854
7.75%, 01/15/32	250,000	291,570

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.55%, 06/01/45 (a)	500,000	475,185
5.05%, 02/15/46 (a)	150,000	132,705
5.20%, 03/01/48 (a)	246,000	221,621
3.25%, 08/01/50 (a)	275,000	182,592
5.45%, 08/01/52 (a)	225,000	209,558
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	225,905
5.15%, 10/15/43 (a)	200,000	181,686
4.25%, 09/15/46 (a)	150,000	119,726
4.20%, 10/03/47 (a)	200,000	160,924
4.85%, 02/01/49 (a)	99,000	86,345
3.95%, 03/01/50 (a)	475,000	360,900
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	290,961
6.80%, 03/15/32	88,000	93,099
6.60%, 10/01/37	250,000	255,775
5.20%, 06/01/45 (a)	150,000	130,986
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	200,000	196,750
4.70%, 05/01/25 (a)	300,000	299,784
5.13%, 12/15/26 (a)	200,000	202,100
3.80%, 04/01/28 (a)	150,000	143,871
6.50%, 03/01/41 (a)	350,000	373,590
4.75%, 09/15/44 (a)	250,000	215,467
4.50%, 04/01/48 (a)	100,000	82,330
5.00%, 09/15/54 (a)	125,000	108,663
MPLX LP
4.88%, 12/01/24 (a)	300,000	298,278
4.00%, 02/15/25 (a)	150,000	147,000
4.88%, 06/01/25 (a)	350,000	347,830
1.75%, 03/01/26 (a)	450,000	411,012
4.13%, 03/01/27 (a)	400,000	388,192
4.25%, 12/01/27 (a)	246,000	238,898
4.00%, 03/15/28 (a)	275,000	263,315
4.80%, 02/15/29 (a)	250,000	247,657
2.65%, 08/15/30 (a)	500,000	424,970
5.00%, 03/01/33 (a)	300,000	293,724
4.50%, 04/15/38 (a)	500,000	444,615
5.20%, 03/01/47 (a)	300,000	269,247
5.20%, 12/01/47 (a)	150,000	134,127
4.70%, 04/15/48 (a)	400,000	337,712
5.50%, 02/15/49 (a)	425,000	396,716
4.95%, 03/14/52 (a)	400,000	347,996
4.90%, 04/15/58 (a)	200,000	166,966
National Fuel Gas Co.
5.20%, 07/15/25 (a)	200,000	199,956
5.50%, 01/15/26 (a)	150,000	150,197
3.95%, 09/15/27 (a)	150,000	141,326
4.75%, 09/01/28 (a)	100,000	96,411
2.95%, 03/01/31 (a)	50,000	40,265
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	242,452
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	136,046
3.95%, 12/01/42 (a)	300,000	222,351
ONEOK Partners LP
4.90%, 03/15/25 (a)	175,000	174,134
6.65%, 10/01/36	175,000	183,206
6.85%, 10/15/37	225,000	238,448
6.13%, 02/01/41 (a)	50,000	49,554
6.20%, 09/15/43 (a)	150,000	148,929
ONEOK, Inc.
2.75%, 09/01/24 (a)	150,000	145,271
2.20%, 09/15/25 (a)	150,000	139,482
5.85%, 01/15/26 (a)	200,000	203,684
4.00%, 07/13/27 (a)	200,000	191,474
4.55%, 07/15/28 (a)	275,000	266,194
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 03/15/29 (a)	200,000	189,590
3.40%, 09/01/29 (a)	250,000	223,192
3.10%, 03/15/30 (a)	300,000	263,328
6.35%, 01/15/31 (a)	200,000	209,058
6.00%, 06/15/35	100,000	99,509
4.95%, 07/13/47 (a)	225,000	189,358
5.20%, 07/15/48 (a)	300,000	260,118
4.45%, 09/01/49 (a)	200,000	155,954
4.50%, 03/15/50 (a)	50,000	38,825
7.15%, 01/15/51 (a)	100,000	108,051
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	150,000	150,522
Ovintiv, Inc.
7.20%, 11/01/31	100,000	107,169
7.38%, 11/01/31	200,000	216,982
6.50%, 08/15/34	100,000	101,078
6.63%, 08/15/37	100,000	101,189
6.50%, 02/01/38	200,000	199,812
Phillips 66
3.85%, 04/09/25 (a)	200,000	195,846
1.30%, 02/15/26 (a)	200,000	181,798
3.90%, 03/15/28 (a)	200,000	192,804
2.15%, 12/15/30 (a)	250,000	206,502
4.65%, 11/15/34 (a)	300,000	288,342
5.88%, 05/01/42	400,000	426,972
4.88%, 11/15/44 (a)	425,000	398,229
3.30%, 03/15/52 (a)	300,000	213,000
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(c)	200,000	194,504
3.75%, 03/01/28 (a)	175,000	166,387
3.15%, 12/15/29 (a)(c)	150,000	135,491
4.68%, 02/15/45 (a)(c)	200,000	179,976
4.90%, 10/01/46 (a)(c)	175,000	160,433
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	300,000	272,673
5.10%, 03/29/26	300,000	301,293
1.90%, 08/15/30 (a)	300,000	244,284
2.15%, 01/15/31 (a)	250,000	205,797
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	256,925
4.30%, 01/31/43 (a)	200,000	149,696
4.90%, 02/15/45 (a)	200,000	160,462
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	400,000	396,812
4.50%, 12/15/26 (a)	410,000	401,681
3.55%, 12/15/29 (a)	150,000	134,420
3.80%, 09/15/30 (a)	200,000	178,772
5.15%, 06/01/42 (a)	150,000	126,632
4.70%, 06/15/44 (a)	100,000	78,535
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	750,000	754,867
5.88%, 06/30/26 (a)	500,000	510,850
5.00%, 03/15/27 (a)	400,000	398,852
4.20%, 03/15/28 (a)	450,000	432,616
4.50%, 05/15/30 (a)	525,000	507,775
5.90%, 09/15/37 (a)(c)	150,000	153,108
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	185,306
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	225,000	199,426
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	288,558
3.25%, 05/11/25	800,000	782,624
2.88%, 05/10/26	500,000	479,325
2.50%, 09/12/26	200,000	188,566
3.88%, 11/13/28 (a)	600,000	591,300

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 11/07/29 (a)	475,000	422,052
2.75%, 04/06/30 (a)	500,000	456,700
4.13%, 05/11/35	500,000	480,520
6.38%, 12/15/38	800,000	925,352
2.88%, 11/26/41 (a)	125,000	95,864
3.63%, 08/21/42	150,000	126,401
4.55%, 08/12/43	375,000	356,059
4.38%, 05/11/45	625,000	577,569
4.00%, 05/10/46	725,000	633,476
3.75%, 09/12/46	400,000	339,164
3.13%, 11/07/49 (a)	500,000	373,685
3.25%, 04/06/50 (a)	600,000	458,436
3.00%, 11/26/51 (a)	200,000	144,566
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	200,000	193,990
5.95%, 09/25/43 (a)	200,000	202,290
4.50%, 03/15/45 (a)	100,000	84,562
Suncor Energy, Inc.
5.95%, 12/01/34	150,000	155,024
5.95%, 05/15/35	250,000	250,407
6.80%, 05/15/38	200,000	219,922
6.50%, 06/15/38	375,000	402,821
6.85%, 06/01/39	150,000	164,501
4.00%, 11/15/47 (a)	150,000	119,844
3.75%, 03/04/51 (a)	200,000	152,516
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	125,000	127,024
6.10%, 02/15/42	100,000	97,649
4.95%, 01/15/43 (a)	250,000	212,010
5.30%, 04/01/44 (a)	250,000	222,057
5.35%, 05/15/45 (a)	100,000	88,781
5.40%, 10/01/47 (a)	400,000	356,760
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	223,506
4.20%, 02/01/33 (a)	200,000	179,850
6.13%, 03/15/33 (a)	250,000	258,840
4.95%, 04/15/52 (a)	200,000	166,318
6.50%, 02/15/53 (a)	250,000	256,132
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	461,970
5.50%, 03/01/30 (a)	200,000	195,282
4.88%, 02/01/31 (a)	350,000	330,624
4.00%, 01/15/32 (a)	400,000	350,000
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	197,014
3.90%, 05/25/27 (a)	100,000	96,666
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	106,854
Tosco Corp.
8.13%, 02/15/30	100,000	119,284
TotalEnergies Capital International S.A.
3.75%, 04/10/24	200,000	198,716
2.43%, 01/10/25 (a)	300,000	290,628
3.46%, 02/19/29 (a)	356,000	339,952
2.83%, 01/10/30 (a)	375,000	342,525
2.99%, 06/29/41 (a)	275,000	215,575
3.46%, 07/12/49 (a)	300,000	238,263
3.13%, 05/29/50 (a)	700,000	519,673
3.39%, 06/29/60 (a)	250,000	187,928
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	271,342
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	150,000	140,853
4.88%, 01/15/26 (a)	350,000	349,559
4.25%, 05/15/28 (a)	575,000	558,198
4.10%, 04/15/30 (a)	150,000	141,167
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 10/12/31 (a)	150,000	122,828
4.63%, 03/01/34 (a)	400,000	375,536
6.20%, 10/15/37	350,000	369,337
4.75%, 05/15/38 (a)	200,000	185,954
7.25%, 08/15/38	200,000	228,532
7.63%, 01/15/39	400,000	475,960
6.10%, 06/01/40	250,000	258,512
5.00%, 10/16/43 (a)	200,000	182,534
4.88%, 05/15/48 (a)	350,000	315,070
5.10%, 03/15/49 (a)	300,000	279,258
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	268,067
4.00%, 03/15/28 (a)	150,000	143,724
3.25%, 05/15/30 (a)	300,000	272,679
5.40%, 08/15/41 (a)	125,000	124,016
4.45%, 08/01/42 (a)	125,000	110,393
4.60%, 03/15/48 (a)	200,000	175,760
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	180,906
4.35%, 06/01/28 (a)	150,000	147,242
4.00%, 04/01/29 (a)	150,000	144,747
2.80%, 12/01/31 (a)	175,000	147,504
7.50%, 04/15/32	150,000	172,922
6.63%, 06/15/37	400,000	437,908
4.90%, 03/15/45 (e)	250,000	229,660
3.65%, 12/01/51 (a)	200,000	145,762
4.00%, 06/01/52 (a)	175,000	135,730
Valero Energy Partners LP
4.50%, 03/15/28 (a)	200,000	197,702
Western Midstream Operating LP
3.35%, 02/01/25 (a)(b)(g)	200,000	191,378
3.95%, 06/01/25 (a)	100,000	95,986
4.65%, 07/01/26 (a)	150,000	145,334
4.50%, 03/01/28 (a)	100,000	94,709
4.75%, 08/15/28 (a)	100,000	95,318
4.30%, 02/01/30 (a)	300,000	273,258
5.45%, 04/01/44 (a)	175,000	153,031
5.30%, 03/01/48 (a)	125,000	106,861
5.50%, 02/01/50 (a)	200,000	170,164
Williams Cos., Inc.
4.55%, 06/24/24 (a)	350,000	347,669
3.90%, 01/15/25 (a)	237,000	232,902
4.00%, 09/15/25 (a)	250,000	244,890
3.75%, 06/15/27 (a)	500,000	480,515
3.50%, 11/15/30 (a)	350,000	317,849
7.50%, 01/15/31	100,000	111,727
2.60%, 03/15/31 (a)	350,000	293,839
8.75%, 03/15/32	150,000	180,611
6.30%, 04/15/40	400,000	422,248
5.80%, 11/15/43 (a)	150,000	149,105
5.40%, 03/04/44 (a)	175,000	165,265
5.75%, 06/24/44 (a)	200,000	196,858
4.90%, 01/15/45 (a)	125,000	110,326
5.10%, 09/15/45 (a)	350,000	322,392
4.85%, 03/01/48 (a)	300,000	266,250
3.50%, 10/15/51 (a)	250,000	178,203
5.30%, 08/15/52 (a)	225,000	212,715
		118,325,921
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	130,000	115,012
California Institute of Technology
4.32%, 08/01/45	100,000	94,658
4.70%, 11/01/11	100,000	93,542
3.65%, 09/01/19 (a)	150,000	106,721

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Case Western Reserve University
5.41%, 06/01/22 (a)	150,000	147,514
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	292,365
4.00%, 05/01/32 (a)	200,000	192,346
Duke University
2.68%, 10/01/44	150,000	113,943
2.76%, 10/01/50	100,000	71,697
2.83%, 10/01/55	200,000	142,276
Emory University
2.14%, 09/01/30 (a)	200,000	171,260
2.97%, 09/01/50 (a)	50,000	36,864
George Washington University
4.30%, 09/15/44	125,000	112,383
4.87%, 09/15/45	150,000	147,043
4.13%, 09/15/48 (a)	225,000	202,257
Georgetown University
4.32%, 04/01/49 (a)	101,000	87,654
2.94%, 04/01/50	125,000	85,835
5.22%, 10/01/18 (a)	100,000	93,424
Howard University
5.21%, 10/01/52 (a)	50,000	42,039
Johns Hopkins University
4.08%, 07/01/53	150,000	134,766
2.81%, 01/01/60 (a)	150,000	99,986
Leland Stanford Junior University
3.65%, 05/01/48 (a)	200,000	175,302
2.41%, 06/01/50 (a)	250,000	170,010
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	47,785
2.99%, 07/01/50 (a)	200,000	153,462
2.29%, 07/01/51 (a)	150,000	98,675
3.07%, 04/01/52 (a)	100,000	78,213
5.60%, 07/01/11	240,000	270,377
4.68%, 07/01/14	150,000	142,269
3.89%, 07/01/16	150,000	119,963
Northeastern University
2.89%, 10/01/50	100,000	70,865
Northwestern University
4.64%, 12/01/44	200,000	198,638
2.64%, 12/01/50 (a)	100,000	70,185
3.66%, 12/01/57 (a)	100,000	81,610
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	53,073
3.15%, 07/15/46 (a)	207,000	166,376
2.52%, 10/15/50 (a)	200,000	138,112
3.75%, 11/15/52 (a)	150,000	131,641
3.30%, 07/15/56 (a)	150,000	120,316
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	171,680
2.35%, 01/15/32 (a)	200,000	158,798
3.05%, 10/01/41 (a)	200,000	139,922
The American University
3.67%, 04/01/49	200,000	163,104
Thomas Jefferson University
3.85%, 11/01/57 (a)	150,000	112,824
Trustees of Boston College
3.13%, 07/01/52	150,000	110,910
Trustees of Princeton University
5.70%, 03/01/39	225,000	254,358
2.52%, 07/01/50 (a)	200,000	142,456
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	65,910
4.67%, 09/01/12	100,000	92,239
3.61%, 02/15/19 (a)	100,000	72,276
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Chicago
2.76%, 04/01/45 (a)	150,000	117,042
2.55%, 04/01/50 (a)	200,000	141,014
4.00%, 10/01/53 (a)	125,000	109,431
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	126,214
3.39%, 02/15/48 (a)	149,000	124,829
University of Southern California
3.03%, 10/01/39	200,000	166,026
3.84%, 10/01/47 (a)	150,000	133,182
2.81%, 10/01/50 (a)	100,000	70,394
2.95%, 10/01/51 (a)	125,000	89,825
5.25%, 10/01/11	100,000	105,248
3.23%, 10/01/20 (a)	125,000	78,545
William Marsh Rice University
3.57%, 05/15/45	150,000	131,577
3.77%, 05/15/55	125,000	108,315
Yale University
0.87%, 04/15/25 (a)	125,000	117,151
1.48%, 04/15/30 (a)	200,000	167,900
2.40%, 04/15/50 (a)	200,000	135,726
		8,277,353
Technology 2.4%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	143,616
3.25%, 02/01/25 (a)	230,000	225,563
2.15%, 02/01/27 (a)	275,000	255,904
2.30%, 02/01/30 (a)	300,000	266,547
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	144,251
4.39%, 06/01/52 (a)	150,000	139,892
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	207,063
2.00%, 08/15/26 (a)	500,000	468,780
0.80%, 08/15/27 (a)	300,000	263,274
1.10%, 08/15/30 (a)	600,000	491,280
1.90%, 08/15/40 (a)	400,000	280,592
2.05%, 08/15/50 (a)	750,000	479,032
2.25%, 08/15/60 (a)	575,000	352,969
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	210,990
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	145,221
3.50%, 12/05/26 (a)	225,000	218,779
3.45%, 06/15/27 (a)(c)	200,000	192,560
1.70%, 10/01/28 (a)	200,000	174,050
2.10%, 10/01/31 (a)	350,000	295,242
2.80%, 10/01/41 (a)	300,000	229,575
2.95%, 10/01/51 (a)	325,000	238,531
Apple Inc.
3.45%, 05/06/24	500,000	494,435
2.85%, 05/11/24 (a)	450,000	442,449
1.80%, 09/11/24 (a)	250,000	241,312
2.75%, 01/13/25 (a)	400,000	390,128
2.50%, 02/09/25	300,000	291,384
1.13%, 05/11/25 (a)	500,000	469,415
3.20%, 05/13/25	600,000	589,104
0.55%, 08/20/25 (a)	400,000	368,812
0.70%, 02/08/26 (a)	750,000	682,650
3.25%, 02/23/26 (a)	950,000	929,879
2.45%, 08/04/26 (a)	600,000	571,488
2.05%, 09/11/26 (a)	550,000	514,481
3.35%, 02/09/27 (a)	600,000	586,002
3.20%, 05/11/27 (a)	500,000	487,280
3.00%, 06/20/27 (a)	250,000	241,595

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 09/12/27 (a)	550,000	526,806
3.00%, 11/13/27 (a)	450,000	432,373
1.20%, 02/08/28 (a)	750,000	659,647
1.40%, 08/05/28 (a)	650,000	570,219
3.25%, 08/08/29 (a)	300,000	287,475
2.20%, 09/11/29 (a)	550,000	492,558
1.65%, 05/11/30 (a)	550,000	468,748
1.25%, 08/20/30 (a)	400,000	328,428
1.65%, 02/08/31 (a)	800,000	670,048
1.70%, 08/05/31 (a)	350,000	291,298
3.35%, 08/08/32 (a)	450,000	425,200
4.50%, 02/23/36 (a)	300,000	310,206
2.38%, 02/08/41 (a)	450,000	337,549
3.85%, 05/04/43	800,000	729,952
4.45%, 05/06/44	230,000	230,393
3.45%, 02/09/45	600,000	516,534
4.38%, 05/13/45	700,000	680,127
4.65%, 02/23/46 (a)	850,000	854,173
3.85%, 08/04/46 (a)	588,000	525,278
4.25%, 02/09/47 (a)	300,000	289,005
3.75%, 09/12/47 (a)	350,000	306,229
3.75%, 11/13/47 (a)	419,000	368,297
2.95%, 09/11/49 (a)	500,000	378,215
2.65%, 05/11/50 (a)	750,000	530,715
2.40%, 08/20/50 (a)	450,000	302,373
2.65%, 02/08/51 (a)	350,000	245,791
2.70%, 08/05/51 (a)	525,000	370,272
3.95%, 08/08/52 (a)	500,000	448,730
2.55%, 08/20/60 (a)	650,000	431,736
2.80%, 02/08/61 (a)	550,000	375,204
2.85%, 08/05/61 (a)	450,000	310,941
4.10%, 08/08/62 (a)	200,000	179,144
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	247,025
3.30%, 04/01/27 (a)	400,000	386,492
1.75%, 06/01/30 (a)	250,000	210,253
5.10%, 10/01/35 (a)	100,000	104,532
5.85%, 06/15/41	150,000	167,228
4.35%, 04/01/47 (a)	125,000	117,576
2.75%, 06/01/50 (a)	325,000	233,730
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	200,000	194,554
4.00%, 04/01/25 (a)	50,000	48,570
3.88%, 01/12/28 (a)	225,000	213,867
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	198,216
3.50%, 06/15/27 (a)	75,000	72,206
2.85%, 01/15/30 (a)	50,000	44,278
2.40%, 12/15/31 (a)	375,000	312,180
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	245,572
1.70%, 05/15/28 (a)	350,000	312,634
1.25%, 09/01/30 (a)	350,000	287,430
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	247,137
5.50%, 06/01/32 (a)	150,000	147,278
Baidu, Inc.
4.38%, 05/14/24 (a)	200,000	198,534
3.08%, 04/07/25 (a)	200,000	192,352
1.72%, 04/09/26 (a)	200,000	181,314
3.63%, 07/06/27	200,000	190,636
4.38%, 03/29/28 (a)	200,000	195,182
4.88%, 11/14/28 (a)	200,000	198,982
3.43%, 04/07/30 (a)	200,000	181,958
2.38%, 08/23/31 (a)	200,000	164,978
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,489
3.88%, 01/15/27 (a)	800,000	773,800
3.50%, 01/15/28 (a)	250,000	234,643
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	195,128
3.15%, 11/15/25 (a)	250,000	240,082
3.46%, 09/15/26 (a)	204,000	195,216
1.95%, 02/15/28 (a)(c)	300,000	260,904
4.11%, 09/15/28 (a)	400,000	382,752
4.75%, 04/15/29 (a)	300,000	296,421
5.00%, 04/15/30 (a)	200,000	198,768
4.15%, 11/15/30 (a)	593,000	550,547
2.45%, 02/15/31 (a)(c)	800,000	655,528
4.15%, 04/15/32 (a)(c)	350,000	319,245
4.30%, 11/15/32 (a)	575,000	529,023
2.60%, 02/15/33 (a)(c)	600,000	471,012
3.42%, 04/15/33 (a)(c)	600,000	502,518
3.47%, 04/15/34 (a)(c)	850,000	699,031
3.14%, 11/15/35 (a)(c)	881,000	679,603
3.19%, 11/15/36 (a)(c)	707,000	536,542
4.93%, 05/15/37 (a)(c)	655,000	594,858
3.50%, 02/15/41 (a)(c)	900,000	679,356
3.75%, 02/15/51 (a)(c)	500,000	370,290
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	191,868
2.90%, 12/01/29 (a)	250,000	219,028
2.60%, 05/01/31 (a)	250,000	210,110
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	99,025
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	175,422
4.13%, 05/01/25 (a)	175,000	171,262
2.67%, 12/01/26 (a)	275,000	251,482
4.25%, 04/01/28 (a)	150,000	140,802
3.28%, 12/01/28 (a)	150,000	132,897
3.25%, 02/15/29 (a)	300,000	264,411
3.57%, 12/01/31 (a)	250,000	215,243
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	179,986
2.30%, 09/14/31 (a)	150,000	119,579
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	49,056
2.95%, 02/28/26	150,000	145,316
2.50%, 09/20/26 (a)	450,000	425,826
5.90%, 02/15/39	500,000	565,035
5.50%, 01/15/40	700,000	765,632
Corning, Inc.
5.75%, 08/15/40	150,000	157,799
4.75%, 03/15/42	50,000	47,058
5.35%, 11/15/48 (a)	150,000	150,651
3.90%, 11/15/49 (a)	150,000	116,781
4.38%, 11/15/57 (a)	400,000	340,788
5.85%, 11/15/68 (a)	100,000	100,399
5.45%, 11/15/79 (a)	350,000	322,903
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	250,000	246,620
5.85%, 07/15/25 (a)	200,000	203,536
6.02%, 06/15/26 (a)	1,200,000	1,232,724
4.90%, 10/01/26 (a)	500,000	498,025
6.10%, 07/15/27 (a)	200,000	210,144
5.25%, 02/01/28 (a)	250,000	252,660
5.30%, 10/01/29 (a)	550,000	553,828
6.20%, 07/15/30 (a)	300,000	316,458
5.75%, 02/01/33 (a)	250,000	249,992
8.10%, 07/15/36 (a)	401,000	467,045
3.38%, 12/15/41 (a)(c)	250,000	175,215

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
8.35%, 07/15/46 (a)	206,000	251,557
3.45%, 12/15/51 (a)(c)	400,000	261,104
Dell, Inc.
7.10%, 04/15/28	50,000	53,694
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	219,088
2.38%, 09/15/28 (a)	200,000	169,738
Equifax, Inc.
2.60%, 12/01/24 (a)	200,000	191,332
2.60%, 12/15/25 (a)	150,000	140,102
3.10%, 05/15/30 (a)	200,000	174,566
2.35%, 09/15/31 (a)	500,000	402,660
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	192,704
1.00%, 09/15/25 (a)	250,000	226,693
1.45%, 05/15/26 (a)	200,000	180,202
2.90%, 11/18/26 (a)	250,000	232,770
1.80%, 07/15/27 (a)	150,000	130,710
1.55%, 03/15/28 (a)	250,000	212,953
3.20%, 11/18/29 (a)	400,000	357,828
2.15%, 07/15/30 (a)	300,000	245,223
2.50%, 05/15/31 (a)	350,000	288,928
3.90%, 04/15/32 (a)	350,000	318,643
3.00%, 07/15/50 (a)	175,000	115,553
2.95%, 09/15/51 (a)	150,000	96,327
3.40%, 02/15/52 (a)	100,000	70,579
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	186,034
3.45%, 03/01/32 (a)	150,000	131,697
Fidelity National Information Services, Inc.
4.50%, 07/15/25	250,000	247,485
1.15%, 03/01/26 (a)	350,000	313,253
1.65%, 03/01/28 (a)	250,000	213,760
3.75%, 05/21/29 (a)	50,000	46,483
2.25%, 03/01/31 (a)	450,000	360,819
5.10%, 07/15/32 (a)	225,000	219,760
3.10%, 03/01/41 (a)	250,000	175,293
4.50%, 08/15/46 (a)	100,000	83,393
5.63%, 07/15/52 (a)	100,000	96,022
Fiserv, Inc.
2.75%, 07/01/24 (a)	600,000	582,468
3.85%, 06/01/25 (a)	250,000	244,860
3.20%, 07/01/26 (a)	800,000	759,984
2.25%, 06/01/27 (a)	200,000	181,204
4.20%, 10/01/28 (a)	300,000	290,766
3.50%, 07/01/29 (a)	750,000	696,345
2.65%, 06/01/30 (a)	200,000	172,468
5.60%, 03/02/33 (a)	250,000	259,690
4.40%, 07/01/49 (a)	525,000	447,505
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	147,761
3.75%, 02/01/26 (a)	200,000	192,828
4.88%, 06/15/29 (a)	250,000	242,190
4.88%, 05/12/30 (a)	200,000	195,054
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	180,274
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	300,000	289,842
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	188,484
2.65%, 02/15/25 (a)	200,000	190,750
1.20%, 03/01/26 (a)	400,000	356,296
2.15%, 01/15/27 (a)	350,000	310,282
4.45%, 06/01/28 (a)	150,000	143,069
3.20%, 08/15/29 (a)	400,000	352,464
5.30%, 08/15/29 (a)	150,000	148,385
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 05/15/30 (a)	275,000	233,434
2.90%, 11/15/31 (a)	250,000	205,250
5.40%, 08/15/32 (a)	225,000	220,523
4.15%, 08/15/49 (a)	200,000	149,666
5.95%, 08/15/52 (a)	200,000	191,320
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	200,000	192,490
5.90%, 10/01/24	300,000	303,861
4.90%, 10/15/25 (a)	600,000	598,566
1.75%, 04/01/26 (a)	350,000	322,294
6.20%, 10/15/35 (a)	250,000	268,802
6.35%, 10/15/45 (a)	425,000	447,614
HP, Inc.
2.20%, 06/17/25 (a)	500,000	471,955
1.45%, 06/17/26 (a)	200,000	180,122
3.00%, 06/17/27 (a)	300,000	279,771
4.00%, 04/15/29 (a)	300,000	284,889
3.40%, 06/17/30 (a)	300,000	266,355
2.65%, 06/17/31 (a)	250,000	204,143
4.20%, 04/15/32 (a)	300,000	270,969
5.50%, 01/15/33 (a)	350,000	347,154
6.00%, 09/15/41	350,000	359,282
Intel Corp.
2.88%, 05/11/24 (a)	200,000	196,970
3.40%, 03/25/25 (a)	600,000	589,974
3.70%, 07/29/25 (a)	700,000	690,235
4.88%, 02/10/26	500,000	506,605
2.60%, 05/19/26 (a)	250,000	237,660
3.75%, 03/25/27 (a)	250,000	245,750
3.15%, 05/11/27 (a)	400,000	383,548
3.75%, 08/05/27 (a)	200,000	195,786
4.88%, 02/10/28 (a)	500,000	508,185
1.60%, 08/12/28 (a)	300,000	262,371
4.00%, 08/05/29 (a)	250,000	243,510
2.45%, 11/15/29 (a)	700,000	616,728
3.90%, 03/25/30 (a)	450,000	429,637
2.00%, 08/12/31 (a)	600,000	494,118
4.15%, 08/05/32 (a)	375,000	362,299
4.00%, 12/15/32	100,000	95,563
5.20%, 02/10/33 (a)	800,000	814,296
4.60%, 03/25/40 (a)	250,000	235,630
2.80%, 08/12/41 (a)	250,000	182,438
4.80%, 10/01/41	200,000	192,520
4.25%, 12/15/42	150,000	132,489
4.90%, 07/29/45 (a)	200,000	203,178
4.10%, 05/19/46 (a)	250,000	213,620
4.10%, 05/11/47 (a)	275,000	233,750
3.73%, 12/08/47 (a)	500,000	397,485
3.25%, 11/15/49 (a)	600,000	427,914
4.75%, 03/25/50 (a)	650,000	597,142
3.05%, 08/12/51 (a)	350,000	239,533
4.90%, 08/05/52 (a)	475,000	443,275
5.70%, 02/10/53 (a)	500,000	510,455
3.10%, 02/15/60 (a)	375,000	248,066
4.95%, 03/25/60 (a)(e)	300,000	280,359
3.20%, 08/12/61 (a)	250,000	166,198
5.05%, 08/05/62 (a)	250,000	231,840
5.90%, 02/10/63 (a)	500,000	514,990
International Business Machines Corp.
3.00%, 05/15/24	750,000	736,575
4.00%, 07/27/25	300,000	296,697
7.00%, 10/30/25	150,000	159,144
4.50%, 02/06/26	300,000	299,445
3.45%, 02/19/26	500,000	486,365
3.30%, 05/15/26	900,000	867,933
3.30%, 01/27/27	350,000	335,800
2.20%, 02/09/27 (a)	200,000	184,954
1.70%, 05/15/27 (a)	100,000	89,648

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 07/27/27 (a)	300,000	297,096
3.50%, 05/15/29	1,000,000	939,990
1.95%, 05/15/30 (a)	500,000	418,435
2.72%, 02/09/32 (a)	150,000	129,410
4.40%, 07/27/32 (a)	300,000	292,251
5.88%, 11/29/32	300,000	328,800
4.15%, 05/15/39	650,000	576,589
2.85%, 05/15/40 (a)	300,000	221,289
4.00%, 06/20/42	375,000	320,962
4.70%, 02/19/46	250,000	227,785
4.25%, 05/15/49	950,000	815,736
2.95%, 05/15/50 (a)	300,000	203,241
3.43%, 02/09/52 (a)	350,000	255,745
7.13%, 12/01/96	150,000	196,493
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	138,555
1.35%, 07/15/27 (a)	200,000	178,200
1.65%, 07/15/30 (a)	150,000	125,252
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	330,414
3.60%, 01/15/30 (a)	150,000	135,759
3.00%, 01/15/31 (a)	200,000	168,812
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	136,176
3.75%, 08/15/29 (a)	200,000	186,698
2.00%, 12/10/30 (a)	150,000	119,778
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,952
4.60%, 04/06/27 (a)	250,000	247,767
3.00%, 10/30/29 (a)	200,000	177,104
KLA Corp.
4.65%, 11/01/24 (a)	250,000	249,572
4.10%, 03/15/29 (a)	274,000	270,213
4.65%, 07/15/32 (a)	300,000	302,922
5.00%, 03/15/49 (a)	150,000	147,665
3.30%, 03/01/50 (a)	250,000	191,455
5.25%, 07/15/62 (a)	350,000	354,826
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	250,000	219,438
2.70%, 10/15/28 (a)	150,000	126,236
3.15%, 10/15/31 (a)	150,000	115,572
4.10%, 10/15/41 (a)	200,000	135,174
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	147,636
3.75%, 03/15/26 (a)	150,000	147,612
4.00%, 03/15/29 (a)	300,000	294,264
1.90%, 06/15/30 (a)	250,000	210,773
4.88%, 03/15/49 (a)	245,000	242,917
2.88%, 06/15/50 (a)	250,000	176,820
3.13%, 06/15/60 (a)	125,000	86,459
Leidos, Inc.
3.63%, 05/15/25 (a)	150,000	146,001
4.38%, 05/15/30 (a)	300,000	282,753
2.30%, 02/15/31 (a)	250,000	203,753
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	136,016
2.45%, 04/15/28 (a)	250,000	218,638
4.88%, 06/22/28 (a)	164,000	161,635
2.95%, 04/15/31 (a)	150,000	125,582
Mastercard, Inc.
3.38%, 04/01/24	250,000	247,905
2.00%, 03/03/25 (a)	200,000	191,546
2.95%, 11/21/26 (a)	325,000	311,623
3.30%, 03/26/27 (a)	300,000	290,814
4.88%, 03/09/28 (a)	200,000	206,256
2.95%, 06/01/29 (a)	350,000	325,458
3.35%, 03/26/30 (a)	500,000	476,180
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 11/18/31 (a)	250,000	211,148
3.80%, 11/21/46 (a)	125,000	109,465
3.95%, 02/26/48 (a)	100,000	90,477
3.65%, 06/01/49 (a)	300,000	257,451
3.85%, 03/26/50 (a)	450,000	400,194
2.95%, 03/15/51 (a)	250,000	188,765
Microchip Technology, Inc.
0.98%, 09/01/24	300,000	283,131
4.25%, 09/01/25 (a)	300,000	295,290
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	49,890
4.19%, 02/15/27 (a)	300,000	290,097
5.33%, 02/06/29 (a)	200,000	201,120
6.75%, 11/01/29 (a)	200,000	212,944
4.66%, 02/15/30 (a)	250,000	240,230
2.70%, 04/15/32 (a)	350,000	280,311
5.88%, 02/09/33 (a)	200,000	202,374
3.37%, 11/01/41 (a)	250,000	177,208
3.48%, 11/01/51 (a)	125,000	81,695
Microsoft Corp.
2.70%, 02/12/25 (a)	550,000	536,684
3.13%, 11/03/25 (a)	900,000	878,571
2.40%, 08/08/26 (a)	1,250,000	1,189,275
3.30%, 02/06/27 (a)	1,225,000	1,202,472
3.50%, 02/12/35 (a)	525,000	498,550
4.20%, 11/03/35 (a)	150,000	151,844
3.45%, 08/08/36 (a)	450,000	417,280
4.10%, 02/06/37 (a)	475,000	472,007
3.50%, 11/15/42	50,000	44,688
3.75%, 02/12/45 (a)	75,000	68,891
4.45%, 11/03/45 (a)	200,000	200,394
3.70%, 08/08/46 (a)	550,000	499,614
4.25%, 02/06/47 (a)	300,000	295,194
2.53%, 06/01/50 (a)	1,825,000	1,290,950
2.92%, 03/17/52 (a)	1,794,000	1,361,700
4.00%, 02/12/55 (a)	200,000	188,540
3.95%, 08/08/56 (a)	200,000	183,112
4.50%, 02/06/57 (a)	250,000	258,035
2.68%, 06/01/60 (a)	1,060,000	733,668
3.04%, 03/17/62 (a)	491,000	369,247
Moody's Corp.
3.75%, 03/24/25 (a)	250,000	245,355
3.25%, 01/15/28 (a)	100,000	94,454
4.25%, 02/01/29 (a)	200,000	195,516
2.00%, 08/19/31 (a)	200,000	163,842
4.25%, 08/08/32 (a)	150,000	144,563
2.75%, 08/19/41 (a)	200,000	144,492
5.25%, 07/15/44	100,000	99,251
4.88%, 12/17/48 (a)	50,000	47,044
3.25%, 05/20/50 (a)	100,000	73,102
3.75%, 02/25/52 (a)	100,000	79,895
2.55%, 08/18/60 (a)	200,000	115,228
3.10%, 11/29/61 (a)	150,000	99,579
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	197,554
4.60%, 05/23/29 (a)	250,000	244,642
2.30%, 11/15/30 (a)	300,000	243,873
2.75%, 05/24/31 (a)	250,000	206,385
5.60%, 06/01/32 (a)	200,000	201,344
5.50%, 09/01/44	100,000	95,516
NetApp, Inc.
3.30%, 09/29/24 (a)	50,000	48,655
1.88%, 06/22/25 (a)	250,000	233,460
2.38%, 06/22/27 (a)	175,000	161,495
2.70%, 06/22/30 (a)	250,000	215,428
Nokia Oyj
4.38%, 06/12/27	200,000	191,296

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NVIDIA Corp.
0.58%, 06/14/24 (a)	250,000	238,877
3.20%, 09/16/26 (a)	400,000	389,228
1.55%, 06/15/28 (a)	225,000	198,443
2.85%, 04/01/30 (a)	500,000	455,700
2.00%, 06/15/31 (a)	400,000	336,592
3.50%, 04/01/40 (a)	300,000	258,099
3.50%, 04/01/50 (a)	550,000	451,495
3.70%, 04/01/60 (a)	150,000	120,843
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	200,000	200,770
5.55%, 12/01/28 (a)	250,000	255,672
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	200,000	189,846
3.88%, 06/18/26 (a)	250,000	241,407
3.15%, 05/01/27 (a)	200,000	185,476
4.30%, 06/18/29 (a)	350,000	336,122
3.40%, 05/01/30 (a)	450,000	405,324
2.65%, 02/15/32 (a)	300,000	246,240
3.25%, 05/11/41 (a)	350,000	255,958
3.25%, 11/30/51 (a)	350,000	234,598
Oracle Corp.
3.40%, 07/08/24 (a)	400,000	392,020
2.95%, 11/15/24 (a)	570,000	553,972
2.50%, 04/01/25 (a)	1,000,000	956,890
2.95%, 05/15/25 (a)	500,000	481,510
5.80%, 11/10/25	300,000	307,617
1.65%, 03/25/26 (a)	800,000	735,152
2.65%, 07/15/26 (a)	756,000	707,132
2.80%, 04/01/27 (a)	650,000	604,428
3.25%, 11/15/27 (a)	850,000	799,901
2.30%, 03/25/28 (a)	650,000	581,925
4.50%, 05/06/28 (a)	300,000	296,670
6.15%, 11/09/29 (a)	350,000	373,016
2.95%, 04/01/30 (a)	950,000	839,211
3.25%, 05/15/30 (a)	150,000	134,594
2.88%, 03/25/31 (a)	1,000,000	856,100
6.25%, 11/09/32 (a)	650,000	698,737
4.90%, 02/06/33 (a)	300,000	293,886
4.30%, 07/08/34 (a)	400,000	365,784
3.90%, 05/15/35 (a)	350,000	306,194
3.85%, 07/15/36 (a)	350,000	298,207
3.80%, 11/15/37 (a)	525,000	437,971
6.50%, 04/15/38	400,000	434,652
6.13%, 07/08/39	350,000	365,004
3.60%, 04/01/40 (a)	850,000	659,625
5.38%, 07/15/40	675,000	647,095
3.65%, 03/25/41 (a)	600,000	465,396
4.50%, 07/08/44 (a)	275,000	230,931
4.13%, 05/15/45 (a)	500,000	394,395
4.00%, 07/15/46 (a)	800,000	613,040
4.00%, 11/15/47 (a)	675,000	516,739
3.60%, 04/01/50 (a)	1,400,000	993,006
3.95%, 03/25/51 (a)	840,000	632,075
6.90%, 11/09/52 (a)	700,000	786,107
5.55%, 02/06/53 (a)	500,000	476,245
4.38%, 05/15/55 (a)	475,000	376,684
3.85%, 04/01/60 (a)	1,000,000	698,620
4.10%, 03/25/61 (a)	450,000	330,831
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	300,000	290,718
1.65%, 06/01/25 (a)	300,000	281,742
2.65%, 10/01/26 (a)	400,000	377,692
3.90%, 06/01/27 (a)	150,000	147,617
2.85%, 10/01/29 (a)	425,000	383,711
2.30%, 06/01/30 (a)	300,000	257,712
4.40%, 06/01/32 (a)	300,000	294,420
3.25%, 06/01/50 (a)	225,000	164,831
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 06/01/52 (a)	300,000	289,017
5.25%, 06/01/62 (a)	100,000	97,171
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	150,000	140,066
4.38%, 10/15/29 (a)	250,000	230,740
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	275,000	270,102
3.45%, 05/20/25 (a)	450,000	441,850
3.25%, 05/20/27 (a)	550,000	532,207
1.30%, 05/20/28 (a)	384,000	335,313
2.15%, 05/20/30 (a)	400,000	350,660
1.65%, 05/20/32 (a)	350,000	283,381
4.65%, 05/20/35 (a)	375,000	380,216
4.80%, 05/20/45 (a)	450,000	449,599
4.30%, 05/20/47 (a)	400,000	372,208
3.25%, 05/20/50 (a)	175,000	136,607
4.50%, 05/20/52 (a)	300,000	280,374
6.00%, 05/20/53 (a)	350,000	398,314
RELX Capital, Inc.
4.00%, 03/18/29 (a)	350,000	338,086
3.00%, 05/22/30 (a)	200,000	178,538
4.75%, 05/20/32 (a)	150,000	149,001
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	250,000	240,880
1.00%, 09/15/25 (a)	250,000	228,690
3.85%, 12/15/25 (a)	100,000	98,173
3.80%, 12/15/26 (a)	200,000	193,988
1.40%, 09/15/27 (a)	200,000	174,010
4.20%, 09/15/28 (a)	50,000	49,279
2.95%, 09/15/29 (a)	200,000	179,690
2.00%, 06/30/30 (a)	250,000	206,728
1.75%, 02/15/31 (a)	350,000	279,954
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	144,254
2.45%, 03/01/27 (a)	400,000	375,996
4.75%, 08/01/28 (a)	150,000	152,441
2.70%, 03/01/29 (a)	350,000	318,993
4.25%, 05/01/29 (a)	200,000	197,552
2.50%, 12/01/29 (a)	150,000	133,553
1.25%, 08/15/30 (a)	100,000	80,518
2.90%, 03/01/32 (a)	400,000	357,672
3.25%, 12/01/49 (a)	200,000	152,176
3.70%, 03/01/52 (a)	300,000	247,542
2.30%, 08/15/60 (a)	250,000	144,990
3.90%, 03/01/62 (a)	150,000	125,258
Salesforce, Inc.
0.63%, 07/15/24 (a)	200,000	190,096
3.70%, 04/11/28 (a)	425,000	417,813
1.50%, 07/15/28 (a)	300,000	264,882
1.95%, 07/15/31 (a)	500,000	418,680
2.70%, 07/15/41 (a)	400,000	300,516
2.90%, 07/15/51 (a)	550,000	391,138
3.05%, 07/15/61 (a)	350,000	240,604
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	363,195
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	180,942
3.00%, 06/01/31 (a)	175,000	146,829
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	250,000	234,243
1.75%, 08/09/26 (a)	300,000	262,212
2.65%, 08/09/31 (a)	150,000	118,656
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	168,556
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	159,010

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	283,281
1.13%, 09/15/26 (a)	200,000	181,216
2.90%, 11/03/27 (a)	400,000	381,260
2.25%, 09/04/29 (a)	350,000	312,879
1.75%, 05/04/30 (a)	250,000	212,320
1.90%, 09/15/31 (a)	150,000	125,867
3.88%, 03/15/39 (a)	50,000	45,640
4.15%, 05/15/48 (a)	550,000	512,022
2.70%, 09/15/51 (a)	150,000	108,350
5.00%, 03/14/53 (a)	200,000	208,974
Thomson Reuters Corp.
5.85%, 04/15/40	175,000	175,133
5.65%, 11/23/43 (a)	100,000	97,106
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	99,203
4.90%, 06/15/28 (a)	175,000	173,973
6.10%, 03/15/33 (a)	225,000	227,223
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	272,589
3.88%, 04/22/27 (a)	300,000	294,516
4.13%, 04/22/29 (a)(e)	200,000	196,680
2.50%, 10/25/31 (a)	300,000	257,811
4.25%, 04/22/32 (a)	300,000	295,263
3.13%, 10/25/41 (a)	200,000	161,706
3.25%, 10/25/51 (a)	350,000	273,616
4.50%, 04/22/52 (a)	300,000	292,143
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	162,231
3.70%, 02/15/26 (a)	250,000	245,012
3.13%, 08/15/27 (a)	150,000	141,395
7.13%, 10/01/37	100,000	119,021
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	149,940
4.75%, 07/15/27 (a)	100,000	99,715
2.70%, 06/15/31 (a)	250,000	213,185
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	293,733
4.13%, 03/15/29 (a)	175,000	167,990
5.50%, 06/15/45 (a)	150,000	147,053
3.63%, 05/15/50 (a)	100,000	73,188
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	971,600
1.90%, 04/15/27 (a)	400,000	369,544
0.75%, 08/15/27 (a)	150,000	131,018
2.75%, 09/15/27 (a)	150,000	142,314
2.05%, 04/15/30 (a)	450,000	393,300
1.10%, 02/15/31 (a)	350,000	279,961
4.15%, 12/14/35 (a)	500,000	492,985
2.70%, 04/15/40 (a)	250,000	198,295
4.30%, 12/14/45 (a)	875,000	844,847
3.65%, 09/15/47 (a)	200,000	175,788
2.00%, 08/15/50 (a)	550,000	348,386
VMware, Inc.
4.50%, 05/15/25 (a)	350,000	346,048
1.40%, 08/15/26 (a)	600,000	530,844
3.90%, 08/21/27 (a)	600,000	574,770
4.70%, 05/15/30 (a)	200,000	194,020
2.20%, 08/15/31 (a)	500,000	395,290
Western Digital Corp.
4.75%, 02/15/26 (a)	650,000	627,068
2.85%, 02/01/29 (a)	150,000	122,466
3.10%, 02/01/32 (a)	150,000	113,537
Western Union Co.
2.85%, 01/10/25 (a)	200,000	191,100
1.35%, 03/15/26 (a)	300,000	266,958
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 03/15/31 (a)	100,000	80,086
6.20%, 11/17/36	150,000	150,453
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	287,571
3.70%, 04/01/29 (a)	200,000	187,684
3.80%, 04/01/32 (a)	400,000	366,436
Xilinx, Inc.
2.95%, 06/01/24 (a)	200,000	195,996
2.38%, 06/01/30 (a)	300,000	261,519
		174,718,155
Transportation 0.5%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	133,680	122,288
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	172,659	159,022
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	359,750	323,059
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	37,822	33,769
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	293,050	255,314
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	94,419
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (a)	300,000	294,714
3.00%, 04/01/25 (a)	240,000	234,137
7.00%, 12/15/25	150,000	159,434
3.25%, 06/15/27 (a)	200,000	193,288
6.20%, 08/15/36	100,000	113,273
6.15%, 05/01/37	50,000	57,011
5.75%, 05/01/40 (a)	50,000	53,988
5.05%, 03/01/41 (a)	200,000	201,882
5.40%, 06/01/41 (a)	250,000	261,185
4.40%, 03/15/42 (a)	250,000	232,412
4.38%, 09/01/42 (a)	350,000	324,856
4.45%, 03/15/43 (a)	200,000	185,410
5.15%, 09/01/43 (a)	400,000	408,380
4.90%, 04/01/44 (a)	150,000	147,515
4.55%, 09/01/44 (a)	425,000	403,788
4.70%, 09/01/45 (a)	200,000	191,378
3.90%, 08/01/46 (a)	100,000	85,019
4.13%, 06/15/47 (a)	225,000	199,609
4.05%, 06/15/48 (a)	400,000	351,888
4.15%, 12/15/48 (a)	300,000	265,482
3.05%, 02/15/51 (a)	225,000	164,666
3.30%, 09/15/51 (a)	450,000	345,163
2.88%, 06/15/52 (a)	150,000	105,599
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	146,087
6.90%, 07/15/28	150,000	168,156
3.85%, 08/05/32 (a)	250,000	238,182
6.38%, 11/15/37	150,000	171,348
3.20%, 08/02/46 (a)	250,000	190,967
3.65%, 02/03/48 (a)	200,000	166,072
4.45%, 01/20/49 (a)	200,000	187,756
2.45%, 05/01/50 (a)	200,000	131,184
4.40%, 08/05/52 (a)	250,000	234,960
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	450,000	424,255
2.90%, 02/01/25 (a)	171,000	164,813
4.00%, 06/01/28 (a)	200,000	197,288
2.05%, 03/05/30 (a)	250,000	212,707
7.13%, 10/15/31	175,000	200,312
2.45%, 12/02/31 (a)	450,000	389,830
4.80%, 09/15/35 (a)	145,000	145,152

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 05/15/37	100,000	107,570
3.00%, 12/02/41 (a)	300,000	239,817
4.80%, 08/01/45 (a)	150,000	145,479
3.10%, 12/02/51 (a)	500,000	359,960
6.13%, 09/15/15 (a)	239,000	257,946
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	194,080
CSX Corp.
3.40%, 08/01/24 (a)	150,000	146,922
3.35%, 11/01/25 (a)	150,000	145,544
2.60%, 11/01/26 (a)	250,000	235,000
3.25%, 06/01/27 (a)	378,000	362,215
3.80%, 03/01/28 (a)	425,000	414,834
2.40%, 02/15/30 (a)	275,000	240,419
6.00%, 10/01/36	350,000	378,955
6.15%, 05/01/37	250,000	275,735
6.22%, 04/30/40	175,000	194,435
5.50%, 04/15/41 (a)	150,000	155,243
4.75%, 05/30/42 (a)	50,000	47,387
4.40%, 03/01/43 (a)	150,000	135,344
4.10%, 03/15/44 (a)	250,000	218,472
3.80%, 11/01/46 (a)	250,000	204,677
4.30%, 03/01/48 (a)	50,000	44,432
4.75%, 11/15/48 (a)	200,000	188,036
4.50%, 03/15/49 (a)	150,000	136,754
3.35%, 09/15/49 (a)	350,000	265,209
3.80%, 04/15/50 (a)	150,000	122,280
3.95%, 05/01/50 (a)	150,000	126,126
2.50%, 05/15/51 (a)	150,000	97,596
4.50%, 08/01/54 (a)	150,000	133,997
4.25%, 11/01/66 (a)	250,000	208,467
4.65%, 03/01/68 (a)	125,000	111,943
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	148,840	131,187
FedEx Corp 2020-1 Class AA Pass-Through Trust
1.88%, 02/20/34	216,580	181,481
FedEx Corp.
3.25%, 04/01/26 (a)	300,000	291,369
3.40%, 02/15/28 (a)	150,000	142,233
4.20%, 10/17/28 (a)	150,000	147,698
3.10%, 08/05/29 (a)	400,000	367,656
4.25%, 05/15/30 (a)	300,000	292,803
4.90%, 01/15/34	112,000	112,093
3.90%, 02/01/35	150,000	135,306
3.25%, 05/15/41 (a)	250,000	190,715
3.88%, 08/01/42	200,000	163,950
5.10%, 01/15/44	200,000	191,098
4.10%, 02/01/45	227,000	188,067
4.75%, 11/15/45 (a)	265,000	240,442
4.55%, 04/01/46 (a)	400,000	353,352
4.40%, 01/15/47 (a)	175,000	151,240
4.05%, 02/15/48 (a)	300,000	244,656
4.95%, 10/17/48 (a)	250,000	235,390
5.25%, 05/15/50 (a)	400,000	392,308
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	275,000	242,184
2.65%, 07/15/31 (a)	50,000	39,108
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	221,076
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	129,882	109,224
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32 (e)	217,281	200,179
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	134,801
4.30%, 05/15/43 (a)	125,000	108,973
4.95%, 08/15/45 (a)	100,000	94,312
4.70%, 05/01/48 (a)	150,000	137,903
3.50%, 05/01/50 (a)	150,000	114,206
4.20%, 11/15/69 (a)	150,000	120,363
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	188,696
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	285,591
3.15%, 06/01/27 (a)	100,000	94,648
2.55%, 11/01/29 (a)	200,000	176,290
2.30%, 05/15/31 (a)	200,000	167,996
3.00%, 03/15/32 (a)	150,000	132,219
4.84%, 10/01/41	200,000	188,992
3.95%, 10/01/42 (a)	100,000	85,679
4.45%, 06/15/45 (a)	250,000	220,937
4.65%, 01/15/46 (a)	150,000	136,680
3.94%, 11/01/47 (a)	250,000	205,492
4.15%, 02/28/48 (a)	275,000	234,110
4.10%, 05/15/49 (a)	200,000	167,630
3.40%, 11/01/49 (a)	250,000	184,567
3.05%, 05/15/50 (a)	350,000	243,316
4.05%, 08/15/52 (a)	350,000	291,413
3.70%, 03/15/53 (a)	100,000	77,248
4.55%, 06/01/53 (a)	200,000	179,992
3.16%, 05/15/55 (a)	400,000	275,480
Ryder System, Inc.
2.50%, 09/01/24 (a)	200,000	192,648
3.35%, 09/01/25 (a)	135,000	129,126
1.75%, 09/01/26 (a)	150,000	134,742
2.90%, 12/01/26 (a)	200,000	185,436
4.30%, 06/15/27 (a)	50,000	48,782
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	376,354
3.00%, 11/15/26 (a)	100,000	93,783
5.13%, 06/15/27 (a)	475,000	474,653
3.45%, 11/16/27 (a)	100,000	93,833
2.63%, 02/10/30 (a)	150,000	127,769
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	30,576	28,082
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	158,494
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	194,590
2.75%, 03/01/26 (a)	200,000	191,996
2.15%, 02/05/27 (a)	175,000	162,243
3.00%, 04/15/27 (a)	75,000	71,735
3.95%, 09/10/28 (a)	300,000	297,465
6.63%, 02/01/29	200,000	222,768
3.70%, 03/01/29 (a)	300,000	291,894
2.40%, 02/05/30 (a)	250,000	220,765
2.38%, 05/20/31 (a)	200,000	173,014
2.80%, 02/14/32 (a)	400,000	352,236
3.38%, 02/01/35 (a)	300,000	263,628
2.89%, 04/06/36 (a)	250,000	206,535
3.60%, 09/15/37 (a)	200,000	176,218
3.55%, 08/15/39 (a)	300,000	256,176
3.20%, 05/20/41 (a)	350,000	283,479
4.05%, 11/15/45 (a)	120,000	103,781
4.05%, 03/01/46 (a)	250,000	215,542
4.00%, 04/15/47 (a)	200,000	174,010
4.50%, 09/10/48 (a)	125,000	113,569
4.30%, 03/01/49 (a)	250,000	224,947
3.25%, 02/05/50 (a)	550,000	419,419
3.80%, 10/01/51 (a)	250,000	210,382

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/14/53 (a)	425,000	337,059
3.88%, 02/01/55 (a)	150,000	124,331
3.95%, 08/15/59 (a)	175,000	143,778
3.84%, 03/20/60 (a)	500,000	404,575
3.55%, 05/20/61 (a)	200,000	152,334
2.97%, 09/16/62 (a)	425,000	283,152
4.10%, 09/15/67 (a)	225,000	187,636
3.75%, 02/05/70 (a)	250,000	191,777
3.80%, 04/06/71 (a)	400,000	310,364
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	151,208	148,287
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	231,272	221,545
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	85,353	80,757
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	193,336	180,982
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	319,404	292,859
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	125,067	110,780
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	352,949	317,905
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	187,521	169,367
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	176,905	149,113
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	56,590	56,273
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	217,050	209,581
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	150,000	145,587
2.80%, 11/15/24 (a)	50,000	48,615
3.90%, 04/01/25 (a)	350,000	345,996
3.05%, 11/15/27 (a)	250,000	238,335
3.40%, 03/15/29 (a)	100,000	95,523
2.50%, 09/01/29 (a)	150,000	134,781
4.45%, 04/01/30 (a)	325,000	329,196
4.88%, 03/03/33 (a)	250,000	256,687
6.20%, 01/15/38	400,000	456,808
5.20%, 04/01/40 (a)	150,000	156,918
4.88%, 11/15/40 (a)	200,000	201,070
3.63%, 10/01/42	100,000	85,871
3.40%, 11/15/46 (a)	150,000	119,732
3.75%, 11/15/47 (a)	300,000	257,967
4.25%, 03/15/49 (a)	210,000	193,853
3.40%, 09/01/49 (a)	200,000	162,120
5.30%, 04/01/50 (a)	350,000	376,456
5.05%, 03/03/53 (a)	300,000	309,021
		39,301,325
		1,007,638,477

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	91,657
2.10%, 07/01/30 (a)	300,000	249,504
4.15%, 05/01/49 (a)	100,000	83,439
3.45%, 01/15/50 (a)	200,000	147,962
3.45%, 05/15/51 (a)	200,000	147,346
5.25%, 05/15/52 (a)	175,000	171,491
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	206,920
4.25%, 09/15/48 (a)	210,000	185,422
3.80%, 06/15/49 (a)	100,000	83,248
3.65%, 04/01/50 (a)	150,000	119,504
5.40%, 03/15/53 (a)	200,000	208,694
AES Corp.
1.38%, 01/15/26 (a)	350,000	315,150
2.45%, 01/15/31 (a)	225,000	183,904
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	201,377
3.05%, 03/15/32 (a)	200,000	176,644
3.94%, 09/01/32 (a)	200,000	187,930
6.00%, 03/01/39	225,000	241,978
3.85%, 12/01/42	150,000	126,396
3.75%, 03/01/45 (a)	175,000	141,444
4.30%, 01/02/46 (a)	150,000	131,045
3.70%, 12/01/47 (a)	200,000	159,198
4.30%, 07/15/48 (a)	100,000	87,241
3.45%, 10/01/49 (a)	200,000	150,768
3.13%, 07/15/51 (a)	200,000	141,892
3.00%, 03/15/52 (a)	150,000	103,610
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	240,295
3.65%, 02/15/26 (a)	400,000	386,476
3.50%, 01/15/31 (a)	300,000	272,928
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	189,588
4.15%, 03/15/46 (a)	175,000	151,611
3.70%, 12/01/47 (a)	175,000	144,508
4.50%, 03/15/49 (a)	150,000	140,918
3.25%, 03/15/50 (a)	100,000	74,882
5.90%, 12/01/52 (a)	100,000	112,206
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	50,000	47,080
4.30%, 12/01/28 (a)	400,000	391,100
2.30%, 03/01/30 (a)	200,000	169,102
5.95%, 11/01/32 (a)	200,000	213,332
5.63%, 03/01/33 (a)	200,000	207,462
3.25%, 03/01/50 (a)	150,000	105,411
3.88%, 02/15/62 (a)(b)	250,000	197,070
Appalachian Power Co.
3.40%, 06/01/25 (a)	300,000	290,670
3.30%, 06/01/27 (a)	300,000	284,559
7.00%, 04/01/38	210,000	244,104
4.40%, 05/15/44 (a)	150,000	129,945
4.45%, 06/01/45 (a)	150,000	129,225
4.50%, 03/01/49 (a)	150,000	129,990
3.70%, 05/01/50 (a)	200,000	154,136
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	240,660
2.20%, 12/15/31 (a)	150,000	119,571
5.05%, 09/01/41 (a)	100,000	93,422
4.35%, 11/15/45 (a)	175,000	145,569
3.75%, 05/15/46 (a)	100,000	77,044
4.20%, 08/15/48 (a)	125,000	102,498
4.25%, 03/01/49 (a)	150,000	123,243
3.35%, 05/15/50 (a)	300,000	213,078
2.65%, 09/15/50 (a)	250,000	157,008
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	291,159
3.20%, 04/15/25 (a)	175,000	168,017
3.80%, 06/01/29 (a)	195,000	183,665
Avista Corp.
4.35%, 06/01/48 (a)	150,000	135,275

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baltimore Gas and Electric Co.
6.35%, 10/01/36	125,000	139,704
3.50%, 08/15/46 (a)	200,000	155,148
3.75%, 08/15/47 (a)	100,000	81,379
4.25%, 09/15/48 (a)	150,000	130,914
3.20%, 09/15/49 (a)	100,000	74,267
2.90%, 06/15/50 (a)	150,000	103,985
4.55%, 06/01/52 (a)	175,000	159,877
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	148,098
4.05%, 04/15/25 (a)	500,000	497,720
3.25%, 04/15/28 (a)	325,000	310,989
3.70%, 07/15/30 (a)	200,000	190,340
6.13%, 04/01/36	500,000	552,810
5.95%, 05/15/37	150,000	162,152
5.15%, 11/15/43 (a)	260,000	257,267
4.50%, 02/01/45 (a)	250,000	224,597
3.80%, 07/15/48 (a)	250,000	202,650
4.45%, 01/15/49 (a)	300,000	270,159
4.25%, 10/15/50 (a)	200,000	173,208
2.85%, 05/15/51 (a)	350,000	241,279
4.60%, 05/01/53 (a)	300,000	274,557
Black Hills Corp.
1.04%, 08/23/24 (a)	200,000	188,674
3.05%, 10/15/29 (a)	150,000	131,601
2.50%, 06/15/30 (a)	200,000	167,606
4.35%, 05/01/33 (a)	150,000	138,245
4.20%, 09/15/46 (a)	100,000	80,399
3.88%, 10/15/49 (a)	100,000	75,443
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	93,425
3.00%, 03/01/32 (a)	250,000	222,402
4.45%, 10/01/32 (a)	200,000	198,624
6.95%, 03/15/33	125,000	145,810
3.55%, 08/01/42 (a)	128,000	105,701
3.95%, 03/01/48 (a)	200,000	169,680
4.25%, 02/01/49 (a)	250,000	222,640
2.90%, 07/01/50 (a)	175,000	122,029
3.60%, 03/01/52 (a)	250,000	199,187
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	200,000	191,942
4.25%, 11/01/28 (a)	120,000	115,892
2.95%, 03/01/30 (a)	300,000	263,439
3.70%, 09/01/49 (a)	175,000	134,517
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	161,894
4.97%, 05/01/46 (a)	150,000	132,228
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	332,871
3.45%, 08/15/27 (a)	200,000	190,658
4.88%, 03/01/44 (a)	100,000	92,168
4.75%, 06/01/50 (a)(b)	200,000	173,246
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	304,928
3.70%, 08/15/28 (a)	600,000	577,176
6.45%, 01/15/38	300,000	350,709
3.80%, 10/01/42 (a)	200,000	170,196
4.60%, 08/15/43 (a)	150,000	140,933
4.70%, 01/15/44 (a)	150,000	142,787
3.70%, 03/01/45 (a)	100,000	80,703
4.35%, 11/15/45 (a)	150,000	133,220
3.65%, 06/15/46 (a)	250,000	198,325
3.75%, 08/15/47 (a)	200,000	163,562
4.00%, 03/01/48 (a)	150,000	127,793
4.00%, 03/01/49 (a)	300,000	252,330
3.20%, 11/15/49 (a)	100,000	73,937
3.00%, 03/01/50 (a)	300,000	213,711
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 03/15/51 (a)	250,000	180,040
3.85%, 03/15/52 (a)	100,000	81,851
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	45,259
3.20%, 03/15/27 (a)	200,000	192,240
2.05%, 07/01/31 (a)	350,000	291,207
4.30%, 04/15/44 (a)	150,000	134,049
4.00%, 04/01/48 (a)	250,000	216,105
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	196,072
3.35%, 04/01/30 (a)	400,000	369,560
5.30%, 03/01/35	150,000	153,464
5.85%, 03/15/36	150,000	159,153
6.75%, 04/01/38	200,000	232,076
5.50%, 12/01/39	250,000	253,947
5.70%, 06/15/40	150,000	155,568
4.20%, 03/15/42	100,000	87,596
3.95%, 03/01/43 (a)	300,000	253,320
4.45%, 03/15/44 (a)	275,000	246,642
4.50%, 12/01/45 (a)	200,000	180,338
3.88%, 06/15/47 (a)	150,000	122,903
4.13%, 05/15/49 (a)	200,000	169,626
3.95%, 04/01/50 (a)	350,000	291,592
6.15%, 11/15/52 (a)	250,000	282,080
4.63%, 12/01/54 (a)	250,000	223,765
4.30%, 12/01/56 (a)	200,000	168,756
4.00%, 11/15/57 (a)	150,000	122,693
4.50%, 05/15/58 (a)	190,000	164,950
3.70%, 11/15/59 (a)	225,000	169,688
3.00%, 12/01/60 (a)	200,000	131,994
3.60%, 06/15/61 (a)	200,000	151,894
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	241,547
5.60%, 03/01/28 (a)	200,000	206,184
5.80%, 03/01/33 (a)	200,000	206,748
Consumers Energy Co.
3.95%, 05/15/43 (a)	250,000	215,087
4.05%, 05/15/48 (a)	200,000	171,672
4.35%, 04/15/49 (a)	200,000	182,344
3.75%, 02/15/50 (a)	150,000	122,682
3.10%, 08/15/50 (a)	300,000	216,195
3.50%, 08/01/51 (a)	125,000	97,615
2.50%, 05/01/60 (a)	350,000	205,873
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	150,000	120,326
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	200,000	171,148
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	124,850
5.30%, 05/15/33	100,000	105,295
6.05%, 01/15/38	250,000	277,097
5.45%, 02/01/41 (a)	100,000	102,380
5.10%, 06/01/65 (a)	200,000	201,924
Dominion Energy, Inc.
3.07%, 08/15/24	225,000	218,990
3.90%, 10/01/25 (a)	200,000	195,654
1.45%, 04/15/26 (a)	150,000	135,915
2.85%, 08/15/26 (a)	300,000	282,102
3.60%, 03/15/27 (a)	200,000	192,406
4.25%, 06/01/28 (a)	350,000	341,099
3.38%, 04/01/30 (a)	400,000	363,264
5.38%, 11/15/32 (a)	250,000	257,055
6.30%, 03/15/33	45,000	49,785
5.25%, 08/01/33	300,000	303,807
5.95%, 06/15/35	150,000	159,221
7.00%, 06/15/38	100,000	114,282
4.90%, 08/01/41 (a)	200,000	183,898

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 09/15/42 (a)	200,000	161,246
4.70%, 12/01/44 (a)	150,000	134,099
4.60%, 03/15/49 (a)	150,000	131,759
5.75%, 10/01/54 (a)(b)	100,000	94,342
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	146,288
2.25%, 03/01/30 (a)	200,000	173,942
2.63%, 03/01/31 (a)	300,000	259,908
4.00%, 04/01/43 (a)	125,000	108,559
4.30%, 07/01/44 (a)	150,000	134,384
3.70%, 03/15/45 (a)	150,000	123,078
3.70%, 06/01/46 (a)	100,000	80,648
3.75%, 08/15/47 (a)	150,000	122,445
4.05%, 05/15/48 (a)	175,000	150,266
3.95%, 03/01/49 (a)	239,000	202,359
2.95%, 03/01/50 (a)	50,000	35,371
3.25%, 04/01/51 (a)	150,000	111,623
5.40%, 04/01/53 (a)	200,000	209,810
DTE Energy Co.
2.53%, 10/01/24	170,000	163,798
4.22%, 11/01/24	400,000	396,180
2.85%, 10/01/26 (a)	320,000	300,304
3.40%, 06/15/29 (a)	250,000	229,897
2.95%, 03/01/30 (a)	150,000	132,020
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	231,820
2.45%, 02/01/30 (a)	250,000	219,295
6.45%, 10/15/32	100,000	111,672
4.95%, 01/15/33 (a)	250,000	257,277
6.10%, 06/01/37	150,000	163,337
6.00%, 01/15/38	200,000	216,200
6.05%, 04/15/38	150,000	164,809
5.30%, 02/15/40	250,000	258,475
4.25%, 12/15/41 (a)	250,000	224,725
4.00%, 09/30/42 (a)	200,000	171,704
3.75%, 06/01/45 (a)	200,000	163,198
3.88%, 03/15/46 (a)	150,000	122,966
3.70%, 12/01/47 (a)	200,000	160,810
3.95%, 03/15/48 (a)	300,000	251,334
3.20%, 08/15/49 (a)	300,000	221,151
3.45%, 04/15/51 (a)	150,000	114,152
5.35%, 01/15/53 (a)	200,000	209,024
Duke Energy Corp.
3.75%, 04/15/24 (a)	440,000	435,002
0.90%, 09/15/25 (a)	200,000	182,166
2.65%, 09/01/26 (a)	500,000	468,755
3.15%, 08/15/27 (a)	400,000	376,964
4.30%, 03/15/28 (a)	200,000	196,384
3.40%, 06/15/29 (a)	200,000	185,156
2.45%, 06/01/30 (a)	500,000	426,750
2.55%, 06/15/31 (a)	500,000	418,540
4.50%, 08/15/32 (a)	250,000	241,817
3.30%, 06/15/41 (a)	150,000	113,487
4.80%, 12/15/45 (a)	100,000	93,066
3.75%, 09/01/46 (a)	350,000	273,458
3.95%, 08/15/47 (a)	175,000	139,288
4.20%, 06/15/49 (a)	200,000	164,346
3.50%, 06/15/51 (a)	250,000	184,327
5.00%, 08/15/52 (a)	250,000	233,482
3.25%, 01/15/82 (a)(b)	100,000	74,896
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	250,000	244,702
2.50%, 12/01/29 (a)	150,000	132,498
1.75%, 06/15/30 (a)	275,000	227,246
6.35%, 09/15/37	150,000	167,907
6.40%, 06/15/38	300,000	342,000
5.65%, 04/01/40	125,000	132,323
3.85%, 11/15/42 (a)	150,000	126,635
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 10/01/46 (a)	300,000	229,575
4.20%, 07/15/48 (a)	200,000	175,584
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	108,643
6.35%, 08/15/38	200,000	230,600
6.45%, 04/01/39	200,000	223,650
4.90%, 07/15/43 (a)	75,000	73,165
3.75%, 05/15/46 (a)	150,000	120,885
3.25%, 10/01/49 (a)	150,000	110,099
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	142,850
2.13%, 06/01/30 (a)	200,000	168,146
3.70%, 06/15/46 (a)	125,000	96,991
4.30%, 02/01/49 (a)	150,000	128,504
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	350,000	340,189
2.00%, 08/15/31 (a)	200,000	163,960
6.30%, 04/01/38	200,000	225,376
4.10%, 05/15/42 (a)	200,000	173,258
4.10%, 03/15/43 (a)	100,000	86,813
4.38%, 03/30/44 (a)	200,000	179,294
4.15%, 12/01/44 (a)	200,000	173,228
4.20%, 08/15/45 (a)	75,000	65,033
3.70%, 10/15/46 (a)	200,000	158,960
3.60%, 09/15/47 (a)	250,000	195,680
2.50%, 08/15/50 (a)	250,000	156,670
2.90%, 08/15/51 (a)	150,000	102,900
Edison International
3.55%, 11/15/24 (a)	325,000	316,007
5.75%, 06/15/27 (a)	300,000	307,650
4.13%, 03/15/28 (a)	200,000	190,332
6.95%, 11/15/29 (a)	150,000	162,930
El Paso Electric Co.
6.00%, 05/15/35	169,000	177,024
5.00%, 12/01/44 (a)	50,000	45,995
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	274,059
2.64%, 06/15/31 (a)	100,000	80,588
4.75%, 06/15/46 (a)	400,000	325,976
Enel Americas S.A.
4.00%, 10/25/26 (a)	250,000	241,212
Enel Chile S.A.
4.88%, 06/12/28 (a)	300,000	291,279
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	150,000	148,400
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	250,000	243,712
4.20%, 04/01/49 (a)	175,000	150,572
2.65%, 06/15/51 (a)	250,000	161,963
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	316,165
2.95%, 09/01/26 (a)	350,000	329,017
2.80%, 06/15/30 (a)	350,000	303,579
2.40%, 06/15/31 (a)	300,000	248,931
3.75%, 06/15/50 (a)	200,000	151,900
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	188,596
5.40%, 11/01/24	150,000	151,452
2.40%, 10/01/26 (a)	350,000	323,897
3.12%, 09/01/27 (a)	200,000	188,656
3.25%, 04/01/28 (a)	200,000	187,228
1.60%, 12/15/30 (a)	175,000	138,535
4.00%, 03/15/33 (a)	211,000	197,764
4.95%, 01/15/45 (a)	125,000	116,064
4.20%, 09/01/48 (a)	350,000	304,227

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 04/01/50 (a)	200,000	171,326
2.90%, 03/15/51 (a)	200,000	136,596
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	180,124
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	191,423
1.75%, 03/15/31 (a)	250,000	202,870
3.55%, 09/30/49 (a)	200,000	152,748
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	286,377
4.13%, 03/01/42 (a)	150,000	130,094
4.10%, 04/01/43 (a)	150,000	132,960
4.25%, 12/01/45 (a)	100,000	86,474
3.25%, 09/01/49 (a)	175,000	127,778
3.45%, 04/15/50 (a)	100,000	75,563
Evergy Metro, Inc.
5.30%, 10/01/41 (a)	50,000	49,844
4.20%, 06/15/47 (a)	95,000	81,160
4.20%, 03/15/48 (a)	50,000	42,599
4.13%, 04/01/49 (a)	100,000	84,767
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	336,182
2.90%, 09/15/29 (a)	250,000	224,777
Eversource Energy
4.20%, 06/27/24	250,000	247,635
2.90%, 03/01/27 (a)	200,000	187,010
3.30%, 01/15/28 (a)	250,000	235,517
5.45%, 03/01/28 (a)	250,000	259,170
1.65%, 08/15/30 (a)	400,000	322,544
2.55%, 03/15/31 (a)	250,000	213,937
3.38%, 03/01/32 (a)	200,000	179,772
3.45%, 01/15/50 (a)	200,000	153,662
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	146,867
3.40%, 04/15/26 (a)	100,000	96,213
2.75%, 03/15/27 (a)	200,000	187,382
4.05%, 04/15/30 (a)	450,000	429,637
3.35%, 03/15/32 (a)	325,000	291,622
5.30%, 03/15/33 (a)	250,000	254,865
4.95%, 06/15/35 (a)(c)	275,000	273,124
5.63%, 06/15/35	250,000	261,725
5.10%, 06/15/45 (a)	200,000	189,786
4.45%, 04/15/46 (a)	100,000	86,568
4.70%, 04/15/50 (a)	250,000	226,927
5.60%, 03/15/53 (a)	200,000	204,520
Exelon Generation Co. LLC
6.25%, 10/01/39	300,000	318,054
5.75%, 10/01/41 (a)	100,000	99,253
5.60%, 06/15/42 (a)	225,000	222,226
Florida Power & Light Co.
3.25%, 06/01/24 (a)	300,000	295,233
2.85%, 04/01/25 (a)	400,000	388,168
3.13%, 12/01/25 (a)	350,000	340,585
2.45%, 02/03/32 (a)	400,000	342,340
4.95%, 06/01/35	150,000	152,805
5.95%, 02/01/38	150,000	165,612
5.96%, 04/01/39	250,000	277,967
5.69%, 03/01/40	100,000	108,314
5.25%, 02/01/41 (a)	100,000	103,686
4.13%, 02/01/42 (a)	150,000	133,239
4.05%, 06/01/42 (a)	200,000	178,406
3.80%, 12/15/42 (a)	275,000	235,042
4.05%, 10/01/44 (a)	100,000	88,241
3.70%, 12/01/47 (a)	55,000	45,747
3.95%, 03/01/48 (a)	250,000	215,885
4.13%, 06/01/48 (a)	250,000	220,572
3.99%, 03/01/49 (a)	250,000	217,630
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 10/01/49 (a)	250,000	188,440
2.88%, 12/04/51 (a)	400,000	282,696
5.30%, 04/01/53 (a)	200,000	212,698
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	291,481
Georgia Power Co.
2.20%, 09/15/24 (a)	150,000	144,146
3.25%, 04/01/26 (a)	150,000	143,601
3.25%, 03/30/27 (a)	100,000	95,491
2.65%, 09/15/29 (a)	100,000	88,229
4.70%, 05/15/32 (a)	250,000	248,272
4.75%, 09/01/40	100,000	91,898
4.30%, 03/15/42	275,000	242,965
4.30%, 03/15/43	100,000	86,779
3.70%, 01/30/50 (a)	225,000	174,913
3.25%, 03/15/51 (a)	200,000	143,578
5.13%, 05/15/52 (a)	250,000	245,670
Iberdrola International BV
6.75%, 07/15/36	200,000	228,200
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	173,282
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	48,580
4.55%, 03/15/46 (a)	100,000	88,815
3.75%, 07/01/47 (a)	175,000	137,790
4.25%, 08/15/48 (a)	200,000	172,498
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	194,402
4.10%, 09/26/28 (a)	250,000	245,800
2.30%, 06/01/30 (a)	300,000	252,627
3.70%, 09/15/46 (a)	50,000	38,919
3.50%, 09/30/49 (a)	150,000	113,228
3.10%, 11/30/51 (a)	75,000	51,649
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	183,814
ITC Holdings Corp.
3.25%, 06/30/26 (a)	220,000	209,341
3.35%, 11/15/27 (a)	175,000	165,140
5.30%, 07/01/43 (a)	100,000	97,039
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	195,714
4.38%, 10/01/45 (a)	150,000	129,455
3.30%, 06/01/50 (a)	150,000	109,089
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	150,000	130,532
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	250,000	245,040
3.10%, 05/01/27 (a)	50,000	47,810
3.65%, 04/15/29 (a)	200,000	191,322
6.75%, 12/30/31	200,000	231,344
5.80%, 10/15/36	200,000	221,104
4.80%, 09/15/43 (a)	200,000	193,322
4.40%, 10/15/44 (a)	125,000	115,193
4.25%, 05/01/46 (a)	150,000	132,078
3.95%, 08/01/47 (a)	250,000	214,987
3.65%, 08/01/48 (a)	250,000	202,997
4.25%, 07/15/49 (a)	300,000	269,643
3.15%, 04/15/50 (a)	200,000	148,168
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	241,040
4.25%, 03/15/42	100,000	85,887
3.10%, 07/30/51 (a)	100,000	69,366
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	200,000	203,824
3.25%, 11/01/25 (a)	400,000	385,360
4.45%, 03/13/26 (a)	200,000	199,972

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 02/07/28 (a)	350,000	334,502
3.90%, 11/01/28 (a)	250,000	242,312
3.70%, 03/15/29 (a)	200,000	191,338
2.40%, 03/15/30 (a)	200,000	174,044
1.35%, 03/15/31 (a)	250,000	193,235
1.65%, 06/15/31 (a)	150,000	119,295
8.00%, 03/01/32	200,000	240,618
4.15%, 12/15/32 (a)	200,000	190,696
5.25%, 04/20/46 (a)(b)	150,000	141,528
4.40%, 11/01/48 (a)	150,000	132,399
4.30%, 03/15/49 (a)	100,000	87,796
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	240,735
6.75%, 07/01/37	75,000	87,719
3.13%, 08/01/50 (a)	200,000	143,210
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	400,000	395,524
4.26%, 09/01/24	500,000	495,360
6.05%, 03/01/25	700,000	712,579
4.45%, 06/20/25	300,000	298,980
1.88%, 01/15/27 (a)	350,000	316,498
3.55%, 05/01/27 (a)	450,000	431,347
4.63%, 07/15/27 (a)	300,000	299,364
4.90%, 02/28/28 (a)	300,000	302,337
1.90%, 06/15/28 (a)	550,000	484,825
3.50%, 04/01/29 (a)	300,000	281,958
2.75%, 11/01/29 (a)	350,000	311,727
2.25%, 06/01/30 (a)	700,000	592,536
2.44%, 01/15/32 (a)	350,000	290,409
5.00%, 07/15/32 (a)	300,000	303,147
3.00%, 01/15/52 (a)	200,000	135,326
5.25%, 02/28/53 (a)	300,000	297,252
4.80%, 12/01/77 (a)(b)	250,000	211,687
3.80%, 03/15/82 (a)(b)	150,000	124,166
Northern States Power Co.
6.25%, 06/01/36	270,000	301,495
6.20%, 07/01/37	150,000	166,794
3.40%, 08/15/42 (a)	145,000	118,553
4.00%, 08/15/45 (a)	100,000	86,611
3.60%, 05/15/46 (a)	200,000	159,524
3.60%, 09/15/47 (a)	250,000	203,175
2.90%, 03/01/50 (a)	120,000	85,322
2.60%, 06/01/51 (a)	175,000	116,695
NorthWestern Corp.
4.18%, 11/15/44 (a)	160,000	139,699
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	333,564
3.25%, 05/15/29 (a)	250,000	233,320
3.95%, 04/01/30 (a)	150,000	145,688
1.95%, 08/15/31 (a)	150,000	122,709
5.50%, 03/15/40	100,000	105,370
4.40%, 03/01/44 (a)	175,000	162,276
3.10%, 06/01/51 (a)	125,000	89,770
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	155,483
5.38%, 11/01/40	200,000	191,024
5.05%, 10/01/48 (a)	200,000	182,716
3.75%, 08/01/50 (a)	150,000	116,439
5.25%, 09/01/50	50,000	47,614
Ohio Edison Co.
6.88%, 07/15/36	100,000	114,600
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	174,506
1.63%, 01/15/31 (a)	200,000	159,582
4.15%, 04/01/48 (a)	200,000	173,376
4.00%, 06/01/49 (a)	150,000	125,744
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	114,205
3.25%, 04/01/30 (a)	200,000	181,346
5.40%, 01/15/33 (a)	150,000	155,507
4.15%, 04/01/47 (a)	140,000	117,555
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	500,000	488,390
3.70%, 11/15/28 (a)	265,000	257,614
5.75%, 03/15/29 (a)	73,000	77,612
4.15%, 06/01/32 (a)	150,000	145,506
4.55%, 09/15/32 (a)	200,000	199,458
7.50%, 09/01/38	100,000	125,560
5.25%, 09/30/40	200,000	202,680
4.55%, 12/01/41 (a)	150,000	142,533
3.75%, 04/01/45 (a)	250,000	210,432
3.80%, 09/30/47 (a)	200,000	168,668
4.10%, 11/15/48 (a)	150,000	132,170
3.80%, 06/01/49 (a)	150,000	125,582
3.10%, 09/15/49 (a)	250,000	184,325
3.70%, 05/15/50 (a)	150,000	123,429
4.60%, 06/01/52 (a)	250,000	232,575
5.35%, 10/01/52 (a)	150,000	158,738
Pacific Gas and Electric Co.
4.95%, 06/08/25	100,000	98,894
3.50%, 06/15/25 (a)	150,000	143,106
3.45%, 07/01/25	300,000	286,551
3.15%, 01/01/26	550,000	513,419
2.95%, 03/01/26 (a)	225,000	209,540
3.30%, 03/15/27 (a)	100,000	92,307
2.10%, 08/01/27 (a)	350,000	305,347
3.30%, 12/01/27 (a)	450,000	406,795
3.00%, 06/15/28 (a)	250,000	222,435
3.75%, 07/01/28	275,000	253,118
4.65%, 08/01/28 (a)	100,000	94,218
4.55%, 07/01/30 (a)	1,100,000	1,029,182
2.50%, 02/01/31 (a)	600,000	486,042
3.25%, 06/01/31 (a)	350,000	297,948
4.40%, 03/01/32 (a)	200,000	181,128
5.90%, 06/15/32 (a)	200,000	200,286
6.15%, 01/15/33 (a)	400,000	410,824
4.50%, 07/01/40 (a)	350,000	288,277
3.30%, 08/01/40 (a)	350,000	248,580
4.20%, 06/01/41 (a)	100,000	79,272
4.45%, 04/15/42 (a)	300,000	236,859
3.75%, 08/15/42 (a)	100,000	72,099
4.60%, 06/15/43 (a)	150,000	118,484
4.75%, 02/15/44 (a)	100,000	81,418
4.30%, 03/15/45 (a)	250,000	189,135
4.25%, 03/15/46 (a)	175,000	130,198
4.00%, 12/01/46 (a)	200,000	141,026
4.95%, 07/01/50 (a)	775,000	638,987
3.50%, 08/01/50 (a)	200,000	132,240
5.25%, 03/01/52 (a)	150,000	128,229
6.75%, 01/15/53 (a)	200,000	206,948
PacifiCorp
3.50%, 06/15/29 (a)	100,000	94,374
2.70%, 09/15/30 (a)	150,000	132,899
7.70%, 11/15/31	175,000	214,417
5.75%, 04/01/37	100,000	106,820
6.25%, 10/15/37	200,000	224,632
6.00%, 01/15/39	100,000	109,102
4.10%, 02/01/42 (a)	50,000	44,275
4.13%, 01/15/49 (a)	275,000	236,250
4.15%, 02/15/50 (a)	200,000	171,948
3.30%, 03/15/51 (a)	200,000	148,350
2.90%, 06/15/52 (a)	200,000	137,562
5.35%, 12/01/53 (a)	300,000	309,084

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PECO Energy Co.
3.70%, 09/15/47 (a)	300,000	245,154
3.90%, 03/01/48 (a)	200,000	170,074
3.00%, 09/15/49 (a)	100,000	71,785
2.80%, 06/15/50 (a)	200,000	136,306
3.05%, 03/15/51 (a)	50,000	35,769
2.85%, 09/15/51 (a)	150,000	103,611
4.38%, 08/15/52 (a)	100,000	91,251
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	229,952
Potomac Electric Power Co.
4.15%, 03/15/43 (a)	200,000	176,362
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	189,878
4.13%, 04/15/30 (a)	150,000	141,627
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	150,000	153,354
6.25%, 05/15/39	300,000	336,279
4.75%, 07/15/43 (a)	100,000	95,003
4.15%, 06/15/48 (a)	150,000	134,930
3.00%, 10/01/49 (a)	100,000	72,640
5.25%, 05/15/53 (a)	200,000	207,350
Progress Energy, Inc.
7.75%, 03/01/31	350,000	405,811
7.00%, 10/30/31	210,000	233,990
6.00%, 12/01/39	85,000	87,718
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	145,577
1.90%, 01/15/31 (a)	255,000	211,117
1.88%, 06/15/31 (a)	225,000	184,140
6.25%, 09/01/37	200,000	226,810
3.60%, 09/15/42 (a)	100,000	82,480
3.80%, 06/15/47 (a)	50,000	41,378
4.05%, 09/15/49 (a)	250,000	212,847
3.20%, 03/01/50 (a)	250,000	186,212
2.70%, 01/15/51 (a)	150,000	100,176
5.25%, 04/01/53 (a)	200,000	204,072
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	100,000	80,471
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	123,348
3.15%, 08/15/51 (a)	150,000	103,883
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	141,983
3.70%, 05/01/28 (a)	125,000	120,768
3.20%, 05/15/29 (a)	225,000	207,124
2.45%, 01/15/30 (a)	250,000	220,512
1.90%, 08/15/31 (a)	200,000	163,254
4.90%, 12/15/32 (a)	200,000	204,806
3.95%, 05/01/42 (a)	100,000	86,755
3.65%, 09/01/42 (a)	100,000	82,946
3.80%, 01/01/43 (a)	125,000	108,853
3.80%, 03/01/46 (a)	150,000	124,361
3.60%, 12/01/47 (a)	275,000	222,153
4.05%, 05/01/48 (a)	150,000	132,551
3.85%, 05/01/49 (a)	150,000	127,109
3.20%, 08/01/49 (a)	150,000	113,840
3.15%, 01/01/50 (a)	25,000	18,741
2.70%, 05/01/50 (a)	150,000	102,878
2.05%, 08/01/50 (a)	200,000	118,590
5.13%, 03/15/53 (a)	150,000	153,806
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	450,000	437,944
0.80%, 08/15/25 (a)	225,000	206,163
0.95%, 03/15/26 (a)	150,000	136,371
1.60%, 08/15/30 (a)	350,000	280,269
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	144,918
4.10%, 06/15/30 (a)	300,000	278,283
4.22%, 03/15/32 (a)	150,000	138,029
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	110,576
5.80%, 03/15/40	125,000	131,590
5.64%, 04/15/41 (a)	150,000	155,178
4.30%, 05/20/45 (a)	150,000	129,933
4.22%, 06/15/48 (a)	200,000	174,792
3.25%, 09/15/49 (a)	150,000	110,760
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	187,822
1.70%, 10/01/30 (a)	300,000	245,445
3.75%, 06/01/47 (a)	125,000	102,501
4.15%, 05/15/48 (a)	269,000	234,971
4.10%, 06/15/49 (a)	140,000	119,994
3.32%, 04/15/50 (a)	200,000	148,740
3.70%, 03/15/52 (a)	200,000	162,038
5.35%, 04/01/53 (a)	200,000	206,332
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	188,786
Southern California Edison Co.
0.98%, 08/01/24	200,000	189,704
3.70%, 08/01/25 (a)	250,000	244,012
1.20%, 02/01/26 (a)	200,000	180,464
5.85%, 11/01/27 (a)	250,000	263,640
3.65%, 03/01/28 (a)	100,000	94,848
5.30%, 03/01/28 (a)	200,000	205,268
4.20%, 03/01/29 (a)	150,000	145,616
6.65%, 04/01/29	150,000	162,488
2.85%, 08/01/29 (a)	200,000	179,626
2.25%, 06/01/30 (a)	250,000	212,517
2.75%, 02/01/32 (a)	200,000	172,282
6.00%, 01/15/34	200,000	216,454
5.75%, 04/01/35	200,000	211,408
5.35%, 07/15/35	200,000	203,026
5.55%, 01/15/37	200,000	206,418
5.95%, 02/01/38	250,000	267,712
6.05%, 03/15/39	150,000	160,415
5.50%, 03/15/40	150,000	151,611
4.05%, 03/15/42 (a)	105,000	87,503
3.90%, 03/15/43 (a)	150,000	122,673
4.65%, 10/01/43 (a)	250,000	227,575
3.60%, 02/01/45 (a)	100,000	75,396
4.00%, 04/01/47 (a)	600,000	495,636
4.13%, 03/01/48 (a)	625,000	519,000
4.88%, 03/01/49 (a)	200,000	186,164
3.65%, 02/01/50 (a)	400,000	309,204
3.45%, 02/01/52 (a)	200,000	148,472
Southern Co.
4.48%, 08/01/24	250,000	247,045
3.25%, 07/01/26 (a)	700,000	668,339
5.11%, 08/01/27	250,000	250,945
3.70%, 04/30/30 (a)	350,000	327,922
4.25%, 07/01/36 (a)	250,000	230,017
4.40%, 07/01/46 (a)	600,000	524,376
4.00%, 01/15/51 (a)(b)	250,000	231,235
3.75%, 09/15/51 (a)(b)	275,000	233,040
Southern Power Co.
0.90%, 01/15/26 (a)	50,000	45,134
5.15%, 09/15/41	200,000	189,686
4.95%, 12/15/46 (a)	100,000	89,795
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	350,000	326,868
4.10%, 09/15/28 (a)	200,000	193,740
3.90%, 04/01/45 (a)	100,000	79,553

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.85%, 02/01/48 (a)	200,000	156,012
3.25%, 11/01/51 (a)	200,000	139,366
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	135,356
3.40%, 08/15/46 (a)	100,000	75,011
3.70%, 08/15/47 (a)	150,000	117,450
4.40%, 11/15/48 (a)	150,000	132,585
3.75%, 06/15/49 (a)	150,000	118,286
3.15%, 05/01/50 (a)	150,000	108,273
Tampa Electric Co.
4.10%, 06/15/42 (a)	125,000	108,281
4.35%, 05/15/44 (a)	225,000	195,820
4.30%, 06/15/48 (a)	150,000	129,294
3.63%, 06/15/50 (a)	200,000	154,112
5.00%, 07/15/52 (a)	100,000	96,626
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	154,893
Toledo Edison Co.
6.15%, 05/15/37	100,000	108,110
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	140,446
4.85%, 12/01/48 (a)	225,000	207,297
4.00%, 06/15/50 (a)	100,000	81,421
3.25%, 05/01/51 (a)	100,000	70,575
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,695
3.50%, 03/15/29 (a)	550,000	520,591
2.95%, 03/15/30 (a)	150,000	136,269
3.90%, 09/15/42 (a)	115,000	97,239
3.65%, 04/15/45 (a)	100,000	79,631
4.00%, 04/01/48 (a)	250,000	208,607
3.25%, 10/01/49 (a)	150,000	109,653
2.63%, 03/15/51 (a)	250,000	164,115
3.90%, 04/01/52 (a)	150,000	126,719
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	200,000	193,466
3.15%, 01/15/26 (a)	250,000	242,232
2.95%, 11/15/26 (a)	200,000	188,476
3.50%, 03/15/27 (a)	400,000	385,320
2.88%, 07/15/29 (a)	150,000	135,968
2.40%, 03/30/32 (a)	175,000	145,782
6.00%, 01/15/36	250,000	271,557
6.00%, 05/15/37	250,000	270,292
8.88%, 11/15/38	200,000	277,832
4.00%, 01/15/43 (a)	250,000	211,730
4.45%, 02/15/44 (a)	250,000	222,267
4.20%, 05/15/45 (a)	50,000	42,149
3.80%, 09/15/47 (a)	300,000	240,663
4.60%, 12/01/48 (a)	250,000	227,292
3.30%, 12/01/49 (a)	300,000	223,482
2.45%, 12/15/50 (a)	450,000	277,911
4.63%, 05/15/52 (a)	175,000	159,343
5.45%, 04/01/53 (a)	200,000	204,190
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	200,212
1.38%, 10/15/27 (a)	250,000	217,272
4.75%, 01/15/28 (a)	200,000	200,168
2.20%, 12/15/28 (a)	150,000	130,956
1.80%, 10/15/30 (a)	250,000	203,110
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,345
1.70%, 06/15/28 (a)	150,000	131,109
4.30%, 10/15/48 (a)	125,000	110,668
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	94,428
3.00%, 07/01/29 (a)	250,000	227,845
3.65%, 04/01/50 (a)	200,000	154,668
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	202,585
4.75%, 11/01/44 (a)	150,000	139,826
3.30%, 09/01/49 (a)	200,000	150,356
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	193,716
4.00%, 06/15/28 (a)	250,000	243,622
3.40%, 06/01/30 (a)	300,000	274,392
4.60%, 06/01/32 (a)	250,000	243,597
6.50%, 07/01/36	90,000	99,442
3.50%, 12/01/49 (a)	200,000	154,390
		134,397,413
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	189,270
1.50%, 01/15/31 (a)	350,000	281,022
5.50%, 06/15/41 (a)	150,000	153,245
4.15%, 01/15/43 (a)	300,000	268,875
4.13%, 10/15/44 (a)	100,000	87,172
4.30%, 10/01/48 (a)	225,000	199,993
4.13%, 03/15/49 (a)	150,000	129,144
3.38%, 09/15/49 (a)	200,000	152,902
5.75%, 10/15/52 (a)	150,000	163,483
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	205,276
4.00%, 04/01/28 (a)	50,000	48,955
1.75%, 10/01/30 (a)	200,000	162,114
5.40%, 03/01/33 (a)	200,000	206,944
5.85%, 01/15/41 (a)	200,000	211,284
4.10%, 09/01/47 (a)	100,000	85,149
National Grid USA
5.80%, 04/01/35	150,000	155,097
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	319,679
3.49%, 05/15/27 (a)	225,000	213,793
2.95%, 09/01/29 (a)	350,000	312,371
3.60%, 05/01/30 (a)	450,000	416,727
1.70%, 02/15/31 (a)	200,000	158,878
5.25%, 02/15/43 (a)	400,000	401,444
4.80%, 02/15/44 (a)	100,000	92,810
5.65%, 02/01/45 (a)	275,000	287,158
4.38%, 05/15/47 (a)	350,000	304,241
3.95%, 03/30/48 (a)	100,000	81,833
ONE Gas, Inc.
4.66%, 02/01/44 (a)	200,000	186,780
4.50%, 11/01/48 (a)	150,000	131,786
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	220,000	204,871
3.64%, 11/01/46 (a)	150,000	112,341
3.35%, 06/01/50 (a)	150,000	106,670
5.05%, 05/15/52 (a)	250,000	233,067
Sempra Energy
3.25%, 06/15/27 (a)	300,000	281,841
3.40%, 02/01/28 (a)	300,000	283,062
3.70%, 04/01/29 (a)	200,000	186,262
3.80%, 02/01/38 (a)	250,000	215,805
6.00%, 10/15/39	250,000	264,057
4.00%, 02/01/48 (a)	225,000	183,604
4.13%, 04/01/52 (a)(b)	300,000	240,444
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,517
2.60%, 06/15/26 (a)	300,000	283,854
2.95%, 04/15/27 (a)	200,000	187,672
2.55%, 02/01/30 (a)	250,000	218,615
5.13%, 11/15/40	75,000	74,548

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/15/42 (a)	150,000	123,395
4.13%, 06/01/48 (a)	250,000	208,525
4.30%, 01/15/49 (a)	175,000	149,907
3.95%, 02/15/50 (a)	150,000	120,380
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	95,904
1.75%, 01/15/31 (a)	250,000	200,095
5.88%, 03/15/41 (a)	200,000	212,228
4.40%, 06/01/43 (a)	100,000	85,327
3.95%, 10/01/46 (a)	225,000	176,893
4.40%, 05/30/47 (a)	250,000	213,812
Southwest Gas Corp.
2.20%, 06/15/30 (a)	230,000	190,159
4.05%, 03/15/32 (a)	100,000	92,560
3.80%, 09/29/46 (a)	100,000	76,537
4.15%, 06/01/49 (a)	150,000	121,631
3.18%, 08/15/51 (a)	50,000	33,537
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	75,000	54,875
Washington Gas Light Co.
3.80%, 09/15/46 (a)	155,000	123,747
3.65%, 09/15/49 (a)	150,000	116,105
		11,128,272
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	292,695
2.95%, 09/01/27 (a)	100,000	94,200
3.75%, 09/01/28 (a)	250,000	240,017
3.45%, 06/01/29 (a)	150,000	141,328
2.80%, 05/01/30 (a)	200,000	178,338
2.30%, 06/01/31 (a)	200,000	169,650
4.45%, 06/01/32 (a)	250,000	246,465
6.59%, 10/15/37	200,000	228,020
4.30%, 12/01/42 (a)	200,000	179,974
4.00%, 12/01/46 (a)	115,000	95,126
3.75%, 09/01/47 (a)	250,000	202,285
4.20%, 09/01/48 (a)	250,000	214,570
4.15%, 06/01/49 (a)	50,000	42,831
3.45%, 05/01/50 (a)	125,000	95,448
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	140,164
2.70%, 04/15/30 (a)	200,000	173,326
2.40%, 05/01/31 (a)	50,000	41,635
4.28%, 05/01/49 (a)	150,000	125,719
3.35%, 04/15/50 (a)	300,000	214,164
5.30%, 05/01/52 (a)	100,000	97,004
		3,212,959
		148,738,644
Total Corporates (Cost $1,946,717,959)		1,727,870,697

TREASURIES 40.9% OF NET ASSETS
Bonds
7.50%, 11/15/24	1,248,000	1,313,008
7.63%, 02/15/25	1,000,000	1,063,926
6.88%, 08/15/25	1,000,000	1,067,461
6.00%, 02/15/26	1,889,000	1,999,831
6.75%, 08/15/26	1,209,000	1,321,305
6.50%, 11/15/26	1,748,000	1,910,783
6.63%, 02/15/27	1,000,000	1,104,688
6.38%, 08/15/27	1,200,000	1,329,891
6.13%, 11/15/27	2,434,000	2,690,901
5.50%, 08/15/28	1,748,000	1,905,320
5.25%, 11/15/28	2,248,000	2,433,811
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 02/15/29	1,174,000	1,273,973
6.13%, 08/15/29	1,044,000	1,192,933
6.25%, 05/15/30	2,131,000	2,491,439
5.38%, 02/15/31	2,594,000	2,921,898
4.50%, 02/15/36	3,844,000	4,276,750
4.75%, 02/15/37	1,932,000	2,205,046
5.00%, 05/15/37	2,648,000	3,091,126
4.38%, 02/15/38	1,596,000	1,749,366
4.50%, 05/15/38	1,596,000	1,770,812
3.50%, 02/15/39	1,972,000	1,950,893
4.25%, 05/15/39	3,146,000	3,397,434
4.50%, 08/15/39	2,646,000	2,940,161
4.38%, 11/15/39	3,625,000	3,962,861
4.63%, 02/15/40	3,955,000	4,453,701
1.13%, 05/15/40	11,200,000	7,463,750
4.38%, 05/15/40	4,194,000	4,579,979
1.13%, 08/15/40	13,000,000	8,602,344
3.88%, 08/15/40	4,494,000	4,611,616
1.38%, 11/15/40	15,000,000	10,335,938
4.25%, 11/15/40	4,253,000	4,568,985
1.88%, 02/15/41	18,400,000	13,778,438
4.75%, 02/15/41	4,292,000	4,892,880
2.25%, 05/15/41	16,000,000	12,720,000
4.38%, 05/15/41	3,944,000	4,294,646
1.75%, 08/15/41	20,600,000	14,926,953
3.75%, 08/15/41	3,817,000	3,813,720
2.00%, 11/15/41	16,800,000	12,687,938
3.13%, 11/15/41	4,344,000	3,962,882
2.38%, 02/15/42	14,000,000	11,262,344
3.13%, 02/15/42	4,082,000	3,706,966
3.00%, 05/15/42	3,998,000	3,552,285
3.25%, 05/15/42	12,500,000	11,537,109
2.75%, 08/15/42	4,691,000	3,993,214
3.38%, 08/15/42	11,000,000	10,334,844
2.75%, 11/15/42	6,408,000	5,438,289
4.00%, 11/15/42	12,200,000	12,535,500
3.13%, 02/15/43	5,286,000	4,756,161
3.88%, 02/15/43	7,700,000	7,770,383
2.88%, 05/15/43	8,731,000	7,547,540
3.63%, 08/15/43	6,317,000	6,135,386
3.75%, 11/15/43	6,150,000	6,076,488
3.63%, 02/15/44	6,927,000	6,705,120
3.38%, 05/15/44	6,294,000	5,857,846
3.13%, 08/15/44	7,882,000	7,037,764
3.00%, 11/15/44	7,136,000	6,230,063
2.50%, 02/15/45	8,132,000	6,494,164
3.00%, 05/15/45	1,534,000	1,336,857
2.88%, 08/15/45	5,332,000	4,547,196
3.00%, 11/15/45	3,782,000	3,293,295
2.50%, 02/15/46	7,386,000	5,871,870
2.50%, 05/15/46	6,732,000	5,348,784
2.25%, 08/15/46	8,278,000	6,251,183
2.88%, 11/15/46	3,719,000	3,171,610
3.00%, 02/15/47	7,384,000	6,431,003
3.00%, 05/15/47	5,738,000	4,997,439
2.75%, 08/15/47	8,180,000	6,805,377
2.75%, 11/15/47	7,578,000	6,309,277
3.00%, 02/15/48	9,434,000	8,233,376
3.13%, 05/15/48	10,620,000	9,485,817
3.00%, 08/15/48	11,428,000	9,983,429
3.38%, 11/15/48	11,400,000	10,670,578
3.00%, 02/15/49	13,076,000	11,452,737
2.88%, 05/15/49	12,800,000	10,957,000
2.25%, 08/15/49	12,000,000	9,027,188
2.38%, 11/15/49	11,278,000	8,721,066
2.00%, 02/15/50	14,398,000	10,213,581
1.25%, 05/15/50	17,850,000	10,390,652
1.38%, 08/15/50	19,700,000	11,846,164
1.63%, 11/15/50	19,100,000	12,265,781

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 02/15/51	21,000,000	14,358,750
2.38%, 05/15/51	21,100,000	16,210,734
2.00%, 08/15/51	21,000,000	14,783,672
1.88%, 11/15/51	20,600,000	14,036,969
2.25%, 02/15/52	17,800,000	13,286,031
2.88%, 05/15/52	17,300,000	14,810,422
3.00%, 08/15/52	16,500,000	14,503,242
4.00%, 11/15/52	15,750,000	16,724,531
3.63%, 02/15/53	12,300,000	12,215,438
Notes
2.25%, 03/31/24	16,000,000	15,631,563
0.25%, 05/15/24	15,000,000	14,307,422
2.50%, 05/15/24	21,098,000	20,636,069
2.00%, 05/31/24	12,668,000	12,314,682
2.50%, 05/31/24	19,700,000	19,259,828
0.25%, 06/15/24	19,000,000	18,070,039
1.75%, 06/30/24	10,532,000	10,192,178
2.00%, 06/30/24	7,240,000	7,026,194
3.00%, 06/30/24	14,000,000	13,751,992
0.38%, 07/15/24	13,900,000	13,203,914
1.75%, 07/31/24	10,078,000	9,734,718
2.13%, 07/31/24	6,488,000	6,298,302
3.00%, 07/31/24	14,000,000	13,747,891
0.38%, 08/15/24	15,000,000	14,207,812
2.38%, 08/15/24	17,768,000	17,300,896
1.25%, 08/31/24	8,686,000	8,319,390
1.88%, 08/31/24	6,490,000	6,271,343
3.25%, 08/31/24	14,000,000	13,788,906
0.38%, 09/15/24	17,500,000	16,538,867
1.50%, 09/30/24	8,982,000	8,618,861
2.13%, 09/30/24	5,784,000	5,602,798
4.25%, 09/30/24	12,000,000	11,988,750
0.63%, 10/15/24	16,500,000	15,608,935
1.50%, 10/31/24	8,480,000	8,124,569
2.25%, 10/31/24	8,038,000	7,791,836
4.38%, 10/31/24	17,000,000	17,021,914
0.75%, 11/15/24	14,800,000	13,993,516
2.25%, 11/15/24	16,870,000	16,344,131
1.50%, 11/30/24	9,480,000	9,069,694
2.13%, 11/30/24	6,988,000	6,754,202
4.50%, 11/30/24	14,000,000	14,056,328
1.00%, 12/15/24	15,000,000	14,217,480
1.75%, 12/31/24	9,982,000	9,578,041
2.25%, 12/31/24	7,988,000	7,729,014
4.25%, 12/31/24	12,000,000	12,011,484
1.13%, 01/15/25	14,000,000	13,271,562
1.38%, 01/31/25	7,696,000	7,326,231
2.50%, 01/31/25	7,488,000	7,273,012
4.13%, 01/31/25	12,000,000	11,998,125
1.50%, 02/15/25	14,000,000	13,340,195
2.00%, 02/15/25	14,486,000	13,931,458
1.13%, 02/28/25	7,998,000	7,564,358
2.75%, 02/28/25	7,890,000	7,697,065
4.63%, 02/28/25	12,000,000	12,117,422
1.75%, 03/15/25	14,000,000	13,394,062
0.50%, 03/31/25	12,200,000	11,382,695
2.63%, 03/31/25	4,724,000	4,598,426
3.88%, 03/31/25	16,500,000	16,451,338
2.63%, 04/15/25	13,000,000	12,636,914
0.38%, 04/30/25	10,900,000	10,113,582
2.88%, 04/30/25	6,986,000	6,823,357
2.13%, 05/15/25	13,880,400	13,348,499
2.75%, 05/15/25	12,500,000	12,176,270
0.25%, 05/31/25	10,700,000	9,877,020
2.88%, 05/31/25	5,788,000	5,651,892
2.88%, 06/15/25	12,000,000	11,721,094
0.25%, 06/30/25	11,500,000	10,603,359
2.75%, 06/30/25	4,988,000	4,855,896
3.00%, 07/15/25	11,000,000	10,767,109
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 07/31/25	11,100,000	10,196,391
2.88%, 07/31/25	3,386,000	3,307,434
2.00%, 08/15/25	14,168,000	13,560,879
3.13%, 08/15/25	11,000,000	10,796,758
0.25%, 08/31/25	7,400,000	6,781,406
2.75%, 08/31/25	6,236,000	6,065,972
3.50%, 09/15/25	9,500,000	9,410,566
0.25%, 09/30/25	12,100,000	11,076,699
3.00%, 09/30/25	4,682,000	4,580,313
4.25%, 10/15/25	13,000,000	13,103,594
0.25%, 10/31/25	14,800,000	13,498,062
3.00%, 10/31/25	5,688,000	5,564,242
2.25%, 11/15/25	15,072,000	14,469,120
4.50%, 11/15/25	10,000,000	10,149,609
0.38%, 11/30/25	12,600,000	11,497,008
2.88%, 11/30/25	5,682,000	5,539,284
4.00%, 12/15/25	12,100,000	12,147,738
0.38%, 12/31/25	15,800,000	14,405,773
2.63%, 12/31/25	6,486,000	6,278,499
3.88%, 01/15/26	11,200,000	11,205,687
0.38%, 01/31/26	16,100,000	14,620,184
2.63%, 01/31/26	5,938,000	5,745,943
1.63%, 02/15/26	12,672,000	11,922,075
4.00%, 02/15/26	11,500,000	11,549,414
0.50%, 02/28/26	16,000,000	14,545,625
2.50%, 02/28/26	8,476,000	8,168,745
4.63%, 03/15/26	11,000,000	11,251,367
0.75%, 03/31/26	16,000,000	14,643,750
2.25%, 03/31/26	7,086,000	6,779,586
0.75%, 04/30/26	16,300,000	14,864,836
2.38%, 04/30/26	6,084,000	5,838,026
1.63%, 05/15/26	15,685,000	14,689,370
0.75%, 05/31/26	18,500,000	16,831,387
2.13%, 05/31/26	6,388,000	6,073,341
0.88%, 06/30/26	14,000,000	12,770,625
1.88%, 06/30/26	5,984,000	5,639,453
0.63%, 07/31/26	15,500,000	13,985,723
1.88%, 07/31/26	7,284,000	6,854,358
1.50%, 08/15/26	14,724,000	13,673,765
0.75%, 08/31/26	17,000,000	15,370,391
1.38%, 08/31/26	6,986,000	6,451,680
0.88%, 09/30/26	16,200,000	14,679,352
1.63%, 09/30/26	4,990,000	4,646,548
1.13%, 10/31/26	15,500,000	14,143,750
1.63%, 10/31/26	6,584,000	6,119,777
2.00%, 11/15/26	15,032,000	14,141,824
1.25%, 11/30/26	17,000,000	15,556,328
1.63%, 11/30/26	6,286,000	5,835,667
1.25%, 12/31/26	16,500,000	15,078,164
1.75%, 12/31/26	6,990,000	6,511,349
1.50%, 01/31/27	21,190,000	19,514,666
2.25%, 02/15/27	13,626,000	12,914,361
1.13%, 02/28/27	2,300,000	2,088,328
1.88%, 02/28/27	15,000,000	14,000,977
0.63%, 03/31/27	5,600,000	4,968,031
2.50%, 03/31/27	15,000,000	14,330,273
0.50%, 04/30/27	7,350,000	6,474,604
2.75%, 04/30/27	13,000,000	12,531,797
2.38%, 05/15/27	15,420,000	14,652,012
0.50%, 05/31/27	8,700,000	7,636,969
2.63%, 05/31/27	12,000,000	11,508,750
0.50%, 06/30/27	9,400,000	8,236,383
3.25%, 06/30/27	13,500,000	13,270,605
0.38%, 07/31/27	11,600,000	10,080,672
2.75%, 07/31/27	13,000,000	12,522,148
2.25%, 08/15/27	10,272,000	9,694,200
0.50%, 08/31/27	10,500,000	9,155,508
3.13%, 08/31/27	12,500,000	12,229,981
0.38%, 09/30/27	13,000,000	11,243,477

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 09/30/27	12,500,000	12,738,769
0.50%, 10/31/27	11,200,000	9,722,125
4.13%, 10/31/27	12,000,000	12,233,906
2.25%, 11/15/27	12,474,000	11,740,178
0.63%, 11/30/27	13,700,000	11,945,758
3.88%, 11/30/27	12,000,000	12,127,500
0.63%, 12/31/27	15,900,000	13,833,000
3.88%, 12/31/27	12,000,000	12,128,906
0.75%, 01/31/28	15,700,000	13,717,262
3.50%, 01/31/28	12,500,000	12,437,500
2.75%, 02/15/28	16,322,000	15,683,147
1.13%, 02/29/28	16,300,000	14,477,711
4.00%, 02/29/28	12,000,000	12,219,375
1.25%, 03/31/28	15,000,000	13,383,398
3.63%, 03/31/28	14,500,000	14,526,621
1.25%, 04/30/28	17,600,000	15,675,687
2.88%, 05/15/28	16,770,000	16,183,050
1.25%, 05/31/28	16,000,000	14,231,250
1.25%, 06/30/28	15,700,000	13,939,883
1.00%, 07/31/28	17,000,000	14,862,383
2.88%, 08/15/28	18,368,000	17,696,420
1.13%, 08/31/28	16,000,000	14,055,000
1.25%, 09/30/28	17,200,000	15,180,344
1.38%, 10/31/28	15,500,000	13,757,461
3.13%, 11/15/28	16,714,000	16,297,456
1.50%, 11/30/28	15,000,000	13,383,984
1.38%, 12/31/28	13,000,000	11,518,711
1.75%, 01/31/29	14,300,000	12,914,129
2.63%, 02/15/29	14,666,000	13,911,503
1.88%, 02/28/29	12,500,000	11,359,375
2.38%, 03/31/29	11,400,000	10,645,641
2.88%, 04/30/29	10,500,000	10,084,102
2.38%, 05/15/29	12,358,000	11,534,455
2.75%, 05/31/29	10,000,000	9,533,203
3.25%, 06/30/29	11,000,000	10,786,875
2.63%, 07/31/29	9,000,000	8,513,438
1.63%, 08/15/29	8,166,000	7,287,198
3.13%, 08/31/29	8,500,000	8,275,879
3.88%, 09/30/29	9,000,000	9,150,117
4.00%, 10/31/29	23,000,000	23,560,625
1.75%, 11/15/29	7,266,000	6,528,047
3.88%, 11/30/29	10,500,000	10,684,570
3.88%, 12/31/29	10,000,000	10,182,813
3.50%, 01/31/30	10,000,000	9,961,719
1.50%, 02/15/30	11,398,000	9,995,512
4.00%, 02/28/30	11,000,000	11,294,766
3.63%, 03/31/30	8,500,000	8,541,836
0.63%, 05/15/30	14,700,000	12,037,922
0.63%, 08/15/30	21,500,000	17,527,539
0.88%, 11/15/30	25,000,000	20,701,172
1.13%, 02/15/31	29,500,000	24,846,836
1.63%, 05/15/31	29,000,000	25,214,141
1.25%, 08/15/31	31,900,000	26,763,602
1.38%, 11/15/31	33,600,000	28,368,375
1.88%, 02/15/32	31,000,000	27,217,031
2.88%, 05/15/32	28,250,000	26,890,469
2.75%, 08/15/32	54,000,000	50,827,500
4.13%, 11/15/32	27,800,000	29,220,406
3.50%, 02/15/33	28,500,000	28,551,211
Total Treasuries (Cost $3,024,677,934)		2,912,886,373

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GOVERNMENT RELATED 5.0% OF NET ASSETS

Agency 1.9%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
0.50%, 09/16/24	100,000	94,557
1.50%, 02/12/25	700,000	665,812
0.38%, 09/17/25	500,000	457,515
4.63%, 11/03/25	375,000	380,329
0.50%, 02/02/26	925,000	838,596
		2,436,809
Canada 0.0%
Export Development Canada
2.63%, 02/21/24	240,000	235,536
3.00%, 05/25/27	1,000,000	970,590
		1,206,126
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	250,000	242,383
Germany 0.3%
FMS Wertmanagement
2.75%, 01/30/24 (h)	700,000	688,737
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/28/24 (h)	300,000	294,273
0.25%, 03/08/24 (h)	1,000,000	959,950
1.38%, 08/05/24 (h)	1,400,000	1,344,966
0.50%, 09/20/24 (h)	2,000,000	1,891,500
2.50%, 11/20/24 (h)	2,200,000	2,138,532
1.25%, 01/31/25 (h)	1,750,000	1,660,050
0.38%, 07/18/25 (h)	1,550,000	1,428,046
0.63%, 01/22/26 (h)	1,750,000	1,599,290
1.00%, 10/01/26 (h)	1,100,000	1,000,043
3.00%, 05/20/27 (h)	1,750,000	1,701,122
2.88%, 04/03/28 (h)	1,100,000	1,058,739
1.75%, 09/14/29 (h)	700,000	624,477
0.75%, 09/30/30 (h)	700,000	570,409
0.00%, 04/18/36 (h)(i)	250,000	153,215
0.00%, 06/29/37 (h)(i)	850,000	497,735
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	850,000	817,972
2.38%, 06/10/25 (h)	600,000	578,052
0.88%, 03/30/26 (h)	500,000	457,445
1.75%, 07/27/26 (h)	500,000	467,105
2.50%, 11/15/27 (h)	500,000	473,220
0.88%, 09/03/30 (h)	750,000	613,282
		21,018,160
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 05/23/24	500,000	487,940
3.00%, 05/29/24	250,000	245,268
1.75%, 10/17/24	500,000	479,180
2.13%, 02/10/25	100,000	95,923
2.50%, 05/28/25	200,000	192,244
0.63%, 07/15/25	700,000	644,161
1.88%, 07/21/26	350,000	324,597
2.25%, 11/04/26	1,450,000	1,358,374
2.88%, 06/01/27	1,500,000	1,427,460
2.88%, 07/21/27	750,000	712,635

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/05/27	550,000	556,308
2.75%, 11/16/27	700,000	660,338
3.25%, 07/20/28	400,000	383,276
3.50%, 10/31/28	450,000	435,546
2.13%, 02/16/29	500,000	447,815
2.00%, 10/17/29	700,000	614,705
1.25%, 01/21/31	550,000	446,188
1.88%, 04/15/31	1,250,000	1,059,787
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	186,316
2.75%, 04/27/27	400,000	378,228
3.38%, 06/12/28	350,000	336,781
1.00%, 07/22/30	370,000	297,251
1.75%, 04/28/31	350,000	293,223
		12,063,544
Norway 0.1%
Equinor A.S.A.
3.70%, 03/01/24	250,000	247,323
3.25%, 11/10/24	150,000	147,489
2.88%, 04/06/25 (a)	450,000	436,567
1.75%, 01/22/26 (a)	250,000	233,303
3.00%, 04/06/27 (a)	150,000	142,575
7.25%, 09/23/27	50,000	56,130
3.63%, 09/10/28 (a)	600,000	585,834
3.13%, 04/06/30 (a)	450,000	422,428
2.38%, 05/22/30 (a)	500,000	442,030
3.63%, 04/06/40 (a)	200,000	172,526
4.25%, 11/23/41	500,000	466,245
3.95%, 05/15/43	300,000	265,041
4.80%, 11/08/43	260,000	256,084
3.25%, 11/18/49 (a)	350,000	270,676
3.70%, 04/06/50 (a)	550,000	466,009
		4,610,260
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24 (e)	500,000	486,825
1.25%, 01/18/25	300,000	283,017
2.88%, 01/21/25	800,000	776,648
1.88%, 02/12/25	200,000	190,464
3.25%, 11/10/25	750,000	725,497
2.63%, 05/26/26	250,000	236,028
3.25%, 08/12/26	200,000	191,990
1.13%, 12/29/26	550,000	485,050
1.63%, 01/18/27	300,000	271,608
2.38%, 04/21/27	250,000	231,758
1.25%, 09/21/30	700,000	562,457
2.13%, 01/18/32	350,000	291,490
Korea Development Bank
3.75%, 01/22/24	300,000	298,017
0.40%, 03/09/24	200,000	192,436
2.13%, 10/01/24	350,000	337,617
3.38%, 09/16/25	500,000	485,880
3.00%, 01/13/26	200,000	191,752
0.80%, 07/19/26	550,000	487,003
1.00%, 09/09/26	250,000	221,648
2.00%, 09/12/26 (e)	350,000	321,226
1.63%, 01/19/31	450,000	368,055
2.00%, 10/25/31	250,000	207,193
4.25%, 09/08/32	200,000	196,714
		8,040,373
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.0%
Svensk Exportkredit AB
0.38%, 03/11/24	500,000	479,595
0.38%, 07/30/24	1,050,000	994,035
0.63%, 10/07/24	200,000	188,822
0.63%, 05/14/25	650,000	602,387
0.50%, 08/26/25	550,000	504,025
2.25%, 03/22/27	350,000	328,374
		3,097,238
		52,714,893
U.S. 1.2%
Fannie Mae
1.63%, 01/07/25	1,000,000	956,180
0.63%, 04/22/25	2,000,000	1,861,580
0.50%, 06/17/25	3,000,000	2,773,230
0.38%, 08/25/25	3,500,000	3,205,790
0.50%, 11/07/25	4,000,000	3,662,520
2.13%, 04/24/26	6,000,000	5,700,300
1.88%, 09/24/26	2,500,000	2,342,450
0.75%, 10/08/27	5,000,000	4,384,750
7.13%, 01/15/30	527,000	631,304
7.25%, 05/15/30	1,000,000	1,215,410
0.88%, 08/05/30	1,000,000	815,600
6.63%, 11/15/30	2,700,000	3,200,985
5.63%, 07/15/37	1,500,000	1,755,360
Federal Farm Credit Banks Funding Corp.
3.10%, 06/28/24	2,000,000	1,963,240
4.50%, 11/18/24	1,500,000	1,503,345
1.75%, 02/14/25	2,000,000	1,909,660
3.88%, 02/02/26	500,000	497,220
Federal Home Loan Banks
2.88%, 06/14/24	1,075,000	1,053,220
4.88%, 06/14/24	3,000,000	3,010,770
1.50%, 08/15/24	2,000,000	1,926,020
5.38%, 08/15/24	1,750,000	1,768,847
4.50%, 10/03/24	1,500,000	1,503,390
5.00%, 02/28/25	1,000,000	1,014,110
0.50%, 04/14/25	2,000,000	1,860,940
0.50%, 06/13/25	2,000,000	1,848,640
0.38%, 09/04/25	1,000,000	916,710
4.50%, 12/12/25	500,000	505,300
1.25%, 12/21/26	500,000	455,125
4.25%, 12/10/27	2,000,000	2,029,940
3.25%, 11/16/28	5,000,000	4,875,450
5.50%, 07/15/36	400,000	462,176
Freddie Mac
1.50%, 02/12/25	5,000,000	4,761,250
0.38%, 07/21/25	4,000,000	3,677,160
0.38%, 09/23/25	6,000,000	5,485,200
6.75%, 09/15/29	500,000	583,635
6.75%, 03/15/31	1,564,000	1,880,929
6.25%, 07/15/32	700,000	835,163
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	1,954,340
6.75%, 11/01/25	488,000	518,900
2.88%, 02/01/27	500,000	480,370
5.25%, 09/15/39	750,000	801,308
4.63%, 09/15/60	100,000	99,659
		82,687,476
		135,402,369

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	810,000	843,024
Province of Alberta
1.88%, 11/13/24	700,000	672,413
1.00%, 05/20/25	200,000	187,038
3.30%, 03/15/28	600,000	582,966
1.30%, 07/22/30	700,000	582,071
Province of British Columbia
1.75%, 09/27/24	350,000	336,714
6.50%, 01/15/26	100,000	106,003
2.25%, 06/02/26	500,000	474,635
0.90%, 07/20/26	600,000	544,176
1.30%, 01/29/31	750,000	624,248
Province of Manitoba
2.60%, 04/16/24	250,000	244,930
3.05%, 05/14/24	250,000	245,780
2.13%, 06/22/26	300,000	282,942
1.50%, 10/25/28	250,000	220,365
Province of New Brunswick
3.63%, 02/24/28	100,000	98,153
Province of Ontario
3.20%, 05/16/24	650,000	639,957
0.63%, 01/21/26	750,000	682,657
1.05%, 04/14/26	750,000	686,700
2.50%, 04/27/26	600,000	573,594
2.30%, 06/15/26	550,000	521,818
1.05%, 05/21/27	400,000	356,856
2.00%, 10/02/29	400,000	356,280
1.13%, 10/07/30	500,000	409,900
1.60%, 02/25/31	500,000	421,335
1.80%, 10/14/31	500,000	423,365
2.13%, 01/21/32	250,000	217,073
Province of Quebec
2.50%, 04/09/24	200,000	195,758
2.88%, 10/16/24	450,000	439,646
1.50%, 02/11/25	700,000	665,868
0.60%, 07/23/25	950,000	877,344
2.50%, 04/20/26	300,000	287,235
2.75%, 04/12/27	400,000	382,976
7.50%, 09/15/29	468,000	559,826
1.35%, 05/28/30	400,000	337,612
1.90%, 04/21/31	300,000	258,933
		15,340,191
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	130,546
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	219,380
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	465,000	515,746
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	343,213
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	609,026
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	395,113
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	453,850
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,315,999
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,294,521
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	996,663
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	766,162
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	86,850
Series B
2.72%, 11/01/52	400,000	276,756
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	176,379
Series C
4.47%, 01/01/49	150,000	140,585
Series C
4.57%, 01/01/54	50,000	46,394
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	435,000	504,127
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	195,000	225,011
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	101,315
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	225,366
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	91,378
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	166,249
RB Series 2012
4.43%, 02/01/42	200,000	192,618
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	185,798
Series A
3.30%, 11/01/39 (a)	250,000	208,269
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	478,004
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	197,903
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	108,866
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	403,124
Series D
2.66%, 09/01/39	143,092	117,751
Series D
2.81%, 09/01/43	150,000	113,153
Series H
2.90%, 09/01/49	300,000	216,667

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	218,510
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	434,424
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	436,278
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	55,493
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	124,037
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	255,555
Series B
6.00%, 12/01/44	300,000	342,032
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	162,981
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	111,553
Series A
2.99%, 11/01/38	150,000	126,765
Series A
3.14%, 11/01/45	20,000	15,677
Series C
3.09%, 11/01/40 (a)	160,000	127,743
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	352,746
District of Columbia
Series E
5.59%, 12/01/34	350,000	370,982
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	171,984
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	56,041
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	86,890
Series A
3.92%, 01/15/53 (a)	100,000	83,894
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	175,000	162,652
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	206,116
Series B
3.24%, 10/01/52 (a)	300,000	225,845
Illinois
4.95%, 06/01/23	150,000	149,758
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	138,461	147,275
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	134,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,445,000	2,438,484
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	98,383
Series B
4.53%, 01/01/35	200,000	201,676
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	108,249
GO Bonds Series 2020
1.61%, 08/01/28	125,000	110,769
GO Bonds Series 2020
1.81%, 08/01/30	200,000	169,802
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	287,544
Los Angeles Department of Water & Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	299,028
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	313,706
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	244,314
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	521,520
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	77,670
RB Series D
3.20%, 07/01/50	100,000	72,125
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	424,825
RB Series B
3.40%, 10/15/40 (a)	100,000	84,096
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	195,130
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	444,926
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	705,836
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	272,204
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	295,186
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	190,030
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	60,945
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	147,000	163,092
RB (Build America Bonds) Series A
6.64%, 04/01/57	240,000	265,067

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	563,831
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	400,000	411,144
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	56,386
RB Series 2019B
4.13%, 06/15/42	250,000	219,379
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	629,249
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	798,360
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	469,764
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	288,097
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	336,069
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	285,008
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	211,951
RB Series 2009F
5.63%, 03/15/39	200,000	210,859
Series B
3.14%, 07/01/43	200,000	165,276
Series F
3.11%, 02/15/39	200,000	165,847
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	129,910
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	195,143
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	433,294
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	660,993
Series A
3.80%, 12/01/46	75,000	64,601
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	76,168
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	313,240
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	516,167
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	255,756
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	217,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	663,550
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	887,956
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	204,696
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	118,412
6.58%, 05/15/49	200,000	236,993
Series N
3.01%, 05/15/50 (a)	200,000	140,780
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	227,915
Rutgers The State University of New Jersey
Series P
3.92%, 05/01/19 (a)	150,000	105,482
Series R
3.27%, 05/01/43	100,000	80,101
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	171,136
RB Series B
3.82%, 01/01/48	250,000	207,280
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	74,882
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	339,976
San Diego County Water Authority
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	406,539
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	500,000	452,646
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	157,416
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	325,954
Series A
1.71%, 07/01/27	350,000	312,444
Series A
2.15%, 07/01/30	350,000	297,888
State of California
2.38%, 10/01/26	175,000	163,978
7.63%, 03/01/40	100,000	129,852
GO Bonds
7.60%, 11/01/40	300,000	390,049
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	139,286	152,549
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	138,938
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	507,745
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	550,467

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	285,508
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	350,000	243,050
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	134,536
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	330,949
RB Series 2015AQ
4.77%, 05/15/15	300,000	272,672
RB Series AD
4.86%, 05/15/12	400,000	362,172
RB Series AS
5.95%, 05/15/45	250,000	276,358
RB Series BG
1.61%, 05/15/30 (a)	250,000	209,011
RB Series BJ
3.07%, 05/15/51 (a)	250,000	181,266
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	184,687
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	172,343
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	51,095
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	257,698
Series B
2.58%, 11/01/51 (a)	250,000	172,367
Series C
4.18%, 09/01/17 (a)	150,000	124,403
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	165,165	162,236
GO (Build America Bonds) Series D
4.55%, 07/01/24	130,000	129,241
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	181,894
Wisconsin
RB Series A
5.70%, 05/01/26	325,000	330,471
		43,088,406
		58,428,597

Sovereign 1.0%
Canada 0.0%
Canada Government International Bond
1.63%, 01/22/25	1,150,000	1,100,791
2.88%, 04/28/25	750,000	732,413
0.75%, 05/19/26	275,000	250,286
		2,083,490
Chile 0.1%
Chile Government International Bond
3.13%, 03/27/25	200,000	195,882
3.13%, 01/21/26	200,000	194,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 01/31/27 (a)	500,000	472,950
3.24%, 02/06/28 (a)	550,000	527,120
2.45%, 01/31/31 (a)	750,000	650,077
2.55%, 01/27/32 (a)	600,000	514,626
2.55%, 07/27/33 (a)	500,000	412,695
3.50%, 01/31/34 (a)	500,000	446,745
3.10%, 05/07/41 (a)	400,000	302,100
4.34%, 03/07/42 (a)	250,000	221,695
3.63%, 10/30/42	100,000	79,673
3.86%, 06/21/47	450,000	370,318
3.50%, 01/25/50 (a)	750,000	564,690
4.00%, 01/31/52 (a)	350,000	286,192
3.10%, 01/22/61 (a)	650,000	427,615
3.25%, 09/21/71 (a)	350,000	228,883
		5,895,719
Hungary 0.0%
Hungary Government International Bond
7.63%, 03/29/41	400,000	453,384
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	450,000	432,913
4.10%, 04/24/28	250,000	246,578
4.75%, 02/11/29	400,000	405,596
3.40%, 09/18/29 (e)	200,000	187,862
2.85%, 02/14/30	1,300,000	1,180,023
3.85%, 10/15/30	550,000	526,817
1.85%, 03/12/31 (e)	425,000	347,323
3.55%, 03/31/32 (a)	350,000	323,225
4.35%, 01/11/48	700,000	624,960
5.35%, 02/11/49	300,000	304,680
3.70%, 10/30/49	200,000	160,096
3.50%, 02/14/50 (e)	500,000	386,770
4.20%, 10/15/50	1,000,000	866,800
3.05%, 03/12/51	350,000	259,546
4.45%, 04/15/70	450,000	390,051
3.35%, 03/12/71	550,000	385,066
		7,028,306
Israel 0.1%
Israel Government International Bond
2.88%, 03/16/26	300,000	285,762
3.25%, 01/17/28	300,000	284,478
2.50%, 01/15/30	400,000	358,208
2.75%, 07/03/30	600,000	544,470
4.50%, 01/30/43	400,000	381,704
4.13%, 01/17/48	250,000	220,443
3.38%, 01/15/50	600,000	462,924
3.88%, 07/03/50	650,000	546,949
4.50%, 04/03/20	300,000	253,950
		3,338,888
Italy 0.1%
Italy Government International Bond
0.88%, 05/06/24	200,000	190,392
2.38%, 10/17/24	1,200,000	1,149,252
1.25%, 02/17/26	800,000	715,904
2.88%, 10/17/29	700,000	614,733
5.38%, 06/15/33	604,000	608,162
4.00%, 10/17/49	735,000	564,774
3.88%, 05/06/51	750,000	540,667
		4,383,884

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25 (a)	200,000	198,068
4.13%, 01/21/26	700,000	692,153
4.15%, 03/28/27	800,000	788,504
3.75%, 01/11/28	650,000	625,696
4.50%, 04/22/29	1,350,000	1,323,823
3.25%, 04/16/30 (a)	800,000	718,928
2.66%, 05/24/31 (a)	1,050,000	880,320
8.30%, 08/15/31	450,000	534,051
4.75%, 04/27/32 (a)	850,000	819,247
7.50%, 04/08/33	250,000	286,273
3.50%, 02/12/34 (a)	300,000	255,219
6.75%, 09/27/34	650,000	718,126
6.05%, 01/11/40	850,000	866,575
4.28%, 08/14/41 (a)	750,000	615,908
4.75%, 03/08/44	1,275,000	1,087,817
5.55%, 01/21/45	850,000	802,553
4.60%, 01/23/46	800,000	659,656
4.35%, 01/15/47	450,000	357,143
4.60%, 02/10/48	700,000	573,209
4.50%, 01/31/50 (a)	725,000	587,243
5.00%, 04/27/51 (a)	850,000	731,578
3.77%, 05/24/61 (a)	1,050,000	712,362
5.75%, 10/12/10	850,000	765,382
		15,599,834
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	500,000	489,145
7.13%, 01/29/26	350,000	371,812
8.88%, 09/30/27	425,000	495,512
3.88%, 03/17/28 (a)	400,000	384,872
9.38%, 04/01/29	300,000	366,918
3.16%, 01/23/30 (a)	625,000	550,119
2.25%, 09/29/32 (a)	1,150,000	884,453
6.70%, 01/26/36	650,000	690,112
4.50%, 05/15/47	400,000	314,660
4.50%, 04/16/50 (a)	800,000	611,744
4.30%, 04/29/53	600,000	442,644
4.50%, 04/01/56 (a)	925,000	691,844
3.87%, 07/23/60 (a)	725,000	477,826
4.50%, 01/19/63 (a)	250,000	181,225
		6,952,886
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	500,000	529,350
2.39%, 01/23/26 (a)	350,000	331,072
4.13%, 08/25/27	325,000	319,478
2.84%, 06/20/30	250,000	219,418
2.78%, 01/23/31 (a)	1,200,000	1,028,772
1.86%, 12/01/32 (a)	425,000	322,528
8.75%, 11/21/33	450,000	569,196
3.00%, 01/15/34 (a)	500,000	409,300
6.55%, 03/14/37	350,000	382,242
3.30%, 03/11/41 (a)	450,000	338,814
5.63%, 11/18/50	700,000	708,792
3.55%, 03/10/51 (a)	400,000	295,428
2.78%, 12/01/60 (a)	650,000	389,837
3.60%, 01/15/72 (a)	350,000	235,974
3.23%, 07/28/21 (a)	250,000	150,295
		6,230,496
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philippines 0.1%
Philippine Government International Bond
9.50%, 10/21/24	100,000	107,611
10.63%, 03/16/25	500,000	559,165
5.50%, 03/30/26	400,000	411,420
3.00%, 02/01/28	650,000	613,906
4.63%, 07/17/28	200,000	202,980
3.75%, 01/14/29	600,000	579,018
9.50%, 02/02/30	1,175,000	1,492,696
2.46%, 05/05/30	350,000	304,350
7.75%, 01/14/31	750,000	891,690
1.65%, 06/10/31	400,000	321,824
6.38%, 01/15/32	350,000	392,084
5.00%, 07/17/33	200,000	204,990
6.38%, 10/23/34	700,000	791,700
5.00%, 01/13/37	500,000	505,235
3.95%, 01/20/40	725,000	629,648
3.70%, 03/01/41	500,000	416,565
3.70%, 02/02/42	1,050,000	869,473
2.95%, 05/05/45	700,000	507,920
2.65%, 12/10/45	800,000	551,824
4.20%, 03/29/47	100,000	86,759
		10,440,858
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,144,000	1,115,697
5.75%, 11/16/32 (a)	250,000	266,833
		1,382,530
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	450,000	431,010
3.50%, 09/20/28	200,000	195,402
2.50%, 06/19/29	350,000	323,722
1.00%, 09/16/30	200,000	163,786
1.75%, 10/15/31	200,000	169,982
4.13%, 06/10/44	200,000	193,192
3.88%, 09/20/48	200,000	184,260
		1,661,354
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	266,667	267,165
4.38%, 10/27/27	650,000	654,206
4.38%, 01/23/31 (a)	1,050,000	1,047,385
7.63%, 03/21/36	300,000	377,463
4.13%, 11/20/45	250,000	230,855
5.10%, 06/18/50	1,000,000	1,009,710
4.98%, 04/20/55	800,000	789,416
		4,376,200
		69,827,829

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	300,000	295,689
0.88%, 03/23/26	50,000	45,746
0.88%, 07/22/26	900,000	815,976
4.38%, 11/03/27	500,000	512,210
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	125,000	111,904
Asian Development Bank
2.63%, 01/30/24	695,000	682,678
0.38%, 06/11/24	1,400,000	1,333,990

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 10/08/24	650,000	614,848
1.50%, 10/18/24	1,700,000	1,628,821
2.00%, 01/22/25	1,650,000	1,587,993
0.63%, 04/29/25	1,100,000	1,024,650
0.38%, 09/03/25	900,000	825,651
0.50%, 02/04/26	1,150,000	1,045,695
1.00%, 04/14/26	550,000	505,060
2.00%, 04/24/26	500,000	473,030
2.63%, 01/12/27	1,000,000	959,380
1.50%, 01/20/27	1,225,000	1,126,804
2.50%, 11/02/27	1,238,000	1,173,215
2.75%, 01/19/28	525,000	503,045
1.25%, 06/09/28	300,000	265,185
5.82%, 06/16/28	395,000	431,202
1.88%, 03/15/29	550,000	496,595
1.75%, 09/19/29	1,150,000	1,021,234
1.88%, 01/24/30	1,000,000	890,250
0.75%, 10/08/30	1,150,000	930,764
1.50%, 03/04/31	500,000	427,140
3.13%, 04/27/32	200,000	191,544
4.00%, 01/12/33	300,000	307,161
Asian Infrastructure Investment Bank
2.25%, 05/16/24	1,000,000	974,620
0.50%, 10/30/24	1,050,000	988,186
0.50%, 05/28/25	950,000	878,503
0.50%, 01/27/26	1,225,000	1,108,564
Corp. Andina de Fomento
1.25%, 10/26/24	100,000	94,426
1.63%, 09/23/25	1,000,000	928,440
5.25%, 11/21/25	100,000	101,194
2.25%, 02/08/27	200,000	183,528
Council of Europe Development Bank
1.38%, 02/27/25	350,000	332,189
3.00%, 06/16/25	525,000	512,852
0.88%, 09/22/26	525,000	474,469
European Bank for Reconstruction & Development
1.63%, 09/27/24	300,000	288,330
0.50%, 05/19/25	900,000	834,471
0.50%, 11/25/25	700,000	639,653
0.50%, 01/28/26	850,000	773,032
European Investment Bank
3.13%, 12/14/23	250,000	247,200
3.25%, 01/29/24	1,875,000	1,853,494
2.63%, 03/15/24	1,600,000	1,570,912
2.25%, 06/24/24	850,000	828,112
2.50%, 10/15/24	500,000	487,205
1.88%, 02/10/25	1,200,000	1,151,808
1.63%, 03/14/25	1,550,000	1,478,746
0.63%, 07/25/25	1,075,000	996,568
0.38%, 03/26/26	1,450,000	1,309,770
2.13%, 04/13/26	800,000	761,088
0.75%, 10/26/26	625,000	562,175
1.38%, 03/15/27	1,375,000	1,256,571
2.38%, 05/24/27	667,000	633,643
0.63%, 10/21/27	225,000	196,196
3.88%, 03/15/28	300,000	302,385
1.75%, 03/15/29 (e)	750,000	673,508
1.63%, 10/09/29	50,000	44,216
0.88%, 05/17/30	255,000	211,334
0.75%, 09/23/30	300,000	244,650
1.25%, 02/14/31	1,400,000	1,182,552
1.63%, 05/13/31	500,000	432,940
4.88%, 02/15/36	950,000	1,056,941
Inter-American Development Bank
0.50%, 05/24/23	300,000	298,200
3.00%, 02/21/24	750,000	738,585
3.25%, 07/01/24	575,000	566,674
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.50%, 09/23/24	250,000	236,373
2.13%, 01/15/25	1,400,000	1,350,818
1.75%, 03/14/25	1,350,000	1,290,060
0.88%, 04/03/25	650,000	609,980
0.63%, 07/15/25	750,000	694,987
0.88%, 04/20/26	1,275,000	1,165,745
2.00%, 06/02/26	550,000	518,722
2.00%, 07/23/26	700,000	659,435
2.38%, 07/07/27	1,200,000	1,134,852
0.63%, 09/16/27	750,000	655,215
1.13%, 07/20/28	750,000	656,280
3.13%, 09/18/28	1,700,000	1,649,714
2.25%, 06/18/29	1,400,000	1,286,866
1.13%, 01/13/31	550,000	456,225
3.88%, 10/28/41	150,000	145,590
3.20%, 08/07/42	200,000	175,488
4.38%, 01/24/44	350,000	362,355
International Bank for Reconstruction & Development
2.50%, 03/19/24	500,000	490,110
1.50%, 08/28/24	1,575,000	1,513,984
2.50%, 11/25/24	1,400,000	1,361,346
1.63%, 01/15/25	1,450,000	1,387,287
0.75%, 03/11/25	1,650,000	1,547,452
0.63%, 04/22/25	2,825,000	2,633,324
0.38%, 07/28/25	200,000	184,084
2.50%, 07/29/25	2,075,000	2,006,940
0.50%, 10/28/25	2,150,000	1,970,389
3.13%, 11/20/25	450,000	440,789
0.88%, 07/15/26	750,000	682,327
1.88%, 10/27/26	250,000	234,058
3.13%, 06/15/27	500,000	488,665
2.50%, 11/22/27	300,000	284,358
0.75%, 11/24/27	1,850,000	1,616,345
1.38%, 04/20/28	1,500,000	1,340,490
1.13%, 09/13/28	1,000,000	873,090
1.75%, 10/23/29	1,050,000	931,045
3.88%, 02/14/30	250,000	252,255
0.88%, 05/14/30	2,000,000	1,649,380
0.75%, 08/26/30	1,200,000	973,032
1.25%, 02/10/31	1,225,000	1,027,603
1.63%, 11/03/31	900,000	767,916
2.50%, 03/29/32	1,000,000	913,630
4.75%, 02/15/35	450,000	487,512
International Finance Corp.
2.88%, 07/31/23	200,000	198,672
1.38%, 10/16/24	750,000	717,712
0.38%, 07/16/25	650,000	599,307
3.63%, 09/15/25	400,000	397,096
2.13%, 04/07/26	50,000	47,529
0.75%, 08/27/30	1,050,000	853,650
Nordic Investment Bank
0.38%, 05/19/23	400,000	397,776
2.25%, 05/21/24	200,000	195,088
2.63%, 04/04/25	400,000	388,740
0.38%, 09/11/25	450,000	412,326
0.50%, 01/21/26	250,000	227,590
3.38%, 09/08/27	150,000	147,590
		92,114,582
Total Government Related (Cost $390,869,673)		355,773,377

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 29.3% OF NET ASSETS

Asset-Backed Securities 0.1%
Auto Backed 0.0%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4
1.92%, 01/15/25 (a)	1,649,195	1,640,260
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,865,512
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/30	140,725	135,020
4.26%, 06/01/36	150,000	145,524
4.45%, 12/01/49	400,000	370,952
4.67%, 12/01/53	275,000	261,209
		912,705
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/29	368,275	339,464
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	125,000	103,409
PG&E Energy Recovery Funding LLC
2.82%, 07/15/46	100,000	73,110
PG&E Wildfire Recovery Funding LLC
4.38%, 06/01/39	125,000	116,640
5.10%, 06/01/52	300,000	307,017
		939,640
		5,358,117

Commercial Mortgage-Backed Security 2.1%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	923,207
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	554,818
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	930,459
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	709,994
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	588,137
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,081,616
BBCMS Mortgage Trust 2022-C15
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,824,302
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,658,672
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,268,828
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,432,394
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	919,402
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,483,383
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,616,984
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,604,668
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,094,927
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	927,247
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,429,124
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	609,302
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	967,822
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	203,485
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,180,720
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	565,137
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,178,773
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	469,813
COMM Mortgage Trust
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	391,722	390,807
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	237,973
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	89,280	88,453
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	119,300	117,448
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	162,602	157,114
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	393,954
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	717,760
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	383,765
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	421,614
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	480,665
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,578,154
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	95,497
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,253,571
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	287,468
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	1,961,213

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(j)	100,000	94,921
Fannie Mae
Series 2015-M13, Class A2
2.70%, 06/25/25 (a)(j)	101,607	97,887
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	366,710	357,203
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,280,892	2,161,720
Freddie Mac
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	96,902
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	894,920
Series K048, Class A2
3.28%, 06/25/25 (a)(j)	838,000	816,704
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	916,667
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	287,339
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	715,750
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	711,544
Series K061, Class A2
3.35%, 11/25/26 (a)(j)	520,000	503,926
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	250,080
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	103,066
Series K070, Class A2
3.30%, 11/25/27 (a)(j)	308,000	296,445
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,582,916
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,450,782
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	7,959,668
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,163,556
Series K083, Class A2
4.05%, 09/25/28 (a)(j)	2,100,000	2,084,186
Series K084, Class A2
3.78%, 10/25/28 (a)(j)	2,000,000	1,951,231
Series K085, Class A2
4.06%, 10/25/28 (a)(j)	900,000	890,210
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,505,535
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,533,667
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,892,764
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	771,348
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	451,038
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	731,363
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,005,764
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,647,461
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	837,066
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	845,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	474,753
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,310,377
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,683,327
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	803,897
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,676,066
Series K733, Class A2
3.75%, 08/25/25 (a)(j)	1,499,839	1,474,151
Series K735, Class A2
2.86%, 05/25/26 (a)	99,070	95,005
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	626,294
Series KS03, Class A4
3.16%, 05/25/25 (a)(j)	250,000	243,776
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.09%, 07/10/46 (a)(j)	649,000	645,971
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	696,802
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	341,342
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,031,541
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	485,892	469,860
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	572,950
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,908,620
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	959,825
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,106,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4
4.07%, 07/15/46 (a)(j)	180,000	179,402
Series 2013-C11, Class A4
4.17%, 08/15/46 (a)(j)	1,000,000	992,905
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	264,304
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	89,338
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	457,827	446,046
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	381,419
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	232,452
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,204,008
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,431,917
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,429,039
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	927,340
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	436,568

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(j)	556,415	554,286
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	361,111	353,235
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	971,679	928,438
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	692,030
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,188,128	1,141,618
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,437,241
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,313,854
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,895,184
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	138,374
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,442,854
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,849,417
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,427,447
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,275,000	1,209,410
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	920,664
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,504,172
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,912,911
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	474,278
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,224,719
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	704,587
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	641,098
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,408,680
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	545,603
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(j)	480,831	478,331
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	49,940	49,287
		148,780,565

Mortgage-Backed Securities Pass-Through 27.1%
Fannie Mae
5.50%, 06/01/24 to 10/01/52 (a)	6,947,512	7,193,642
4.50%, 12/01/24 to 09/01/52 (a)	29,008,101	29,013,799
3.50%, 10/01/25 to 08/01/51 (a)	80,244,856	76,216,144
3.00%, 12/01/25 to 05/01/52 (a)	126,206,810	116,071,356
4.00%, 02/01/26 to 08/01/50 (a)	53,766,240	52,541,305
2.50%, 07/01/27 to 05/01/52 (a)	194,618,408	170,659,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 04/01/28 to 05/01/52 (a)	268,669,161	227,312,646
5.00%, 09/01/33 to 08/01/52 (a)	13,429,490	13,680,509
6.50%, 08/01/34 to 01/01/53 (a)	2,412,489	2,508,496
6.00%, 04/01/35 to 02/01/53 (a)	6,164,086	6,355,928
1.50%, 09/01/35 to 11/01/51 (a)	53,985,478	45,314,348
1.00%, 03/01/36 to 07/01/36 (a)	1,403,582	1,219,799
Freddie Mac
2.00%, 08/01/23 to 04/01/52 (a)	280,464,787	235,925,631
5.50%, 05/01/24 to 08/01/41 (a)	1,934,467	2,026,240
3.50%, 01/01/26 to 09/01/51 (a)	48,446,177	45,907,073
4.00%, 04/01/26 to 07/01/50 (a)	27,873,473	27,219,792
3.00%, 08/01/26 to 05/01/52 (a)	85,121,957	78,204,808
2.50%, 04/01/27 to 05/01/52 (a)	178,329,152	155,699,854
6.00%, 07/01/33 to 07/01/40 (a)	3,388,612	3,573,198
5.00%, 11/01/33 to 09/01/52 (a)	7,519,884	7,667,599
6.50%, 12/01/33 to 09/01/39 (a)	180,472	193,389
4.50%, 05/01/34 to 09/01/52 (a)	16,446,802	16,383,312
1.50%, 08/01/35 to 08/01/51 (a)	65,575,373	54,234,422
1.00%, 10/01/36 (a)	523,165	452,404
Ginnie Mae
3.00%, 01/20/27 to 06/20/52 (a)	79,104,373	72,993,579
2.50%, 03/20/27 to 04/20/52 (a)	97,369,992	86,120,228
3.50%, 09/20/32 to 06/20/51 (a)	56,906,752	54,374,048
5.00%, 03/20/33 to 11/20/52 (a)	14,490,310	14,624,834
5.50%, 10/20/33 to 01/20/53 (a)	6,033,411	6,124,625
2.00%, 04/20/36 to 04/20/52 (a)	93,291,613	79,514,625
6.00%, 10/15/36 to 01/20/53 (a)	3,492,902	3,578,737
4.50%, 01/20/39 to 10/20/52 (a)	24,816,370	24,723,708
4.00%, 06/15/39 to 09/20/52 (a)	35,876,496	34,993,769
1.50%, 03/20/51 to 10/20/51 (a)	1,480,562	1,200,776
Ginnie Mae II
2.00%, 12/20/51 to 03/20/52 (a)	12,651,521	10,750,203
2.50%, 12/20/51 to 03/20/52 (a)	13,183,936	11,615,401
Ginnie Mae TBA
3.00%, 04/20/53 (a)(k)	2,500,000	2,275,072
3.50%, 04/20/53 (a)(k)	5,000,000	4,689,820
4.00%, 04/20/53 (a)(k)	3,500,000	3,369,659
4.50%, 04/20/53 (a)(k)	4,000,000	3,941,433
5.00%, 04/20/53 (a)(k)	3,000,000	3,003,622
UMBS TBA
3.50%, 04/17/38 to 04/13/53 (a)(k)	19,000,000	17,689,428
4.00%, 04/17/38 to 04/13/53 (a)(k)	29,500,000	28,240,644
2.50%, 04/13/53 (a)(k)	7,000,000	6,034,525
3.00%, 04/13/53 (a)(k)	11,000,000	9,865,733
4.50%, 04/13/53 (a)(k)	24,000,000	23,514,654
5.00%, 04/13/53 (a)(k)	28,000,000	27,922,079
5.50%, 04/13/53 (a)(k)	23,000,000	23,235,567
		1,929,971,793
Total Securitized (Cost $2,358,083,860)		2,084,110,475

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.7% OF NET ASSETS

Money Market Funds 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (l)	186,710,438	186,710,438
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (l)(m)	3,285,575	3,285,575
		189,996,013
Total Short-Term Investments (Cost $189,996,013)		189,996,013
Total Investments in Securities (Cost $7,910,345,439)		7,270,636,935

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $29,792,456 or 0.4% of net assets.

(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $3,257,010.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
(j)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(k)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/23	FACE AMOUNT AT 3/31/23	INTEREST INCOME EARNED
CORPORATES 0.0% OF NET ASSETS

Financial Institutions 0.0%
Brokerage/Asset Managers/Exchanges 0.0%
The Charles Schwab Corp.
3.55%, 02/01/24	$123,351	$—	($123,057)	($3,858)	$3,943	($379)	$—	$—	$752
0.75%, 03/18/24	380,421	—	(382,416)	(18,492)	20,711	(224)	—	—	692
3.75%, 04/01/24	78,848	—	—	—	758	(972)	78,634	80,000	750
3.00%, 03/10/25	72,189	—	—	—	(929)	20	71,280	75,000	563
4.20%, 03/24/25	148,416	—	—	—	(1,173)	(1,008)	146,235	150,000	1,575
3.63%, 04/01/25	97,517	—	—	—	(180)	(715)	96,622	100,000	906
3.85%, 05/21/25	195,396	—	—	—	(2,110)	(918)	192,368	200,000	1,925
3.45%, 02/13/26	72,709	—	—	—	(1,437)	(355)	70,917	75,000	647
0.90%, 03/11/26	288,169	—	—	—	(2,686)	(107)	285,376	325,000	731
1.15%, 05/13/26	222,469	—	—	—	(2,840)	(14)	219,615	250,000	719
3.20%, 03/02/27	164,842	—	—	—	(2,009)	(720)	162,113	175,000	1,400
2.45%, 03/03/27	366,072	—	—	—	(5,385)	545	361,232	400,000	2,450
3.30%, 04/01/27	166,021	—	—	—	(3,279)	(711)	162,031	175,000	1,444
3.20%, 01/25/28	163,390	—	—	—	(2,504)	(313)	160,573	175,000	1,400
2.00%, 03/20/28	285,768	—	—	—	(6,098)	(131)	279,539	325,000	1,625
4.00%, 02/01/29	142,884	—	—	—	1,747	(652)	143,979	150,000	1,500
3.25%, 05/22/29	136,225	—	—	—	(2,102)	(234)	133,889	150,000	1,219
2.75%, 10/01/29	109,189	—	—	—	(775)	(188)	108,226	125,000	859
4.63%, 03/22/30	122,891	—	—	—	(1,616)	(550)	120,725	125,000	1,445
1.65%, 03/11/31	155,971	—	—	—	(1,188)	241	155,024	200,000	825
2.30%, 05/13/31	163,819	—	—	—	(1,252)	(111)	162,456	200,000	1,150
1.95%, 12/01/31	176,691	—	—	—	(2,607)	84	174,168	225,000	1,097
2.90%, 03/03/32	212,768	—	—	—	(3,814)	199	209,153	250,000	1,812
Total	$4,046,016	$—	($505,473 )	($22,350 )	($16,825 )	($7,213 )	$3,494,155		$27,486

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,727,870,697	$—	$1,727,870,697
Treasuries[1]	—	2,912,886,373	—	2,912,886,373
Government Related[1]	—	355,773,377	—	355,773,377
Securitized[1]	—	2,084,110,475	—	2,084,110,475
Short-Term Investments[1]	189,996,013	—	—	189,996,013
Total	$189,996,013	$7,080,640,922	$—	$7,270,636,935

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.8% OF NET ASSETS

Financial Institutions 45.1%
Banking 36.0%
Ally Financial, Inc.
3.88%, 05/21/24 (a)	100,000	95,855
5.13%, 09/30/24	120,000	116,978
4.63%, 03/30/25	100,000	94,784
5.80%, 05/01/25 (a)	150,000	145,040
4.75%, 06/09/27 (a)	150,000	139,902
7.10%, 11/15/27 (a)	50,000	50,854
American Express Co.
3.38%, 05/03/24	300,000	294,294
2.50%, 07/30/24 (a)	235,000	227,431
3.00%, 10/30/24 (a)	315,000	307,323
2.25%, 03/04/25 (a)	250,000	238,875
3.95%, 08/01/25 (a)	300,000	294,456
4.20%, 11/06/25 (a)	125,000	124,095
3.13%, 05/20/26 (a)	225,000	214,776
1.65%, 11/04/26 (a)	175,000	157,439
2.55%, 03/04/27 (a)	300,000	278,010
3.30%, 05/03/27 (a)	300,000	286,290
5.85%, 11/05/27 (a)	200,000	210,122
American Express Credit Corp.
3.30%, 05/03/27 (a)	75,000	72,237
Australia & New Zealand Banking Group Ltd.
5.09%, 12/08/25	250,000	252,297
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	180,942
6.14%, 09/14/28 (a)(b)	200,000	203,804
Banco Santander S.A.
3.89%, 05/24/24	200,000	195,986
2.71%, 06/27/24	400,000	386,436
3.50%, 03/24/25	200,000	192,310
2.75%, 05/28/25	200,000	188,260
5.15%, 08/18/25	200,000	196,806
5.18%, 11/19/25	200,000	196,194
1.85%, 03/25/26	200,000	179,298
4.25%, 04/11/27	200,000	190,832
5.29%, 08/18/27	400,000	394,256
1.72%, 09/14/27 (a)(b)	200,000	174,548
4.18%, 03/24/28 (a)(b)	200,000	187,672
4.38%, 04/12/28	200,000	189,628
Bank of America Corp.
4.20%, 08/26/24	450,000	443,218
4.00%, 01/22/25	450,000	440,959
3.95%, 04/21/25	400,000	387,696
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.98%, 04/22/25 (a)(b)	350,000	333,529
3.84%, 04/25/25 (a)(b)	350,000	343,602
3.88%, 08/01/25	275,000	268,939
0.98%, 09/25/25 (a)(b)	325,000	303,680
3.09%, 10/01/25 (a)(b)	375,000	361,204
2.46%, 10/22/25 (a)(b)	425,000	404,940
1.53%, 12/06/25 (a)(b)	100,000	93,766
3.37%, 01/23/26 (a)(b)	320,000	307,952
2.02%, 02/13/26 (a)(b)	300,000	281,298
4.45%, 03/03/26	325,000	318,620
3.38%, 04/02/26 (a)(b)	550,000	527,972
3.50%, 04/19/26	425,000	408,705
1.32%, 06/19/26 (a)(b)	600,000	548,952
4.83%, 07/22/26 (a)(b)	300,000	296,526
6.22%, 09/15/26	75,000	77,404
4.25%, 10/22/26	350,000	339,983
1.20%, 10/24/26 (a)(b)	350,000	315,021
1.66%, 03/11/27 (a)(b)	450,000	407,479
3.56%, 04/23/27 (a)(b)	500,000	477,400
1.73%, 07/22/27 (a)(b)	1,000,000	897,000
3.25%, 10/21/27 (a)	400,000	377,176
4.18%, 11/25/27 (a)	350,000	338,807
3.82%, 01/20/28 (a)(b)	450,000	429,534
2.55%, 02/04/28 (a)(b)	425,000	387,426
3.71%, 04/24/28 (a)(b)	250,000	236,580
4.38%, 04/27/28 (a)(b)	350,000	339,556
3.59%, 07/21/28 (a)(b)	300,000	282,267
4.95%, 07/22/28 (a)(b)	500,000	497,630
6.20%, 11/10/28 (a)(b)	350,000	366,184
3.42%, 12/20/28 (a)(b)	1,000,000	930,450
3.97%, 03/05/29 (a)(b)	250,000	236,940
Bank of Montreal
2.50%, 06/28/24	330,000	319,315
0.63%, 07/09/24	200,000	189,084
4.25%, 09/14/24	100,000	98,795
1.50%, 01/10/25	225,000	211,658
1.85%, 05/01/25	250,000	234,307
3.70%, 06/07/25	300,000	291,777
1.25%, 09/15/26	250,000	221,265
0.95%, 01/22/27 (a)(b)	150,000	134,052
2.65%, 03/08/27	200,000	185,014
4.70%, 09/14/27 (a)	300,000	298,227
3.80%, 12/15/32 (a)(b)	200,000	179,784
Bank of New York Mellon Corp.
0.50%, 04/26/24 (a)	100,000	95,180
3.40%, 05/15/24 (a)	100,000	98,617
3.25%, 09/11/24 (a)	100,000	97,675
2.10%, 10/24/24	275,000	263,279
3.00%, 02/24/25 (a)	145,000	140,064

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.60%, 04/24/25 (a)	250,000	233,573
3.35%, 04/25/25 (a)	100,000	96,982
3.95%, 11/18/25 (a)	75,000	73,058
5.22%, 11/21/25 (a)(b)	250,000	250,770
0.75%, 01/28/26 (a)	100,000	89,409
2.80%, 05/04/26 (a)	100,000	94,205
4.41%, 07/24/26 (a)(b)	100,000	99,232
2.45%, 08/17/26 (a)	150,000	139,493
1.05%, 10/15/26 (a)	150,000	132,114
3.25%, 05/16/27 (a)	150,000	142,685
3.44%, 02/07/28 (a)(b)	150,000	143,741
3.99%, 06/13/28 (a)(b)	150,000	145,907
5.80%, 10/25/28 (a)(b)	200,000	207,984
4.54%, 02/01/29 (a)(b)	150,000	148,787
Bank of Nova Scotia
0.70%, 04/15/24	300,000	286,815
0.65%, 07/31/24	200,000	188,686
2.20%, 02/03/25	230,000	218,702
3.45%, 04/11/25	250,000	242,577
1.30%, 06/11/25	250,000	230,648
4.50%, 12/16/25	225,000	220,667
4.75%, 02/02/26	200,000	198,950
1.05%, 03/02/26	175,000	156,830
1.35%, 06/24/26	150,000	133,905
2.70%, 08/03/26	200,000	185,850
1.30%, 09/15/26	125,000	110,525
1.95%, 02/02/27	150,000	135,953
2.95%, 03/11/27	150,000	140,145
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	67,222
Barclays PLC
4.38%, 09/11/24	200,000	193,098
3.65%, 03/16/25	375,000	358,954
3.93%, 05/07/25 (a)(b)	500,000	486,850
4.38%, 01/12/26	400,000	387,668
2.85%, 05/07/26 (a)(b)	250,000	233,718
5.20%, 05/12/26	350,000	335,391
5.30%, 08/09/26 (a)(b)	250,000	245,300
7.33%, 11/02/26 (a)(b)	200,000	205,834
2.28%, 11/24/27 (a)(b)	350,000	308,077
5.50%, 08/09/28 (a)(b)	275,000	273,303
7.39%, 11/02/28 (a)(b)	250,000	265,122
BNP Paribas S.A.
4.25%, 10/15/24	200,000	194,490
BPCE S.A.
3.38%, 12/02/26	250,000	234,045
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	23,289
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	235,000	229,682
2.25%, 01/28/25	225,000	214,547
3.30%, 04/07/25	250,000	242,030
0.95%, 10/23/25	200,000	181,504
1.25%, 06/22/26	175,000	156,926
3.45%, 04/07/27	150,000	142,488
Capital One Financial Corp.
3.75%, 04/24/24 (a)	150,000	146,387
3.30%, 10/30/24 (a)	200,000	191,252
3.20%, 02/05/25 (a)	195,000	183,928
4.25%, 04/30/25 (a)	50,000	47,783
4.17%, 05/09/25 (a)(b)	200,000	193,846
4.20%, 10/29/25 (a)	250,000	234,045
2.64%, 03/03/26 (a)(b)	200,000	185,472
4.99%, 07/24/26 (a)(b)	250,000	241,212
3.75%, 07/28/26 (a)	225,000	205,432
3.75%, 03/09/27 (a)	200,000	181,970
3.65%, 05/11/27 (a)	150,000	137,139
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 11/02/27 (a)(b)	225,000	193,754
4.93%, 05/10/28 (a)(b)	300,000	288,600
5.47%, 02/01/29 (a)(b)	250,000	243,915
Citigroup, Inc.
3.75%, 06/16/24	140,000	137,795
4.00%, 08/05/24	95,000	93,390
3.88%, 03/26/25	225,000	218,147
3.35%, 04/24/25 (a)(b)	425,000	414,553
3.30%, 04/27/25	225,000	217,289
0.98%, 05/01/25 (a)(b)	400,000	380,564
4.14%, 05/24/25 (a)(b)	100,000	98,425
4.40%, 06/10/25	400,000	390,160
5.50%, 09/13/25	200,000	199,870
1.28%, 11/03/25 (a)(b)	200,000	187,152
3.70%, 01/12/26	350,000	339,220
2.01%, 01/25/26 (a)(b)	300,000	282,768
4.60%, 03/09/26	275,000	270,248
3.29%, 03/17/26 (a)(b)	300,000	288,378
3.11%, 04/08/26 (a)(b)	600,000	574,092
3.40%, 05/01/26	400,000	382,392
5.61%, 09/29/26 (a)(b)	425,000	427,597
3.20%, 10/21/26 (a)	475,000	448,808
4.30%, 11/20/26	250,000	242,637
1.12%, 01/28/27 (a)(b)	450,000	402,732
1.46%, 06/09/27 (a)(b)	475,000	422,303
4.45%, 09/29/27	500,000	485,255
3.89%, 01/10/28 (a)(b)	450,000	431,010
3.07%, 02/24/28 (a)(b)	450,000	419,044
4.66%, 05/24/28 (a)(b)	200,000	197,844
3.67%, 07/24/28 (a)(b)	200,000	189,558
3.52%, 10/27/28 (a)(b)	350,000	327,533
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	224,135
3.75%, 02/18/26 (a)	250,000	228,880
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	100,000	90,149
2.85%, 07/27/26 (a)	200,000	171,764
Comerica Bank
2.50%, 07/23/24	250,000	229,798
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	251,302
Cooperatieve Rabobank UA
5.00%, 01/13/25	250,000	250,662
3.38%, 05/21/25	300,000	289,725
4.38%, 08/04/25	250,000	242,250
3.75%, 07/21/26	250,000	236,535
Credit Suisse AG
3.63%, 09/09/24	400,000	382,528
7.95%, 01/09/25	250,000	250,950
3.70%, 02/21/25	250,000	237,662
2.95%, 04/09/25	250,000	232,843
1.25%, 08/07/26	250,000	211,828
5.00%, 07/09/27	250,000	240,880
7.50%, 02/15/28	400,000	424,996
Credit Suisse Group AG
3.75%, 03/26/25	350,000	322,910
4.55%, 04/17/26	325,000	299,081
Deutsche Bank AG
0.90%, 05/28/24	150,000	140,948
3.70%, 05/30/24	250,000	238,000
1.45%, 04/01/25 (a)(b)	200,000	186,266
4.50%, 04/01/25	200,000	184,452
3.96%, 11/26/25 (a)(b)	325,000	307,612
4.10%, 01/13/26	150,000	137,496
1.69%, 03/19/26	250,000	221,748
6.12%, 07/14/26 (a)(b)	250,000	242,755
2.13%, 11/24/26 (a)(b)	350,000	303,233

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.31%, 11/16/27 (a)(b)	150,000	127,125
2.55%, 01/07/28 (a)(b)	250,000	214,455
6.72%, 01/18/29 (a)(b)	200,000	199,370
4.88%, 12/01/32 (a)(b)	200,000	163,420
Discover Bank
2.45%, 09/12/24 (a)	250,000	237,020
3.45%, 07/27/26 (a)	250,000	230,883
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	47,717
4.50%, 01/30/26 (a)	50,000	48,333
4.10%, 02/09/27 (a)	200,000	190,276
Fifth Third Bancorp
2.38%, 01/28/25 (a)	170,000	158,024
2.55%, 05/05/27 (a)	200,000	172,988
1.71%, 11/01/27 (a)(b)	125,000	105,831
6.36%, 10/27/28 (a)(b)	100,000	100,732
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	237,070
5.85%, 10/27/25 (a)(b)	100,000	99,035
2.25%, 02/01/27 (a)	100,000	87,852
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,101
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	69,916
FNB Corp.
5.15%, 08/25/25 (a)	75,000	70,128
Goldman Sachs Group, Inc.
3.85%, 07/08/24 (a)	375,000	368,812
5.70%, 11/01/24	100,000	100,782
3.50%, 01/23/25 (a)	375,000	365,269
3.50%, 04/01/25 (a)	550,000	534,330
3.75%, 05/22/25 (a)	400,000	388,752
3.27%, 09/29/25 (a)(b)	500,000	485,205
4.25%, 10/21/25	325,000	315,854
0.86%, 02/12/26 (a)(b)	150,000	137,315
3.75%, 02/25/26 (a)	300,000	292,089
3.50%, 11/16/26 (a)	425,000	406,347
1.09%, 12/09/26 (a)(b)	325,000	291,080
5.95%, 01/15/27	150,000	154,635
3.85%, 01/26/27 (a)	500,000	482,880
1.43%, 03/09/27 (a)(b)	500,000	447,260
4.39%, 06/15/27 (a)(b)	100,000	98,025
1.54%, 09/10/27 (a)(b)	450,000	396,306
1.95%, 10/21/27 (a)(b)	675,000	603,112
2.64%, 02/24/28 (a)(b)	500,000	457,040
3.62%, 03/15/28 (a)(b)	500,000	473,640
3.69%, 06/05/28 (a)(b)	350,000	332,454
4.48%, 08/23/28 (a)(b)	400,000	391,584
HSBC Holdings PLC
0.98%, 05/24/25 (a)(b)	200,000	188,458
4.25%, 08/18/25	250,000	238,607
2.63%, 11/07/25 (a)(b)	350,000	331,135
4.18%, 12/09/25 (a)(b)	200,000	194,236
4.30%, 03/08/26	500,000	489,295
3.00%, 03/10/26 (a)(b)	350,000	332,017
1.65%, 04/18/26 (a)(b)	300,000	274,332
3.90%, 05/25/26	250,000	236,980
2.10%, 06/04/26 (a)(b)	400,000	367,788
4.29%, 09/12/26 (a)(b)	400,000	383,732
7.34%, 11/03/26 (a)(b)	300,000	312,528
4.38%, 11/23/26	200,000	191,104
1.59%, 05/24/27 (a)(b)	300,000	264,630
2.25%, 11/22/27 (a)(b)	550,000	488,213
4.04%, 03/13/28 (a)(b)	400,000	377,884
4.76%, 06/09/28 (a)(b)	350,000	339,087
5.21%, 08/11/28 (a)(b)	350,000	347,504
2.01%, 09/22/28 (a)(b)	250,000	215,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.39%, 11/03/28 (a)(b)	350,000	375,151
6.16%, 03/09/29 (a)(b)	300,000	308,559
HSBC USA, Inc.
3.75%, 05/24/24	200,000	195,420
3.50%, 06/23/24	100,000	97,239
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	100,000	93,608
4.00%, 05/15/25 (a)	50,000	47,187
4.44%, 08/04/28 (a)(b)	100,000	91,679
Huntington National Bank
5.70%, 11/18/25 (a)(b)	250,000	241,975
4.55%, 05/17/28 (a)(b)	250,000	235,070
ING Groep N.V.
3.55%, 04/09/24	200,000	196,298
3.87%, 03/28/26 (a)(b)	200,000	193,542
3.95%, 03/29/27	200,000	191,238
1.73%, 04/01/27 (a)(b)	200,000	178,256
4.02%, 03/28/28 (a)(b)	200,000	191,018
JPMorgan Chase & Co.
3.63%, 05/13/24	300,000	296,325
3.88%, 09/10/24	475,000	467,162
3.13%, 01/23/25 (a)	400,000	388,960
0.82%, 06/01/25 (a)(b)	300,000	284,316
3.85%, 06/14/25 (a)(b)	400,000	393,472
0.97%, 06/23/25 (a)(b)	300,000	284,241
3.90%, 07/15/25 (a)	375,000	369,266
7.75%, 07/15/25	50,000	53,125
0.77%, 08/09/25 (a)(b)	300,000	282,009
2.30%, 10/15/25 (a)(b)	305,000	291,690
1.56%, 12/10/25 (a)(b)	450,000	422,482
5.55%, 12/15/25 (a)(b)	300,000	302,241
2.60%, 02/24/26 (a)(b)	250,000	237,887
2.01%, 03/13/26 (a)(b)	400,000	377,200
3.30%, 04/01/26 (a)	400,000	386,552
2.08%, 04/22/26 (a)(b)	700,000	657,650
4.08%, 04/26/26 (a)(b)	400,000	392,796
3.20%, 06/15/26 (a)	300,000	288,723
2.95%, 10/01/26 (a)	500,000	473,695
7.63%, 10/15/26	100,000	108,932
1.05%, 11/19/26 (a)(b)	450,000	403,357
4.13%, 12/15/26	325,000	318,155
3.96%, 01/29/27 (a)(b)	300,000	291,306
1.04%, 02/04/27 (a)(b)	400,000	357,144
1.58%, 04/22/27 (a)(b)	500,000	449,415
8.00%, 04/29/27	75,000	85,157
1.47%, 09/22/27 (a)(b)	425,000	376,036
4.25%, 10/01/27	250,000	245,955
3.63%, 12/01/27 (a)	100,000	95,769
3.78%, 02/01/28 (a)(b)	400,000	382,980
2.95%, 02/24/28 (a)(b)	500,000	464,645
4.32%, 04/26/28 (a)(b)	500,000	488,830
3.54%, 05/01/28 (a)(b)	450,000	426,055
2.18%, 06/01/28 (a)(b)	250,000	224,213
4.85%, 07/25/28 (a)(b)	500,000	499,665
KeyBank NA
4.15%, 08/08/25	250,000	236,927
5.85%, 11/15/27 (a)	250,000	246,870
KeyCorp
4.15%, 10/29/25	50,000	47,056
2.25%, 04/06/27	200,000	171,226
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	193,016
4.45%, 05/08/25	300,000	293,451
3.87%, 07/09/25 (a)(b)	300,000	291,756
4.58%, 12/10/25	200,000	190,224
2.44%, 02/05/26 (a)(b)	200,000	188,354
3.51%, 03/18/26 (a)(b)	200,000	190,534

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 03/24/26	200,000	190,656
4.72%, 08/11/26 (a)(b)	200,000	195,634
3.75%, 01/11/27	200,000	187,538
1.63%, 05/11/27 (a)(b)	200,000	177,626
3.75%, 03/18/28 (a)(b)	200,000	186,402
4.38%, 03/22/28	200,000	190,550
3.57%, 11/07/28 (a)(b)	200,000	183,252
5.87%, 03/06/29 (a)(b)	200,000	201,836
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	233,485
4.65%, 01/27/26 (a)	250,000	235,655
3.40%, 08/17/27	75,000	64,759
4.70%, 01/27/28 (a)	250,000	234,490
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	200,000	193,056
2.19%, 02/25/25	400,000	376,964
3.78%, 03/02/25	250,000	244,187
1.41%, 07/17/25	200,000	183,588
4.79%, 07/18/25 (a)(b)	225,000	222,820
0.95%, 07/19/25 (a)(b)	450,000	423,891
5.06%, 09/12/25 (a)(b)	300,000	297,981
3.85%, 03/01/26	400,000	384,328
2.76%, 09/13/26	250,000	232,158
3.68%, 02/22/27	50,000	48,387
1.54%, 07/20/27 (a)(b)	300,000	265,695
3.29%, 07/25/27	200,000	188,094
1.64%, 10/13/27 (a)(b)	250,000	220,075
2.34%, 01/19/28 (a)(b)	200,000	179,958
3.96%, 03/02/28	200,000	192,756
4.08%, 04/19/28 (a)(b)	200,000	191,734
5.02%, 07/20/28 (a)(b)	200,000	198,524
5.35%, 09/13/28 (a)(b)	200,000	200,890
5.42%, 02/22/29 (a)(b)	200,000	201,992
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	187,112
2.84%, 09/13/26	200,000	186,330
3.66%, 02/28/27	200,000	189,964
1.23%, 05/22/27 (a)(b)	200,000	176,090
1.55%, 07/09/27 (a)(b)	200,000	177,176
3.17%, 09/11/27	200,000	186,310
5.41%, 09/13/28 (a)(b)	200,000	200,974
Morgan Stanley
3.88%, 04/29/24	600,000	592,662
3.70%, 10/23/24	500,000	491,300
3.62%, 04/17/25 (a)(b)	200,000	196,342
0.79%, 05/30/25 (a)(b)	500,000	473,630
2.72%, 07/22/25 (a)(b)	335,000	323,238
4.00%, 07/23/25	525,000	515,534
0.86%, 10/21/25 (a)(b)	250,000	232,575
1.16%, 10/21/25 (a)(b)	300,000	280,326
5.00%, 11/24/25	325,000	323,762
3.88%, 01/27/26	525,000	514,096
2.63%, 02/18/26 (a)(b)	250,000	237,475
2.19%, 04/28/26 (a)(b)	500,000	470,390
4.68%, 07/17/26 (a)(b)	300,000	296,718
3.13%, 07/27/26	200,000	189,732
6.25%, 08/09/26	200,000	209,046
4.35%, 09/08/26	350,000	341,533
6.14%, 10/16/26 (a)(b)	200,000	205,072
0.99%, 12/10/26 (a)(b)	400,000	356,800
3.63%, 01/20/27	525,000	505,454
3.95%, 04/23/27	325,000	314,268
1.59%, 05/04/27 (a)(b)	600,000	540,612
1.51%, 07/20/27 (a)(b)	550,000	488,482
2.48%, 01/21/28 (a)(b)	300,000	274,359
4.21%, 04/20/28 (a)(b)	400,000	388,748
3.59%, 07/22/28 (a)(b)	475,000	449,141
6.30%, 10/18/28 (a)(b)	350,000	368,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.77%, 01/24/29 (a)(b)	400,000	379,188
5.12%, 02/01/29 (a)(b)	500,000	503,485
National Australia Bank Ltd.
5.13%, 11/22/24	350,000	353,101
2.50%, 07/12/26	300,000	280,551
3.91%, 06/09/27	250,000	242,932
4.94%, 01/12/28	250,000	253,477
National Bank of Canada
5.25%, 01/17/25	250,000	249,725
Natwest Group PLC
4.80%, 04/05/26	300,000	293,850
7.47%, 11/10/26 (a)(b)	200,000	207,534
1.64%, 06/14/27 (a)(b)	200,000	176,300
3.07%, 05/22/28 (a)(b)	250,000	226,345
5.52%, 09/30/28 (a)(b)	200,000	198,570
3.75%, 11/01/29 (a)(b)	200,000	188,150
Northern Trust Corp.
3.95%, 10/30/25	175,000	170,154
4.00%, 05/10/27 (a)	150,000	147,063
3.38%, 05/08/32 (a)(b)	50,000	45,343
PNC Bank NA
3.30%, 10/30/24 (a)	100,000	96,890
2.95%, 02/23/25 (a)	250,000	238,682
3.88%, 04/10/25 (a)	250,000	242,002
4.20%, 11/01/25 (a)	250,000	242,805
3.10%, 10/25/27 (a)	250,000	234,385
PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	150,000	142,679
5.67%, 10/28/25 (a)(b)	100,000	100,064
2.60%, 07/23/26 (a)	250,000	232,243
1.15%, 08/13/26 (a)	150,000	132,428
3.15%, 05/19/27 (a)	100,000	93,947
5.35%, 12/02/28 (a)(b)	200,000	201,376
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	92,152
Royal Bank of Canada
2.55%, 07/16/24	300,000	290,355
3.97%, 07/26/24	250,000	246,697
0.65%, 07/29/24	150,000	141,720
0.75%, 10/07/24	100,000	93,814
5.66%, 10/25/24	300,000	302,700
2.25%, 11/01/24	175,000	167,650
1.15%, 06/10/25	350,000	322,336
4.88%, 01/12/26	150,000	150,327
0.88%, 01/20/26	150,000	135,095
4.65%, 01/27/26	275,000	271,131
1.20%, 04/27/26	325,000	291,795
1.15%, 07/14/26	150,000	134,849
1.40%, 11/02/26	200,000	177,580
2.05%, 01/21/27	175,000	158,863
3.63%, 05/04/27	250,000	239,727
4.24%, 08/03/27	200,000	195,328
6.00%, 11/01/27	150,000	156,918
Santander Holdings USA, Inc.
3.50%, 06/07/24 (a)	175,000	170,154
3.45%, 06/02/25 (a)	150,000	141,098
4.26%, 06/09/25 (a)(b)	100,000	96,572
4.50%, 07/17/25 (a)	150,000	143,375
5.81%, 09/09/26 (a)(b)	100,000	98,310
3.24%, 10/05/26 (a)(c)	150,000	136,244
4.40%, 07/13/27 (a)	150,000	141,947
2.49%, 01/06/28 (a)(b)	175,000	151,562
6.50%, 03/09/29 (a)(b)	150,000	150,105
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	178,886
1.67%, 06/14/27 (a)(b)	200,000	174,286
2.47%, 01/11/28 (a)(b)	200,000	176,198

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.82%, 11/03/28 (a)(b)	200,000	183,342
6.53%, 01/10/29 (a)(b)	200,000	203,746
State Street Corp.
3.30%, 12/16/24	100,000	97,322
3.55%, 08/18/25	200,000	194,944
2.35%, 11/01/25 (a)(b)	250,000	239,627
2.90%, 03/30/26 (a)(b)	100,000	95,701
2.65%, 05/19/26	150,000	141,483
5.75%, 11/04/26 (a)(b)	50,000	51,481
1.68%, 11/18/27 (a)(b)	150,000	134,619
2.20%, 02/07/28 (a)(b)	125,000	114,435
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200,000	196,120
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	200,000	193,308
2.45%, 09/27/24	200,000	191,820
2.35%, 01/15/25	250,000	237,355
1.47%, 07/08/25	400,000	367,068
0.95%, 01/12/26	100,000	88,993
5.46%, 01/13/26	250,000	252,517
3.78%, 03/09/26	300,000	292,584
2.63%, 07/14/26	350,000	324,292
1.40%, 09/17/26	300,000	262,848
3.01%, 10/19/26	250,000	233,710
3.45%, 01/11/27	250,000	235,847
3.36%, 07/12/27	300,000	284,529
3.35%, 10/18/27	250,000	232,510
5.52%, 01/13/28	250,000	253,947
Synchrony Financial
4.25%, 08/15/24 (a)	250,000	234,920
4.88%, 06/13/25 (a)	100,000	92,748
4.50%, 07/23/25 (a)	200,000	181,732
3.70%, 08/04/26 (a)	175,000	153,179
3.95%, 12/01/27 (a)	225,000	192,436
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	110,008
Toronto-Dominion Bank
2.65%, 06/12/24	325,000	316,101
0.70%, 09/10/24	200,000	188,036
4.29%, 09/13/24	250,000	247,205
1.45%, 01/10/25	100,000	94,132
3.77%, 06/06/25	225,000	219,195
1.15%, 06/12/25	150,000	138,216
0.75%, 09/11/25	75,000	67,573
0.75%, 01/06/26	250,000	223,313
1.20%, 06/03/26	250,000	222,760
1.25%, 09/10/26	250,000	221,303
1.95%, 01/12/27	150,000	134,820
2.80%, 03/10/27	200,000	185,082
4.11%, 06/08/27	250,000	242,322
4.69%, 09/15/27	225,000	222,908
5.16%, 01/10/28	150,000	151,698
3.63%, 09/15/31 (a)(b)	275,000	260,727
Truist Bank
2.15%, 12/06/24 (a)	250,000	235,952
1.50%, 03/10/25 (a)	250,000	230,443
3.63%, 09/16/25 (a)	300,000	286,518
4.05%, 11/03/25 (a)	200,000	192,886
3.30%, 05/15/26 (a)	200,000	185,158
Truist Financial Corp.
2.50%, 08/01/24 (a)	175,000	167,736
2.85%, 10/26/24 (a)	175,000	167,668
4.00%, 05/01/25 (a)	200,000	193,310
3.70%, 06/05/25 (a)	150,000	143,871
1.20%, 08/05/25 (a)	150,000	135,341
4.26%, 07/28/26 (a)(b)	225,000	217,044
1.27%, 03/02/27 (a)(b)	200,000	175,938
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 08/03/27 (a)	100,000	84,787
4.12%, 06/06/28 (a)(b)	200,000	190,442
4.87%, 01/26/29 (a)(b)	200,000	194,782
US Bancorp
2.40%, 07/30/24 (a)	200,000	192,788
3.60%, 09/11/24 (a)	150,000	145,434
1.45%, 05/12/25 (a)	300,000	277,188
3.95%, 11/17/25 (a)	150,000	146,903
3.10%, 04/27/26 (a)	150,000	139,278
2.38%, 07/22/26 (a)	200,000	184,188
5.73%, 10/21/26 (a)(b)	200,000	201,084
3.15%, 04/27/27 (a)	200,000	187,716
2.22%, 01/27/28 (a)(b)	200,000	179,912
4.55%, 07/22/28 (a)(b)	300,000	292,299
4.65%, 02/01/29 (a)(b)	200,000	195,114
US Bank NA
2.05%, 01/21/25 (a)	100,000	94,450
2.80%, 01/27/25 (a)	200,000	191,588
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	50,000	42,906
Wachovia Corp.
7.57%, 08/01/26 (d)	50,000	52,868
Wells Fargo & Co.
3.30%, 09/09/24	350,000	341,757
3.00%, 02/19/25	350,000	337,144
0.81%, 05/19/25 (a)(b)	150,000	142,539
3.55%, 09/29/25	350,000	336,987
2.41%, 10/30/25 (a)(b)	500,000	475,820
2.16%, 02/11/26 (a)(b)	400,000	377,004
3.00%, 04/22/26	550,000	520,272
3.91%, 04/25/26 (a)(b)	400,000	387,980
2.19%, 04/30/26 (a)(b)	500,000	469,290
4.10%, 06/03/26	400,000	387,748
4.54%, 08/15/26 (a)(b)	325,000	319,459
3.00%, 10/23/26	525,000	491,374
3.20%, 06/17/27 (a)(b)	400,000	376,912
4.30%, 07/22/27	400,000	388,288
3.53%, 03/24/28 (a)(b)	650,000	613,996
3.58%, 05/22/28 (a)(b)	500,000	471,270
2.39%, 06/02/28 (a)(b)	500,000	450,165
4.81%, 07/25/28 (a)(b)	500,000	494,180
Western Alliance Bancorp
3.00%, 06/15/31 (a)(b)	100,000	66,384
Westpac Banking Corp.
2.35%, 02/19/25	175,000	167,755
3.74%, 08/26/25	150,000	146,937
2.85%, 05/13/26	250,000	237,085
1.15%, 06/03/26	350,000	314,328
2.70%, 08/19/26	200,000	188,056
3.35%, 03/08/27	200,000	191,224
4.04%, 08/26/27	200,000	197,314
5.46%, 11/18/27	200,000	208,034
3.40%, 01/25/28	100,000	95,075
2.89%, 02/04/30 (a)(b)	225,000	211,496
4.32%, 11/23/31 (a)(b)	275,000	261,341
		135,319,945
Brokerage/Asset Managers/Exchanges 1.3%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	72,487
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	98,042
3.00%, 04/02/25 (a)	100,000	96,422
2.88%, 09/15/26 (a)	100,000	93,804
BGC Partners, Inc.
3.75%, 10/01/24 (a)	75,000	72,362

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock, Inc.
3.20%, 03/15/27	125,000	120,704
Brookfield Corp.
4.00%, 01/15/25 (a)	100,000	98,219
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	125,000	123,109
4.25%, 06/02/26 (a)	100,000	96,947
3.90%, 01/25/28 (a)	150,000	139,581
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	96,777
CME Group, Inc.
3.00%, 03/15/25 (a)	100,000	96,951
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	72,482
Eaton Vance Corp.
3.50%, 04/06/27 (a)	100,000	95,963
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,417
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	100,000	98,426
3.75%, 12/01/25 (a)	250,000	243,482
3.10%, 09/15/27 (a)	75,000	71,005
4.00%, 09/15/27 (a)	300,000	297,138
Invesco Finance PLC
3.75%, 01/15/26	150,000	144,577
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	74,398
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	197,254
Lazard Group LLC
3.75%, 02/13/25	100,000	97,356
3.63%, 03/01/27 (a)	50,000	47,022
Legg Mason, Inc.
4.75%, 03/15/26	125,000	123,906
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	97,858
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	189,554
5.10%, 07/03/25	200,000	197,042
1.85%, 07/16/25	300,000	275,403
1.65%, 07/14/26	200,000	175,990
2.33%, 01/22/27	200,000	176,946
5.39%, 07/06/27	200,000	196,906
Stifel Financial Corp.
4.25%, 07/18/24	115,000	113,412
The Charles Schwab Corp.
3.75%, 04/01/24 (a)(e)	30,000	29,488
3.00%, 03/10/25 (a)(e)	25,000	23,760
4.20%, 03/24/25 (a)(e)	75,000	73,117
3.63%, 04/01/25 (a)(e)	50,000	48,311
3.85%, 05/21/25 (a)(e)	95,000	91,375
3.45%, 02/13/26 (a)(e)	30,000	28,367
0.90%, 03/11/26 (a)(e)	175,000	153,664
1.15%, 05/13/26 (a)(e)	150,000	131,769
3.20%, 03/02/27 (a)(e)	50,000	46,318
2.45%, 03/03/27 (a)(e)	225,000	203,193
3.30%, 04/01/27 (a)(e)	50,000	46,295
		5,162,599
Finance Companies 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (a)	275,000	263,172
1.65%, 10/29/24 (a)	350,000	326,921
3.50%, 01/15/25 (a)	150,000	143,881
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 07/15/25 (a)	150,000	150,832
4.45%, 10/01/25 (a)	150,000	145,312
1.75%, 01/30/26 (a)	150,000	134,034
4.45%, 04/03/26 (a)	225,000	216,049
2.45%, 10/29/26 (a)	600,000	538,740
3.65%, 07/21/27 (a)	200,000	184,772
3.88%, 01/23/28 (a)	100,000	92,294
Air Lease Corp.
0.80%, 08/18/24 (a)	100,000	93,334
2.30%, 02/01/25 (a)	100,000	94,982
3.25%, 03/01/25 (a)	125,000	120,153
3.38%, 07/01/25 (a)	125,000	119,064
2.88%, 01/15/26 (a)	225,000	210,112
3.75%, 06/01/26 (a)	125,000	118,469
1.88%, 08/15/26 (a)	200,000	177,948
2.20%, 01/15/27 (a)	100,000	88,926
3.63%, 04/01/27 (a)	100,000	92,943
3.63%, 12/01/27 (a)	250,000	232,575
Aircastle Ltd.
4.13%, 05/01/24 (a)	50,000	48,938
4.25%, 06/15/26 (a)	125,000	118,591
Ares Capital Corp.
4.20%, 06/10/24 (a)	135,000	130,847
4.25%, 03/01/25 (a)	145,000	137,547
3.25%, 07/15/25 (a)	225,000	206,820
3.88%, 01/15/26 (a)	200,000	184,556
2.15%, 07/15/26 (a)	175,000	150,386
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	125,000	111,249
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	44,793
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	67,571
Blackstone Private Credit Fund
1.75%, 09/15/24	75,000	69,734
2.35%, 11/22/24	75,000	69,647
2.70%, 01/15/25 (a)	75,000	69,240
4.70%, 03/24/25	150,000	143,802
2.63%, 12/15/26 (a)	225,000	189,470
3.25%, 03/15/27 (a)	200,000	169,978
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	113,543
2.75%, 09/16/26 (a)	125,000	108,166
2.13%, 02/15/27 (a)	100,000	83,367
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	24,200
4.13%, 02/01/25 (a)	160,000	152,342
3.40%, 01/15/26 (a)	200,000	180,548
3.25%, 07/15/27 (a)	75,000	63,657
GATX Corp.
3.25%, 03/30/25 (a)	50,000	48,010
3.25%, 09/15/26 (a)	100,000	94,281
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	57,461
2.88%, 01/15/26 (a)	100,000	90,920
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	75,000	72,110
2.50%, 08/24/26 (a)	100,000	86,318
2.05%, 02/15/27 (a)	75,000	61,694
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	100,000	84,729
3.38%, 01/20/27 (a)	25,000	21,555
Main Street Capital Corp.
5.20%, 05/01/24	75,000	73,560
3.00%, 07/14/26 (a)	100,000	87,920

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	70,479
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	104,895
2.70%, 01/15/27 (a)	50,000	42,822
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	24,418
4.00%, 03/30/25 (a)	105,000	98,298
3.75%, 07/22/25 (a)	100,000	91,845
4.25%, 01/15/26 (a)	150,000	138,483
3.40%, 07/15/26 (a)	150,000	133,135
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	50,000	43,094
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	75,000	64,664
4.70%, 02/08/27 (a)	100,000	91,449
7.75%, 09/16/27 (a)(c)	100,000	99,081
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	41,882
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	66,452
3.36%, 11/15/26 (a)	50,000	41,941
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	90,818
		8,205,819
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	43,816
ORIX Corp.
3.25%, 12/04/24	125,000	121,365
3.70%, 07/18/27	50,000	47,652
5.00%, 09/13/27	100,000	100,050
		312,883
Insurance 2.8%
Aetna, Inc.
3.50%, 11/15/24 (a)	175,000	171,113
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	68,275
2.88%, 10/15/26 (a)	75,000	70,803
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	97,218
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,663
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	99,950
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	158,192
3.90%, 04/01/26 (a)	150,000	146,144
Anthem, Inc.
3.50%, 08/15/24 (a)	175,000	171,465
3.35%, 12/01/24 (a)	125,000	122,101
2.38%, 01/15/25 (a)	200,000	191,576
3.65%, 12/01/27 (a)	300,000	290,013
4.10%, 03/01/28 (a)	150,000	147,118
Aon Corp.
8.21%, 01/01/27	100,000	100,892
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	93,205
Aon PLC
3.50%, 06/14/24 (a)	75,000	73,634
3.88%, 12/15/25 (a)	150,000	146,524
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	97,471
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	91,000	90,882
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	136,178
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	475,000	462,792
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	91,581
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	69,015
Centene Corp.
4.25%, 12/15/27 (a)	350,000	337,578
Chubb INA Holdings, Inc.
3.35%, 05/15/24	75,000	73,845
3.15%, 03/15/25	150,000	146,319
3.35%, 05/03/26 (a)	250,000	242,550
CNA Financial Corp.
3.95%, 05/15/24 (a)	75,000	74,128
4.50%, 03/01/26 (a)	75,000	74,516
3.45%, 08/15/27 (a)	100,000	94,792
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	125,000	123,848
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)(c)	150,000	144,354
3.65%, 04/05/27 (a)(c)	200,000	187,610
6.88%, 12/15/52 (a)(b)(c)	175,000	154,411
Elevance Health, Inc.
1.50%, 03/15/26 (a)	125,000	114,036
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)(c)	100,000	100,957
First American Financial Corp.
4.60%, 11/15/24	75,000	73,871
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	74,219
Humana, Inc.
3.85%, 10/01/24 (a)	75,000	73,798
4.50%, 04/01/25 (a)	100,000	99,469
1.35%, 02/03/27 (a)	125,000	110,005
3.95%, 03/15/27 (a)	100,000	96,976
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	74,901
Kemper Corp.
4.35%, 02/15/25 (a)	120,000	117,901
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	91,711
3.80%, 03/01/28 (a)	100,000	90,625
Loews Corp.
3.75%, 04/01/26 (a)	100,000	97,571
Manulife Financial Corp.
4.15%, 03/04/26	250,000	246,237
4.06%, 02/24/32 (a)(b)	125,000	118,914
Markel Corp.
3.50%, 11/01/27 (a)	50,000	47,776
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	80,000	78,567
3.50%, 03/10/25 (a)	100,000	97,413
3.75%, 03/14/26 (a)	100,000	97,905
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	72,449

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
3.60%, 04/10/24	175,000	172,602
3.00%, 03/01/25	100,000	96,894
3.60%, 11/13/25 (a)	75,000	73,515
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	74,212
3.88%, 08/26/26 (a)	125,000	119,879
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	96,733
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	91,508
5.38%, 05/15/45 (a)(b)	150,000	140,517
4.50%, 09/15/47 (a)(b)	125,000	112,049
Radian Group, Inc.
4.50%, 10/01/24 (a)	75,000	73,130
6.63%, 03/15/25 (a)	100,000	99,655
4.88%, 03/15/27 (a)	75,000	71,330
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	72,446
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	44,127
The Progressive Corp.
2.45%, 01/15/27	100,000	93,180
2.50%, 03/15/27 (a)	100,000	93,223
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	123,310
UnitedHealth Group, Inc.
0.55%, 05/15/24 (a)	50,000	47,703
2.38%, 08/15/24	225,000	218,689
3.75%, 07/15/25	300,000	296,775
5.15%, 10/15/25	100,000	102,002
3.70%, 12/15/25	100,000	97,899
1.25%, 01/15/26	100,000	92,017
3.10%, 03/15/26	200,000	193,640
1.15%, 05/15/26 (a)	250,000	228,022
3.45%, 01/15/27	125,000	121,860
3.70%, 05/15/27 (a)	150,000	146,869
2.95%, 10/15/27	225,000	212,807
Voya Financial, Inc.
3.65%, 06/15/26	100,000	95,366
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	97,970
4.65%, 06/15/27 (a)	100,000	98,549
		10,558,535
REITs 2.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	96,016
4.30%, 01/15/26 (a)	50,000	49,228
3.95%, 01/15/27 (a)	125,000	120,662
3.95%, 01/15/28 (a)	75,000	71,023
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,477
3.45%, 06/01/25 (a)	75,000	72,625
3.50%, 11/15/25 (a)	100,000	96,828
2.95%, 05/11/26 (a)	125,000	118,021
3.35%, 05/15/27 (a)	50,000	47,237
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	157,877
3.65%, 02/01/26 (a)	200,000	183,582
6.75%, 12/01/27 (a)	175,000	173,490
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	75,000	70,372
3.95%, 11/15/27 (a)	75,000	57,487
7.55%, 03/15/28 (a)	50,000	44,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brixmor Operating Partnership LP
3.65%, 06/15/24 (a)	175,000	169,855
3.85%, 02/01/25 (a)	20,000	19,185
4.13%, 06/15/26 (a)	150,000	142,150
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	66,812
CubeSmart LP
4.00%, 11/15/25 (a)	100,000	96,808
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	185,218
5.55%, 01/15/28 (a)	150,000	150,006
EPR Properties
4.75%, 12/15/26 (a)	25,000	21,956
4.50%, 06/01/27 (a)	100,000	86,481
ERP Operating LP
3.25%, 08/01/27 (a)	175,000	165,511
Essex Portfolio LP
3.88%, 05/01/24 (a)	100,000	98,535
3.50%, 04/01/25 (a)	15,000	14,474
3.63%, 05/01/27 (a)	100,000	94,821
1.70%, 03/01/28 (a)	100,000	86,036
Federal Realty Investment Trust
1.25%, 02/15/26 (a)	100,000	91,029
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	116,829
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	24,224
4.00%, 06/01/25 (a)	150,000	147,016
1.35%, 02/01/27 (a)	150,000	132,121
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	45,430
4.13%, 03/15/28 (a)	50,000	43,675
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	115,000	112,358
4.50%, 02/01/26 (a)	100,000	97,068
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	50,000	34,601
5.95%, 02/15/28 (a)	75,000	58,036
Kilroy Realty LP
3.45%, 12/15/24 (a)	75,000	67,514
4.38%, 10/01/25 (a)	50,000	45,501
Kimco Realty Corp.
3.30%, 02/01/25 (a)	125,000	120,265
2.80%, 10/01/26 (a)	150,000	138,220
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	92,149
Life Storage LP
3.50%, 07/01/26 (a)	100,000	94,995
3.88%, 12/15/27 (a)	100,000	95,148
Mid-America Apartments LP
3.75%, 06/15/24 (a)	100,000	98,656
4.00%, 11/15/25 (a)	100,000	98,247
1.10%, 09/15/26 (a)	175,000	154,471
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	55,000	54,001
4.00%, 11/15/25 (a)	100,000	97,346
3.50%, 10/15/27 (a)	100,000	94,099
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	50,000	49,397
4.50%, 01/15/25 (a)	50,000	48,496
5.25%, 01/15/26 (a)	100,000	98,354
4.50%, 04/01/27 (a)	125,000	117,084
4.75%, 01/15/28 (a)	100,000	92,831

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	72,501
Prologis LP
3.25%, 06/30/26 (a)	75,000	72,312
3.25%, 10/01/26 (a)	75,000	72,815
Public Storage
0.88%, 02/15/26 (a)	100,000	90,215
1.50%, 11/09/26 (a)	175,000	158,916
3.09%, 09/15/27 (a)	100,000	94,441
Realty Income Corp.
3.88%, 07/15/24 (a)	75,000	73,790
4.63%, 11/01/25 (a)	150,000	148,177
0.75%, 03/15/26 (a)	75,000	66,569
4.88%, 06/01/26 (a)	75,000	74,650
4.13%, 10/15/26 (a)	100,000	96,888
3.00%, 01/15/27 (a)	150,000	140,242
3.95%, 08/15/27 (a)	200,000	192,898
3.40%, 01/15/28 (a)	100,000	93,967
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	95,596
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	93,765
Simon Property Group LP
2.00%, 09/13/24 (a)	150,000	143,439
3.38%, 10/01/24 (a)	100,000	97,732
3.50%, 09/01/25 (a)	225,000	217,278
3.30%, 01/15/26 (a)	150,000	143,763
3.25%, 11/30/26 (a)	275,000	261,869
1.38%, 01/15/27 (a)	75,000	66,076
3.38%, 06/15/27 (a)	150,000	141,060
3.38%, 12/01/27 (a)	75,000	70,069
SITE Centers Corp.
3.63%, 02/01/25 (a)	75,000	71,173
4.25%, 02/01/26 (a)	100,000	94,398
4.70%, 06/01/27 (a)	50,000	46,603
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	91,248
2.10%, 03/15/28 (a)	100,000	84,120
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	45,471
3.88%, 07/15/27 (a)	50,000	44,992
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	94,045
3.50%, 07/01/27 (a)	100,000	95,327
Ventas Realty LP
3.50%, 04/15/24 (a)	75,000	73,379
3.75%, 05/01/24 (a)	35,000	34,305
2.65%, 01/15/25 (a)	160,000	152,594
4.13%, 01/15/26 (a)	130,000	126,352
3.25%, 10/15/26 (a)	100,000	93,588
4.00%, 03/01/28 (a)	100,000	94,131
Vornado Realty LP
3.50%, 01/15/25 (a)	75,000	67,840
2.15%, 06/01/26 (a)	50,000	40,144
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	194,132
4.25%, 04/01/26 (a)	150,000	147,550
2.70%, 02/15/27 (a)	100,000	91,568
WP Carey, Inc.
4.60%, 04/01/24 (a)	75,000	73,429
4.00%, 02/01/25 (a)	75,000	73,309
4.25%, 10/01/26 (a)	50,000	48,935
		10,171,500
		169,731,281

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 48.4%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	75,000	73,885
1.50%, 10/15/25 (a)	100,000	93,188
1.85%, 05/15/27 (a)	100,000	90,625
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	99,011
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	73,611
6.55%, 11/29/27 (a)	150,000	156,501
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	151,249
4.75%, 02/28/28 (a)	175,000	177,266
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	97,738
5.90%, 07/05/24	325,000	325,260
6.05%, 03/15/25	275,000	276,842
1.40%, 08/05/26 (a)	50,000	43,128
6.17%, 07/15/27 (a)	325,000	328,793
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	184,906
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	325,000	324,873
Eastman Chemical Co.
3.80%, 03/15/25 (a)	150,000	146,377
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	95,137
1.65%, 02/01/27 (a)	100,000	90,674
3.25%, 12/01/27 (a)	100,000	95,827
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	94,089
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	50,000	48,799
5.50%, 01/17/27	100,000	100,509
FMC Corp.
3.20%, 10/01/26 (a)	100,000	94,641
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	199,030
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	98,270
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,504
4.70%, 12/05/25 (a)	175,000	176,846
3.20%, 01/30/26 (a)	125,000	122,419
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	95,963
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	68,123
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	200,000	200,162
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	121,188
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	94,078
4.30%, 05/23/27 (a)	200,000	196,758
Nutrien Ltd.
5.90%, 11/07/24	100,000	101,489
3.00%, 04/01/25 (a)	50,000	48,069
4.00%, 12/15/26 (a)	75,000	72,715
4.90%, 03/27/28 (a)	100,000	100,041

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Packaging Corp. of America
3.65%, 09/15/24 (a)	100,000	98,445
PPG Industries, Inc.
2.40%, 08/15/24 (a)	50,000	48,236
1.20%, 03/15/26 (a)	150,000	135,508
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,963
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	71,377
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	50,000	48,924
3.45%, 08/01/25 (a)	75,000	72,766
4.25%, 08/08/25	25,000	24,763
3.95%, 01/15/26 (a)	75,000	73,246
3.45%, 06/01/27 (a)	250,000	239,525
Southern Copper Corp.
3.88%, 04/23/25	100,000	97,249
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	71,889
2.40%, 06/15/25 (a)	75,000	71,052
5.00%, 12/15/26 (a)	75,000	74,960
Vale Overseas Ltd.
6.25%, 08/10/26	125,000	128,867
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	125,000	119,758
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	54,101
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	96,959
3.75%, 03/15/25 (a)	100,000	97,108
4.65%, 03/15/26 (a)	150,000	148,579
4.00%, 03/15/28 (a)	100,000	95,413
		6,910,272
Capital Goods 5.0%
3M Co.
2.00%, 02/14/25 (a)	120,000	114,505
2.65%, 04/15/25 (a)	200,000	191,768
3.00%, 08/07/25	100,000	96,314
2.88%, 10/15/27 (a)	150,000	140,578
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	97,199
3.55%, 10/01/27 (a)	50,000	47,331
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	125,000	120,878
Amphenol Corp.
3.20%, 04/01/24 (a)	50,000	49,036
2.05%, 03/01/25 (a)	100,000	95,233
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	227,275
1.65%, 01/15/27 (a)	100,000	87,693
Boeing Co.
2.85%, 10/30/24 (a)	100,000	96,827
4.88%, 05/01/25 (a)	500,000	499,235
2.60%, 10/30/25 (a)	50,000	47,035
2.75%, 02/01/26 (a)	250,000	237,062
2.20%, 02/04/26 (a)	925,000	858,289
3.10%, 05/01/26 (a)	100,000	94,813
2.25%, 06/15/26 (a)	75,000	68,729
2.70%, 02/01/27 (a)	175,000	161,646
2.80%, 03/01/27 (a)	100,000	92,367
5.04%, 05/01/27 (a)	350,000	352,646
3.25%, 02/01/28 (a)	150,000	139,881
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	104,000	101,769
3.75%, 12/01/27 (a)	100,000	95,575
Carrier Global Corp.
2.24%, 02/15/25 (a)	205,000	195,711
2.49%, 02/15/27 (a)	150,000	139,306
Caterpillar Financial Services Corp.
0.45%, 05/17/24	250,000	238,865
2.85%, 05/17/24	75,000	73,565
3.30%, 06/09/24	215,000	211,728
2.15%, 11/08/24	125,000	120,743
4.90%, 01/17/25	175,000	176,465
3.40%, 05/13/25	225,000	220,511
3.65%, 08/12/25	175,000	171,969
0.80%, 11/13/25	175,000	159,843
0.90%, 03/02/26	125,000	113,430
1.15%, 09/14/26	100,000	90,000
1.70%, 01/08/27	100,000	91,541
3.60%, 08/12/27	100,000	97,998
1.10%, 09/14/27	150,000	132,133
Caterpillar, Inc.
3.40%, 05/15/24 (a)	125,000	123,850
CNH Industrial Capital LLC
3.95%, 05/23/25	100,000	97,556
5.45%, 10/14/25	75,000	75,964
1.88%, 01/15/26 (a)	100,000	92,226
1.45%, 07/15/26 (a)	125,000	112,203
Deere & Co.
2.75%, 04/15/25 (a)	50,000	48,521
Dover Corp.
3.15%, 11/15/25 (a)	75,000	72,668
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,832
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	97,175
0.88%, 10/15/26 (a)	150,000	134,062
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	143,112
Fortune Brands Home & Security, Inc.
4.00%, 06/15/25 (a)	100,000	98,108
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	48,614
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	96,672
3.25%, 04/01/25 (a)	100,000	97,403
3.50%, 05/15/25 (a)	100,000	98,218
1.15%, 06/01/26 (a)	75,000	68,161
2.13%, 08/15/26 (a)	100,000	93,908
3.50%, 04/01/27 (a)	125,000	121,339
2.63%, 11/15/27 (a)	50,000	46,393
Hexcel Corp.
4.95%, 08/15/25 (a)	75,000	73,535
4.20%, 02/15/27 (a)	75,000	71,412
Honeywell International, Inc.
2.30%, 08/15/24 (a)	125,000	121,425
1.35%, 06/01/25 (a)	175,000	165,153
2.50%, 11/01/26 (a)	325,000	309,065
1.10%, 03/01/27 (a)	150,000	134,803
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,425
3.15%, 08/15/27 (a)	100,000	94,582
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	122,363
3.48%, 12/01/27 (a)	50,000	46,785

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	175,000	166,668
John Deere Capital Corp.
0.45%, 06/07/24	125,000	119,090
2.65%, 06/24/24	45,000	43,939
0.63%, 09/10/24	150,000	142,143
4.55%, 10/11/24	125,000	125,223
2.05%, 01/09/25	20,000	19,291
2.13%, 03/07/25	50,000	47,949
3.45%, 03/13/25	100,000	98,540
3.40%, 09/11/25	125,000	121,731
4.80%, 01/09/26	200,000	203,086
0.70%, 01/15/26	50,000	45,484
2.65%, 06/10/26	100,000	95,186
1.05%, 06/17/26	200,000	181,130
1.30%, 10/13/26	75,000	67,843
1.70%, 01/11/27	150,000	136,417
2.35%, 03/08/27	100,000	93,124
1.75%, 03/09/27	100,000	91,226
2.80%, 09/08/27	100,000	94,117
4.15%, 09/15/27	300,000	298,680
4.75%, 01/20/28	250,000	255,580
4.90%, 03/03/28	100,000	102,827
1.50%, 03/06/28	200,000	175,978
Johnson Controls International plc
3.90%, 02/14/26 (a)	150,000	146,608
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	85,000	83,756
3.83%, 04/27/25 (a)	150,000	146,416
3.85%, 12/15/26 (a)	50,000	48,870
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	73,440
Legrand France S.A.
8.50%, 02/15/25	70,000	74,933
Lennox International, Inc.
1.35%, 08/01/25 (a)	175,000	160,443
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	125,000	123,985
5.10%, 11/15/27 (a)	200,000	207,942
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	75,000	74,452
3.50%, 12/15/27 (a)	100,000	96,119
Masco Corp.
3.50%, 11/15/27 (a)	50,000	47,456
1.50%, 02/15/28 (a)	100,000	85,522
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	275,000	266,681
3.20%, 02/01/27 (a)	150,000	143,613
3.25%, 01/15/28 (a)	250,000	237,822
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	189,130
2.29%, 04/05/27 (a)	100,000	91,101
Owens Corning
4.20%, 12/01/24 (a)	50,000	49,384
3.40%, 08/15/26 (a)	75,000	71,522
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	146,095
3.65%, 06/15/24	200,000	197,260
3.25%, 03/01/27 (a)	150,000	143,088
4.25%, 09/15/27 (a)	150,000	147,745
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	146,620
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	225,000	222,394
2.65%, 11/01/26 (a)	150,000	141,166
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 03/15/27 (a)	200,000	193,596
3.13%, 05/04/27 (a)	150,000	142,368
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	201,576
Republic Services, Inc.
2.50%, 08/15/24 (a)	170,000	164,779
3.20%, 03/15/25 (a)	80,000	77,716
0.88%, 11/15/25 (a)	100,000	90,709
3.38%, 11/15/27 (a)	150,000	143,409
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	48,655
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,126
Sonoco Products Co.
2.25%, 02/01/27 (a)	100,000	90,675
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	143,742
4.00%, 03/15/60 (a)(b)	100,000	79,183
Teledyne Technologies, Inc.
0.95%, 04/01/24 (a)	125,000	119,913
1.60%, 04/01/26 (a)	50,000	45,625
Textron, Inc.
3.88%, 03/01/25 (a)	75,000	73,639
4.00%, 03/15/26 (a)	75,000	73,919
3.65%, 03/15/27 (a)	75,000	71,820
Timken Co.
3.88%, 09/01/24 (a)	75,000	73,598
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,847
3.50%, 03/21/26 (a)	100,000	97,040
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	88,902
Vulcan Materials Co.
4.50%, 04/01/25 (a)	50,000	49,726
3.90%, 04/01/27 (a)	100,000	97,446
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	73,043
0.75%, 11/15/25 (a)	75,000	68,345
3.15%, 11/15/27 (a)	100,000	95,564
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	75,000	71,588
3.45%, 11/15/26 (a)	125,000	117,801
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	85,650
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	95,867
1.95%, 01/30/28 (a)	100,000	88,614
		18,695,321
Communications 5.3%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	145,310
3.40%, 06/15/27 (a)	50,000	47,974
American Tower Corp.
3.38%, 05/15/24 (a)	100,000	97,903
2.95%, 01/15/25 (a)	150,000	144,585
2.40%, 03/15/25 (a)	175,000	166,094
1.30%, 09/15/25 (a)	200,000	183,702
1.60%, 04/15/26 (a)	200,000	181,022
1.45%, 09/15/26 (a)	100,000	88,929
3.38%, 10/15/26 (a)	150,000	142,184
2.75%, 01/15/27 (a)	200,000	184,466
3.13%, 01/15/27 (a)	75,000	70,082
3.55%, 07/15/27 (a)	100,000	94,428

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 01/15/28 (a)	200,000	188,024
1.50%, 01/31/28 (a)	100,000	85,326
AT&T, Inc.
1.70%, 03/25/26 (a)	550,000	505,004
2.95%, 07/15/26 (a)	100,000	94,317
3.80%, 02/15/27 (a)	150,000	145,344
4.25%, 03/01/27 (a)	250,000	247,902
2.30%, 06/01/27 (a)	450,000	412,434
1.65%, 02/01/28 (a)	150,000	131,840
4.10%, 02/15/28 (a)	500,000	488,470
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	700,000	692,902
3.75%, 02/15/28 (a)	200,000	185,888
4.20%, 03/15/28 (a)	150,000	141,879
Comcast Corp.
3.70%, 04/15/24 (a)	200,000	197,760
3.38%, 02/15/25 (a)	225,000	220,914
3.38%, 08/15/25 (a)	250,000	244,515
3.95%, 10/15/25 (a)	550,000	543,917
3.15%, 03/01/26 (a)	400,000	388,072
2.35%, 01/15/27 (a)	275,000	256,528
3.30%, 02/01/27 (a)	225,000	217,391
3.30%, 04/01/27 (a)	150,000	144,339
5.35%, 11/15/27 (a)	175,000	182,240
3.55%, 05/01/28 (a)	200,000	192,390
Crown Castle International Corp.
3.20%, 09/01/24 (a)	100,000	97,252
1.35%, 07/15/25 (a)	100,000	92,253
4.45%, 02/15/26 (a)	200,000	197,874
3.70%, 06/15/26 (a)	50,000	48,259
1.05%, 07/15/26 (a)	150,000	132,518
4.00%, 03/01/27 (a)	100,000	96,935
2.90%, 03/15/27 (a)	125,000	116,045
3.65%, 09/01/27 (a)	150,000	142,475
Crown Castle, Inc.
5.00%, 01/11/28 (a)	250,000	252,057
Discovery Communications LLC
3.90%, 11/15/24 (a)	75,000	73,227
3.95%, 06/15/25 (a)	125,000	120,590
4.90%, 03/11/26 (a)	225,000	223,663
3.95%, 03/20/28 (a)	250,000	234,357
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	75,647
Fox Corp.
3.05%, 04/07/25 (a)	95,000	91,717
Magallanes, Inc.
3.64%, 03/15/25 (c)	275,000	266,368
3.76%, 03/15/27 (a)(c)	675,000	636,181
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	386,372
Netflix, Inc.
5.88%, 02/15/25	125,000	127,688
4.38%, 11/15/26	150,000	148,683
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	125,000	122,564
3.60%, 04/15/26 (a)	225,000	218,779
Rogers Communications, Inc.
2.95%, 03/15/25 (a)(c)	100,000	96,263
3.63%, 12/15/25 (a)	100,000	97,048
2.90%, 11/15/26 (a)	75,000	70,373
3.20%, 03/15/27 (a)(c)	225,000	211,730
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	150,000	146,090
3.70%, 04/14/27 (a)	100,000	96,779
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TCI Communications, Inc.
7.88%, 02/15/26	75,000	81,773
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	290,511
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	121,220
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	550,000	534,875
1.50%, 02/15/26 (a)	175,000	160,204
2.25%, 02/15/26 (a)	275,000	256,668
2.63%, 04/15/26 (a)	200,000	187,382
3.75%, 04/15/27 (a)	650,000	625,228
5.38%, 04/15/27 (a)	150,000	151,050
2.05%, 02/15/28 (a)	200,000	177,786
4.95%, 03/15/28 (a)	350,000	353,496
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	193,592
3.00%, 02/13/26	250,000	241,460
1.85%, 07/30/26	200,000	185,132
2.95%, 06/15/27	100,000	95,032
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	175,000	171,880
3.38%, 02/15/25	275,000	269,736
0.85%, 11/20/25 (a)	150,000	136,722
1.45%, 03/20/26 (a)	300,000	276,282
2.63%, 08/15/26	325,000	307,606
4.13%, 03/16/27	550,000	545,930
3.00%, 03/22/27 (a)	150,000	142,626
2.10%, 03/22/28 (a)	400,000	356,548
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	158,000	156,777
4.00%, 01/15/26 (a)	225,000	218,227
Vodafone Group PLC
4.13%, 05/30/25	250,000	247,277
Walt Disney Co.
1.75%, 08/30/24 (a)	150,000	144,399
3.70%, 09/15/24 (a)	100,000	98,811
3.35%, 03/24/25	275,000	270,229
3.70%, 10/15/25 (a)	100,000	98,408
1.75%, 01/13/26	250,000	234,427
3.38%, 11/15/26 (a)	75,000	72,740
3.70%, 03/23/27	50,000	49,065
2.20%, 01/13/28	100,000	91,891
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	194,860
WPP Finance 2010
3.75%, 09/19/24	120,000	117,070
		19,930,782
Consumer Cyclical 7.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	100,000	86,453
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	300,000	293,481
3.40%, 12/06/27 (a)	375,000	353,662
Amazon.com, Inc.
2.73%, 04/13/24	200,000	196,094
0.45%, 05/12/24	400,000	383,464
2.80%, 08/22/24 (a)	350,000	342,510
4.70%, 11/29/24	200,000	201,468
3.80%, 12/05/24 (a)	175,000	173,642
3.00%, 04/13/25	275,000	268,273
0.80%, 06/03/25 (a)	250,000	232,675
4.60%, 12/01/25	200,000	201,770
5.20%, 12/03/25 (a)	125,000	127,570

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.00%, 05/12/26 (a)	450,000	408,100
3.30%, 04/13/27 (a)	300,000	290,385
1.20%, 06/03/27 (a)	175,000	155,431
3.15%, 08/22/27 (a)	550,000	528,269
4.55%, 12/01/27 (a)	300,000	304,659
American Honda Finance Corp.
2.40%, 06/27/24	100,000	97,093
0.55%, 07/12/24	200,000	189,660
0.75%, 08/09/24	250,000	237,002
2.15%, 09/10/24	130,000	125,377
1.20%, 07/08/25	25,000	23,188
1.00%, 09/10/25	150,000	137,711
1.30%, 09/09/26	150,000	134,808
2.30%, 09/09/26	125,000	116,429
2.35%, 01/08/27	75,000	69,638
4.70%, 01/12/28	100,000	101,039
3.50%, 02/15/28	250,000	239,872
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	119,043
AutoNation, Inc.
3.50%, 11/15/24 (a)	165,000	159,750
3.80%, 11/15/27 (a)	50,000	46,263
AutoZone, Inc.
3.13%, 04/18/24 (a)	75,000	73,392
3.25%, 04/15/25 (a)	15,000	14,535
3.63%, 04/15/25 (a)	90,000	87,782
3.13%, 04/21/26 (a)	75,000	71,820
3.75%, 06/01/27 (a)	125,000	121,103
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,860
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	122,509
3.60%, 06/01/26 (a)	100,000	97,620
BorgWarner, Inc.
3.38%, 03/15/25 (a)	85,000	82,595
2.65%, 07/01/27 (a)	200,000	184,186
CBRE Services, Inc.
4.88%, 03/01/26 (a)	125,000	123,366
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	205,000	201,005
3.00%, 05/18/27 (a)	100,000	96,509
1.38%, 06/20/27 (a)	250,000	224,782
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	91,501
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	97,239
Dollar General Corp.
4.25%, 09/20/24	175,000	173,213
4.15%, 11/01/25 (a)	75,000	73,974
3.88%, 04/15/27 (a)	100,000	97,849
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	175,000	171,839
DR Horton, Inc.
2.50%, 10/15/24 (a)	75,000	72,299
2.60%, 10/15/25 (a)	90,000	84,443
1.30%, 10/15/26 (a)	100,000	88,383
1.40%, 10/15/27 (a)	100,000	86,314
eBay, Inc.
3.45%, 08/01/24 (a)	120,000	117,656
1.90%, 03/11/25 (a)	125,000	118,271
1.40%, 05/10/26 (a)	125,000	113,610
3.60%, 06/05/27 (a)	125,000	119,785
5.95%, 11/22/27 (a)	100,000	104,533
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	124,724
4.63%, 08/01/27 (a)	250,000	246,085
General Motors Co.
4.00%, 04/01/25	105,000	102,547
6.13%, 10/01/25 (a)	325,000	330,899
4.20%, 10/01/27 (a)	100,000	96,002
6.80%, 10/01/27 (a)	150,000	158,722
General Motors Financial Co., Inc.
3.95%, 04/13/24 (a)	220,000	216,533
1.20%, 10/15/24	150,000	140,760
3.50%, 11/07/24 (a)	150,000	146,220
4.00%, 01/15/25 (a)	150,000	146,433
2.90%, 02/26/25 (a)	225,000	215,309
3.80%, 04/07/25	200,000	194,474
4.35%, 04/09/25 (a)	125,000	122,544
2.75%, 06/20/25 (a)	200,000	189,682
4.30%, 07/13/25 (a)	125,000	122,356
6.05%, 10/10/25	100,000	101,735
1.25%, 01/08/26 (a)	225,000	202,770
5.25%, 03/01/26 (a)	225,000	225,171
1.50%, 06/10/26 (a)	250,000	222,847
4.00%, 10/06/26 (a)	125,000	119,680
4.35%, 01/17/27 (a)	200,000	194,008
2.35%, 02/26/27 (a)	150,000	134,318
5.00%, 04/09/27 (a)	200,000	197,976
2.70%, 08/20/27 (a)	200,000	179,130
6.00%, 01/09/28 (a)	150,000	153,609
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	94,609
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/24 (a)	65,000	62,057
5.25%, 06/01/25 (a)	150,000	147,148
5.38%, 04/15/26 (a)	150,000	146,265
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,564
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	73,862
Home Depot, Inc.
3.35%, 09/15/25 (a)	225,000	220,540
3.00%, 04/01/26 (a)	200,000	194,180
2.13%, 09/15/26 (a)	200,000	188,024
2.50%, 04/15/27 (a)	200,000	187,970
2.88%, 04/15/27 (a)	50,000	47,691
2.80%, 09/14/27 (a)	225,000	213,698
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	100,000	95,744
2.53%, 03/10/27 (a)	175,000	164,220
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	125,000	118,349
5.63%, 04/23/25 (a)	90,000	89,565
4.85%, 03/15/26 (a)	50,000	49,907
JD.com, Inc.
3.88%, 04/29/26	200,000	194,228
Lear Corp.
3.80%, 09/15/27 (a)	100,000	95,129
Lennar Corp.
4.50%, 04/30/24 (a)	100,000	98,814
5.88%, 11/15/24 (a)	75,000	75,404
4.75%, 05/30/25 (a)	75,000	74,015
5.25%, 06/01/26 (a)	50,000	50,206
5.00%, 06/15/27 (a)	50,000	50,161
4.75%, 11/29/27 (a)	175,000	173,175
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	75,000	73,340
4.00%, 04/15/25 (a)	75,000	74,029

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 09/08/25	200,000	198,992
3.38%, 09/15/25 (a)	100,000	96,990
2.50%, 04/15/26 (a)	225,000	212,247
3.35%, 04/01/27 (a)	125,000	120,144
3.10%, 05/03/27 (a)	250,000	237,685
Magna International, Inc.
3.63%, 06/15/24 (a)	150,000	147,447
4.15%, 10/01/25 (a)	150,000	147,084
Marriott International, Inc.
3.60%, 04/15/24 (a)	115,000	113,062
3.75%, 03/15/25 (a)	50,000	48,870
5.75%, 05/01/25 (a)	100,000	101,483
3.75%, 10/01/25 (a)	50,000	48,643
3.13%, 06/15/26 (a)	100,000	94,488
5.00%, 10/15/27 (a)	175,000	175,525
McDonald's Corp.
3.25%, 06/10/24	100,000	98,532
3.38%, 05/26/25 (a)	50,000	48,862
3.30%, 07/01/25 (a)	150,000	147,117
1.45%, 09/01/25 (a)	50,000	46,686
3.70%, 01/30/26 (a)	275,000	270,435
3.50%, 03/01/27 (a)	150,000	145,825
3.50%, 07/01/27 (a)	175,000	169,906
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	77,719
2.38%, 11/01/26 (a)	225,000	211,907
2.75%, 03/27/27 (a)	150,000	142,853
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	97,468
3.60%, 09/01/27 (a)	150,000	145,009
PACCAR Financial Corp.
2.15%, 08/15/24	175,000	169,367
1.80%, 02/06/25	10,000	9,515
3.55%, 08/11/25	150,000	147,085
4.95%, 10/03/25	50,000	50,513
1.10%, 05/11/26	50,000	45,276
2.00%, 02/04/27	100,000	91,965
PulteGroup, Inc.
5.50%, 03/01/26 (a)	125,000	125,971
5.00%, 01/15/27 (a)	25,000	24,908
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	97,958
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	98,123
Ross Stores, Inc.
4.60%, 04/15/25 (a)	145,000	144,755
0.88%, 04/15/26 (a)	75,000	67,001
Starbucks Corp.
3.80%, 08/15/25 (a)	300,000	295,968
4.75%, 02/15/26	150,000	151,033
2.00%, 03/12/27 (a)	75,000	68,311
Tapestry, Inc.
4.25%, 04/01/25 (a)	25,000	24,608
4.13%, 07/15/27 (a)	100,000	96,242
Target Corp.
3.50%, 07/01/24	140,000	138,305
2.25%, 04/15/25 (a)	300,000	288,504
2.50%, 04/15/26	275,000	264,509
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	164,848
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	74,528
4.88%, 03/15/27 (a)	75,000	73,326
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Toyota Motor Corp.
2.36%, 07/02/24	100,000	97,224
1.34%, 03/25/26 (a)	200,000	182,842
Toyota Motor Credit Corp.
2.90%, 04/17/24	100,000	97,923
0.63%, 09/13/24	250,000	236,392
4.40%, 09/20/24	350,000	349,492
2.00%, 10/07/24	75,000	72,171
1.45%, 01/13/25	100,000	94,728
1.80%, 02/13/25	225,000	214,447
3.00%, 04/01/25	250,000	242,245
3.40%, 04/14/25	100,000	97,659
3.65%, 08/18/25	200,000	195,912
0.80%, 10/16/25	225,000	205,218
0.80%, 01/09/26	150,000	136,115
1.13%, 06/18/26	250,000	225,642
1.90%, 01/13/27	150,000	136,838
3.05%, 03/22/27	250,000	237,515
1.15%, 08/13/27	150,000	130,937
4.55%, 09/20/27	200,000	201,140
4.63%, 01/12/28	250,000	253,240
VF Corp.
2.40%, 04/23/25 (a)	150,000	141,563
2.80%, 04/23/27 (a)	100,000	92,969
VICI Properties LP
4.38%, 05/15/25	275,000	267,858
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	190,000	186,584
3.45%, 06/01/26 (a)	225,000	215,001
Walmart, Inc.
2.85%, 07/08/24 (a)	150,000	146,998
2.65%, 12/15/24 (a)	115,000	111,938
3.55%, 06/26/25 (a)	175,000	173,603
3.90%, 09/09/25	325,000	324,493
3.05%, 07/08/26 (a)	125,000	121,259
1.05%, 09/17/26 (a)	250,000	225,502
3.95%, 09/09/27 (a)	150,000	149,982
		28,562,208
Consumer Non-Cyclical 12.0%
Abbott Laboratories
2.95%, 03/15/25 (a)	150,000	146,616
3.88%, 09/15/25 (a)	25,000	24,802
3.75%, 11/30/26 (a)	275,000	273,100
AbbVie, Inc.
3.85%, 06/15/24 (a)	200,000	197,642
2.60%, 11/21/24 (a)	575,000	554,967
3.80%, 03/15/25 (a)	500,000	492,025
3.60%, 05/14/25 (a)	575,000	564,155
3.20%, 05/14/26 (a)	325,000	313,794
2.95%, 11/21/26 (a)	625,000	594,944
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	100,000	94,564
Altria Group, Inc.
2.35%, 05/06/25 (a)	180,000	171,043
4.40%, 02/14/26 (a)	100,000	99,220
2.63%, 09/16/26 (a)	125,000	117,399
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	125,000	122,788
3.25%, 03/01/25 (a)	20,000	19,423
3.45%, 12/15/27 (a)	100,000	95,241
Amgen, Inc.
3.63%, 05/22/24 (a)	200,000	197,224
1.90%, 02/21/25 (a)	120,000	114,240
5.25%, 03/02/25	100,000	101,134
3.13%, 05/01/25 (a)	150,000	145,679

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.51%, 03/02/26 (a)	250,000	251,237
2.60%, 08/19/26 (a)	200,000	188,434
2.20%, 02/21/27 (a)	250,000	230,417
3.20%, 11/02/27 (a)	200,000	189,644
5.15%, 03/02/28 (a)	600,000	613,074
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	539,957
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	165,406
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	275,000	263,021
1.20%, 05/28/26 (a)	175,000	159,406
4.88%, 03/03/28 (a)	100,000	102,956
AstraZeneca PLC
3.38%, 11/16/25	325,000	319,017
0.70%, 04/08/26 (a)	200,000	180,222
3.13%, 06/12/27 (a)	150,000	143,337
BAT Capital Corp.
3.22%, 08/15/24 (a)	425,000	413,036
2.79%, 09/06/24 (a)	150,000	144,723
3.22%, 09/06/26 (a)	200,000	188,692
4.70%, 04/02/27 (a)	150,000	147,331
3.56%, 08/15/27 (a)	550,000	512,017
2.26%, 03/25/28 (a)	200,000	171,986
BAT International Finance PLC
1.67%, 03/25/26 (a)	250,000	227,730
4.45%, 03/16/28 (a)	200,000	190,252
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	146,969
Baxter International, Inc.
1.32%, 11/29/24	300,000	282,393
2.60%, 08/15/26 (a)	75,000	70,008
1.92%, 02/01/27 (a)	250,000	224,087
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	150,000	147,282
3.73%, 12/15/24 (a)	145,000	142,170
3.70%, 06/06/27 (a)	275,000	266,326
4.69%, 02/13/28 (a)	150,000	150,867
Bestfoods
7.25%, 12/15/26	150,000	163,639
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	293,430
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	94,663
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	94,594
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (a)	425,000	417,010
0.75%, 11/13/25 (a)	175,000	160,384
3.20%, 06/15/26 (a)	300,000	290,496
3.25%, 02/27/27	75,000	72,808
1.13%, 11/13/27 (a)	200,000	175,524
3.45%, 11/15/27 (a)	100,000	96,757
3.40%, 07/26/29 (a)	100,000	95,194
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	73,454
Brunswick Corp.
0.85%, 08/18/24 (a)	100,000	93,809
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,530
3.25%, 08/15/26 (a)	200,000	189,896
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	147,489
3.30%, 03/19/25 (a)	50,000	48,569
4.15%, 03/15/28 (a)	150,000	147,035
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	175,000	171,073
3.50%, 11/15/24 (a)	70,000	68,323
3.75%, 09/15/25 (a)	100,000	97,697
3.41%, 06/15/27 (a)	150,000	142,371
Cigna Corp.
3.50%, 06/15/24 (a)	125,000	122,773
3.25%, 04/15/25 (a)	25,000	24,257
4.13%, 11/15/25 (a)	350,000	345,198
4.50%, 02/25/26 (a)	200,000	199,104
1.25%, 03/15/26 (a)	100,000	90,695
3.40%, 03/01/27 (a)	225,000	215,491
3.05%, 10/15/27 (a)	150,000	140,088
Clorox Co.
3.10%, 10/01/27 (a)	50,000	47,470
Coca-Cola Co.
1.75%, 09/06/24	150,000	145,812
3.38%, 03/25/27	200,000	196,664
1.45%, 06/01/27	250,000	227,240
1.50%, 03/05/28	150,000	133,764
1.00%, 03/15/28	200,000	173,714
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	144,747
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,925
1.55%, 10/01/25 (a)	200,000	184,056
6.07%, 11/01/27 (a)	50,000	51,479
Conagra Brands, Inc.
4.30%, 05/01/24 (a)	75,000	74,311
4.60%, 11/01/25 (a)	175,000	173,691
1.38%, 11/01/27 (a)	150,000	128,739
Constellation Brands, Inc.
3.60%, 05/09/24	100,000	98,619
4.75%, 11/15/24	75,000	75,090
4.40%, 11/15/25 (a)	100,000	98,922
4.75%, 12/01/25	150,000	150,271
3.70%, 12/06/26 (a)	100,000	97,030
3.50%, 05/09/27 (a)	100,000	96,590
4.35%, 05/09/27 (a)	100,000	98,834
CVS Health Corp.
3.38%, 08/12/24 (a)	100,000	98,053
2.63%, 08/15/24 (a)	165,000	160,312
4.10%, 03/25/25 (a)	175,000	173,880
3.88%, 07/20/25 (a)	450,000	442,102
5.00%, 02/20/26 (a)	250,000	252,992
2.88%, 06/01/26 (a)	300,000	285,261
3.00%, 08/15/26 (a)	50,000	47,738
3.63%, 04/01/27 (a)	150,000	144,696
1.30%, 08/21/27 (a)	400,000	348,344
4.30%, 03/25/28 (a)	800,000	786,096
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	49,096
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	105,000	100,829
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	184,852
5.30%, 10/24/27 (a)	200,000	208,026
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	96,877
5.50%, 03/15/27	75,000	79,051
3.10%, 05/15/27 (a)	75,000	72,188
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	75,000	72,388
3.15%, 03/15/27 (a)	100,000	97,127
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	72,075

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)(c)	300,000	304,161
5.65%, 11/15/27 (a)(c)	300,000	310,407
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	98,823
5.24%, 11/18/25 (a)	100,000	100,290
3.20%, 02/10/27 (a)	150,000	144,365
Gilead Sciences, Inc.
3.70%, 04/01/24 (a)	295,000	291,551
3.50%, 02/01/25 (a)	300,000	294,360
3.65%, 03/01/26 (a)	425,000	416,283
2.95%, 03/01/27 (a)	225,000	214,420
1.20%, 10/01/27 (a)	125,000	109,269
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (a)	150,000	147,235
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	175,000	173,084
GSK Consumer Healthcare Capital US LLC
3.13%, 03/24/25	250,000	241,757
3.38%, 03/24/27 (a)	275,000	260,876
Hasbro, Inc.
3.00%, 11/19/24 (a)	75,000	72,476
3.55%, 11/19/26 (a)	75,000	70,662
3.50%, 09/15/27 (a)	100,000	94,385
HCA, Inc.
5.38%, 02/01/25	400,000	400,204
5.25%, 04/15/25	275,000	276,301
5.88%, 02/15/26 (a)	200,000	202,966
5.25%, 06/15/26 (a)	250,000	250,415
5.38%, 09/01/26 (a)	175,000	175,654
4.50%, 02/15/27 (a)	200,000	195,680
3.13%, 03/15/27 (a)(c)	150,000	139,508
Hershey Co.
2.30%, 08/15/26 (a)	125,000	118,855
Hormel Foods Corp.
0.65%, 06/03/24 (a)	150,000	142,925
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	102,522
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	95,760
JBS USA LUX S.A.
2.50%, 01/15/27 (a)(c)	200,000	176,982
5.13%, 02/01/28 (a)(c)	200,000	193,792
JM Smucker Co.
3.50%, 03/15/25	150,000	146,457
3.38%, 12/15/27 (a)	100,000	95,203
Johnson & Johnson
2.63%, 01/15/25 (a)	100,000	97,750
0.55%, 09/01/25 (a)	175,000	160,958
2.45%, 03/01/26 (a)	325,000	312,868
2.95%, 03/03/27 (a)	175,000	169,486
0.95%, 09/01/27 (a)	275,000	243,950
2.90%, 01/15/28 (a)	150,000	143,865
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	94,464
Kellogg Co.
3.25%, 04/01/26	150,000	143,954
3.40%, 11/15/27 (a)	100,000	95,689
Kenvue, Inc.
5.50%, 03/22/25 (c)	150,000	152,557
5.35%, 03/22/26 (a)(c)	200,000	205,288
5.05%, 03/22/28 (a)(c)	150,000	155,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	100,000	99,016
3.40%, 11/15/25 (a)	100,000	96,374
2.55%, 09/15/26 (a)	75,000	69,609
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	48,649
2.75%, 02/15/26	75,000	72,447
1.05%, 09/15/27 (a)	125,000	109,704
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	286,716
3.88%, 05/15/27 (a)	225,000	219,854
Kroger Co.
2.65%, 10/15/26 (a)	150,000	141,648
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	100,000	97,947
2.30%, 12/01/24 (a)	50,000	47,840
3.60%, 02/01/25 (a)	200,000	194,822
1.55%, 06/01/26 (a)	50,000	44,770
3.60%, 09/01/27 (a)	100,000	95,641
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	125,000	121,846
0.90%, 02/15/26 (a)	100,000	89,888
3.40%, 08/15/27 (a)	125,000	118,701
McKesson Corp.
0.90%, 12/03/25 (a)	50,000	45,359
1.30%, 08/15/26 (a)	100,000	89,713
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	123,283
Merck & Co., Inc.
2.75%, 02/10/25 (a)	420,000	411,260
0.75%, 02/24/26 (a)	175,000	160,338
1.70%, 06/10/27 (a)	200,000	181,900
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	283,605
Mondelez International, Inc.
1.50%, 05/04/25 (a)	125,000	117,048
2.63%, 03/17/27 (a)	100,000	93,539
Novartis Capital Corp.
3.40%, 05/06/24	200,000	197,478
1.75%, 02/14/25 (a)	135,000	128,860
3.00%, 11/20/25 (a)	325,000	316,004
2.00%, 02/14/27 (a)	375,000	346,485
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	68,929
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	241,355
2.75%, 04/30/25 (a)	200,000	193,970
3.50%, 07/17/25 (a)	100,000	98,625
2.85%, 02/24/26 (a)	125,000	121,000
2.38%, 10/06/26 (a)	125,000	118,120
2.63%, 03/19/27 (a)	100,000	94,756
3.00%, 10/15/27 (a)	250,000	239,490
4.45%, 05/15/28 (a)	100,000	102,074
PerkinElmer, Inc.
0.85%, 09/15/24 (a)	150,000	140,672
Pfizer, Inc.
3.40%, 05/15/24	175,000	172,762
0.80%, 05/28/25 (a)	150,000	139,538
2.75%, 06/03/26	200,000	192,132
3.00%, 12/15/26	250,000	240,975
Philip Morris International, Inc.
2.88%, 05/01/24 (a)	115,000	112,571
3.25%, 11/10/24	180,000	175,961
1.50%, 05/01/25 (a)	175,000	163,854
3.38%, 08/11/25 (a)	175,000	169,776

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/13/26	200,000	201,500
2.75%, 02/25/26 (a)	150,000	142,289
0.88%, 05/01/26 (a)	150,000	134,609
3.13%, 08/17/27 (a)	100,000	94,883
5.13%, 11/17/27 (a)	250,000	256,052
4.88%, 02/15/28 (a)	200,000	201,922
Procter & Gamble Co.
0.55%, 10/29/25	175,000	160,939
2.70%, 02/02/26	100,000	97,064
1.00%, 04/23/26	150,000	137,355
2.45%, 11/03/26	175,000	166,087
2.80%, 03/25/27	175,000	167,086
2.85%, 08/11/27	150,000	143,450
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	50,000	46,590
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	50,000	49,469
3.50%, 03/30/25 (a)	50,000	48,530
3.45%, 06/01/26 (a)	100,000	95,876
Reynolds American, Inc.
4.45%, 06/12/25 (a)	375,000	368,640
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	159,047
1.75%, 09/02/27 (a)	175,000	151,832
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	475,000	452,152
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	95,870
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	98,107
1.15%, 06/15/25 (a)	100,000	92,396
3.38%, 11/01/25 (a)	125,000	120,671
3.50%, 03/15/26 (a)	175,000	170,532
3.65%, 03/07/28 (a)	100,000	96,473
Sutter Health
1.32%, 08/15/25 (a)	75,000	69,193
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	122,440
3.30%, 07/15/26 (a)	200,000	192,654
3.25%, 07/15/27 (a)	100,000	95,075
The Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,616
The Kroger Co.
3.50%, 02/01/26 (a)	50,000	48,808
3.70%, 08/01/27 (a)	100,000	96,305
The Procter & Gamble Co.
1.90%, 02/01/27	175,000	163,002
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	400,000	380,076
4.80%, 11/21/27 (a)	100,000	102,552
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	175,000	171,972
3.55%, 06/02/27 (a)	200,000	191,394
Unilever Capital Corp.
2.60%, 05/05/24 (a)	100,000	97,796
0.63%, 08/12/24 (a)	100,000	94,498
3.38%, 03/22/25 (a)	150,000	146,730
2.00%, 07/28/26	150,000	140,637
2.90%, 05/05/27 (a)	175,000	166,435
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	109,751
UPMC
3.60%, 04/03/25	135,000	131,899
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	350,000	333,658
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	114,911
2.30%, 06/22/27 (a)	150,000	132,260
Whirlpool Corp.
3.70%, 05/01/25	100,000	97,946
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	150,000	141,938
3.55%, 04/01/25 (a)	175,000	169,802
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	99,615
5.40%, 11/14/25 (a)	125,000	127,253
3.00%, 09/12/27 (a)	100,000	94,750
		44,992,145
Energy 5.4%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	200,000	187,604
Baker Hughes Holdings LLC
2.06%, 12/15/26 (a)	100,000	90,802
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	74,771
5.95%, 06/01/26 (a)	100,000	101,757
4.45%, 07/15/27 (a)	100,000	97,952
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	149,118
3.41%, 02/11/26 (a)	100,000	97,550
3.12%, 05/04/26 (a)	150,000	144,561
3.02%, 01/16/27 (a)	175,000	166,418
3.54%, 04/06/27 (a)	100,000	97,030
3.59%, 04/14/27 (a)	125,000	121,315
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	240,757
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (a)	100,000	98,694
3.90%, 02/01/25 (a)	100,000	97,946
2.05%, 07/15/25 (a)	125,000	117,364
3.85%, 06/01/27 (a)	200,000	191,768
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	225,000	226,780
5.13%, 06/30/27 (a)	200,000	200,572
Chevron Corp.
1.55%, 05/11/25 (a)	475,000	448,219
3.33%, 11/17/25 (a)	150,000	147,486
2.95%, 05/16/26 (a)	300,000	289,038
2.00%, 05/11/27 (a)	175,000	160,793
Chevron USA, Inc.
3.90%, 11/15/24 (a)	120,000	119,603
0.69%, 08/12/25 (a)	100,000	91,773
1.02%, 08/12/27 (a)	100,000	88,169
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	175,000	173,229
ConocoPhillips Co.
2.40%, 03/07/25 (a)	225,000	216,020
Continental Resources, Inc.
3.80%, 06/01/24 (a)	150,000	147,054
4.38%, 01/15/28 (a)	150,000	141,587
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	119,725
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	175,000	177,814
Devon Energy Corp.
5.25%, 09/15/24 (a)(c)	75,000	75,167
5.85%, 12/15/25 (a)	100,000	101,639
5.25%, 10/15/27 (a)	50,000	50,091

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	100,000	95,098
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	145,000	139,718
3.60%, 12/15/24 (a)	61,000	59,815
Enbridge, Inc.
3.50%, 06/10/24 (a)	150,000	146,995
1.60%, 10/04/26 (a)	175,000	157,146
4.25%, 12/01/26 (a)	200,000	196,608
3.70%, 07/15/27 (a)	100,000	95,335
Energy Transfer LP
4.25%, 04/01/24 (a)	15,000	14,812
4.50%, 04/15/24 (a)	120,000	118,794
3.90%, 05/15/24 (a)	100,000	98,072
3.90%, 07/15/26 (a)	125,000	120,116
4.40%, 03/15/27 (a)	100,000	97,358
4.00%, 10/01/27 (a)	100,000	95,450
5.55%, 02/15/28 (a)	150,000	152,365
Energy Transfer Operating LP
4.05%, 03/15/25 (a)	175,000	171,785
2.90%, 05/15/25 (a)	150,000	143,111
4.75%, 01/15/26 (a)	150,000	148,318
4.20%, 04/15/27 (a)	100,000	96,312
5.50%, 06/01/27 (a)	150,000	151,996
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	185,000	182,171
3.70%, 02/15/26 (a)	200,000	195,342
3.95%, 02/15/27 (a)	100,000	97,893
5.25%, 08/16/77 (a)(b)	250,000	213,370
EOG Resources, Inc.
3.15%, 04/01/25 (a)	100,000	97,092
4.15%, 01/15/26 (a)	100,000	99,257
EQT Corp.
6.13%, 02/01/25 (a)(f)	175,000	176,192
3.90%, 10/01/27 (a)	200,000	188,012
Exxon Mobil Corp.
2.02%, 08/16/24 (a)	200,000	193,554
2.71%, 03/06/25 (a)	250,000	242,855
2.99%, 03/19/25 (a)	430,000	418,545
3.04%, 03/01/26 (a)	400,000	388,456
2.28%, 08/16/26 (a)	150,000	141,008
3.29%, 03/19/27 (a)	150,000	146,817
Halliburton Co.
3.80%, 11/15/25 (a)	95,000	93,209
Hess Corp.
3.50%, 07/15/24 (a)	50,000	48,916
4.30%, 04/01/27 (a)	150,000	146,516
HF Sinclair Corp.
2.63%, 10/01/23	25,000	24,587
5.88%, 04/01/26 (a)	125,000	126,494
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (a)	100,000	99,102
4.25%, 09/01/24 (a)	50,000	49,450
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	221,785
1.75%, 11/15/26 (a)	75,000	67,710
4.30%, 03/01/28 (a)	200,000	196,688
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	100,000	100,917
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	145,481
Marathon Petroleum Corp.
3.63%, 09/15/24 (a)	75,000	73,781
4.70%, 05/01/25 (a)	225,000	224,838
5.13%, 12/15/26 (a)	125,000	126,313
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
4.88%, 12/01/24 (a)	175,000	173,995
4.00%, 02/15/25 (a)	70,000	68,600
4.88%, 06/01/25 (a)	200,000	198,760
1.75%, 03/01/26 (a)	275,000	251,174
4.13%, 03/01/27 (a)	200,000	194,096
4.25%, 12/01/27 (a)	100,000	97,113
4.00%, 03/15/28 (a)	200,000	191,502
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	74,984
5.50%, 01/15/26 (a)	200,000	200,262
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	125,000	121,226
ONEOK Partners LP
4.90%, 03/15/25 (a)	125,000	124,381
ONEOK, Inc.
2.75%, 09/01/24 (a)	95,000	92,005
2.20%, 09/15/25 (a)	75,000	69,741
5.85%, 01/15/26 (a)	70,000	71,289
4.00%, 07/13/27 (a)	100,000	95,737
Ovintiv Exploration, Inc.
5.38%, 01/01/26 (a)	125,000	125,435
Phillips 66
3.85%, 04/09/25 (a)	175,000	171,365
1.30%, 02/15/26 (a)	50,000	45,450
3.90%, 03/15/28 (a)	100,000	96,402
Phillips 66 Co.
3.55%, 10/01/26 (a)	100,000	95,575
Phillips 66 Partners LP
3.61%, 02/15/25 (a)(c)	70,000	68,076
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	136,337
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	105,000	102,459
4.65%, 10/15/25 (a)	175,000	173,605
4.50%, 12/15/26 (a)	150,000	146,956
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (a)	250,000	250,610
5.63%, 03/01/25 (a)	375,000	377,434
5.88%, 06/30/26 (a)	250,000	255,425
5.00%, 03/15/27 (a)	250,000	249,282
4.20%, 03/15/28 (a)	200,000	192,274
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	50,000	46,327
Shell International Finance BV
2.00%, 11/07/24 (a)	225,000	216,418
3.25%, 05/11/25	425,000	415,769
2.88%, 05/10/26	275,000	263,629
2.50%, 09/12/26	175,000	164,995
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	125,000	121,244
3.38%, 10/15/26 (a)	100,000	95,132
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	100,000	101,619
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	124,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	175,000	179,655
5.00%, 01/15/28 (a)	100,000	97,598
TC PipeLines LP
4.38%, 03/13/25 (a)	50,000	49,254
3.90%, 05/25/27 (a)	100,000	96,666
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	80,141

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	100,000	96,876
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	225,000	211,279
4.88%, 01/15/26 (a)	125,000	124,843
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	80,420
4.00%, 03/15/28 (a)	150,000	143,724
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	90,453
Western Midstream Operating LP
3.35%, 02/01/25 (a)(b)(d)	100,000	95,689
4.65%, 07/01/26 (a)	100,000	96,889
4.50%, 03/01/28 (a)	100,000	94,709
Williams Cos., Inc.
4.55%, 06/24/24 (a)	194,000	192,708
3.90%, 01/15/25 (a)	125,000	122,839
4.00%, 09/15/25 (a)	150,000	146,934
3.75%, 06/15/27 (a)	200,000	192,206
		20,129,457
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	194,910
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	67,004
Yale University
0.87%, 04/15/25 (a)	100,000	93,721
		355,635
Technology 9.8%
Adobe, Inc.
1.90%, 02/01/25 (a)	95,000	90,957
3.25%, 02/01/25 (a)	150,000	147,106
2.15%, 02/01/27 (a)	150,000	139,584
Alphabet, Inc.
0.45%, 08/15/25 (a)	150,000	138,042
2.00%, 08/15/26 (a)	325,000	304,707
0.80%, 08/15/27 (a)	175,000	153,576
Analog Devices, Inc.
2.95%, 04/01/25 (a)	125,000	121,018
3.50%, 12/05/26 (a)	175,000	170,161
Apple Inc.
3.45%, 05/06/24	375,000	370,826
2.85%, 05/11/24 (a)	75,000	73,742
1.80%, 09/11/24 (a)	120,000	115,830
2.75%, 01/13/25 (a)	210,000	204,817
2.50%, 02/09/25	250,000	242,820
1.13%, 05/11/25 (a)	400,000	375,532
3.20%, 05/13/25	375,000	368,190
0.55%, 08/20/25 (a)	200,000	184,406
0.70%, 02/08/26 (a)	300,000	273,060
3.25%, 02/23/26 (a)	525,000	513,880
2.45%, 08/04/26 (a)	400,000	380,992
2.05%, 09/11/26 (a)	375,000	350,782
3.35%, 02/09/27 (a)	350,000	341,834
3.20%, 05/11/27 (a)	375,000	365,460
3.00%, 06/20/27 (a)	125,000	120,798
2.90%, 09/12/27 (a)	400,000	383,132
3.00%, 11/13/27 (a)	300,000	288,249
1.20%, 02/08/28 (a)	200,000	175,906
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	123,513
3.30%, 04/01/27 (a)	225,000	217,402
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	75,000	72,958
4.00%, 04/01/25 (a)	75,000	72,855
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	49,554
3.50%, 06/15/27 (a)	100,000	96,275
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	175,000	171,901
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	98,855
6.25%, 03/15/28 (a)	100,000	101,682
Baidu, Inc.
4.38%, 05/14/24 (a)	200,000	198,534
4.13%, 06/30/25	200,000	196,014
1.63%, 02/23/27 (a)	200,000	177,326
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	90,000	86,840
3.88%, 01/15/27 (a)	450,000	435,262
3.50%, 01/15/28 (a)	150,000	140,786
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	97,564
3.15%, 11/15/25 (a)	155,000	148,851
3.46%, 09/15/26 (a)	200,000	191,388
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	95,934
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	50,000	49,513
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	50,000	50,121
4.13%, 05/01/25 (a)	150,000	146,796
2.67%, 12/01/26 (a)	150,000	137,172
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	112,491
Cisco Systems, Inc.
3.50%, 06/15/25	100,000	98,111
2.95%, 02/28/26	125,000	121,096
2.50%, 09/20/26 (a)	225,000	212,913
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	100,000	98,648
5.85%, 07/15/25 (a)	175,000	178,094
6.02%, 06/15/26 (a)	700,000	719,089
4.90%, 10/01/26 (a)	275,000	273,914
6.10%, 07/15/27 (a)	100,000	105,072
5.25%, 02/01/28 (a)	150,000	151,596
DXC Technology Co.
1.80%, 09/15/26 (a)	150,000	131,453
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	119,583
2.60%, 12/15/25 (a)	75,000	70,051
5.10%, 12/15/27 (a)	100,000	100,745
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	139,710
1.25%, 07/15/25 (a)	100,000	92,014
1.00%, 09/15/25 (a)	125,000	113,346
1.45%, 05/15/26 (a)	125,000	112,626
2.90%, 11/18/26 (a)	125,000	116,385
1.55%, 03/15/28 (a)	100,000	85,181
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	93,017
Fidelity National Information Services, Inc.
4.50%, 07/15/25	100,000	98,994
1.15%, 03/01/26 (a)	200,000	179,002
4.70%, 07/15/27 (a)	100,000	98,766

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
2.75%, 07/01/24 (a)	325,000	315,503
3.85%, 06/01/25 (a)	150,000	146,916
3.20%, 07/01/26 (a)	300,000	284,994
2.25%, 06/01/27 (a)	150,000	135,903
5.45%, 03/02/28 (a)	150,000	153,300
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	98,507
3.75%, 02/01/26 (a)	125,000	120,518
6.00%, 01/15/28 (a)	75,000	76,925
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	90,137
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	50,000	48,307
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	68,993
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,242
2.65%, 02/15/25 (a)	150,000	143,063
1.20%, 03/01/26 (a)	175,000	155,879
4.80%, 04/01/26 (a)	125,000	122,688
2.15%, 01/15/27 (a)	100,000	88,652
4.95%, 08/15/27 (a)	100,000	98,933
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (a)	150,000	144,368
4.90%, 10/15/25 (a)	400,000	399,044
1.75%, 04/01/26 (a)	100,000	92,084
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,587
1.45%, 06/17/26 (a)	175,000	157,607
3.00%, 06/17/27 (a)	175,000	163,200
4.75%, 01/15/28 (a)	150,000	148,362
Intel Corp.
2.88%, 05/11/24 (a)	250,000	246,212
3.40%, 03/25/25 (a)	300,000	294,987
3.70%, 07/29/25 (a)	375,000	369,769
4.88%, 02/10/26	250,000	253,302
2.60%, 05/19/26 (a)	200,000	190,128
3.75%, 03/25/27 (a)	100,000	98,300
3.15%, 05/11/27 (a)	150,000	143,831
3.75%, 08/05/27 (a)	200,000	195,786
4.88%, 02/10/28 (a)	250,000	254,092
International Business Machines Corp.
3.00%, 05/15/24	400,000	392,840
7.00%, 10/30/25	175,000	185,668
3.45%, 02/19/26	275,000	267,501
3.30%, 05/15/26	500,000	482,185
2.20%, 02/09/27 (a)	100,000	92,477
1.70%, 05/15/27 (a)	200,000	179,296
4.15%, 07/27/27 (a)	100,000	99,032
6.22%, 08/01/27	150,000	160,069
6.50%, 01/15/28	50,000	54,635
4.50%, 02/06/28 (a)	200,000	199,810
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	92,370
1.35%, 07/15/27 (a)	75,000	66,825
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	67,499
4.25%, 05/15/27 (a)	75,000	72,452
3.95%, 01/12/28 (a)	100,000	94,404
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	68,088
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	125,000	123,690
4.60%, 04/06/27 (a)	100,000	99,107
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.65%, 11/01/24 (a)	125,000	124,786
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	125,000	109,719
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	63,976
3.75%, 03/15/26 (a)	150,000	147,612
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	58,400
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,677
Mastercard, Inc.
2.00%, 03/03/25 (a)	150,000	143,660
2.95%, 11/21/26 (a)	100,000	95,884
3.30%, 03/26/27 (a)	175,000	169,641
3.50%, 02/26/28 (a)	100,000	96,995
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	375,000	369,112
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	74,835
4.19%, 02/15/27 (a)	175,000	169,223
Microsoft Corp.
2.70%, 02/12/25 (a)	315,000	307,374
3.13%, 11/03/25 (a)	500,000	488,095
2.40%, 08/08/26 (a)	600,000	570,852
3.30%, 02/06/27 (a)	650,000	638,046
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	98,142
Motorola Solutions, Inc.
4.00%, 09/01/24	75,000	73,790
4.60%, 02/23/28 (a)	100,000	98,777
NetApp, Inc.
3.30%, 09/29/24 (a)	65,000	63,252
1.88%, 06/22/25 (a)	150,000	140,076
2.38%, 06/22/27 (a)	100,000	92,283
Nokia Oyj
4.38%, 06/12/27	100,000	95,648
NVIDIA Corp.
0.58%, 06/14/24 (a)	200,000	191,102
3.20%, 09/16/26 (a)	175,000	170,287
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	25,000	25,096
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	94,923
3.88%, 06/18/26 (a)	75,000	72,422
3.15%, 05/01/27 (a)	100,000	92,738
4.40%, 06/01/27 (a)	100,000	98,884
Oracle Corp.
3.40%, 07/08/24 (a)	300,000	294,015
2.95%, 11/15/24 (a)	300,000	291,564
2.50%, 04/01/25 (a)	535,000	511,936
2.95%, 05/15/25 (a)	425,000	409,283
5.80%, 11/10/25	200,000	205,078
1.65%, 03/25/26 (a)	450,000	413,523
2.65%, 07/15/26 (a)	475,000	444,296
2.80%, 04/01/27 (a)	350,000	325,461
3.25%, 11/15/27 (a)	450,000	423,477
2.30%, 03/25/28 (a)	250,000	223,817
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	193,812
1.65%, 06/01/25 (a)	175,000	164,349
2.65%, 10/01/26 (a)	175,000	165,240
3.90%, 06/01/27 (a)	100,000	98,411
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	100,000	93,377

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
QUALCOMM, Inc.
2.90%, 05/20/24 (a)	150,000	147,328
3.45%, 05/20/25 (a)	225,000	220,925
3.25%, 05/20/27 (a)	325,000	314,486
Roper Technologies, Inc.
2.35%, 09/15/24 (a)	75,000	72,264
1.00%, 09/15/25 (a)	125,000	114,345
3.85%, 12/15/25 (a)	25,000	24,543
3.80%, 12/15/26 (a)	125,000	121,243
1.40%, 09/15/27 (a)	150,000	130,508
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	72,127
2.45%, 03/01/27 (a)	200,000	187,998
Salesforce, Inc.
0.63%, 07/15/24 (a)	100,000	95,048
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	90,471
TD SYNNEX Corp.
1.25%, 08/09/24 (a)	125,000	117,121
1.75%, 08/09/26 (a)	100,000	87,404
Texas Instruments, Inc.
2.63%, 05/15/24 (a)	50,000	48,879
4.70%, 11/18/24	50,000	50,468
1.38%, 03/12/25 (a)	125,000	118,034
1.13%, 09/15/26 (a)	100,000	90,608
2.90%, 11/03/27 (a)	100,000	95,315
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	95,822
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	69,442
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	181,726
3.88%, 04/22/27 (a)	200,000	196,344
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	100,000	98,005
3.13%, 08/15/27 (a)	75,000	70,697
VeriSign, Inc.
5.25%, 04/01/25 (a)	100,000	99,960
4.75%, 07/15/27 (a)	100,000	99,715
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	146,867
Visa, Inc.
3.15%, 12/14/25 (a)	675,000	655,830
1.90%, 04/15/27 (a)	200,000	184,772
2.75%, 09/15/27 (a)	200,000	189,752
VMware, Inc.
1.00%, 08/15/24 (a)	225,000	212,130
4.50%, 05/15/25 (a)	175,000	173,024
1.40%, 08/15/26 (a)	275,000	243,303
3.90%, 08/21/27 (a)	200,000	191,590
Western Digital Corp.
4.75%, 02/15/26 (a)	375,000	361,770
Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,550
1.35%, 03/15/26 (a)	100,000	88,986
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	143,786
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	146,997
		36,837,596
Transportation 1.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	70,814
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (a)	152,000	150,004
3.40%, 09/01/24 (a)	50,000	49,119
3.00%, 04/01/25 (a)	100,000	97,557
3.65%, 09/01/25 (a)	50,000	49,001
7.00%, 12/15/25	50,000	53,144
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	73,043
2.75%, 03/01/26 (a)	75,000	71,953
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	175,000	164,988
2.90%, 02/01/25 (a)	140,000	134,935
1.75%, 12/02/26 (a)	175,000	159,217
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	124,204	121,153
CSX Corp.
3.40%, 08/01/24 (a)	75,000	73,461
3.35%, 11/01/25 (a)	125,000	121,286
2.60%, 11/01/26 (a)	100,000	94,000
3.25%, 06/01/27 (a)	150,000	143,736
Delta Air Lines 2019-1 Class AA Pass-Through Trust
Series 2019-1, Class AA 3.20%, 10/25/25	75,000	73,519
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	121,404
3.40%, 02/15/28 (a)	100,000	94,822
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	88,067
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	98,256
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	150,000	142,795
7.80%, 05/15/27	100,000	111,333
Ryder System, Inc.
2.50%, 09/01/24 (a)	120,000	115,589
4.63%, 06/01/25 (a)	100,000	98,813
3.35%, 09/01/25 (a)	90,000	86,084
1.75%, 09/01/26 (a)	25,000	22,457
2.90%, 12/01/26 (a)	100,000	92,718
2.85%, 03/01/27 (a)	100,000	92,223
4.30%, 06/15/27 (a)	50,000	48,782
Southwest Airlines Co.
5.25%, 05/04/25 (a)	275,000	275,993
3.00%, 11/15/26 (a)	50,000	46,892
5.13%, 06/15/27 (a)	300,000	299,781
Union Pacific Corp.
3.25%, 01/15/25 (a)	65,000	63,769
3.75%, 07/15/25 (a)	75,000	73,997
3.25%, 08/15/25 (a)	100,000	97,295
4.75%, 02/21/26 (a)	100,000	101,292
2.75%, 03/01/26 (a)	100,000	95,998
2.15%, 02/05/27 (a)	100,000	92,710
3.00%, 04/15/27 (a)	125,000	119,557
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	117,133	114,870
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/25	115,636	110,772
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	339,539	337,635
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 01/15/26	108,525	104,791
United Parcel Service, Inc.
2.20%, 09/01/24 (a)	100,000	97,058
3.90%, 04/01/25 (a)	200,000	197,712

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 11/15/26 (a)	100,000	94,330
3.05%, 11/15/27 (a)	150,000	143,001
		5,381,726
		181,795,142

Utility 5.3%
Electric 4.8%
AES Corp.
1.38%, 01/15/26 (a)	150,000	135,064
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	97,445
Ameren Corp.
2.50%, 09/15/24 (a)	75,000	72,089
3.65%, 02/15/26 (a)	175,000	169,083
1.95%, 03/15/27 (a)	100,000	89,826
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	48,746
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	100,000	91,118
5.75%, 11/01/27 (a)	175,000	182,124
3.88%, 02/15/62 (a)(b)	125,000	98,535
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	72,668
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	120,330
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	155,285
3.20%, 04/15/25 (a)	75,000	72,008
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	29,620
4.05%, 04/15/25 (a)	200,000	199,088
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	48,551
3.15%, 01/15/27 (a)	150,000	141,357
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	70,069
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	100,000	95,971
1.45%, 06/01/26 (a)	100,000	90,737
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	142,848
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,106
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	70,804
2.95%, 08/15/27 (a)	100,000	94,078
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	67,889
3.20%, 03/15/27 (a)	225,000	216,270
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	144,928
Dominion Energy, Inc.
3.07%, 08/15/24 (d)	50,000	48,665
3.30%, 03/15/25 (a)	50,000	48,305
3.90%, 10/01/25 (a)	125,000	122,284
1.45%, 04/15/26 (a)	125,000	113,262
2.85%, 08/15/26 (a)	100,000	94,034
3.60%, 03/15/27 (a)	50,000	48,102
5.75%, 10/01/54 (a)(b)	100,000	94,342
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	48,763
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Energy Co.
2.53%, 10/01/24 (d)	100,000	96,352
4.22%, 11/01/24 (d)	250,000	247,612
1.05%, 06/01/25 (a)	150,000	137,863
2.85%, 10/01/26 (a)	100,000	93,845
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	118,397
Duke Energy Corp.
3.75%, 04/15/24 (a)	175,000	173,012
0.90%, 09/15/25 (a)	100,000	91,083
2.65%, 09/01/26 (a)	250,000	234,377
3.15%, 08/15/27 (a)	100,000	94,241
5.00%, 12/08/27 (a)	150,000	152,670
4.30%, 03/15/28 (a)	150,000	147,288
3.25%, 01/15/82 (a)(b)	75,000	56,172
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	47,741
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	97,197
Edison International
3.55%, 11/15/24 (a)	100,000	97,233
4.95%, 04/15/25 (a)	90,000	89,470
4.70%, 08/15/25	150,000	148,060
5.75%, 06/15/27 (a)	100,000	102,550
Emera US Finance LP
0.83%, 06/15/24	50,000	47,292
3.55%, 06/15/26 (a)	175,000	167,109
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	96,485
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	98,933
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	92,000	90,787
Entergy Corp.
0.90%, 09/15/25 (a)	125,000	112,916
2.95%, 09/01/26 (a)	150,000	141,007
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	175,000	165,021
5.59%, 10/01/24	100,000	101,108
5.40%, 11/01/24	100,000	100,968
2.40%, 10/01/26 (a)	100,000	92,542
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	72,539
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	192,104
Eversource Energy
2.90%, 10/01/24 (a)	75,000	72,545
3.15%, 01/15/25 (a)	75,000	72,878
0.80%, 08/15/25 (a)	50,000	45,646
1.40%, 08/15/26 (a)	75,000	67,307
2.90%, 03/01/27 (a)	100,000	93,505
4.60%, 07/01/27 (a)	100,000	100,178
5.45%, 03/01/28 (a)	150,000	155,502
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	122,389
3.40%, 04/15/26 (a)	150,000	144,319
2.75%, 03/15/27 (a)	125,000	117,114
5.15%, 03/15/28 (a)	150,000	152,943
Florida Power & Light Co.
3.25%, 06/01/24 (a)	80,000	78,729
2.85%, 04/01/25 (a)	200,000	194,084
3.13%, 12/01/25 (a)	100,000	97,310
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	178,649

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Georgia Power Co.
2.20%, 09/15/24 (a)	100,000	96,097
3.25%, 03/30/27 (a)	200,000	190,982
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	48,000
Iberdrola International BV
5.81%, 03/15/25	50,000	51,247
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	97,201
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	60,000	58,536
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	73,573
3.25%, 06/30/26 (a)	75,000	71,366
3.35%, 11/15/27 (a)	100,000	94,366
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	100,000	96,844
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	122,520
3.10%, 05/01/27 (a)	75,000	71,714
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	50,000	48,414
3.25%, 11/01/25 (a)	225,000	216,765
4.45%, 03/13/26 (a)	100,000	99,986
1.00%, 06/15/26 (a)	100,000	88,767
3.05%, 04/25/27 (a)	50,000	47,667
4.80%, 03/15/28 (a)	150,000	151,609
5.25%, 04/20/46 (a)(b)	75,000	70,764
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	200,000	197,762
4.26%, 09/01/24	250,000	247,680
4.45%, 06/20/25	100,000	99,660
1.88%, 01/15/27 (a)	300,000	271,284
3.55%, 05/01/27 (a)	250,000	239,637
4.63%, 07/15/27 (a)	250,000	249,470
4.90%, 02/28/28 (a)	200,000	201,558
4.80%, 12/01/77 (a)(b)	50,000	42,338
3.80%, 03/15/82 (a)(b)	100,000	82,777
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	97,678
2.95%, 04/01/25 (a)	50,000	48,378
0.55%, 10/01/25 (a)	75,000	67,841
Pacific Gas and Electric Co.
3.40%, 08/15/24 (a)	75,000	72,983
3.50%, 06/15/25 (a)	100,000	95,404
3.45%, 07/01/25	175,000	167,155
3.15%, 01/01/26	375,000	350,059
2.95%, 03/01/26 (a)	100,000	93,129
3.30%, 03/15/27 (a)	125,000	115,384
5.45%, 06/15/27 (a)	125,000	123,792
2.10%, 08/01/27 (a)	100,000	87,242
3.30%, 12/01/27 (a)	125,000	112,999
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,723
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	91,981
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	94,939
Public Service Electric & Gas Co.
2.25%, 09/15/26 (a)	125,000	115,452
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	175,000	170,312
0.80%, 08/15/25 (a)	150,000	137,442
0.95%, 03/15/26 (a)	100,000	90,914
5.85%, 11/15/27 (a)	100,000	104,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
3.65%, 05/15/25 (a)	75,000	72,459
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	117,389
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	94,393
Southern California Edison Co.
1.10%, 04/01/24 (a)	100,000	96,129
3.70%, 08/01/25 (a)	150,000	146,407
1.20%, 02/01/26 (a)	100,000	90,232
4.70%, 06/01/27 (a)	100,000	100,388
5.85%, 11/01/27 (a)	150,000	158,184
5.30%, 03/01/28 (a)	150,000	153,951
Southern Co.
4.48%, 08/01/24 (d)	100,000	98,818
3.25%, 07/01/26 (a)	275,000	262,562
5.11%, 08/01/27	150,000	150,567
4.00%, 01/15/51 (a)(b)	200,000	184,988
3.75%, 09/15/51 (a)(b)	150,000	127,113
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	73,793
0.90%, 01/15/26 (a)	75,000	67,700
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	68,532
2.75%, 10/01/26 (a)	125,000	116,739
Tampa Electric Co.
3.88%, 07/12/24	75,000	73,910
The Cleveland Electric Illuminating Co.
5.50%, 08/15/24	50,000	50,366
The Southern Co.
5.15%, 10/06/25	100,000	101,243
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	48,601
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	150,000	145,339
2.95%, 11/15/26 (a)	50,000	47,119
3.50%, 03/15/27 (a)	150,000	144,495
3.75%, 05/15/27 (a)	100,000	97,171
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	100,000	102,164
1.38%, 10/15/27 (a)	100,000	86,909
4.75%, 01/15/28 (a)	100,000	100,084
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,345
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	96,858
3.35%, 12/01/26 (a)	75,000	71,663
1.75%, 03/15/27 (a)	100,000	89,671
		18,172,154
Natural Gas 0.4%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	94,635
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	100,000	102,638
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	182,674
3.49%, 05/15/27 (a)	150,000	142,528
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,983
3.25%, 06/15/27 (a)	150,000	140,920
3.40%, 02/01/28 (a)	150,000	141,531
4.13%, 04/01/52 (a)(b)	150,000	120,222

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
3.15%, 09/15/24 (a)	75,000	73,375
3.20%, 06/15/25 (a)	50,000	48,517
2.60%, 06/15/26 (a)	100,000	94,618
2.95%, 04/15/27 (a)	100,000	93,836
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	71,928
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	101,036
		1,505,441
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	85,000	82,930
2.95%, 09/01/27 (a)	100,000	94,200
		177,130
		19,854,725
Total Corporates (Cost $391,078,383)		371,381,148

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (g)	2,518,745	2,518,745
Total Short-Term Investments (Cost $2,518,745)		2,518,745
Total Investments in Securities (Cost $393,597,128)		373,899,893

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 06/30/23	7	766,555	(935)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,305,104 or 1.1% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/23	FACE AMOUNT AT 3/31/23	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.55%, 02/01/24	$69,077	$—	($69,175)	($2,799)	$3,095	($198)	$—	$—	$221
0.75%, 03/18/24	213,987	—	(214,355)	(11,136)	11,635	(131)	—	—	413
3.75%, 04/01/24	29,568	—	—	—	198	(278)	29,488	30,000	281
3.00%, 03/10/25	24,063	—	—	—	(431)	128	23,760	25,000	188
4.20%, 03/24/25	74,208	—	—	—	(465)	(626)	73,117	75,000	788
3.63%, 04/01/25	48,759	—	—	—	(12)	(436)	48,311	50,000	453
3.85%, 05/21/25	92,813	—	—	—	(738)	(700)	91,375	95,000	914
3.45%, 02/13/26	29,083	—	—	—	(552)	(164)	28,367	30,000	259
0.90%, 03/11/26	155,168	—	—	—	(1,546)	42	153,664	175,000	394
1.15%, 05/13/26	133,481	—	—	—	(1,685)	(27)	131,769	150,000	431
3.20%, 03/02/27	47,098	—	—	—	(769)	(11)	46,318	50,000	400
2.45%, 03/03/27	183,036	23,132	—	—	(3,308)	333	203,193	225,000	1,315

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/23	FACE AMOUNT AT 3/31/23	INTEREST INCOME EARNED
3.30%, 04/01/27	$47,434	$—	$—	$—	($1,160)	$21	$46,295	$50,000	$413
Total	$1,147,775	$23,132	($283,530 )	($13,935 )	$4,262	($2,047 )	$875,657		$6,470

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$371,381,148	$—	$371,381,148
Short-Term Investments[1]	2,518,745	—	—	2,518,745
Liabilities
Futures Contracts[2]	(935)	—	—	(935)
Total	$2,517,810	$371,381,148	$—	$373,898,958

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed-rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed-rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed-rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed-rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 35.6%
Banking 22.9%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	2,550,000	2,033,115
8.00%, 11/01/31	7,247,000	7,605,265
American Express Co.
4.05%, 05/03/29 (a)	2,875,000	2,810,025
4.99%, 05/26/33 (a)(b)	2,225,000	2,187,932
4.42%, 08/03/33 (a)(b)	3,625,000	3,482,429
Banco Santander S.A.
4.38%, 04/12/28	3,200,000	3,034,048
3.31%, 06/27/29	3,000,000	2,686,800
3.49%, 05/28/30	3,000,000	2,637,150
2.75%, 12/03/30	4,400,000	3,446,344
2.96%, 03/25/31	2,200,000	1,811,348
3.23%, 11/22/32 (a)(b)	3,000,000	2,341,800
Bank of America Corp.
3.97%, 03/05/29 (a)(b)	575,000	544,962
2.09%, 06/14/29 (a)(b)	8,500,000	7,319,350
4.27%, 07/23/29 (a)(b)	8,900,000	8,569,899
3.97%, 02/07/30 (a)(b)	8,800,000	8,250,968
3.19%, 07/23/30 (a)(b)	7,300,000	6,491,671
2.88%, 10/22/30 (a)(b)	5,800,000	5,050,698
2.50%, 02/13/31 (a)(b)	10,200,000	8,647,968
2.59%, 04/29/31 (a)(b)	8,700,000	7,374,294
1.90%, 07/23/31 (a)(b)	8,050,000	6,463,989
1.92%, 10/24/31 (a)(b)	7,325,000	5,857,876
2.65%, 03/11/32 (a)(b)	5,800,000	4,850,134
2.69%, 04/22/32 (a)(b)	13,100,000	10,950,421
2.30%, 07/21/32 (a)(b)	10,900,000	8,789,869
2.57%, 10/20/32 (a)(b)	9,000,000	7,362,000
2.97%, 02/04/33 (a)(b)	10,900,000	9,193,169
4.57%, 04/27/33 (a)(b)	11,700,000	11,140,038
5.02%, 07/22/33 (a)(b)	14,650,000	14,484,748
2.48%, 09/21/36 (a)(b)	5,800,000	4,402,142
3.85%, 03/08/37 (a)(b)	7,300,000	6,279,168
Bank of Montreal
3.09%, 01/10/37 (a)(b)	3,600,000	2,883,636
Bank of New York Mellon Corp.
3.85%, 04/28/28	2,000,000	1,938,000
1.65%, 07/14/28 (a)	1,600,000	1,402,432
3.00%, 10/30/28 (a)	1,600,000	1,474,576
1.90%, 01/25/29 (a)	1,125,000	958,466
3.85%, 04/26/29 (a)	50,000	48,166
3.30%, 08/23/29 (a)	2,225,000	2,054,743
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 07/26/30 (a)(b)	1,700,000	1,674,619
1.65%, 01/28/31 (a)	1,400,000	1,105,118
1.80%, 07/28/31 (a)	1,400,000	1,119,300
2.50%, 01/26/32 (a)	1,325,000	1,098,213
4.29%, 06/13/33 (a)(b)	2,150,000	2,063,850
5.83%, 10/25/33 (a)(b)	4,900,000	5,239,619
4.71%, 02/01/34 (b)	2,150,000	2,133,510
Bank of Nova Scotia
4.85%, 02/01/30	3,700,000	3,657,672
2.15%, 08/01/31	1,875,000	1,520,213
2.45%, 02/02/32	2,575,000	2,131,740
4.59%, 05/04/37 (a)(b)	3,650,000	3,242,331
BankUnited, Inc.
5.13%, 06/11/30 (a)	825,000	695,624
Barclays PLC
4.84%, 05/09/28 (a)	5,800,000	5,491,266
4.97%, 05/16/29 (a)(b)	5,150,000	4,969,904
5.09%, 06/20/30 (a)(b)	4,400,000	4,111,272
2.65%, 06/24/31 (a)(b)	2,900,000	2,353,698
2.67%, 03/10/32 (a)(b)	2,900,000	2,297,322
2.89%, 11/24/32 (a)(b)	3,600,000	2,875,392
5.75%, 08/09/33 (a)(b)	2,900,000	2,844,552
7.44%, 11/02/33 (a)(b)	5,900,000	6,522,981
3.56%, 09/23/35 (a)(b)	2,850,000	2,242,580
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)(c)	2,950,000	2,686,890
Capital One Financial Corp.
3.27%, 03/01/30 (a)(b)	3,750,000	3,236,400
5.25%, 07/26/30 (a)(b)	2,625,000	2,508,844
2.36%, 07/29/32 (a)(b)	2,900,000	2,076,110
2.62%, 11/02/32 (a)(b)	1,450,000	1,117,878
5.27%, 05/10/33 (a)(b)(c)	3,250,000	3,070,697
5.82%, 02/01/34 (a)(b)	3,650,000	3,566,050
Citigroup, Inc.
4.13%, 07/25/28	6,100,000	5,786,948
4.08%, 04/23/29 (a)(b)	5,825,000	5,558,856
3.98%, 03/20/30 (a)(b)	7,325,000	6,851,658
2.98%, 11/05/30 (a)(b)	6,650,000	5,832,582
2.67%, 01/29/31 (a)(b)	6,550,000	5,606,865
4.41%, 03/31/31 (a)(b)	11,700,000	11,138,634
2.57%, 06/03/31 (a)(b)	10,200,000	8,616,552
2.56%, 05/01/32 (a)(b)	8,700,000	7,221,609
6.63%, 06/15/32	2,900,000	3,111,468
2.52%, 11/03/32 (a)(b)	5,050,000	4,135,849
3.06%, 01/25/33 (a)(b)	8,700,000	7,401,612
5.88%, 02/22/33	1,450,000	1,502,998
3.79%, 03/17/33 (a)(b)	8,800,000	7,897,384

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.91%, 05/24/33 (a)(b)	7,300,000	7,168,746
6.27%, 11/17/33 (a)(b)	8,050,000	8,712,756
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	875,000	692,703
3.25%, 04/30/30 (a)	2,225,000	1,845,437
2.64%, 09/30/32 (a)	1,800,000	1,285,560
5.64%, 05/21/37 (b)	1,075,000	991,311
Comerica Bank
5.33%, 08/25/33 (b)	1,500,000	1,313,625
Comerica, Inc.
4.00%, 02/01/29 (a)	1,550,000	1,228,251
Credit Suisse USA, Inc.
7.13%, 07/15/32	2,150,000	2,388,177
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,500,000	1,305,180
3.55%, 09/18/31 (a)(b)	4,375,000	3,593,450
3.73%, 01/14/32 (a)(b)	3,600,000	2,696,580
3.04%, 05/28/32 (a)(b)	2,650,000	2,057,513
3.74%, 01/07/33 (a)(b)	3,600,000	2,619,360
7.08%, 02/10/34 (a)(b)	4,400,000	4,079,900
Discover Bank
4.65%, 09/13/28 (a)	2,600,000	2,465,216
2.70%, 02/06/30 (a)	1,550,000	1,264,041
Discover Financial Services
6.70%, 11/29/32 (a)	2,150,000	2,224,283
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	2,950,000	2,725,977
4.34%, 04/25/33 (a)(b)	1,725,000	1,517,741
First Horizon Bank
5.75%, 05/01/30 (a)	1,325,000	1,245,778
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	75,000	73,157
Goldman Sachs Group, Inc.
3.81%, 04/23/29 (a)(b)	7,000,000	6,596,660
4.22%, 05/01/29 (a)(b)	10,200,000	9,745,284
2.60%, 02/07/30 (a)	5,775,000	4,968,694
3.80%, 03/15/30 (a)	7,325,000	6,826,167
1.99%, 01/27/32 (a)(b)	7,250,000	5,789,487
2.62%, 04/22/32 (a)(b)	10,875,000	9,073,121
2.38%, 07/21/32 (a)(b)	12,200,000	9,948,612
2.65%, 10/21/32 (a)(b)	8,775,000	7,242,973
6.13%, 02/15/33	3,000,000	3,229,320
3.10%, 02/24/33 (a)(b)	11,700,000	10,035,207
HSBC Holdings PLC
4.58%, 06/19/29 (a)(b)	8,800,000	8,389,040
2.21%, 08/17/29 (a)(b)	6,000,000	5,058,180
4.95%, 03/31/30	7,300,000	7,172,469
3.97%, 05/22/30 (a)(b)	8,700,000	7,883,505
2.85%, 06/04/31 (a)(b)	4,350,000	3,657,567
2.36%, 08/18/31 (a)(b)	4,400,000	3,552,824
2.80%, 05/24/32 (a)(b)	8,700,000	7,119,906
2.87%, 11/22/32 (a)(b)	5,050,000	4,129,738
4.76%, 03/29/33 (a)(b)	5,800,000	5,289,310
5.40%, 08/11/33 (a)(b)	7,300,000	7,222,109
8.11%, 11/03/33 (a)(b)	5,900,000	6,597,144
6.25%, 03/09/34 (a)(b)	6,500,000	6,803,160
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,225,000	1,768,074
5.02%, 05/17/33 (a)(b)	1,400,000	1,285,228
2.49%, 08/15/36 (a)(b)	1,665,000	1,167,981
Huntington National Bank
5.65%, 01/10/30 (a)	2,600,000	2,525,224
ING Groep N.V.
4.55%, 10/02/28	4,100,000	3,938,132
4.05%, 04/09/29	2,900,000	2,725,884
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 04/01/32 (a)(b)	2,200,000	1,814,164
4.25%, 03/28/33 (a)(b)	2,900,000	2,654,399
JPMorgan Chase & Co.
4.01%, 04/23/29 (a)(b)	6,550,000	6,262,520
2.07%, 06/01/29 (a)(b)	5,850,000	5,067,913
4.20%, 07/23/29 (a)(b)	7,300,000	7,053,844
4.45%, 12/05/29 (a)(b)	7,275,000	7,074,937
3.70%, 05/06/30 (a)(b)	7,300,000	6,794,183
4.57%, 06/14/30 (a)(b)	5,875,000	5,723,014
8.75%, 09/01/30	1,400,000	1,686,986
2.74%, 10/15/30 (a)(b)	11,000,000	9,610,260
4.49%, 03/24/31 (a)(b)	8,775,000	8,538,777
2.52%, 04/22/31 (a)(b)	8,000,000	6,845,200
2.96%, 05/13/31 (a)(b)	8,800,000	7,592,112
1.76%, 11/19/31 (a)(b)	4,100,000	3,273,809
1.95%, 02/04/32 (a)(b)	8,700,000	7,004,544
2.58%, 04/22/32 (a)(b)	10,200,000	8,597,682
2.55%, 11/08/32 (a)(b)	8,675,000	7,209,966
2.96%, 01/25/33 (a)(b)	10,200,000	8,737,422
4.59%, 04/26/33 (a)(b)	7,350,000	7,128,177
4.91%, 07/25/33 (a)(b)	13,200,000	13,138,752
5.72%, 09/14/33 (a)(b)	10,275,000	10,489,439
KeyBank NA
3.90%, 04/13/29	1,050,000	896,742
4.90%, 08/08/32	2,150,000	1,889,850
5.00%, 01/26/33 (a)	2,950,000	2,744,031
KeyCorp
4.10%, 04/30/28	2,150,000	1,939,580
2.55%, 10/01/29	2,150,000	1,726,644
4.79%, 06/01/33 (a)(b)	2,150,000	1,939,236
Lloyds Banking Group PLC
4.38%, 03/22/28	400,000	381,100
4.55%, 08/16/28	3,200,000	3,052,128
4.98%, 08/11/33 (a)(b)	3,800,000	3,644,770
7.95%, 11/15/33 (a)(b)	3,000,000	3,317,940
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	2,900,000	2,686,995
Mitsubishi UFJ Financial Group, Inc.
3.96%, 03/02/28	300,000	289,134
4.05%, 09/11/28	2,900,000	2,839,680
3.74%, 03/07/29	4,525,000	4,249,835
3.20%, 07/18/29	5,075,000	4,546,134
2.56%, 02/25/30	3,300,000	2,812,590
2.05%, 07/17/30	3,600,000	2,937,816
5.48%, 02/22/31 (b)	1,500,000	1,512,900
2.31%, 07/20/32 (a)(b)	5,200,000	4,170,088
2.49%, 10/13/32 (a)(b)	2,150,000	1,738,297
2.85%, 01/19/33 (a)(b)	2,925,000	2,420,408
4.32%, 04/19/33 (a)(b)	2,050,000	1,895,205
5.13%, 07/20/33 (a)(b)	4,400,000	4,347,068
5.47%, 09/13/33 (b)	2,200,000	2,222,638
5.44%, 02/22/34 (a)(b)	3,700,000	3,741,625
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	189,214
5.67%, 05/27/29 (a)(b)	2,700,000	2,739,420
4.25%, 09/11/29 (a)(b)	3,700,000	3,505,861
3.26%, 05/22/30 (a)(b)	1,500,000	1,337,970
3.15%, 07/16/30 (a)(b)	2,200,000	1,936,110
2.87%, 09/13/30 (a)(b)	1,475,000	1,275,624
2.59%, 05/25/31 (a)(b)	1,500,000	1,250,175
5.74%, 05/27/31 (b)	2,050,000	2,092,661
2.20%, 07/10/31 (a)(b)	3,400,000	2,767,600
1.98%, 09/08/31 (a)(b)	2,350,000	1,861,083
2.56%, 09/13/31	2,900,000	2,283,924
2.17%, 05/22/32 (b)	1,750,000	1,377,495
2.26%, 07/09/32 (a)(b)	275,000	217,135
5.67%, 09/13/33 (a)(b)	2,300,000	2,340,756

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Morgan Stanley
4.43%, 01/23/30 (a)(b)	8,780,000	8,458,652
2.70%, 01/22/31 (a)(b)	10,200,000	8,787,198
3.62%, 04/01/31 (a)(b)	8,800,000	8,069,336
1.79%, 02/13/32 (a)(b)	8,150,000	6,405,329
7.25%, 04/01/32	2,900,000	3,391,289
1.93%, 04/28/32 (a)(b)	7,250,000	5,745,407
2.24%, 07/21/32 (a)(b)	10,100,000	8,149,589
2.51%, 10/20/32 (a)(b)	7,250,000	5,940,722
2.94%, 01/21/33 (a)(b)	7,400,000	6,276,976
4.89%, 07/20/33 (a)(b)	5,875,000	5,771,894
6.34%, 10/18/33 (a)(b)	8,825,000	9,659,051
2.48%, 09/16/36 (a)(b)	8,700,000	6,581,811
5.30%, 04/20/37 (a)(b)	5,850,000	5,531,584
5.95%, 01/19/38 (a)(b)	5,800,000	5,758,762
Natwest Group PLC
4.89%, 05/18/29 (a)(b)	5,125,000	4,950,237
5.08%, 01/27/30 (a)(b)	5,150,000	5,031,910
4.45%, 05/08/30 (a)(b)	3,650,000	3,431,036
6.02%, 03/02/34 (a)(b)	2,900,000	3,003,936
3.03%, 11/28/35 (a)(b)	2,425,000	1,857,356
Northern Trust Corp.
3.65%, 08/03/28 (a)	1,475,000	1,418,257
3.15%, 05/03/29 (a)	1,500,000	1,387,860
1.95%, 05/01/30 (a)	2,950,000	2,466,849
6.13%, 11/02/32 (a)	2,900,000	3,093,430
PNC Bank NA
4.05%, 07/26/28	3,650,000	3,461,587
2.70%, 10/22/29	2,150,000	1,856,934
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	4,350,000	4,040,497
2.55%, 01/22/30 (a)	5,815,000	4,972,058
2.31%, 04/23/32 (a)(b)	2,925,000	2,409,030
4.63%, 06/06/33 (a)(b)	2,500,000	2,318,700
6.04%, 10/28/33 (a)(b)	4,400,000	4,645,828
5.07%, 01/24/34 (a)(b)	4,400,000	4,347,860
Regions Financial Corp.
1.80%, 08/12/28 (a)	1,875,000	1,537,706
Royal Bank of Canada
2.30%, 11/03/31	4,400,000	3,651,516
3.88%, 05/04/32	2,900,000	2,707,846
5.00%, 02/01/33	4,950,000	5,015,092
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	1,750,000	1,422,540
State Street Corp.
4.14%, 12/03/29 (a)(b)	1,500,000	1,442,850
2.40%, 01/24/30	2,200,000	1,918,730
2.20%, 03/03/31	2,575,000	2,134,727
3.15%, 03/30/31 (a)(b)	1,450,000	1,307,291
2.62%, 02/07/33 (a)(b)	1,600,000	1,342,016
4.42%, 05/13/33 (a)(b)	1,450,000	1,401,918
4.16%, 08/04/33 (a)(b)	2,200,000	2,074,028
4.82%, 01/26/34 (a)(b)	2,150,000	2,138,863
3.03%, 11/01/34 (a)(b)	1,475,000	1,278,722
Sumitomo Mitsui Financial Group, Inc.
3.94%, 07/19/28	3,050,000	2,878,560
1.90%, 09/17/28	6,300,000	5,338,368
4.31%, 10/16/28	475,000	460,869
2.47%, 01/14/29	1,500,000	1,298,145
3.04%, 07/16/29	7,300,000	6,465,683
3.20%, 09/17/29	1,500,000	1,314,990
2.72%, 09/27/29	1,450,000	1,251,205
5.71%, 01/13/30	3,950,000	4,078,493
2.75%, 01/15/30	3,600,000	3,104,892
2.13%, 07/08/30	4,400,000	3,587,100
2.14%, 09/23/30	2,500,000	1,993,550
1.71%, 01/12/31	1,400,000	1,088,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.22%, 09/17/31	2,900,000	2,319,275
5.77%, 01/13/33	5,100,000	5,333,019
Synchrony Financial
5.15%, 03/19/29 (a)	1,885,000	1,667,301
2.88%, 10/28/31 (a)	2,200,000	1,571,570
Toronto-Dominion Bank
2.00%, 09/10/31	2,650,000	2,137,755
2.45%, 01/12/32	1,925,000	1,597,596
3.20%, 03/10/32	4,325,000	3,812,920
4.46%, 06/08/32	5,800,000	5,624,086
Truist Bank
2.25%, 03/11/30 (a)	3,650,000	3,000,373
Truist Financial Corp.
3.88%, 03/19/29 (a)	1,875,000	1,691,681
1.89%, 06/07/29 (a)(b)	2,850,000	2,386,334
1.95%, 06/05/30 (a)	2,150,000	1,740,941
4.92%, 07/28/33 (a)(b)	2,950,000	2,756,067
6.12%, 10/28/33 (a)(b)	2,150,000	2,255,350
5.12%, 01/26/34 (a)(b)	4,350,000	4,244,556
US Bancorp
3.90%, 04/26/28 (a)	2,000,000	1,922,580
3.00%, 07/30/29 (a)	2,900,000	2,531,091
1.38%, 07/22/30 (a)	4,050,000	3,177,913
2.68%, 01/27/33 (a)(b)	2,450,000	2,029,948
4.97%, 07/22/33 (a)(b)	3,775,000	3,581,116
5.85%, 10/21/33 (a)(b)	4,350,000	4,554,232
4.84%, 02/01/34 (a)(b)	5,800,000	5,629,654
2.49%, 11/03/36 (a)(b)	3,750,000	2,901,787
Webster Financial Corp.
4.10%, 03/25/29 (a)	900,000	817,884
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,302,000	6,988,598
7.95%, 11/15/29	925,000	1,035,297
2.88%, 10/30/30 (a)(b)	10,200,000	8,862,576
2.57%, 02/11/31 (a)(b)	8,800,000	7,482,992
4.48%, 04/04/31 (a)(b)	7,350,000	7,046,151
3.35%, 03/02/33 (a)(b)	11,750,000	10,199,705
4.90%, 07/25/33 (a)(b)	12,400,000	12,103,268
Westpac Banking Corp.
1.95%, 11/20/28	4,000,000	3,486,560
2.65%, 01/16/30	2,170,000	1,937,289
2.15%, 06/03/31	2,875,000	2,432,279
5.41%, 08/10/33 (a)(b)	2,900,000	2,786,407
4.11%, 07/24/34 (a)(b)	3,600,000	3,230,136
2.67%, 11/15/35 (a)(b)	4,475,000	3,496,407
3.02%, 11/18/36 (a)(b)	3,600,000	2,820,420
Wintrust Financial Corp.
4.85%, 06/06/29	875,000	815,194
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,400,000	982,730
		1,146,273,722
Brokerage/Asset Managers/Exchanges 1.8%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,010,000	883,094
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,460,000	1,408,535
BlackRock, Inc.
3.25%, 04/30/29 (a)	2,925,000	2,792,439
2.40%, 04/30/30 (a)	2,920,000	2,567,819
1.90%, 01/28/31 (a)	3,630,000	3,046,514
2.10%, 02/25/32 (a)	2,905,000	2,435,901
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	1,740,000	1,393,253

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
4.85%, 03/29/29 (a)	3,175,000	3,067,494
4.35%, 04/15/30 (a)	2,195,000	2,059,656
2.72%, 04/15/31 (a)	1,450,000	1,211,838
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,450,000	1,169,106
3.00%, 03/16/32 (a)	865,000	750,362
CI Financial Corp.
3.20%, 12/17/30 (a)	2,785,000	2,169,793
CME Group, Inc.
3.75%, 06/15/28 (a)	1,510,000	1,485,206
2.65%, 03/15/32 (a)	2,190,000	1,905,585
E*TRADE Financial Corp.
4.50%, 06/20/28 (a)	1,230,000	1,218,992
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,460,000	1,949,845
Intercontinental Exchange, Inc.
3.75%, 09/21/28 (a)	1,756,000	1,692,608
4.35%, 06/15/29 (a)	3,660,000	3,619,813
2.10%, 06/15/30 (a)	3,740,000	3,174,101
1.85%, 09/15/32 (a)	4,365,000	3,453,064
4.60%, 03/15/33 (a)	4,490,000	4,457,537
Jefferies Financial Group, Inc.
4.15%, 01/23/30	2,910,000	2,666,287
2.63%, 10/15/31 (a)	2,895,000	2,241,888
2.75%, 10/15/32 (a)	1,545,000	1,221,014
Lazard Group LLC
4.50%, 09/19/28 (a)	1,460,000	1,405,703
4.38%, 03/11/29 (a)	1,535,000	1,458,680
Nasdaq, Inc.
1.65%, 01/15/31 (a)	1,875,000	1,489,162
Nomura Holdings, Inc.
2.17%, 07/14/28	3,200,000	2,678,464
2.71%, 01/22/29	1,400,000	1,188,712
5.61%, 07/06/29	1,750,000	1,733,287
3.10%, 01/16/30	4,360,000	3,687,862
2.68%, 07/16/30	3,200,000	2,599,136
2.61%, 07/14/31	2,900,000	2,277,979
3.00%, 01/22/32	2,170,000	1,740,014
6.18%, 01/18/33	2,200,000	2,238,038
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,710,000	1,694,234
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,225,000	1,076,934
The Charles Schwab Corp.
4.00%, 02/01/29 (a)(d)	1,650,000	1,583,769
3.25%, 05/22/29 (a)(d)	1,650,000	1,472,773
2.75%, 10/01/29 (a)(d)	1,275,000	1,103,908
4.63%, 03/22/30 (a)(d)	1,375,000	1,327,975
1.65%, 03/11/31 (a)(d)	2,025,000	1,569,618
2.30%, 05/13/31 (a)(d)	2,025,000	1,644,867
1.95%, 12/01/31 (a)(d)	2,360,000	1,826,829
2.90%, 03/03/32 (a)(d)	2,695,000	2,254,664
		92,094,352
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (a)	10,935,000	9,544,287
3.30%, 01/30/32 (a)	11,625,000	9,607,016
Air Lease Corp.
2.10%, 09/01/28 (a)	1,450,000	1,212,896
4.63%, 10/01/28 (a)	1,700,000	1,618,553
3.25%, 10/01/29 (a)	1,460,000	1,281,135
3.00%, 02/01/30 (a)	1,950,000	1,670,039
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 12/01/30 (a)	2,175,000	1,849,141
2.88%, 01/15/32 (a)	2,180,000	1,800,527
Ares Capital Corp.
2.88%, 06/15/28 (a)	3,700,000	3,064,377
3.20%, 11/15/31 (a)	2,040,000	1,556,561
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	1,865,000	1,569,379
Blackstone Secured Lending Fund
2.85%, 09/30/28 (a)	1,865,000	1,523,351
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	2,240,000	1,844,573
GATX Corp.
3.50%, 03/15/28 (a)	75,000	69,261
4.55%, 11/07/28 (a)	1,000,000	981,050
4.70%, 04/01/29 (a)	1,465,000	1,433,253
4.00%, 06/30/30 (a)	1,460,000	1,348,441
1.90%, 06/01/31 (a)	600,000	468,138
3.50%, 06/01/32 (a)	1,670,000	1,468,682
4.90%, 03/15/33 (a)	1,170,000	1,138,831
Owl Rock Capital Corp.
2.88%, 06/11/28 (a)	2,465,000	2,007,742
Prospect Capital Corp.
3.44%, 10/15/28 (a)	865,000	661,414
		47,718,647
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,425,000	1,163,954
4.00%, 04/13/32	1,400,000	1,289,876
5.20%, 09/13/32	1,475,000	1,484,396
		3,938,226
Insurance 5.1%
ACE Capital Trust II
9.70%, 04/01/30	900,000	1,076,229
Aegon N.V.
5.50%, 04/11/48 (a)(b)	600,000	569,382
Aflac, Inc.
3.60%, 04/01/30 (a)	2,920,000	2,750,961
Alleghany Corp.
3.63%, 05/15/30 (a)	1,455,000	1,380,053
Allstate Corp.
1.45%, 12/15/30 (a)	1,785,000	1,392,818
5.25%, 03/30/33 (a)	2,000,000	2,022,360
American Financial Group, Inc.
5.25%, 04/02/30 (a)	875,000	890,426
American International Group, Inc.
4.20%, 04/01/28 (a)	1,000,000	981,650
3.40%, 06/30/30 (a)	985,000	883,318
5.13%, 03/27/33 (a)	3,000,000	2,980,530
5.75%, 04/01/48 (a)(b)	475,000	433,609
Anthem, Inc.
4.10%, 03/01/28 (a)	250,000	245,198
2.88%, 09/15/29 (a)	2,410,000	2,189,533
2.25%, 05/15/30 (a)	3,190,000	2,743,528
2.55%, 03/15/31 (a)	2,910,000	2,503,531
4.10%, 05/15/32 (a)	1,750,000	1,675,537
Aon Corp.
4.50%, 12/15/28 (a)	1,025,000	1,010,220
3.75%, 05/02/29 (a)	2,190,000	2,093,728
2.80%, 05/15/30 (a)	2,915,000	2,578,259
2.05%, 08/23/31 (a)	1,165,000	943,522
5.00%, 09/12/32 (a)	1,460,000	1,475,739

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (a)	1,450,000	1,219,204
5.35%, 02/28/33 (a)	2,200,000	2,277,616
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,160,000	942,338
5.50%, 03/02/33 (a)	1,020,000	1,040,941
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	58,987
3.70%, 02/22/30 (a)	1,015,000	902,061
2.65%, 01/15/32 (a)	1,015,000	775,379
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	1,450,000	1,251,915
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,460,000	1,463,840
3.50%, 01/15/31 (a)	1,675,000	1,400,869
6.65%, 02/01/33 (a)	1,175,000	1,194,070
AXA S.A.
8.60%, 12/15/30	600,000	721,962
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	875,000	824,154
4.90%, 01/15/40 (a)(b)	75,000	61,049
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,445,000	1,244,795
1.45%, 10/15/30 (a)	2,190,000	1,809,093
2.88%, 03/15/32 (a)	2,905,000	2,618,335
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	1,795,000	1,735,603
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	1,035,000	1,001,942
2.38%, 03/15/31 (a)	2,040,000	1,639,405
4.20%, 03/17/32 (a)	1,750,000	1,581,387
Centene Corp.
2.45%, 07/15/28 (a)	6,705,000	5,836,568
4.63%, 12/15/29 (a)	10,220,000	9,630,715
3.38%, 02/15/30 (a)	5,820,000	5,120,145
3.00%, 10/15/30 (a)	6,400,000	5,405,376
2.50%, 03/01/31 (a)	6,380,000	5,169,714
2.63%, 08/01/31 (a)	3,760,000	3,051,353
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	2,905,000	2,354,561
Cincinnati Financial Corp.
6.92%, 05/15/28	1,145,000	1,272,725
CNA Financial Corp.
3.90%, 05/01/29 (a)	1,460,000	1,382,343
2.05%, 08/15/30 (a)	1,445,000	1,184,120
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	1,675,000	1,621,567
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)(e)	2,910,000	2,657,907
3.90%, 04/05/32 (a)(e)	4,370,000	3,784,420
Elevance Health, Inc.
5.50%, 10/15/32 (a)	2,025,000	2,128,599
4.75%, 02/15/33 (a)	2,930,000	2,947,433
Enstar Group Ltd.
4.95%, 06/01/29 (a)	1,485,000	1,396,375
3.10%, 09/01/31 (a)	1,440,000	1,116,216
Equitable Holdings, Inc.
7.00%, 04/01/28	1,050,000	1,143,135
4.35%, 04/20/28 (a)	4,380,000	4,213,735
5.59%, 01/11/33 (a)	1,475,000	1,449,202
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	1,755,000	1,722,094
4.63%, 04/29/30 (a)	2,405,000	2,272,196
3.38%, 03/03/31 (a)	1,755,000	1,476,166
5.63%, 08/16/32 (a)(e)	2,190,000	2,155,573
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	1,310,000	1,281,088
3.40%, 06/15/30 (a)	1,900,000	1,674,071
2.45%, 03/15/31 (a)	1,745,000	1,401,636
First American Financial Corp.
4.00%, 05/15/30 (a)	1,810,000	1,636,548
2.40%, 08/15/31 (a)	1,890,000	1,463,843
Globe Life, Inc.
4.55%, 09/15/28 (a)	2,000,000	1,991,160
2.15%, 08/15/30 (a)	1,160,000	946,166
4.80%, 06/15/32 (a)	1,170,000	1,130,747
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	870,000	703,969
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	1,755,000	1,544,786
Humana, Inc.
5.75%, 03/01/28 (a)	50,000	52,017
3.70%, 03/23/29 (a)	2,190,000	2,055,950
3.13%, 08/15/29 (a)	1,455,000	1,319,656
4.88%, 04/01/30 (a)	1,660,000	1,672,865
2.15%, 02/03/32 (a)	2,190,000	1,774,294
5.88%, 03/01/33 (a)	2,210,000	2,379,529
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,450,000	1,193,582
5.67%, 06/08/32 (a)	1,050,000	1,041,705
Kemper Corp.
2.40%, 09/30/30 (a)	1,400,000	1,125,334
3.80%, 02/23/32 (a)	1,165,000	1,012,769
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	90,625
3.05%, 01/15/30 (a)	1,500,000	1,232,880
3.40%, 01/15/31 (a)(c)	1,500,000	1,228,710
3.40%, 03/01/32 (a)	860,000	692,816
Loews Corp.
3.20%, 05/15/30 (a)	1,460,000	1,317,124
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,190,000	2,030,831
Markel Corp.
3.35%, 09/17/29 (a)	870,000	790,578
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	4,790,000	4,765,954
2.25%, 11/15/30 (a)	2,175,000	1,836,613
2.38%, 12/15/31 (a)	1,160,000	961,826
5.75%, 11/01/32 (a)	1,460,000	1,569,325
MetLife, Inc.
4.55%, 03/23/30 (a)	2,925,000	2,888,291
6.50%, 12/15/32	1,760,000	1,963,192
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	1,460,000	1,368,108
4.50%, 10/01/50 (a)(b)	100,000	83,977
Primerica, Inc.
2.80%, 11/19/31 (a)	1,750,000	1,473,745
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	1,465,000	1,394,167
2.13%, 06/15/30 (a)	1,950,000	1,628,601
5.38%, 03/15/33 (a)	1,670,000	1,671,703
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	99,000	96,051
2.10%, 03/10/30 (a)	1,450,000	1,237,067
5.70%, 09/15/48 (a)(b)	2,925,000	2,717,003
3.70%, 10/01/50 (a)(b)	2,425,000	1,992,647
5.13%, 03/01/52 (a)(b)	2,910,000	2,597,699
6.00%, 09/01/52 (a)(b)	3,500,000	3,281,005
6.75%, 03/01/53 (b)	1,460,000	1,415,295

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prudential Funding Asia PLC
3.13%, 04/14/30	2,910,000	2,589,551
3.63%, 03/24/32 (a)	150,000	137,814
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	2,250,000	2,118,847
3.15%, 06/15/30 (a)	1,755,000	1,547,857
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	1,170,000	1,083,865
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,500,000	1,184,280
The Progressive Corp.
4.00%, 03/01/29 (a)	1,610,000	1,585,383
6.63%, 03/01/29	900,000	1,002,438
3.20%, 03/26/30 (a)	1,455,000	1,339,560
3.00%, 03/15/32 (a)	1,460,000	1,309,153
6.25%, 12/01/32	1,180,000	1,338,073
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,500,000	1,715,865
UnitedHealth Group, Inc.
3.85%, 06/15/28	3,365,000	3,290,633
3.88%, 12/15/28	2,480,000	2,431,541
4.25%, 01/15/29 (a)	3,650,000	3,624,961
4.00%, 05/15/29 (a)	2,635,000	2,580,429
2.88%, 08/15/29	3,125,000	2,863,969
5.30%, 02/15/30 (a)	3,660,000	3,859,177
2.00%, 05/15/30	3,630,000	3,103,142
2.30%, 05/15/31 (a)	4,355,000	3,736,459
4.20%, 05/15/32 (a)	4,390,000	4,302,683
5.35%, 02/15/33 (a)	5,960,000	6,339,652
Unum Group
4.00%, 06/15/29 (a)	1,170,000	1,099,566
Willis North America, Inc.
4.50%, 09/15/28 (a)	1,750,000	1,694,630
2.95%, 09/15/29 (a)	2,110,000	1,852,833
		256,537,223
REITs 4.7%
Agree LP
2.00%, 06/15/28 (a)	1,020,000	865,837
2.90%, 10/01/30 (a)	1,010,000	858,389
4.80%, 10/01/32 (a)	900,000	858,861
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	900,000	875,439
2.75%, 12/15/29 (a)	1,160,000	999,734
4.70%, 07/01/30 (a)	1,310,000	1,273,006
4.90%, 12/15/30 (a)	2,050,000	2,007,114
3.38%, 08/15/31 (a)	2,190,000	1,931,733
2.00%, 05/18/32 (a)	2,605,000	2,002,437
1.88%, 02/01/33 (a)	2,910,000	2,181,132
American Assets Trust LP
3.38%, 02/01/31 (a)	1,450,000	1,165,611
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	1,170,000	1,129,366
2.38%, 07/15/31 (a)	1,300,000	1,037,556
3.63%, 04/15/32 (a)	1,825,000	1,583,406
AvalonBay Communities, Inc.
1.90%, 12/01/28 (a)	1,160,000	1,001,764
3.30%, 06/01/29 (a)	1,310,000	1,191,301
2.30%, 03/01/30 (a)	2,040,000	1,734,000
2.45%, 01/15/31 (a)	1,745,000	1,474,787
2.05%, 01/15/32 (a)	2,035,000	1,639,945
5.00%, 02/15/33 (a)	1,050,000	1,067,157
Boston Properties LP
4.50%, 12/01/28 (a)	3,000,000	2,620,230
3.40%, 06/21/29 (a)	2,460,000	2,010,484
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 03/15/30 (a)	2,035,000	1,578,061
3.25%, 01/30/31 (a)	3,630,000	2,875,432
2.55%, 04/01/32 (a)	2,450,000	1,745,306
Brandywine Operating Partnership LP
7.55%, 03/15/28 (a)	75,000	67,358
4.55%, 10/01/29 (a)	1,010,000	763,510
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	1,400,000	1,204,826
4.13%, 05/15/29 (a)	2,185,000	1,997,221
4.05%, 07/01/30 (a)	2,335,000	2,101,220
2.50%, 08/16/31 (a)	1,440,000	1,127,765
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,075,000	779,988
Camden Property Trust
4.10%, 10/15/28 (a)	1,175,000	1,140,807
3.15%, 07/01/29 (a)	1,745,000	1,566,958
2.80%, 05/15/30 (a)	2,190,000	1,905,300
Corporate Office Properties LP
2.00%, 01/15/29 (a)	1,155,000	898,290
2.75%, 04/15/31 (a)	1,740,000	1,290,036
CubeSmart LP
2.25%, 12/15/28 (a)	1,590,000	1,377,067
4.38%, 02/15/29 (a)	1,025,000	988,090
3.00%, 02/15/30 (a)	1,015,000	879,031
2.00%, 02/15/31 (a)	1,305,000	1,031,120
2.50%, 02/15/32 (a)	1,450,000	1,169,048
Digital Realty Trust LP
4.45%, 07/15/28 (a)	1,895,000	1,787,156
3.60%, 07/01/29 (a)	2,625,000	2,353,286
EPR Properties
4.95%, 04/15/28 (a)	1,160,000	974,006
3.75%, 08/15/29 (a)	1,495,000	1,167,625
3.60%, 11/15/31 (a)	1,155,000	861,849
ERP Operating LP
3.50%, 03/01/28 (a)	100,000	94,119
4.15%, 12/01/28 (a)	1,300,000	1,256,710
3.00%, 07/01/29 (a)	1,750,000	1,562,907
2.50%, 02/15/30 (a)	1,755,000	1,511,301
1.85%, 08/01/31 (a)	1,450,000	1,163,320
Essential Properties LP
2.95%, 07/15/31 (a)	1,150,000	852,058
Essex Portfolio LP
1.70%, 03/01/28 (a)	125,000	107,545
4.00%, 03/01/29 (a)	1,600,000	1,512,016
3.00%, 01/15/30 (a)	1,600,000	1,414,112
1.65%, 01/15/31 (a)	865,000	670,609
2.55%, 06/15/31 (a)	860,000	710,480
2.65%, 03/15/32 (a)	1,885,000	1,542,213
Extra Space Storage LP
3.90%, 04/01/29 (a)	1,200,000	1,107,684
2.55%, 06/01/31 (a)	1,310,000	1,064,873
2.35%, 03/15/32 (a)	1,735,000	1,367,891
Federal Realty Investment Trust
3.20%, 06/15/29 (a)	1,165,000	1,040,788
3.50%, 06/01/30 (a)	1,165,000	1,031,864
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	1,895,000	1,650,090
2.40%, 03/15/30 (a)	125,000	101,083
2.00%, 03/15/31 (a)	2,320,000	1,808,649
Healthpeak OP LLC
5.25%, 12/15/32 (a)	1,170,000	1,174,657
Healthpeak Properties, Inc.
2.13%, 12/01/28 (a)	1,600,000	1,391,296
3.50%, 07/15/29 (a)	1,895,000	1,735,517

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 01/15/30 (a)	2,190,000	1,926,039
2.88%, 01/15/31 (a)	1,755,000	1,515,478
Highwoods Realty LP
4.13%, 03/15/28 (a)	75,000	65,512
4.20%, 04/15/29 (a)	1,100,000	940,830
3.05%, 02/15/30 (a)	1,165,000	924,824
2.60%, 02/01/31 (a)	1,150,000	774,525
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	1,895,000	1,613,081
3.50%, 09/15/30 (a)	2,190,000	1,857,711
2.90%, 12/15/31 (a)	1,300,000	1,017,640
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	1,500,000	1,047,675
3.25%, 01/15/30 (a)	1,135,000	729,022
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	1,750,000	1,469,860
2.00%, 08/15/31 (a)	1,875,000	1,441,537
4.15%, 04/15/32 (a)	1,750,000	1,571,465
Kilroy Realty LP
4.75%, 12/15/28 (a)	1,150,000	978,938
4.25%, 08/15/29 (a)	1,155,000	973,977
3.05%, 02/15/30 (a)	1,440,000	1,059,005
2.50%, 11/15/32 (a)	1,225,000	778,316
Kimco Realty Corp.
1.90%, 03/01/28 (a)	75,000	64,226
2.70%, 10/01/30 (a)	1,500,000	1,250,175
2.25%, 12/01/31 (a)	1,450,000	1,134,465
3.20%, 04/01/32 (a)	1,755,000	1,479,553
Kimco Realty OP LLC
4.60%, 02/01/33 (a)	1,900,000	1,783,435
Lexington Realty Trust
2.70%, 09/15/30 (a)	1,185,000	972,968
Life Storage LP
4.00%, 06/15/29 (a)	1,020,000	943,582
2.20%, 10/15/30 (a)	1,160,000	954,297
2.40%, 10/15/31 (a)	1,745,000	1,413,345
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,145,000	882,532
Mid-America Apartments LP
4.20%, 06/15/28 (a)	1,165,000	1,134,349
3.95%, 03/15/29 (a)	1,605,000	1,541,378
2.75%, 03/15/30 (a)	870,000	765,609
1.70%, 02/15/31 (a)	1,300,000	1,036,763
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,145,000	875,982
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	1,200,000	1,133,148
2.50%, 04/15/30 (a)	1,155,000	966,342
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,450,000	1,220,711
3.38%, 02/01/31 (a)	2,025,000	1,612,021
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,015,000	758,814
Physicians Realty LP
2.63%, 11/01/31 (a)	1,555,000	1,244,933
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	865,000	644,105
2.75%, 04/01/32 (a)	865,000	599,601
Prologis LP
3.88%, 09/15/28 (a)	1,170,000	1,135,426
4.00%, 09/15/28 (a)	1,260,000	1,229,823
4.38%, 02/01/29 (a)	925,000	914,094
2.88%, 11/15/29 (a)	1,065,000	951,066
2.25%, 04/15/30 (a)	2,905,000	2,475,467
1.75%, 07/01/30 (a)	950,000	773,405
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 10/15/30 (a)	2,165,000	1,705,284
1.75%, 02/01/31 (a)	1,280,000	1,036,851
1.63%, 03/15/31 (a)	1,165,000	929,262
2.25%, 01/15/32 (a)	1,410,000	1,159,387
4.63%, 01/15/33 (a)	1,900,000	1,873,647
Public Storage
1.85%, 05/01/28 (a)	1,900,000	1,668,637
1.95%, 11/09/28 (a)	1,590,000	1,392,252
3.39%, 05/01/29 (a)	1,460,000	1,360,676
2.30%, 05/01/31 (a)	1,895,000	1,600,877
2.25%, 11/09/31 (a)	1,600,000	1,333,648
Realty Income Corp.
2.20%, 06/15/28 (a)	1,440,000	1,270,930
3.25%, 06/15/29 (a)	1,460,000	1,338,002
3.10%, 12/15/29 (a)	1,740,000	1,560,310
4.85%, 03/15/30 (a)	1,750,000	1,728,142
3.25%, 01/15/31 (a)	2,770,000	2,441,146
5.63%, 10/13/32 (a)	2,200,000	2,280,278
2.85%, 12/15/32 (a)	2,040,000	1,686,896
1.80%, 03/15/33 (a)	1,150,000	857,268
Regency Centers LP
4.13%, 03/15/28 (a)	75,000	71,366
2.95%, 09/15/29 (a)	1,240,000	1,076,084
3.70%, 06/15/30 (a)	1,755,000	1,587,906
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	1,165,000	1,054,360
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	200,000	197,926
2.13%, 12/01/30 (a)	1,165,000	938,501
2.15%, 09/01/31 (a)	1,150,000	912,272
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,020,000	839,939
3.20%, 12/01/31 (a)	2,325,000	1,728,661
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	1,150,000	898,403
2.85%, 01/15/32 (a)	1,020,000	793,856
Simon Property Group LP
2.45%, 09/13/29 (a)	3,630,000	3,110,583
2.65%, 07/15/30 (a)	2,185,000	1,846,806
2.20%, 02/01/31 (a)	2,040,000	1,646,158
2.25%, 01/15/32 (a)	2,035,000	1,596,234
2.65%, 02/01/32 (a)	2,025,000	1,642,801
5.50%, 03/08/33 (a)	1,900,000	1,892,039
Spirit Realty LP
2.10%, 03/15/28 (a)	50,000	42,060
4.00%, 07/15/29 (a)	1,160,000	1,047,387
3.40%, 01/15/30 (a)	1,455,000	1,250,311
3.20%, 02/15/31 (a)	1,310,000	1,095,802
2.70%, 02/15/32 (a)	1,015,000	795,151
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	63,218
4.63%, 03/15/29 (a)	1,015,000	907,978
2.75%, 11/18/30 (a)	1,015,000	752,551
2.70%, 12/01/31 (a)	1,075,000	771,990
Sun Communities Operating LP
2.30%, 11/01/28 (a)	1,315,000	1,123,312
2.70%, 07/15/31 (a)	2,190,000	1,774,820
4.20%, 04/15/32 (a)	1,750,000	1,565,287
5.70%, 01/15/33 (a)	1,170,000	1,171,322
Tanger Properties LP
2.75%, 09/01/31 (a)	1,150,000	831,381
UDR, Inc.
4.40%, 01/26/29 (a)	875,000	844,454
3.20%, 01/15/30 (a)	1,750,000	1,571,395
3.00%, 08/15/31 (a)	1,755,000	1,505,106

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 08/01/32 (a)	1,170,000	904,527
1.90%, 03/15/33 (a)	1,000,000	748,480
Ventas Realty LP
4.00%, 03/01/28 (a)	100,000	94,131
4.40%, 01/15/29 (a)	2,300,000	2,194,867
3.00%, 01/15/30 (a)	1,885,000	1,628,923
4.75%, 11/15/30 (a)	1,460,000	1,416,784
2.50%, 09/01/31 (a)	1,450,000	1,169,396
Vornado Realty LP
3.40%, 06/01/31 (a)	1,020,000	710,981
Welltower, Inc.
4.25%, 04/15/28 (a)	2,250,000	2,153,160
2.05%, 01/15/29 (a)	1,445,000	1,208,815
4.13%, 03/15/29 (a)	1,680,000	1,571,338
3.10%, 01/15/30 (a)	2,190,000	1,911,322
2.75%, 01/15/31 (a)	1,740,000	1,446,514
2.80%, 06/01/31 (a)	2,190,000	1,824,314
2.75%, 01/15/32 (a)	1,450,000	1,188,652
3.85%, 06/15/32 (a)	1,605,000	1,421,869
WP Carey, Inc.
3.85%, 07/15/29 (a)	950,000	884,754
2.40%, 02/01/31 (a)	1,450,000	1,185,230
2.45%, 02/01/32 (a)	1,015,000	810,853
		234,234,300
		1,780,796,470

Industrial 55.4%
Basic Industry 2.8%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	2,650,000	2,293,495
4.80%, 03/03/33 (a)	1,750,000	1,800,050
Albemarle Corp.
5.05%, 06/01/32 (a)	1,725,000	1,693,726
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	2,200,000	1,957,406
3.75%, 10/01/30 (a)	2,050,000	1,790,839
ArcelorMittal S.A.
4.25%, 07/16/29 (c)	1,500,000	1,423,440
6.80%, 11/29/32 (a)	2,950,000	3,100,273
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	2,200,000	2,243,054
Cabot Corp.
4.00%, 07/01/29 (a)	900,000	844,011
5.00%, 06/30/32 (a)	1,125,000	1,100,948
Celanese US Holdings LLC
6.33%, 07/15/29 (a)	2,200,000	2,231,768
6.38%, 07/15/32 (a)	2,950,000	3,000,238
Dow Chemical Co.
4.80%, 11/30/28 (a)	1,790,000	1,803,926
7.38%, 11/01/29	2,300,000	2,630,211
2.10%, 11/15/30 (a)	2,500,000	2,092,675
6.30%, 03/15/33 (a)	1,700,000	1,851,062
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	6,545,000	6,608,683
Eastman Chemical Co.
4.50%, 12/01/28 (a)	1,463,000	1,438,012
5.75%, 03/08/33 (a)	1,500,000	1,527,330
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,050,000	2,096,371
1.30%, 01/30/31 (a)	1,700,000	1,351,942
2.13%, 02/01/32 (a)	1,875,000	1,569,994
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	1,500,000	1,295,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FMC Corp.
3.45%, 10/01/29 (a)	1,500,000	1,367,565
Freeport-McMoRan, Inc.
4.13%, 03/01/28 (a)	150,000	141,404
4.38%, 08/01/28 (a)	1,400,000	1,323,882
5.25%, 09/01/29 (a)	1,750,000	1,732,115
4.25%, 03/01/30 (a)	1,450,000	1,348,833
4.63%, 08/01/30 (a)	1,800,000	1,710,648
Georgia-Pacific LLC
7.75%, 11/15/29	1,525,000	1,801,589
8.88%, 05/15/31	1,150,000	1,457,222
Huntsman International LLC
4.50%, 05/01/29 (a)	2,200,000	2,069,210
2.95%, 06/15/31 (a)	1,150,000	944,656
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	1,200,000	1,150,656
Linde, Inc.
1.10%, 08/10/30 (a)	2,000,000	1,600,480
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,475,000	1,219,766
NewMarket Corp.
2.70%, 03/18/31 (a)	1,200,000	1,001,856
Newmont Corp.
2.80%, 10/01/29 (a)	2,025,000	1,799,577
2.25%, 10/01/30 (a)	2,900,000	2,438,581
2.60%, 07/15/32 (a)	3,050,000	2,555,961
Nucor Corp.
3.95%, 05/01/28 (a)	1,500,000	1,447,845
2.70%, 06/01/30 (a)	1,450,000	1,274,637
3.13%, 04/01/32 (a)	1,600,000	1,415,280
Nutrien Ltd.
4.20%, 04/01/29 (a)	2,200,000	2,127,444
2.95%, 05/13/30 (a)	1,500,000	1,321,965
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,460,000	1,317,533
PPG Industries, Inc.
2.80%, 08/15/29 (a)	875,000	777,726
2.55%, 06/15/30 (a)	900,000	779,490
Rayonier LP
2.75%, 05/17/31 (a)	1,300,000	1,076,049
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	1,500,000	1,263,675
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,200,000	1,404,072
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	2,225,000	2,513,827
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	1,900,000	1,957,380
Rohm & Haas Co.
7.85%, 07/15/29	1,725,000	1,981,231
RPM International, Inc.
4.55%, 03/01/29 (a)	1,025,000	984,185
2.95%, 01/15/32 (a)	850,000	692,589
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,385,000	2,148,909
2.30%, 05/15/30 (a)	1,500,000	1,274,895
2.20%, 03/15/32 (a)	1,400,000	1,128,064
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,775,000	1,620,894
3.25%, 01/15/31 (a)	1,425,000	1,272,596
Suzano Austria GmbH
2.50%, 09/15/28 (a)	1,475,000	1,265,757
6.00%, 01/15/29 (a)	5,100,000	5,151,153
5.00%, 01/15/30 (a)	2,900,000	2,772,806

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 01/15/31 (a)	3,600,000	3,133,440
3.13%, 01/15/32 (a)	2,875,000	2,360,404
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,600,000	1,470,096
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	4,375,000	3,932,644
Westlake Chemical Corp.
3.38%, 06/15/30 (a)	825,000	732,922
WestRock MWV LLC
8.20%, 01/15/30	1,150,000	1,348,421
7.95%, 02/15/31	850,000	981,861
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,200,000	2,076,536
4.00%, 04/15/30 (a)	2,175,000	2,044,195
7.38%, 03/15/32	1,950,000	2,240,121
3.38%, 03/09/33 (a)	1,350,000	1,185,786
WRKCo, Inc.
4.00%, 03/15/28 (a)	75,000	71,560
3.90%, 06/01/28 (a)	1,550,000	1,477,537
4.90%, 03/15/29 (a)	2,175,000	2,145,790
4.20%, 06/01/32 (a)	1,500,000	1,388,970
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	1,475,000	1,188,821
		140,157,931
Capital Goods 5.6%
3M Co.
3.63%, 09/14/28 (a)	1,850,000	1,785,879
3.38%, 03/01/29 (a)	2,300,000	2,172,074
2.38%, 08/26/29 (a)(c)	2,925,000	2,587,894
3.05%, 04/15/30 (a)(c)	1,800,000	1,645,254
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	1,150,000	1,137,971
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,425,000	1,163,299
Allegion PLC
3.50%, 10/01/29 (a)	1,125,000	1,019,588
Allegion US Holding Co., Inc.
5.41%, 07/01/32 (a)	1,850,000	1,858,935
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	1,415,000	1,396,534
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,425,000	1,196,943
2.69%, 05/25/31 (a)	2,350,000	1,956,304
Amphenol Corp.
4.35%, 06/01/29 (a)	1,500,000	1,500,735
2.80%, 02/15/30 (a)	2,625,000	2,366,910
2.20%, 09/15/31 (a)	2,175,000	1,811,797
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,200,000	1,059,720
Avery Dennison Corp.
4.88%, 12/06/28 (a)	2,200,000	2,188,692
2.65%, 04/30/30 (a)	1,425,000	1,219,544
2.25%, 02/15/32 (a)	125,000	98,819
5.75%, 03/15/33 (a)	1,200,000	1,249,224
Boeing Co.
3.45%, 11/01/28 (a)	1,050,000	973,812
3.20%, 03/01/29 (a)	2,920,000	2,664,004
2.95%, 02/01/30 (a)	2,145,000	1,891,761
5.15%, 05/01/30 (a)	13,125,000	13,215,169
3.63%, 02/01/31 (a)	4,075,000	3,728,788
6.13%, 02/15/33	1,125,000	1,199,599
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,225,000	1,903,398
2.20%, 03/01/32 (a)	1,575,000	1,224,468
Carrier Global Corp.
2.72%, 02/15/30 (a)	5,800,000	5,108,176
2.70%, 02/15/31 (a)(e)	2,150,000	1,850,849
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,455,000	1,331,107
2.60%, 04/09/30 (a)	2,300,000	2,064,733
1.90%, 03/12/31 (a)	1,475,000	1,239,089
Deere & Co.
5.38%, 10/16/29	1,500,000	1,594,965
3.10%, 04/15/30 (a)	2,050,000	1,899,899
7.13%, 03/03/31	850,000	1,008,772
Dover Corp.
2.95%, 11/04/29 (a)	825,000	739,299
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,150,000	1,770,697
Eaton Corp.
4.00%, 11/02/32	2,050,000	1,957,094
4.15%, 03/15/33 (a)	3,800,000	3,667,000
Emerson Electric Co.
2.00%, 12/21/28 (a)	2,950,000	2,617,623
1.95%, 10/15/30 (a)	1,450,000	1,222,220
2.20%, 12/21/31 (a)	2,900,000	2,453,632
Flowserve Corp.
3.50%, 10/01/30 (a)	1,500,000	1,307,310
2.80%, 01/15/32 (a)	1,475,000	1,174,720
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	2,075,000	1,848,140
4.00%, 03/25/32 (a)	1,275,000	1,148,954
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,400,000	1,375,738
General Dynamics Corp.
3.75%, 05/15/28 (a)	2,925,000	2,865,944
3.63%, 04/01/30 (a)	2,875,000	2,758,994
2.25%, 06/01/31 (a)	1,550,000	1,339,774
General Electric Co.
6.75%, 03/15/32	3,880,000	4,413,267
Honeywell International, Inc.
2.70%, 08/15/29 (a)	2,225,000	2,056,723
1.95%, 06/01/30 (a)	2,975,000	2,551,300
1.75%, 09/01/31 (a)	4,400,000	3,617,064
5.00%, 02/15/33 (a)	3,200,000	3,371,680
Hubbell, Inc.
2.30%, 03/15/31 (a)	850,000	707,685
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	1,700,000	1,460,181
4.20%, 05/01/30 (a)	1,500,000	1,412,775
IDEX Corp.
3.00%, 05/01/30 (a)	1,450,000	1,278,770
2.63%, 06/15/31 (a)	1,500,000	1,270,515
John Deere Capital Corp.
1.50%, 03/06/28	100,000	87,989
3.45%, 03/07/29	1,820,000	1,756,409
3.35%, 04/18/29	1,750,000	1,664,285
2.80%, 07/18/29	1,715,000	1,569,602
4.85%, 10/11/29	1,150,000	1,192,435
2.45%, 01/09/30	1,640,000	1,460,715
1.45%, 01/15/31	1,750,000	1,415,907
2.00%, 06/17/31	1,750,000	1,464,837
3.90%, 06/07/32	1,500,000	1,446,720
4.35%, 09/15/32	1,750,000	1,751,470

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson Controls International plc
1.75%, 09/15/30 (a)	1,825,000	1,505,753
2.00%, 09/16/31 (a)	1,450,000	1,183,461
4.90%, 12/01/32 (a)	1,125,000	1,141,650
Kennametal, Inc.
4.63%, 06/15/28 (a)	900,000	872,478
2.80%, 03/01/31 (a)	875,000	721,438
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	5,150,000	5,062,736
2.90%, 12/15/29 (a)	1,200,000	1,060,512
1.80%, 01/15/31 (a)	1,875,000	1,518,544
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	1,500,000	1,455,000
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,200,000	1,020,036
3.90%, 06/15/32 (a)	2,300,000	2,236,014
5.25%, 01/15/33 (a)	2,975,000	3,175,277
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,500,000	1,276,815
2.40%, 07/15/31 (a)	2,600,000	2,139,332
Masco Corp.
2.00%, 10/01/30 (a)	825,000	659,068
2.00%, 02/15/31 (a)	1,750,000	1,402,240
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,465,000	1,327,524
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	2,150,000	2,138,003
4.70%, 03/15/33 (a)	2,900,000	2,931,349
nVent Finance Sarl
4.55%, 04/15/28 (a)	1,600,000	1,535,184
2.75%, 11/15/31 (a)	550,000	453,437
Oshkosh Corp.
4.60%, 05/15/28 (a)	875,000	866,574
3.10%, 03/01/30 (a)	900,000	796,545
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	4,320,000	3,793,090
Owens Corning
3.95%, 08/15/29 (a)	1,350,000	1,274,198
3.88%, 06/01/30 (a)	825,000	763,851
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	2,950,000	2,719,811
4.50%, 09/15/29 (a)	2,950,000	2,937,964
Pentair Finance Sarl
4.50%, 07/01/29 (a)	1,150,000	1,096,330
5.90%, 07/15/32 (a)	1,175,000	1,216,607
Raytheon Technologies Corp.
4.13%, 11/16/28 (a)	9,000,000	8,872,830
7.50%, 09/15/29	1,250,000	1,449,212
2.25%, 07/01/30 (a)	2,900,000	2,486,112
1.90%, 09/01/31 (a)	2,875,000	2,348,386
2.38%, 03/15/32 (a)	2,875,000	2,419,312
5.15%, 02/27/33 (a)	3,700,000	3,850,886
Regal Rexnord Corp.
6.05%, 04/15/28 (a)(e)	3,650,000	3,675,732
6.30%, 02/15/30 (a)(e)	3,225,000	3,242,286
Republic Services, Inc.
3.95%, 05/15/28 (a)	3,125,000	3,044,625
4.88%, 04/01/29 (a)	500,000	505,660
2.30%, 03/01/30 (a)	1,700,000	1,475,566
1.45%, 02/15/31 (a)	1,925,000	1,537,940
1.75%, 02/15/32 (a)	2,300,000	1,853,294
2.38%, 03/15/33 (a)	2,000,000	1,652,880
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	1,200,000	1,151,292
1.75%, 08/15/31 (a)	1,350,000	1,108,458
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sonoco Products Co.
3.13%, 05/01/30 (a)	1,710,000	1,511,708
2.85%, 02/01/32 (a)	1,475,000	1,246,360
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	1,500,000	1,449,660
2.30%, 03/15/30 (a)	2,150,000	1,790,692
3.00%, 05/15/32 (a)	1,500,000	1,258,500
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	2,050,000	1,833,417
2.75%, 04/01/31 (a)	3,025,000	2,590,186
Textron, Inc.
3.90%, 09/17/29 (a)	900,000	852,255
3.00%, 06/01/30 (a)	1,900,000	1,704,528
2.45%, 03/15/31 (a)	1,500,000	1,269,195
Timken Co.
4.50%, 12/15/28 (a)	1,200,000	1,175,712
4.13%, 04/01/32 (a)	975,000	907,628
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,000,000	2,068,780
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	1,575,000	1,529,136
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	2,240,000	2,126,634
Vontier Corp.
2.40%, 04/01/28 (a)	1,450,000	1,219,711
2.95%, 04/01/31 (a)	1,750,000	1,394,348
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,175,000	1,993,474
Waste Connections, Inc.
4.25%, 12/01/28 (a)	1,475,000	1,454,468
3.50%, 05/01/29 (a)	1,500,000	1,401,240
2.60%, 02/01/30 (a)	1,700,000	1,499,451
2.20%, 01/15/32 (a)	1,925,000	1,582,023
3.20%, 06/01/32 (a)	1,475,000	1,315,390
4.20%, 01/15/33 (a)	2,150,000	2,066,322
Waste Management, Inc.
2.00%, 06/01/29 (a)	1,425,000	1,234,292
4.63%, 02/15/30 (a)	2,150,000	2,150,494
1.50%, 03/15/31 (a)	2,900,000	2,313,765
4.15%, 04/15/32 (a)	2,900,000	2,813,725
4.63%, 02/15/33 (a)	1,475,000	1,480,516
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/28 (a)(f)	3,625,000	3,569,320
Xylem, Inc.
2.25%, 01/30/31 (a)	1,500,000	1,271,175
		279,541,570
Communications 8.0%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	1,475,000	1,198,084
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	2,900,000	2,714,255
2.88%, 05/07/30 (a)	2,950,000	2,609,010
4.70%, 07/21/32 (a)	2,200,000	2,174,238
American Tower Corp.
3.95%, 03/15/29 (a)	1,725,000	1,615,273
3.80%, 08/15/29 (a)	4,825,000	4,487,202
2.90%, 01/15/30 (a)	2,185,000	1,904,315
2.10%, 06/15/30 (a)	2,200,000	1,795,486
1.88%, 10/15/30 (a)	2,300,000	1,829,190
2.70%, 04/15/31 (a)	2,050,000	1,717,695
2.30%, 09/15/31 (a)	2,025,000	1,625,204
4.05%, 03/15/32 (a)	1,900,000	1,740,514
5.65%, 03/15/33 (a)	2,400,000	2,471,784

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
4.35%, 03/01/29 (a)	8,725,000	8,547,010
4.30%, 02/15/30 (a)	9,200,000	8,949,024
2.75%, 06/01/31 (a)	8,750,000	7,542,062
2.25%, 02/01/32 (a)	7,350,000	6,010,462
Bell Canada
2.15%, 02/15/32 (a)	1,700,000	1,393,813
British Telecommunications PLC
5.13%, 12/04/28 (a)	2,000,000	2,019,920
9.63%, 12/15/30 (f)	7,850,000	9,856,931
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (a)	3,600,000	3,007,152
5.05%, 03/30/29 (a)	3,625,000	3,505,846
2.80%, 04/01/31 (a)	4,675,000	3,768,938
2.30%, 02/01/32 (a)	2,900,000	2,212,004
Comcast Corp.
3.55%, 05/01/28 (a)	2,900,000	2,789,655
4.15%, 10/15/28 (a)	11,842,000	11,722,633
2.65%, 02/01/30 (a)	4,675,000	4,165,238
3.40%, 04/01/30 (a)	4,650,000	4,349,796
4.25%, 10/15/30 (a)	4,400,000	4,313,628
1.95%, 01/15/31 (a)	4,350,000	3,621,679
1.50%, 02/15/31 (a)	5,075,000	4,076,950
5.50%, 11/15/32 (a)	2,650,000	2,827,709
4.25%, 01/15/33	4,950,000	4,830,853
4.65%, 02/15/33 (a)	2,950,000	2,967,169
7.05%, 03/15/33	2,300,000	2,725,638
Crown Castle International Corp.
4.30%, 02/15/29 (a)	1,725,000	1,663,004
3.10%, 11/15/29 (a)	1,650,000	1,467,065
3.30%, 07/01/30 (a)	2,200,000	1,986,820
2.25%, 01/15/31 (a)	3,225,000	2,677,782
2.10%, 04/01/31 (a)	2,875,000	2,346,661
2.50%, 07/15/31 (a)	2,250,000	1,889,843
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	10,225,000	12,503,641
9.25%, 06/01/32	1,500,000	1,954,830
Discovery Communications LLC
3.95%, 03/20/28 (a)	300,000	281,229
4.13%, 05/15/29 (a)	2,200,000	2,047,166
3.63%, 05/15/30 (a)	2,925,000	2,601,524
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,225,000	1,833,467
Fox Corp.
4.71%, 01/25/29 (a)	5,800,000	5,751,512
3.50%, 04/08/30 (a)	1,725,000	1,576,357
Grupo Televisa S.A.B.
8.50%, 03/11/32	900,000	1,085,589
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	1,400,000	1,373,484
4.75%, 03/30/30 (a)	1,950,000	1,917,416
2.40%, 03/01/31 (a)	1,500,000	1,246,050
Koninklijke KPN N.V.
8.38%, 10/01/30	1,725,000	2,062,410
Magallanes, Inc.
4.05%, 03/15/29 (a)(e)	4,100,000	3,815,911
4.28%, 03/15/32 (a)(e)	14,600,000	13,036,048
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	8,650,000	8,108,769
Netflix, Inc.
4.88%, 04/15/28	4,700,000	4,729,610
5.88%, 11/15/28	5,500,000	5,795,680
6.38%, 05/15/29	2,500,000	2,692,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	1,800,000	1,544,778
4.20%, 06/01/30 (a)	1,750,000	1,684,305
2.60%, 08/01/31 (a)	2,350,000	2,002,036
Orange S.A.
9.00%, 03/01/31	7,225,000	9,114,843
Rogers Communications, Inc.
3.80%, 03/15/32 (a)(e)	5,875,000	5,278,922
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,475,000	1,359,360
Telefonica Europe BV
8.25%, 09/15/30	3,650,000	4,274,332
TELUS Corp.
3.40%, 05/13/32 (a)	2,600,000	2,285,634
T-Mobile USA, Inc.
2.63%, 02/15/29 (a)	2,900,000	2,563,455
2.40%, 03/15/29 (a)	1,475,000	1,290,256
3.38%, 04/15/29 (a)	6,800,000	6,203,096
3.88%, 04/15/30 (a)	20,350,000	19,121,267
2.55%, 02/15/31 (a)	7,225,000	6,125,861
2.88%, 02/15/31 (a)	2,900,000	2,502,671
3.50%, 04/15/31 (a)	7,200,000	6,476,976
2.25%, 11/15/31 (a)	2,925,000	2,395,751
2.70%, 03/15/32 (a)	2,900,000	2,444,613
5.20%, 01/15/33 (a)	3,700,000	3,768,857
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,425,000	1,663,645
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	600,000	534,822
4.33%, 09/21/28	11,835,000	11,690,376
3.88%, 02/08/29 (a)	2,925,000	2,829,353
4.02%, 12/03/29 (a)	11,550,000	11,067,094
3.15%, 03/22/30 (a)	4,375,000	3,991,837
1.50%, 09/18/30 (a)	2,925,000	2,365,448
1.68%, 10/30/30 (a)	3,350,000	2,705,762
7.75%, 12/01/30	1,700,000	2,000,594
1.75%, 01/20/31 (a)	6,525,000	5,263,783
2.55%, 03/21/31 (a)	12,375,000	10,549,687
2.36%, 03/15/32 (a)	13,450,000	11,047,830
ViacomCBS, Inc.
3.70%, 06/01/28 (a)	1,425,000	1,294,698
4.20%, 06/01/29 (a)	1,500,000	1,378,125
7.88%, 07/30/30	2,475,000	2,740,147
4.95%, 01/15/31 (a)	3,625,000	3,345,078
4.20%, 05/19/32 (a)	2,900,000	2,493,826
Vodafone Group PLC
4.38%, 05/30/28	2,600,000	2,610,790
7.88%, 02/15/30	2,225,000	2,600,691
6.25%, 11/30/32	1,450,000	1,580,544
Walt Disney Co.
2.00%, 09/01/29 (a)	5,800,000	5,032,138
3.80%, 03/22/30	3,650,000	3,520,972
2.65%, 01/13/31	7,300,000	6,453,127
6.55%, 03/15/33	1,050,000	1,214,178
Weibo Corp.
3.38%, 07/08/30 (a)	2,200,000	1,798,126
		401,740,437
Consumer Cyclical 7.0%
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	1,500,000	1,365,690
3.50%, 03/15/32 (a)	1,025,000	873,464
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	4,350,000	3,603,148

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amazon.com, Inc.
1.65%, 05/12/28 (a)	6,675,000	5,917,855
3.45%, 04/13/29 (a)	4,350,000	4,188,484
4.65%, 12/01/29 (a)	4,400,000	4,497,548
1.50%, 06/03/30 (a)	5,825,000	4,850,594
2.10%, 05/12/31 (a)	8,700,000	7,441,197
3.60%, 04/13/32 (a)	7,325,000	6,951,205
4.70%, 12/01/32 (a)	6,500,000	6,670,885
American Honda Finance Corp.
2.25%, 01/12/29	1,950,000	1,724,093
1.80%, 01/13/31	1,575,000	1,300,320
Aptiv PLC
4.35%, 03/15/29 (a)	850,000	821,925
3.25%, 03/01/32 (a)	2,300,000	2,006,819
AutoNation, Inc.
1.95%, 08/01/28 (a)	1,200,000	999,336
4.75%, 06/01/30 (a)	1,475,000	1,394,288
2.40%, 08/01/31 (a)	1,350,000	1,040,796
3.85%, 03/01/32 (a)	2,000,000	1,705,840
AutoZone, Inc.
3.75%, 04/18/29 (a)	1,325,000	1,249,820
4.00%, 04/15/30 (a)	2,250,000	2,140,560
1.65%, 01/15/31 (a)	1,725,000	1,375,998
4.75%, 08/01/32 (a)	2,175,000	2,151,771
4.75%, 02/01/33 (a)	1,600,000	1,582,160
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	1,450,000	1,435,036
1.95%, 10/01/30 (a)	1,850,000	1,509,360
Block Financial LLC
2.50%, 07/15/28 (a)	1,450,000	1,249,958
3.88%, 08/15/30 (a)	1,900,000	1,652,031
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	4,450,000	4,453,471
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,450,000	1,151,924
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,205,000	1,085,524
3.70%, 01/15/31 (a)	1,275,000	1,131,894
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	5,125,000	4,353,329
1.75%, 04/20/32 (a)	2,900,000	2,385,453
Cummins, Inc.
1.50%, 09/01/30 (a)	2,450,000	2,008,216
Daimler Finance North America LLC
8.50%, 01/18/31	4,400,000	5,584,304
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,225,000	1,830,152
Dollar General Corp.
4.13%, 05/01/28 (a)	1,450,000	1,414,374
3.50%, 04/03/30 (a)	2,875,000	2,647,185
5.00%, 11/01/32 (a)	2,075,000	2,080,416
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	3,625,000	3,533,505
2.65%, 12/01/31 (a)	2,300,000	1,925,031
eBay, Inc.
2.70%, 03/11/30 (a)	2,775,000	2,433,286
2.60%, 05/10/31 (a)	2,225,000	1,897,747
6.30%, 11/22/32 (a)	1,250,000	1,359,063
Expedia Group, Inc.
3.25%, 02/15/30 (a)	3,675,000	3,196,405
2.95%, 03/15/31 (a)	1,400,000	1,168,188
General Motors Co.
5.00%, 10/01/28 (a)	2,150,000	2,122,372
5.40%, 10/15/29 (a)	2,900,000	2,881,208
5.60%, 10/15/32 (a)	3,700,000	3,619,784
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Financial Co., Inc.
2.40%, 04/10/28 (a)	2,925,000	2,556,216
2.40%, 10/15/28 (a)	2,950,000	2,528,061
5.65%, 01/17/29 (a)	1,500,000	1,520,805
4.30%, 04/06/29 (a)	3,250,000	3,030,560
3.60%, 06/21/30 (a)	3,150,000	2,757,384
2.35%, 01/08/31 (a)	2,925,000	2,316,337
2.70%, 06/10/31 (a)	2,925,000	2,348,687
3.10%, 01/12/32 (a)	3,675,000	3,002,806
6.40%, 01/09/33 (a)	1,475,000	1,521,890
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,475,000	1,175,295
2.75%, 02/01/32 (a)	1,500,000	1,249,470
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	1,505,000	1,469,512
5.30%, 01/15/29 (a)	2,200,000	2,097,986
4.00%, 01/15/30 (a)	2,000,000	1,775,500
4.00%, 01/15/31 (a)	2,075,000	1,813,156
3.25%, 01/15/32 (a)	2,350,000	1,924,039
Home Depot, Inc.
0.90%, 03/15/28 (a)	100,000	85,438
1.50%, 09/15/28 (a)	2,900,000	2,533,063
3.90%, 12/06/28 (a)	2,900,000	2,858,791
2.95%, 06/15/29 (a)	5,094,000	4,718,572
2.70%, 04/15/30 (a)	4,400,000	3,978,744
1.38%, 03/15/31 (a)	3,600,000	2,886,732
1.88%, 09/15/31 (a)	2,900,000	2,405,492
3.25%, 04/15/32 (a)	3,600,000	3,288,276
4.50%, 09/15/32 (a)	3,675,000	3,703,187
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	2,200,000	1,981,408
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	1,210,000	1,163,984
6.00%, 04/23/30 (a)	1,325,000	1,351,712
JD.com, Inc.
3.38%, 01/14/30 (a)	2,050,000	1,862,138
Lear Corp.
4.25%, 05/15/29 (a)	1,125,000	1,065,566
3.50%, 05/30/30 (a)	975,000	860,652
2.60%, 01/15/32 (a)	1,050,000	823,316
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	2,925,000	2,516,319
1.70%, 09/15/28 (a)	2,950,000	2,555,673
6.50%, 03/15/29	1,022,000	1,132,478
3.65%, 04/05/29 (a)	4,250,000	4,024,835
4.50%, 04/15/30 (a)	3,650,000	3,611,200
1.70%, 10/15/30 (a)	3,625,000	2,941,724
2.63%, 04/01/31 (a)	4,325,000	3,699,216
3.75%, 04/01/32 (a)	4,400,000	4,051,652
Magna International, Inc.
2.45%, 06/15/30 (a)	2,175,000	1,851,686
5.50%, 03/21/33 (a)	1,500,000	1,557,525
Marriott International, Inc.
4.00%, 04/15/28 (a)	1,275,000	1,234,226
4.65%, 12/01/28 (a)	925,000	919,311
4.90%, 04/15/29 (a)	2,300,000	2,280,565
4.63%, 06/15/30 (a)	2,875,000	2,792,085
2.85%, 04/15/31 (a)	3,200,000	2,728,704
3.50%, 10/15/32 (a)	2,925,000	2,566,746
McDonald's Corp.
3.80%, 04/01/28 (a)	2,600,000	2,555,774
2.63%, 09/01/29 (a)	2,950,000	2,681,904
2.13%, 03/01/30 (a)	2,200,000	1,904,584
3.60%, 07/01/30 (a)	2,900,000	2,755,406
4.60%, 09/09/32 (a)	2,225,000	2,251,967

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	850,000	735,947
2.50%, 01/15/31 (a)	1,025,000	800,781
NIKE, Inc.
2.85%, 03/27/30 (a)	4,400,000	4,050,244
NVR, Inc.
3.00%, 05/15/30 (a)	2,600,000	2,293,070
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	1,500,000	1,486,860
3.90%, 06/01/29 (a)	1,450,000	1,388,752
4.20%, 04/01/30 (a)	1,475,000	1,420,912
1.75%, 03/15/31 (a)	1,400,000	1,126,006
4.70%, 06/15/32 (a)	2,450,000	2,418,125
PulteGroup, Inc.
7.88%, 06/15/32	900,000	1,042,182
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,175,000	1,962,807
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,450,000	1,172,035
Starbucks Corp.
4.00%, 11/15/28 (a)	2,211,000	2,162,336
3.55%, 08/15/29 (a)	2,925,000	2,795,188
2.25%, 03/12/30 (a)	2,225,000	1,916,415
2.55%, 11/15/30 (a)	3,680,000	3,202,667
3.00%, 02/14/32 (a)	2,875,000	2,550,154
4.80%, 02/15/33 (a)	1,700,000	1,715,810
Tapestry, Inc.
3.05%, 03/15/32 (a)	1,475,000	1,199,647
Target Corp.
3.38%, 04/15/29 (a)	2,900,000	2,782,550
2.35%, 02/15/30 (a)	2,150,000	1,893,397
2.65%, 09/15/30 (a)	1,400,000	1,241,926
4.50%, 09/15/32 (a)	2,925,000	2,934,535
6.35%, 11/01/32	900,000	1,025,784
4.40%, 01/15/33 (a)	1,450,000	1,441,982
TJX Cos., Inc.
1.15%, 05/15/28 (a)	1,475,000	1,282,409
3.88%, 04/15/30 (a)	1,425,000	1,377,120
1.60%, 05/15/31 (a)	1,450,000	1,184,810
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,175,000	1,059,909
Toyota Motor Corp.
3.67%, 07/20/28	1,500,000	1,462,230
2.76%, 07/02/29	1,500,000	1,370,040
2.36%, 03/25/31 (a)	1,500,000	1,308,915
Toyota Motor Credit Corp.
1.90%, 04/06/28	2,150,000	1,916,037
3.65%, 01/08/29	1,475,000	1,422,652
4.45%, 06/29/29	2,300,000	2,322,977
2.15%, 02/13/30	2,150,000	1,894,666
3.38%, 04/01/30	2,950,000	2,779,342
1.65%, 01/10/31	1,550,000	1,272,209
1.90%, 09/12/31	1,500,000	1,238,490
2.40%, 01/13/32	1,150,000	978,512
4.70%, 01/12/33	1,500,000	1,524,345
Tractor Supply Co.
1.75%, 11/01/30 (a)	1,875,000	1,492,575
VF Corp.
2.95%, 04/23/30 (a)	2,200,000	1,853,478
VICI Properties LP
4.95%, 02/15/30 (a)	2,900,000	2,751,085
5.13%, 05/15/32 (a)	4,425,000	4,194,767
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	1,475,000	1,297,381
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walmart, Inc.
3.70%, 06/26/28 (a)	4,300,000	4,262,977
1.50%, 09/22/28 (a)	3,725,000	3,271,183
3.25%, 07/08/29 (a)	2,175,000	2,077,756
2.38%, 09/24/29 (a)	950,000	853,138
7.55%, 02/15/30	1,350,000	1,642,329
1.80%, 09/22/31 (a)	5,875,000	4,973,422
4.15%, 09/09/32 (a)	3,650,000	3,683,689
		350,739,922
Consumer Non-Cyclical 13.7%
Abbott Laboratories
1.40%, 06/30/30 (a)	1,950,000	1,629,342
AbbVie, Inc.
4.25%, 11/14/28 (a)	5,100,000	5,074,755
3.20%, 11/21/29 (a)	15,825,000	14,695,095
Adventist Health System
2.95%, 03/01/29 (a)	825,000	735,339
5.43%, 03/01/32 (a)	1,050,000	1,060,794
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	1,150,000	1,111,452
2.21%, 06/15/30 (a)	850,000	721,191
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,500,000	1,347,690
2.10%, 06/04/30 (a)	1,450,000	1,214,114
2.30%, 03/12/31 (a)	2,475,000	2,075,783
Ahold Finance USA LLC
6.88%, 05/01/29	1,500,000	1,631,820
Altria Group, Inc.
4.80%, 02/14/29 (a)	5,600,000	5,570,880
3.40%, 05/06/30 (a)	2,225,000	1,981,051
2.45%, 02/04/32 (a)	5,100,000	4,019,259
AmerisourceBergen Corp.
2.80%, 05/15/30 (a)	1,450,000	1,275,290
2.70%, 03/15/31 (a)	2,950,000	2,532,575
Amgen, Inc.
5.15%, 03/02/28 (a)	775,000	791,887
1.65%, 08/15/28 (a)	3,625,000	3,151,502
3.00%, 02/22/29 (a)	2,250,000	2,070,743
4.05%, 08/18/29 (a)	3,700,000	3,577,715
2.45%, 02/21/30 (a)	3,650,000	3,183,931
5.25%, 03/02/30 (a)	8,025,000	8,203,235
2.30%, 02/25/31 (a)	3,675,000	3,095,783
2.00%, 01/15/32 (a)	3,600,000	2,934,360
3.35%, 02/22/32 (a)	2,925,000	2,640,280
4.20%, 03/01/33 (a)	2,200,000	2,110,328
5.25%, 03/02/33 (a)	11,800,000	12,127,214
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	7,300,000	7,198,384
4.75%, 01/23/29 (a)	12,395,000	12,666,327
3.50%, 06/01/30 (a)	5,150,000	4,860,261
4.90%, 01/23/31 (a)	2,150,000	2,228,776
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	2,900,000	2,708,252
2.90%, 03/01/32 (a)	2,250,000	2,000,093
5.94%, 10/01/32	1,000,000	1,108,770
Ascension Health
2.53%, 11/15/29 (a)	2,525,000	2,225,636
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,650,000	3,242,879
4.90%, 03/03/30 (a)	1,900,000	1,944,004
2.25%, 05/28/31 (a)	2,150,000	1,850,226
4.88%, 03/03/33 (a)	1,500,000	1,548,765

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AstraZeneca PLC
4.00%, 01/17/29 (a)	2,875,000	2,837,567
1.38%, 08/06/30 (a)	3,800,000	3,103,498
Banner Health
2.34%, 01/01/30 (a)	875,000	758,214
1.90%, 01/01/31 (a)	825,000	683,471
BAT Capital Corp.
2.26%, 03/25/28 (a)	425,000	365,470
3.46%, 09/06/29 (a)	1,425,000	1,259,743
4.91%, 04/02/30 (a)	2,900,000	2,802,705
2.73%, 03/25/31 (a)	3,625,000	2,942,811
4.74%, 03/16/32 (a)	2,650,000	2,464,420
7.75%, 10/19/32 (a)	1,750,000	1,942,885
BAT International Finance PLC
4.45%, 03/16/28 (a)	250,000	237,815
Baxter International, Inc.
2.27%, 12/01/28 (a)	3,650,000	3,173,784
3.95%, 04/01/30 (a)	1,475,000	1,374,508
1.73%, 04/01/31 (a)	1,900,000	1,487,225
2.54%, 02/01/32 (a)	4,450,000	3,630,844
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	825,000	672,722
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,150,000	1,920,187
1.96%, 02/11/31 (a)	2,900,000	2,388,904
4.30%, 08/22/32 (a)	1,450,000	1,407,776
Biogen, Inc.
2.25%, 05/01/30 (a)	4,375,000	3,687,206
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,375,000	2,157,687
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	875,000	848,435
3.46%, 06/01/30 (a)	100,000	90,378
2.10%, 06/01/31 (a)	1,400,000	1,130,584
Boston Scientific Corp.
2.65%, 06/01/30 (a)	3,525,000	3,117,651
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	6,950,000	6,615,983
1.45%, 11/13/30 (a)	3,625,000	2,967,787
2.95%, 03/15/32 (a)	5,100,000	4,603,770
Brunswick Corp.
2.40%, 08/18/31 (a)	1,625,000	1,234,984
4.40%, 09/15/32 (a)	1,300,000	1,138,852
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	2,875,000	2,446,769
Campbell Soup Co.
4.15%, 03/15/28 (a)	275,000	269,563
2.38%, 04/24/30 (a)	1,450,000	1,245,086
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	825,000	698,948
CHRISTUS Health
4.34%, 07/01/28 (a)	975,000	951,512
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,200,000	1,006,104
5.60%, 11/15/32 (a)	1,450,000	1,557,300
Cigna Corp.
4.38%, 10/15/28 (a)	11,075,000	10,914,191
2.40%, 03/15/30 (a)	4,400,000	3,821,488
2.38%, 03/15/31 (a)	4,375,000	3,699,937
Cigna Group
5.40%, 03/15/33 (a)	2,350,000	2,441,509
Clorox Co.
3.90%, 05/15/28 (a)	1,500,000	1,462,950
4.40%, 05/01/29 (a)	1,450,000	1,434,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.80%, 05/15/30 (a)	1,500,000	1,245,060
4.60%, 05/01/32 (a)	1,725,000	1,715,996
Coca-Cola Co.
1.50%, 03/05/28	150,000	133,764
1.00%, 03/15/28	300,000	260,571
2.13%, 09/06/29	2,950,000	2,649,926
3.45%, 03/25/30	3,650,000	3,507,613
1.65%, 06/01/30	4,375,000	3,708,906
2.00%, 03/05/31	2,225,000	1,905,713
1.38%, 03/15/31	3,725,000	3,041,462
2.25%, 01/05/32	5,800,000	5,046,638
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	3,050,000	2,718,831
1.85%, 09/01/32 (a)	2,050,000	1,605,437
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,425,000	1,339,016
4.60%, 03/01/33 (a)	1,500,000	1,557,945
CommonSpirit Health
3.35%, 10/01/29 (a)	2,695,000	2,428,707
2.78%, 10/01/30 (a)	1,650,000	1,409,579
Conagra Brands, Inc.
7.00%, 10/01/28	1,150,000	1,262,010
4.85%, 11/01/28 (a)	3,850,000	3,848,152
8.25%, 09/15/30	925,000	1,086,218
Constellation Brands, Inc.
4.65%, 11/15/28 (a)	1,475,000	1,474,676
3.15%, 08/01/29 (a)	2,375,000	2,173,909
2.88%, 05/01/30 (a)	1,725,000	1,515,171
2.25%, 08/01/31 (a)	2,900,000	2,388,382
4.75%, 05/09/32 (a)	2,075,000	2,051,594
CVS Health Corp.
4.30%, 03/25/28 (a)	957,000	940,367
3.25%, 08/15/29 (a)	5,100,000	4,667,775
5.13%, 02/21/30 (a)	4,300,000	4,356,545
3.75%, 04/01/30 (a)	4,350,000	4,072,644
1.75%, 08/21/30 (a)	3,725,000	3,031,219
1.88%, 02/28/31 (a)	3,650,000	2,960,551
2.13%, 09/15/31 (a)	2,900,000	2,369,735
5.25%, 02/21/33 (a)	5,100,000	5,198,838
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,150,000	1,908,061
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,375,000	2,128,000
Diageo Capital PLC
3.88%, 05/18/28 (a)	1,500,000	1,469,565
2.38%, 10/24/29 (a)	2,900,000	2,560,932
2.00%, 04/29/30 (a)	2,875,000	2,450,362
2.13%, 04/29/32 (a)	2,200,000	1,828,156
5.50%, 01/24/33 (a)	2,200,000	2,385,966
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	1,725,000	1,720,808
Eli Lilly & Co.
3.38%, 03/15/29 (a)	2,700,000	2,581,821
4.70%, 02/27/33 (a)	2,900,000	2,974,791
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	1,900,000	1,683,058
2.60%, 04/15/30 (a)	2,050,000	1,839,711
1.95%, 03/15/31 (a)	1,775,000	1,495,384
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,500,000	1,254,915
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)(e)	3,700,000	3,873,826
5.91%, 11/22/32 (a)(e)	5,100,000	5,430,225

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
4.20%, 04/17/28 (a)	4,125,000	4,088,040
2.88%, 04/15/30 (a)	2,175,000	1,958,675
2.25%, 10/14/31 (a)	1,500,000	1,250,730
4.95%, 03/29/33 (a)	1,700,000	1,726,061
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	2,875,000	2,369,575
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	2,900,000	2,760,365
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	5,125,000	5,036,901
Haleon US Capital LLC
3.38%, 03/24/29 (a)	2,900,000	2,674,003
3.63%, 03/24/32 (a)	5,850,000	5,314,140
Hasbro, Inc.
3.90%, 11/19/29 (a)	2,600,000	2,369,588
HCA, Inc.
5.63%, 09/01/28 (a)	4,400,000	4,455,440
5.88%, 02/01/29 (a)	2,900,000	2,967,106
3.38%, 03/15/29 (a)(e)	1,450,000	1,311,902
4.13%, 06/15/29 (a)	5,875,000	5,521,442
3.50%, 09/01/30 (a)	7,900,000	7,046,800
2.38%, 07/15/31 (a)	2,425,000	1,959,618
3.63%, 03/15/32 (a)(e)	5,825,000	5,127,631
Hershey Co.
2.45%, 11/15/29 (a)	900,000	802,926
1.70%, 06/01/30 (a)	975,000	814,271
Hormel Foods Corp.
1.70%, 06/03/28 (a)	2,175,000	1,921,830
1.80%, 06/11/30 (a)	2,925,000	2,449,161
Illumina, Inc.
2.55%, 03/23/31 (a)	1,475,000	1,220,253
Ingredion, Inc.
2.90%, 06/01/30 (a)	1,725,000	1,517,621
JBS USA LUX S.A.
5.50%, 01/15/30 (a)(e)	3,700,000	3,539,605
3.63%, 01/15/32 (a)(e)	2,850,000	2,357,377
3.00%, 05/15/32 (a)(e)	2,900,000	2,281,662
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/29 (a)(e)	1,750,000	1,502,148
3.75%, 12/01/31 (a)(e)	1,500,000	1,243,725
JM Smucker Co.
2.38%, 03/15/30 (a)	1,500,000	1,296,405
2.13%, 03/15/32 (a)	1,500,000	1,227,840
Johnson & Johnson
6.95%, 09/01/29	837,000	1,023,458
1.30%, 09/01/30 (a)	5,250,000	4,403,805
Kellogg Co.
4.30%, 05/15/28 (a)	1,775,000	1,757,907
2.10%, 06/01/30 (a)	1,500,000	1,259,925
7.45%, 04/01/31	1,850,000	2,138,859
5.25%, 03/01/33 (a)	1,200,000	1,232,172
Kenvue, Inc.
5.00%, 03/22/30 (a)(e)	2,900,000	2,989,088
4.90%, 03/22/33 (a)(e)	3,800,000	3,928,440
Keurig Dr Pepper, Inc.
4.60%, 05/25/28 (a)	3,275,000	3,270,055
3.95%, 04/15/29 (a)	2,950,000	2,832,236
3.20%, 05/01/30 (a)	2,200,000	2,007,500
2.25%, 03/15/31 (a)	1,425,000	1,198,112
4.05%, 04/15/32 (a)	2,450,000	2,325,001
Kimberly-Clark Corp.
3.95%, 11/01/28 (a)	1,500,000	1,488,750
3.20%, 04/25/29 (a)	2,085,000	1,985,608
3.10%, 03/26/30 (a)	2,150,000	1,997,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 11/02/31 (a)	1,700,000	1,436,517
4.50%, 02/16/33 (a)	1,050,000	1,065,950
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	1,025,000	1,042,261
3.75%, 04/01/30 (a)	2,200,000	2,087,932
4.25%, 03/01/31 (a)	1,100,000	1,067,110
6.75%, 03/15/32	900,000	1,008,495
Kroger Co.
4.50%, 01/15/29 (a)	1,725,000	1,720,739
2.20%, 05/01/30 (a)	1,800,000	1,514,034
1.70%, 01/15/31 (a)	1,425,000	1,138,233
7.50%, 04/01/31	1,050,000	1,224,384
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	1,900,000	1,700,329
2.70%, 06/01/31 (a)	1,450,000	1,250,292
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,500,000	1,284,915
1.85%, 02/15/31 (a)	1,400,000	1,125,866
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,000,000	3,004,230
Merck & Co., Inc.
1.90%, 12/10/28 (a)	2,900,000	2,580,246
3.40%, 03/07/29 (a)	5,150,000	4,957,235
1.45%, 06/24/30 (a)	3,650,000	3,019,572
2.15%, 12/10/31 (a)	5,800,000	4,901,464
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	950,000	1,033,648
Mondelez International, Inc.
4.13%, 05/07/28 (a)	1,350,000	1,335,906
2.75%, 04/13/30 (a)	2,225,000	1,977,803
1.50%, 02/04/31 (a)	1,450,000	1,157,608
3.00%, 03/17/32 (a)	2,175,000	1,916,306
1.88%, 10/15/32 (a)	1,850,000	1,480,740
Mylan, Inc.
4.55%, 04/15/28 (a)	2,225,000	2,135,377
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,375,000	3,842,869
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	900,000	675,090
OhioHealth Corp.
2.30%, 11/15/31 (a)	825,000	687,695
PepsiCo, Inc.
4.45%, 05/15/28 (a)	1,950,000	1,990,443
7.00%, 03/01/29	1,500,000	1,754,505
2.63%, 07/29/29 (a)	2,950,000	2,710,253
2.75%, 03/19/30 (a)	4,325,000	3,951,579
1.63%, 05/01/30 (a)	2,875,000	2,436,965
1.40%, 02/25/31 (a)	2,250,000	1,856,925
1.95%, 10/21/31 (a)	3,625,000	3,062,944
3.90%, 07/18/32 (a)	3,650,000	3,570,868
4.45%, 02/15/33 (a)	2,900,000	2,980,272
PerkinElmer, Inc.
1.90%, 09/15/28 (a)	1,500,000	1,286,325
3.30%, 09/15/29 (a)	2,450,000	2,192,701
2.55%, 03/15/31 (a)	1,200,000	991,608
2.25%, 09/15/31 (a)	1,450,000	1,165,409
Pfizer, Inc.
3.60%, 09/15/28 (a)	2,900,000	2,846,930
3.45%, 03/15/29 (a)	5,150,000	4,978,453
2.63%, 04/01/30 (a)	3,600,000	3,252,564
1.70%, 05/28/30 (a)	2,900,000	2,443,801
1.75%, 08/18/31 (a)	2,900,000	2,394,704
Pharmacia LLC
6.60%, 12/01/28	1,900,000	2,125,872

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,175,000	2,015,246
5.63%, 11/17/29 (a)	3,550,000	3,712,022
5.13%, 02/15/30 (a)	4,400,000	4,449,148
2.10%, 05/01/30 (a)	2,175,000	1,818,822
1.75%, 11/01/30 (a)	2,175,000	1,755,421
5.75%, 11/17/32 (a)	4,400,000	4,621,012
5.38%, 02/15/33 (a)	4,400,000	4,499,748
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	825,000	665,420
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	2,900,000	2,536,456
3.50%, 03/01/32 (a)	2,550,000	2,059,508
Procter & Gamble Co.
3.00%, 03/25/30	4,375,000	4,102,262
1.20%, 10/29/30	3,625,000	2,967,824
1.95%, 04/23/31	2,900,000	2,511,632
2.30%, 02/01/32	2,475,000	2,192,107
4.05%, 01/26/33	2,475,000	2,495,196
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	1,925,000	1,658,484
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	1,500,000	1,477,350
2.95%, 06/30/30 (a)	2,350,000	2,104,825
2.80%, 06/30/31 (a)	1,600,000	1,396,720
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	3,625,000	2,931,175
Royalty Pharma PLC
2.20%, 09/02/30 (a)	2,850,000	2,327,766
2.15%, 09/02/31 (a)	1,750,000	1,386,228
Rush Obligated Group
3.92%, 11/15/29 (a)	925,000	862,840
Sanofi
3.63%, 06/19/28 (a)	2,875,000	2,814,136
Smith & Nephew PLC
2.03%, 10/14/30 (a)	2,875,000	2,332,717
Stanford Health Care
3.31%, 08/15/30 (a)	825,000	754,595
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	2,000,000	1,679,500
Stryker Corp.
3.65%, 03/07/28 (a)	175,000	168,828
1.95%, 06/15/30 (a)	2,875,000	2,428,771
Sutter Health
3.70%, 08/15/28 (a)	1,000,000	950,190
2.29%, 08/15/30 (a)	2,075,000	1,752,026
Sysco Corp.
2.40%, 02/15/30 (a)	1,490,000	1,302,320
5.95%, 04/01/30 (a)	2,925,000	3,120,302
2.45%, 12/14/31 (a)	1,300,000	1,085,071
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	5,025,000	5,083,692
2.05%, 03/31/30 (a)	7,300,000	6,170,252
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	2,025,000	1,781,008
2.60%, 10/01/29 (a)	2,600,000	2,351,336
2.00%, 10/15/31 (a)	3,500,000	2,915,640
4.95%, 11/21/32 (a)	1,750,000	1,817,970
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	2,900,000	2,824,194
Unilever Capital Corp.
3.50%, 03/22/28 (a)	300,000	290,484
2.13%, 09/06/29 (a)	2,500,000	2,190,600
1.38%, 09/14/30 (a)	1,500,000	1,223,925
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 08/12/31 (a)	2,500,000	2,058,750
5.90%, 11/15/32	2,900,000	3,257,077
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,350,000	1,886,580
2.65%, 01/15/32 (a)	1,450,000	1,147,052
Viatris, Inc.
2.70%, 06/22/30 (a)	4,250,000	3,468,170
Whirlpool Corp.
4.75%, 02/26/29 (a)	2,090,000	2,073,635
2.40%, 05/15/31 (a)	850,000	696,762
4.70%, 05/14/32 (a)	900,000	861,975
5.50%, 03/01/33 (a)	900,000	906,786
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,225,000	1,862,258
Zoetis, Inc.
3.90%, 08/20/28 (a)	1,500,000	1,460,460
2.00%, 05/15/30 (a)	2,200,000	1,853,896
5.60%, 11/16/32 (a)	2,150,000	2,295,232
		687,133,410
Energy 6.3%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29 (a)	1,550,000	1,393,745
4.49%, 05/01/30 (a)	1,475,000	1,446,031
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	1,450,000	1,425,394
3.40%, 02/15/31 (a)	1,475,000	1,291,658
3.60%, 09/01/32 (a)	1,450,000	1,253,888
BP Capital Markets America, Inc.
3.94%, 09/21/28 (a)	2,900,000	2,842,145
4.23%, 11/06/28 (a)	5,700,000	5,657,022
3.63%, 04/06/30 (a)	3,650,000	3,471,770
1.75%, 08/10/30 (a)	2,900,000	2,404,013
2.72%, 01/12/32 (a)	5,900,000	5,158,606
4.81%, 02/13/33 (a)	6,625,000	6,730,867
BP Capital Markets PLC
3.72%, 11/28/28 (a)	2,300,000	2,234,657
Burlington Resources LLC
7.20%, 08/15/31	1,350,000	1,572,817
7.40%, 12/01/31	1,125,000	1,326,184
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,425,000	1,241,332
7.20%, 01/15/32	1,175,000	1,295,461
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,475,000	1,221,315
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,450,000	3,181,935
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	4,350,000	4,064,596
4.00%, 03/01/31 (a)	4,400,000	3,921,016
3.25%, 01/31/32 (a)	3,450,000	2,861,464
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	4,400,000	4,170,584
Chevron Corp.
2.24%, 05/11/30 (a)	4,400,000	3,895,760
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,500,000	1,412,790
Conoco Funding Co.
7.25%, 10/15/31	1,175,000	1,371,296
ConocoPhillips Co.
6.95%, 04/15/29	3,500,000	3,950,800
5.90%, 10/15/32	1,500,000	1,673,475
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	1,295,000	1,233,837

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	1,750,000	1,731,555
8.13%, 08/16/30	925,000	1,051,623
3.25%, 02/15/32 (a)	1,125,000	953,730
Devon Energy Corp.
5.88%, 06/15/28 (a)(e)	904,000	919,540
4.50%, 01/15/30 (a)	1,680,000	1,608,264
7.88%, 09/30/31	2,000,000	2,307,500
7.95%, 04/15/32	1,125,000	1,314,799
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	2,925,000	2,683,161
3.13%, 03/24/31 (a)	2,250,000	1,949,265
6.25%, 03/15/33 (a)	3,300,000	3,494,766
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,250,000	1,114,588
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	2,300,000	2,280,542
4.15%, 09/15/29 (a)	1,585,000	1,491,184
Enbridge, Inc.
3.13%, 11/15/29 (a)	2,975,000	2,683,837
5.70%, 03/08/33 (a)	6,750,000	7,024,320
Energy Transfer LP
4.95%, 06/15/28 (a)	2,925,000	2,907,947
5.25%, 04/15/29 (a)	4,375,000	4,368,000
3.75%, 05/15/30 (a)	4,375,000	4,039,219
5.75%, 02/15/33 (a)	4,400,000	4,495,480
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	2,900,000	2,821,642
3.13%, 07/31/29 (a)	3,635,000	3,331,368
2.80%, 01/31/30 (a)	3,675,000	3,270,970
5.35%, 01/31/33 (a)	3,000,000	3,126,630
6.88%, 03/01/33	1,500,000	1,712,295
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,200,000	2,196,370
EQT Corp.
5.70%, 04/01/28 (a)	1,500,000	1,508,055
5.00%, 01/15/29 (a)	950,000	905,578
7.00%, 02/01/30 (a)(f)	2,025,000	2,132,102
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	3,625,000	3,325,357
3.48%, 03/19/30 (a)	5,875,000	5,615,971
2.61%, 10/15/30 (a)	5,875,000	5,284,680
Halliburton Co.
2.92%, 03/01/30 (a)	2,875,000	2,564,960
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	1,575,000	1,308,164
Hess Corp.
7.88%, 10/01/29	1,375,000	1,555,538
7.30%, 08/15/31	1,850,000	2,062,879
7.13%, 03/15/33	1,600,000	1,772,160
HF Sinclair Corp.
4.50%, 10/01/30 (a)	900,000	818,262
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	850,000	947,181
7.75%, 03/15/32	875,000	1,001,726
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	225,000	221,274
2.00%, 02/15/31 (a)	2,150,000	1,736,297
7.80%, 08/01/31	1,600,000	1,838,832
7.75%, 01/15/32	3,000,000	3,498,840
4.80%, 02/01/33 (a)	2,200,000	2,126,806
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	1,500,000	1,355,430
Marathon Oil Corp.
6.80%, 03/15/32	1,575,000	1,666,255
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	1,455,000	1,395,549
MPLX LP
4.00%, 03/15/28 (a)	300,000	287,253
4.80%, 02/15/29 (a)	1,975,000	1,956,494
2.65%, 08/15/30 (a)	4,350,000	3,697,239
4.95%, 09/01/32 (a)	2,875,000	2,818,219
5.00%, 03/01/33 (a)	3,200,000	3,133,056
National Fuel Gas Co.
4.75%, 09/01/28 (a)	850,000	819,494
2.95%, 03/01/31 (a)	1,475,000	1,187,803
NOV, Inc.
3.60%, 12/01/29 (a)	1,460,000	1,324,176
ONEOK, Inc.
4.55%, 07/15/28 (a)	2,350,000	2,274,753
4.35%, 03/15/29 (a)	2,000,000	1,895,900
3.40%, 09/01/29 (a)	2,075,000	1,852,498
3.10%, 03/15/30 (a)	2,275,000	1,996,904
6.35%, 01/15/31 (a)	1,755,000	1,834,484
6.10%, 11/15/32 (a)	2,150,000	2,230,324
Ovintiv, Inc.
8.13%, 09/15/30	900,000	1,002,483
7.20%, 11/01/31	1,050,000	1,125,275
7.38%, 11/01/31	1,500,000	1,627,365
Phillips 66
3.90%, 03/15/28 (a)	150,000	144,603
2.15%, 12/15/30 (a)	2,450,000	2,023,724
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	75,000	71,309
3.15%, 12/15/29 (a)(e)	1,700,000	1,535,559
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,225,000	2,626,053
2.15%, 01/15/31 (a)	2,950,000	2,428,410
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	2,925,000	2,621,180
3.80%, 09/15/30 (a)	2,200,000	1,966,492
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	350,000	336,480
4.50%, 05/15/30 (a)	5,800,000	5,609,702
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	3,625,000	3,212,982
Shell International Finance BV
3.88%, 11/13/28 (a)	4,350,000	4,286,925
2.38%, 11/07/29 (a)	4,415,000	3,922,860
2.75%, 04/06/30 (a)	5,100,000	4,658,340
Suncor Energy, Inc.
7.15%, 02/01/32	1,500,000	1,661,700
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,150,000	1,933,387
6.13%, 03/15/33 (a)	2,600,000	2,691,936
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	1,950,000	1,996,507
5.50%, 03/01/30 (a)	2,800,000	2,733,948
4.88%, 02/01/31 (a)	2,950,000	2,786,688
4.00%, 01/15/32 (a)	2,875,000	2,515,625
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	1,150,000	1,252,281
Texas Eastern Transmission LP
7.00%, 07/15/32	1,350,000	1,561,545
Tosco Corp.
8.13%, 02/15/30	1,100,000	1,312,124
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	3,700,000	3,533,204
2.83%, 01/10/30 (a)	3,675,000	3,356,745

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital S.A.
3.88%, 10/11/28	2,900,000	2,861,430
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	4,075,000	3,955,928
4.10%, 04/15/30 (a)	3,625,000	3,411,524
2.50%, 10/12/31 (a)	2,975,000	2,436,079
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	75,000	71,862
3.25%, 05/15/30 (a)	2,300,000	2,090,539
Valero Energy Corp.
4.35%, 06/01/28 (a)	1,750,000	1,717,817
4.00%, 04/01/29 (a)	1,325,000	1,278,599
2.80%, 12/01/31 (a)	1,325,000	1,116,816
7.50%, 04/15/32	2,200,000	2,536,182
Western Midstream Operating LP
4.75%, 08/15/28 (a)	1,200,000	1,143,816
4.30%, 02/01/30 (a)	3,500,000	3,188,010
Williams Cos., Inc.
3.50%, 11/15/30 (a)	2,950,000	2,679,013
7.50%, 01/15/31	975,000	1,089,338
2.60%, 03/15/31 (a)	4,350,000	3,651,999
8.75%, 03/15/32	100,000	120,407
4.65%, 08/15/32 (a)	2,925,000	2,822,742
5.65%, 03/15/33 (a)	2,200,000	2,273,326
		315,514,405
Industrial Other 0.2%
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,325,000	2,236,022
Emory University
2.14%, 09/01/30 (a)	100,000	85,630
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,500,000	1,503,540
Johns Hopkins University
4.71%, 07/01/32 (a)	850,000	866,133
Quanta Services, Inc.
2.90%, 10/01/30 (a)	2,975,000	2,553,740
2.35%, 01/15/32 (a)	1,450,000	1,151,286
Yale University
1.48%, 04/15/30 (a)	1,550,000	1,301,225
		9,697,576
Technology 10.2%
Adobe, Inc.
2.30%, 02/01/30 (a)	3,825,000	3,398,474
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,500,000	1,442,505
Alphabet, Inc.
1.10%, 08/15/30 (a)	6,575,000	5,383,610
Amdocs Ltd.
2.54%, 06/15/30 (a)	1,925,000	1,624,623
Analog Devices, Inc.
1.70%, 10/01/28 (a)	2,250,000	1,958,063
2.10%, 10/01/31 (a)	2,875,000	2,425,206
4.25%, 10/01/32 (a)	850,000	838,177
Apple Inc.
1.40%, 08/05/28 (a)	6,700,000	5,877,642
3.25%, 08/08/29 (a)	3,000,000	2,874,750
2.20%, 09/11/29 (a)	5,100,000	4,567,356
1.65%, 05/11/30 (a)	5,150,000	4,389,190
1.25%, 08/20/30 (a)	3,625,000	2,976,379
1.65%, 02/08/31 (a)	8,025,000	6,721,419
1.70%, 08/05/31 (a)	2,900,000	2,413,612
3.35%, 08/08/32 (a)	4,400,000	4,157,516
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,200,000	1,850,222
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,450,000	1,218,827
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,435,000	1,270,764
2.40%, 12/15/31 (a)	2,925,000	2,435,004
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	2,950,000	2,635,058
1.25%, 09/01/30 (a)	2,925,000	2,402,098
Avnet, Inc.
3.00%, 05/15/31 (a)	900,000	727,650
5.50%, 06/01/32 (a)	900,000	883,665
Baidu, Inc.
4.88%, 11/14/28 (a)	1,200,000	1,193,892
3.43%, 04/07/30 (a)	1,200,000	1,091,748
2.38%, 10/09/30 (a)	900,000	755,073
2.38%, 08/23/31 (a)	2,050,000	1,691,025
Broadcom, Inc.
4.11%, 09/15/28 (a)	3,275,000	3,133,782
4.00%, 04/15/29 (a)(e)	2,200,000	2,060,828
4.75%, 04/15/29 (a)	4,810,000	4,752,617
5.00%, 04/15/30 (a)	1,750,000	1,739,220
4.15%, 11/15/30 (a)	5,415,000	5,027,340
2.45%, 02/15/31 (a)(e)	8,050,000	6,596,250
4.15%, 04/15/32 (a)(e)	3,500,000	3,192,455
4.30%, 11/15/32 (a)	5,850,000	5,382,234
2.60%, 02/15/33 (a)(e)	5,125,000	4,023,227
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,250,000	1,971,248
2.60%, 05/01/31 (a)	2,925,000	2,458,287
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	1,750,000	1,642,690
3.28%, 12/01/28 (a)	1,300,000	1,151,774
3.25%, 02/15/29 (a)	1,850,000	1,630,535
3.57%, 12/01/31 (a)	2,975,000	2,561,386
CGI, Inc.
2.30%, 09/14/31 (a)	1,200,000	956,628
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	5,080,000	5,115,357
6.20%, 07/15/30 (a)	2,250,000	2,373,435
5.75%, 02/01/33 (a)	2,900,000	2,899,913
Dell, Inc.
7.10%, 04/15/28	850,000	912,798
DXC Technology Co.
2.38%, 09/15/28 (a)	1,950,000	1,654,946
Equifax, Inc.
3.10%, 05/15/30 (a)	1,775,000	1,549,273
2.35%, 09/15/31 (a)	2,925,000	2,355,561
Equinix, Inc.
1.55%, 03/15/28 (a)	100,000	85,181
2.00%, 05/15/28 (a)	1,150,000	986,068
3.20%, 11/18/29 (a)	3,400,000	3,041,538
2.15%, 07/15/30 (a)	3,250,000	2,656,582
2.50%, 05/15/31 (a)	2,900,000	2,393,979
3.90%, 04/15/32 (a)	3,500,000	3,186,435
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,525,000	1,338,920
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	150,000	128,256
3.75%, 05/21/29 (a)	1,825,000	1,696,611
2.25%, 03/01/31 (a)	3,650,000	2,926,643
5.10%, 07/15/32 (a)	2,175,000	2,124,344

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fiserv, Inc.
4.20%, 10/01/28 (a)	2,925,000	2,834,968
3.50%, 07/01/29 (a)	8,800,000	8,170,448
2.65%, 06/01/30 (a)	2,950,000	2,543,903
5.60%, 03/02/33 (a)	2,600,000	2,700,776
Flex Ltd.
4.88%, 06/15/29 (a)	1,850,000	1,792,206
4.88%, 05/12/30 (a)	1,950,000	1,901,777
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,475,000	1,226,625
Global Payments, Inc.
4.45%, 06/01/28 (a)	1,350,000	1,287,617
3.20%, 08/15/29 (a)	3,630,000	3,198,611
5.30%, 08/15/29 (a)	1,500,000	1,483,845
2.90%, 05/15/30 (a)	2,875,000	2,440,444
2.90%, 11/15/31 (a)	2,200,000	1,806,200
5.40%, 08/15/32 (a)	2,200,000	2,156,220
HP, Inc.
4.00%, 04/15/29 (a)	2,875,000	2,730,186
3.40%, 06/17/30 (a)	2,475,000	2,197,429
2.65%, 06/17/31 (a)	2,925,000	2,388,467
4.20%, 04/15/32 (a)	2,950,000	2,664,528
5.50%, 01/15/33 (a)	3,250,000	3,223,577
Intel Corp.
1.60%, 08/12/28 (a)	2,950,000	2,579,981
4.00%, 08/05/29 (a)	2,500,000	2,435,100
2.45%, 11/15/29 (a)	5,775,000	5,088,006
5.13%, 02/10/30 (a)	3,625,000	3,692,751
3.90%, 03/25/30 (a)	4,425,000	4,224,769
2.00%, 08/12/31 (a)	3,600,000	2,964,708
4.15%, 08/05/32 (a)	3,625,000	3,502,221
4.00%, 12/15/32	2,200,000	2,102,386
5.20%, 02/10/33 (a)	6,625,000	6,743,389
International Business Machines Corp.
3.50%, 05/15/29	9,450,000	8,882,905
1.95%, 05/15/30 (a)	3,950,000	3,305,636
2.72%, 02/09/32 (a)	1,500,000	1,294,095
4.40%, 07/27/32 (a)	2,200,000	2,143,174
5.88%, 11/29/32	1,725,000	1,890,600
4.75%, 02/06/33 (a)	2,250,000	2,237,467
Intuit, Inc.
1.65%, 07/15/30 (a)	1,500,000	1,252,515
Jabil, Inc.
3.60%, 01/15/30 (a)	1,510,000	1,366,641
3.00%, 01/15/31 (a)	1,700,000	1,434,902
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,475,000	1,376,898
2.00%, 12/10/30 (a)	1,225,000	978,187
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,475,000	1,306,142
KLA Corp.
4.10%, 03/15/29 (a)	2,325,000	2,292,868
4.65%, 07/15/32 (a)	2,950,000	2,978,733
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	1,325,000	1,115,080
3.15%, 10/15/31 (a)	1,875,000	1,444,650
Lam Research Corp.
4.00%, 03/15/29 (a)	2,950,000	2,893,596
1.90%, 06/15/30 (a)	2,175,000	1,833,721
Leidos, Inc.
4.38%, 05/15/30 (a)	2,250,000	2,120,648
2.30%, 02/15/31 (a)	2,875,000	2,343,154
5.75%, 03/15/33 (a)	2,200,000	2,250,116
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	2,175,000	1,902,146
4.88%, 06/22/28 (a)	1,400,000	1,379,812
2.95%, 04/15/31 (a)	2,200,000	1,841,862
Mastercard, Inc.
2.95%, 06/01/29 (a)	2,975,000	2,766,393
3.35%, 03/26/30 (a)	4,375,000	4,166,575
1.90%, 03/15/31 (a)	1,750,000	1,487,150
2.00%, 11/18/31 (a)	2,350,000	1,984,787
4.85%, 03/09/33 (a)	1,800,000	1,871,568
Micron Technology, Inc.
5.33%, 02/06/29 (a)	2,125,000	2,136,900
6.75%, 11/01/29 (a)	3,600,000	3,832,992
4.66%, 02/15/30 (a)	2,475,000	2,378,277
2.70%, 04/15/32 (a)	2,875,000	2,302,559
5.88%, 02/09/33 (a)	2,250,000	2,276,707
Moody's Corp.
4.25%, 02/01/29 (a)	1,150,000	1,124,217
2.00%, 08/19/31 (a)	1,750,000	1,433,618
4.25%, 08/08/32 (a)	1,450,000	1,397,438
Motorola Solutions, Inc.
4.60%, 05/23/29 (a)	2,325,000	2,275,175
2.30%, 11/15/30 (a)	2,650,000	2,154,211
2.75%, 05/24/31 (a)	2,450,000	2,022,573
5.60%, 06/01/32 (a)	1,750,000	1,761,760
NetApp, Inc.
2.70%, 06/22/30 (a)	2,100,000	1,809,591
NVIDIA Corp.
1.55%, 06/15/28 (a)	3,650,000	3,219,190
2.85%, 04/01/30 (a)	4,350,000	3,964,590
2.00%, 06/15/31 (a)	3,625,000	3,050,365
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	1,525,000	1,559,602
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	2,900,000	2,785,015
3.40%, 05/01/30 (a)	2,925,000	2,634,606
2.50%, 05/11/31 (a)	2,900,000	2,400,185
2.65%, 02/15/32 (a)	2,900,000	2,380,320
5.00%, 01/15/33 (a)	2,900,000	2,844,755
Oracle Corp.
2.30%, 03/25/28 (a)	400,000	358,108
4.50%, 05/06/28 (a)	1,650,000	1,631,685
6.15%, 11/09/29 (a)	3,700,000	3,943,312
2.95%, 04/01/30 (a)	9,550,000	8,436,279
4.65%, 05/06/30 (a)	2,250,000	2,191,657
3.25%, 05/15/30 (a)	1,450,000	1,301,071
2.88%, 03/25/31 (a)	9,450,000	8,090,145
6.25%, 11/09/32 (a)	6,575,000	7,067,993
4.90%, 02/06/33 (a)	4,400,000	4,310,328
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	4,375,000	3,949,969
2.30%, 06/01/30 (a)	2,875,000	2,469,740
4.40%, 06/01/32 (a)	2,925,000	2,870,595
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,450,000	2,261,252
QUALCOMM, Inc.
1.30%, 05/20/28 (a)	2,750,000	2,401,327
2.15%, 05/20/30 (a)	3,475,000	3,046,359
1.65%, 05/20/32 (a)	3,600,000	2,914,776
4.25%, 05/20/32 (a)	1,450,000	1,452,784
RELX Capital, Inc.
4.00%, 03/18/29 (a)	2,760,000	2,666,050
3.00%, 05/22/30 (a)	2,250,000	2,008,553
4.75%, 05/20/32 (a)	1,500,000	1,490,010

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Roper Technologies, Inc.
4.20%, 09/15/28 (a)	2,500,000	2,463,925
2.95%, 09/15/29 (a)	2,075,000	1,864,284
2.00%, 06/30/30 (a)	1,775,000	1,467,765
1.75%, 02/15/31 (a)	2,950,000	2,359,616
S&P Global, Inc.
4.75%, 08/01/28 (a)	2,050,000	2,083,354
2.70%, 03/01/29 (a)	3,600,000	3,281,076
4.25%, 05/01/29 (a)	2,700,000	2,666,952
2.50%, 12/01/29 (a)	1,500,000	1,335,525
1.25%, 08/15/30 (a)	1,750,000	1,409,065
2.90%, 03/01/32 (a)	4,325,000	3,867,328
Salesforce, Inc.
3.70%, 04/11/28 (a)	3,900,000	3,834,051
1.50%, 07/15/28 (a)	2,875,000	2,538,452
1.95%, 07/15/31 (a)	4,375,000	3,663,450
ServiceNow, Inc.
1.40%, 09/01/30 (a)	4,375,000	3,531,062
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,475,000	1,237,555
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	1,725,000	1,435,269
2.65%, 08/09/31 (a)	1,450,000	1,147,008
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,425,000	1,200,962
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,500,000	1,192,575
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,250,000	2,011,365
1.75%, 05/04/30 (a)	2,225,000	1,889,648
1.90%, 09/15/31 (a)	1,500,000	1,258,665
3.65%, 08/16/32 (a)	1,200,000	1,141,764
4.90%, 03/14/33 (a)	2,000,000	2,081,920
Trimble, Inc.
4.90%, 06/15/28 (a)	1,725,000	1,714,874
6.10%, 03/15/33 (a)	2,350,000	2,373,218
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	1,500,000	1,475,100
2.50%, 10/25/31 (a)	3,675,000	3,158,185
4.25%, 04/22/32 (a)	2,950,000	2,903,419
Tyco Electronics Group S.A.
2.50%, 02/04/32 (a)	1,750,000	1,501,868
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,200,000	1,876,028
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	1,825,000	1,751,891
Visa, Inc.
2.05%, 04/15/30 (a)	4,400,000	3,845,600
1.10%, 02/15/31 (a)	3,000,000	2,399,670
VMware, Inc.
1.80%, 08/15/28 (a)	2,250,000	1,901,070
4.70%, 05/15/30 (a)	2,200,000	2,134,220
2.20%, 08/15/31 (a)	4,325,000	3,419,258
Western Digital Corp.
2.85%, 02/01/29 (a)	1,500,000	1,224,660
3.10%, 02/01/32 (a)	1,475,000	1,116,442
Western Union Co.
2.75%, 03/15/31 (a)	900,000	720,774
Workday, Inc.
3.70%, 04/01/29 (a)	2,250,000	2,111,445
3.80%, 04/01/32 (a)	3,625,000	3,320,826
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,225,000	1,939,599
		507,590,470
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transportation 1.6%
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	89,938	80,765
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	1,281,820	1,140,602
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	1,242,500	1,138,615
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 10/15/29	1,323,788	1,181,917
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	1,590,843	1,385,990
Canadian National Railway Co.
6.90%, 07/15/28	1,360,000	1,524,614
3.85%, 08/05/32 (a)	2,550,000	2,429,461
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	1,500,000	1,479,660
2.05%, 03/05/30 (a)	1,475,000	1,254,974
7.13%, 10/15/31	1,000,000	1,144,640
2.45%, 12/02/31 (a)	4,100,000	3,551,789
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	1,730,000	1,678,792
CSX Corp.
4.25%, 03/15/29 (a)	2,750,000	2,718,100
2.40%, 02/15/30 (a)	1,150,000	1,005,388
4.10%, 11/15/32 (a)	2,800,000	2,701,524
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	2,147,550	1,892,851
FedEx Corp.
4.20%, 10/17/28 (a)	1,200,000	1,181,580
3.10%, 08/05/29 (a)	2,920,000	2,683,889
4.25%, 05/15/30 (a)	2,200,000	2,147,222
2.40%, 05/15/31 (a)	2,925,000	2,497,774
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,200,000	938,580
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	1,515,288	1,274,282
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 11/15/32	1,781,708	1,641,470
Kansas City Southern
2.88%, 11/15/29 (a)	100,000	89,867
Kirby Corp.
4.20%, 03/01/28 (a)	105,000	99,065
Norfolk Southern Corp.
3.80%, 08/01/28 (a)	1,750,000	1,687,980
2.55%, 11/01/29 (a)	1,175,000	1,035,704
2.30%, 05/15/31 (a)	1,500,000	1,259,970
3.00%, 03/15/32 (a)	1,775,000	1,564,592
4.45%, 03/01/33 (a)	1,500,000	1,460,055
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,410,000	1,201,024
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 04/01/28	30,576	28,082
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	1,900,000	1,505,693
Union Pacific Corp.
3.95%, 09/10/28 (a)	3,100,000	3,073,805
6.63%, 02/01/29	1,125,000	1,253,070
3.70%, 03/01/29 (a)	2,250,000	2,189,205
2.40%, 02/05/30 (a)	2,325,000	2,053,114
2.38%, 05/20/31 (a)	2,925,000	2,530,330
2.80%, 02/14/32 (a)	3,825,000	3,368,257
4.50%, 01/20/33 (a)	2,750,000	2,763,337

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	1,490,553	1,366,673
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	1,471,380	1,303,290
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	1,705,920	1,536,539
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	37,504	33,873
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	1,813,274	1,528,409
United Parcel Service, Inc.
3.40%, 03/15/29 (a)	2,325,000	2,220,910
2.50%, 09/01/29 (a)	1,150,000	1,033,321
4.45%, 04/01/30 (a)	2,400,000	2,430,984
4.88%, 03/03/33 (a)	2,600,000	2,669,550
		79,961,178
		2,772,076,899

Utility 7.9%
Electric 7.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	1,450,000	1,398,974
2.10%, 07/01/30 (a)	1,700,000	1,413,856
4.70%, 05/15/32 (a)	1,475,000	1,442,004
AES Corp.
2.45%, 01/15/31 (a)	2,875,000	2,349,881
Alabama Power Co.
1.45%, 09/15/30 (a)	1,750,000	1,409,642
3.05%, 03/15/32 (a)	2,025,000	1,788,520
3.94%, 09/01/32 (a)	1,350,000	1,268,528
Ameren Corp.
3.50%, 01/15/31 (a)	2,350,000	2,137,936
Ameren Illinois Co.
3.80%, 05/15/28 (a)	1,235,000	1,205,595
1.55%, 11/15/30 (a)	1,050,000	848,820
3.85%, 09/01/32 (a)	1,500,000	1,421,910
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	1,725,000	1,686,619
2.30%, 03/01/30 (a)	1,125,000	951,199
5.95%, 11/01/32 (a)	1,475,000	1,573,323
5.63%, 03/01/33 (a)	2,500,000	2,593,275
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,425,000	1,211,236
4.50%, 08/01/32 (a)	1,475,000	1,419,112
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,150,000	1,001,892
2.20%, 12/15/31 (a)	1,325,000	1,056,211
6.35%, 12/15/32 (a)	1,200,000	1,308,708
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	1,050,000	1,024,937
2.30%, 03/15/31 (a)	1,150,000	974,775
Avangrid, Inc.
3.80%, 06/01/29 (a)	2,150,000	2,025,020
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	1,725,000	1,458,349
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	1,225,000	1,172,190
3.70%, 07/15/30 (a)	3,225,000	3,069,232
1.65%, 05/15/31 (a)	1,725,000	1,388,366
Black Hills Corp.
3.05%, 10/15/29 (a)	1,125,000	987,008
2.50%, 06/15/30 (a)	1,200,000	1,005,636
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,125,000	963,360
3.00%, 03/01/32 (a)	900,000	800,649
4.45%, 10/01/32 (a)	1,500,000	1,489,680
6.95%, 03/15/33	950,000	1,108,156
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	20,000	19,315
2.95%, 03/01/30 (a)	1,205,000	1,058,147
2.65%, 06/01/31 (a)	1,450,000	1,231,297
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,475,000	1,277,689
3.75%, 12/01/50 (a)(b)	1,125,000	845,471
Commonwealth Edison Co.
3.70%, 08/15/28 (a)	1,575,000	1,515,087
2.20%, 03/01/30 (a)	1,060,000	912,384
3.15%, 03/15/32 (a)	825,000	741,972
4.90%, 02/01/33 (a)	1,200,000	1,227,168
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	1,250,000	1,040,025
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	875,000	853,239
4.00%, 12/01/28 (a)	1,483,000	1,453,874
3.35%, 04/01/30 (a)	1,750,000	1,616,825
2.40%, 06/15/31 (a)	2,575,000	2,180,716
5.20%, 03/01/33 (a)	1,500,000	1,548,615
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	1,750,000	1,809,045
Consumers Energy Co.
4.65%, 03/01/28 (a)	100,000	100,992
3.80%, 11/15/28 (a)	925,000	895,594
3.60%, 08/15/32 (a)	1,050,000	973,592
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	75,000	62,425
6.63%, 02/01/32	850,000	964,929
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	1,400,000	1,364,398
3.38%, 04/01/30 (a)	4,325,000	3,927,792
2.25%, 08/15/31 (a)	2,800,000	2,309,440
4.35%, 08/15/32 (a)	1,150,000	1,103,770
5.38%, 11/15/32 (a)	2,450,000	2,519,139
6.30%, 03/15/33	925,000	1,023,365
DTE Electric Co.
1.90%, 04/01/28 (a)	1,150,000	1,018,406
2.25%, 03/01/30 (a)	1,725,000	1,500,250
2.63%, 03/01/31 (a)	1,900,000	1,646,084
3.00%, 03/01/32 (a)	1,500,000	1,320,510
DTE Energy Co.
3.40%, 06/15/29 (a)	1,400,000	1,287,426
2.95%, 03/01/30 (a)	900,000	792,117
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	1,950,000	1,915,465
6.00%, 12/01/28	75,000	80,589
2.45%, 08/15/29 (a)	1,350,000	1,182,546
2.45%, 02/01/30 (a)	1,500,000	1,315,770
2.55%, 04/15/31 (a)	1,650,000	1,418,950
2.85%, 03/15/32 (a)	1,500,000	1,307,460
6.45%, 10/15/32	1,000,000	1,116,720
4.95%, 01/15/33 (a)	2,625,000	2,701,414
Duke Energy Corp.
4.30%, 03/15/28 (a)	150,000	147,288
3.40%, 06/15/29 (a)	1,735,000	1,606,228
2.45%, 06/01/30 (a)	2,475,000	2,112,412
2.55%, 06/15/31 (a)	2,950,000	2,469,386
4.50%, 08/15/32 (a)	3,450,000	3,337,081

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	1,700,000	1,663,977
2.50%, 12/01/29 (a)	2,050,000	1,810,806
1.75%, 06/15/30 (a)	1,500,000	1,239,525
2.40%, 12/15/31 (a)	2,090,000	1,757,815
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	1,550,000	1,476,111
2.13%, 06/01/30 (a)	1,125,000	945,821
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	1,500,000	1,449,255
3.45%, 03/15/29 (a)	1,800,000	1,684,818
2.00%, 08/15/31 (a)	1,850,000	1,516,630
3.40%, 04/01/32 (a)	1,500,000	1,362,690
5.25%, 03/15/33 (a)	1,500,000	1,559,880
Edison International
6.95%, 11/15/29 (a)	1,750,000	1,900,850
Emera US Finance LP
2.64%, 06/15/31 (a)	1,350,000	1,087,938
Enel Chile S.A.
4.88%, 06/12/28 (a)	2,970,000	2,883,662
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	975,000	945,750
5.15%, 01/15/33 (a)	1,250,000	1,284,938
Entergy Corp.
1.90%, 06/15/28 (a)	1,925,000	1,678,523
2.80%, 06/15/30 (a)	1,775,000	1,539,582
2.40%, 06/15/31 (a)	1,925,000	1,597,307
Entergy Louisiana LLC
3.25%, 04/01/28 (a)	1,250,000	1,170,175
1.60%, 12/15/30 (a)	875,000	692,676
3.05%, 06/01/31 (a)	1,050,000	926,121
2.35%, 06/15/32 (a)	1,500,000	1,235,730
4.00%, 03/15/33 (a)	2,200,000	2,061,994
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	1,100,000	1,007,941
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	925,000	898,813
1.75%, 03/15/31 (a)	1,750,000	1,420,090
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,125,000	956,171
Evergy, Inc.
2.90%, 09/15/29 (a)	2,375,000	2,135,386
Eversource Energy
4.25%, 04/01/29 (a)	1,450,000	1,422,218
1.65%, 08/15/30 (a)	1,825,000	1,471,607
2.55%, 03/15/31 (a)	1,000,000	855,750
3.38%, 03/01/32 (a)	1,925,000	1,730,305
Exelon Corp.
5.15%, 03/15/28 (a)	150,000	152,943
4.05%, 04/15/30 (a)	3,625,000	3,460,969
3.35%, 03/15/32 (a)	1,925,000	1,727,302
5.30%, 03/15/33 (a)	2,450,000	2,497,677
Florida Power & Light Co.
5.05%, 04/01/28 (a)	2,900,000	2,998,339
2.45%, 02/03/32 (a)	4,550,000	3,894,117
Georgia Power Co.
2.65%, 09/15/29 (a)	1,845,000	1,627,825
4.70%, 05/15/32 (a)	2,050,000	2,035,834
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	1,000,000	971,600
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	1,450,000	1,425,640
3.60%, 04/01/29 (a)	900,000	846,378
2.30%, 06/01/30 (a)	1,375,000	1,157,874
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,325,000	1,217,768
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	2,475,000	2,367,610
6.75%, 12/30/31	1,175,000	1,359,146
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/01/28 (a)	1,000,000	969,250
3.70%, 03/15/29 (a)	1,300,000	1,243,697
2.40%, 03/15/30 (a)	1,525,000	1,327,086
1.35%, 03/15/31 (a)	1,150,000	888,881
1.65%, 06/15/31 (a)	1,000,000	795,300
8.00%, 03/01/32	1,350,000	1,624,171
2.75%, 04/15/32 (a)	1,475,000	1,259,694
4.02%, 11/01/32 (a)	1,750,000	1,663,987
4.15%, 12/15/32 (a)	1,200,000	1,144,176
5.80%, 01/15/33 (a)	1,925,000	2,057,594
Nevada Power Co.
3.70%, 05/01/29 (a)	1,500,000	1,444,410
2.40%, 05/01/30 (a)	1,450,000	1,262,341
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28 (a)	4,400,000	3,878,600
3.50%, 04/01/29 (a)	1,475,000	1,386,294
2.75%, 11/01/29 (a)	2,875,000	2,560,619
5.00%, 02/28/30 (a)	1,800,000	1,820,412
2.25%, 06/01/30 (a)	5,815,000	4,922,281
2.44%, 01/15/32 (a)	2,950,000	2,447,733
5.00%, 07/15/32 (a)	2,900,000	2,930,421
5.05%, 02/28/33 (a)	2,900,000	2,909,831
5.65%, 05/01/79 (a)(b)	1,450,000	1,288,760
Northern States Power Co.
2.25%, 04/01/31 (a)	1,200,000	1,019,352
NSTAR Electric Co.
3.25%, 05/15/29 (a)	1,200,000	1,119,936
3.95%, 04/01/30 (a)	1,275,000	1,238,344
1.95%, 08/15/31 (a)	825,000	674,900
Ohio Power Co.
2.60%, 04/01/30 (a)	1,025,000	894,343
1.63%, 01/15/31 (a)	1,350,000	1,077,179
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	1,125,000	1,088,134
3.30%, 03/15/30 (a)	830,000	758,321
3.25%, 04/01/30 (a)	825,000	748,052
5.40%, 01/15/33 (a)	1,300,000	1,347,723
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	1,875,000	1,822,744
5.75%, 03/15/29 (a)	900,000	956,862
2.75%, 05/15/30 (a)	2,050,000	1,832,946
7.00%, 05/01/32	1,450,000	1,704,011
4.15%, 06/01/32 (a)	1,200,000	1,164,048
4.55%, 09/15/32 (a)	2,000,000	1,994,580
7.25%, 01/15/33	950,000	1,141,777
Pacific Gas and Electric Co.
3.00%, 06/15/28 (a)	2,375,000	2,113,132
3.75%, 07/01/28	2,953,000	2,718,030
4.65%, 08/01/28 (a)	850,000	800,853
4.20%, 03/01/29 (a)	1,200,000	1,110,084
4.55%, 07/01/30 (a)	9,050,000	8,467,361
2.50%, 02/01/31 (a)	5,775,000	4,678,154
3.25%, 06/01/31 (a)	2,875,000	2,447,430
4.40%, 03/01/32 (a)	150,000	135,846
5.90%, 06/15/32 (a)	1,750,000	1,752,502
6.15%, 01/15/33 (a)	2,625,000	2,696,032
PacifiCorp
3.50%, 06/15/29 (a)	1,200,000	1,132,488
2.70%, 09/15/30 (a)	1,200,000	1,063,188
7.70%, 11/15/31	900,000	1,102,716

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,227,434
Progress Energy, Inc.
7.75%, 03/01/31	1,975,000	2,289,933
7.00%, 10/30/31	1,150,000	1,281,376
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	1,050,000	1,019,036
1.90%, 01/15/31 (a)	1,125,000	931,399
1.88%, 06/15/31 (a)	2,150,000	1,759,560
4.10%, 06/01/32 (a)	900,000	868,860
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,050,000	889,266
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,200,000	986,784
5.25%, 01/15/33 (a)	1,400,000	1,434,118
Public Service Electric & Gas Co.
4.65%, 03/15/33 (a)	950,000	954,399
Public Service Electric and Gas Co.
3.70%, 05/01/28 (a)	1,050,000	1,014,447
3.65%, 09/01/28 (a)	950,000	909,853
3.20%, 05/15/29 (a)	1,050,000	966,578
2.45%, 01/15/30 (a)	920,000	811,486
1.90%, 08/15/31 (a)	1,250,000	1,020,338
3.10%, 03/15/32 (a)	1,500,000	1,342,425
4.90%, 12/15/32 (a)	1,175,000	1,203,235
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	1,675,000	1,341,290
2.45%, 11/15/31 (a)	2,150,000	1,784,134
Puget Energy, Inc.
2.38%, 06/15/28 (a)	1,500,000	1,324,275
4.10%, 06/15/30 (a)	1,600,000	1,484,176
4.22%, 03/15/32 (a)	1,350,000	1,242,257
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,350,000	1,922,652
3.00%, 03/15/32 (a)	1,450,000	1,282,917
Southern California Edison Co.
4.20%, 03/01/29 (a)	1,500,000	1,456,155
6.65%, 04/01/29	850,000	920,763
2.85%, 08/01/29 (a)	1,700,000	1,526,821
2.25%, 06/01/30 (a)	1,575,000	1,338,860
2.50%, 06/01/31 (a)	1,275,000	1,084,936
2.75%, 02/01/32 (a)	1,450,000	1,249,045
5.95%, 11/01/32 (a)	2,225,000	2,413,257
Southern Co.
3.70%, 04/30/30 (a)	2,875,000	2,693,645
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	1,675,000	1,622,572
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	500,000	513,465
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,200,000	1,008,264
The Southern Co.
5.70%, 10/15/32 (a)	1,475,000	1,554,488
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	900,000	722,295
3.25%, 05/15/32 (a)	950,000	856,074
Union Electric Co.
3.50%, 03/15/29 (a)	1,325,000	1,254,152
2.95%, 03/15/30 (a)	1,375,000	1,249,133
2.15%, 03/15/32 (a)	1,550,000	1,269,016
Virginia Electric and Power Co.
3.80%, 04/01/28 (a)	2,475,000	2,406,715
2.88%, 07/15/29 (a)	1,500,000	1,359,675
2.30%, 11/15/31 (a)	1,450,000	1,207,821
2.40%, 03/30/32 (a)	1,725,000	1,436,994
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WEC Energy Group, Inc.
2.20%, 12/15/28 (a)	1,450,000	1,265,908
1.80%, 10/15/30 (a)	1,350,000	1,096,794
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	900,000	786,654
4.75%, 09/30/32 (a)	1,500,000	1,510,485
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	1,000,000	911,380
1.95%, 09/16/31 (a)	875,000	711,524
3.95%, 09/01/32 (a)	1,750,000	1,651,580
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	1,800,000	1,754,082
2.60%, 12/01/29 (a)	1,500,000	1,313,445
3.40%, 06/01/30 (a)	1,750,000	1,600,620
2.35%, 11/15/31 (a)	875,000	718,471
4.60%, 06/01/32 (a)	2,000,000	1,948,780
		351,251,586
Natural Gas 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,475,000	1,319,491
1.50%, 01/15/31 (a)	1,750,000	1,405,110
5.45%, 10/15/32 (a)	900,000	952,056
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,500,000	1,215,855
4.40%, 07/01/32 (a)	1,500,000	1,461,840
5.40%, 03/01/33 (a)	1,750,000	1,810,760
NiSource, Inc.
2.95%, 09/01/29 (a)	2,150,000	1,918,853
3.60%, 05/01/30 (a)	2,875,000	2,662,422
1.70%, 02/15/31 (a)	2,225,000	1,767,518
ONE Gas, Inc.
2.00%, 05/15/30 (a)	850,000	721,132
4.25%, 09/01/32 (a)	925,000	902,541
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	1,750,000	1,629,652
2.50%, 03/15/31 (a)	1,225,000	1,023,463
Sempra Energy
3.70%, 04/01/29 (a)	1,600,000	1,490,096
Southern California Gas Co.
2.55%, 02/01/30 (a)	1,875,000	1,639,612
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,400,000	1,120,532
5.15%, 09/15/32 (a)	1,475,000	1,490,989
Southwest Gas Corp.
3.70%, 04/01/28 (a)	900,000	854,838
2.20%, 06/15/30 (a)	1,325,000	1,095,484
4.05%, 03/15/32 (a)	1,800,000	1,666,080
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,125,000	1,124,404
		29,272,728
Utility Other 0.3%
American Water Capital Corp.
3.75%, 09/01/28 (a)	1,850,000	1,776,130
3.45%, 06/01/29 (a)	1,675,000	1,578,168
2.80%, 05/01/30 (a)	1,450,000	1,292,951
2.30%, 06/01/31 (a)	1,625,000	1,378,406
4.45%, 06/01/32 (a)	2,350,000	2,316,771
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	1,200,000	1,121,316
2.70%, 04/15/30 (a)	1,500,000	1,299,945
2.40%, 05/01/31 (a)	1,125,000	936,776

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Utilities plc
6.88%, 08/15/28	1,175,000	1,292,077
		12,992,540
		393,516,854
Total Corporates (Cost $4,953,410,008)		4,946,390,223

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (g)	16,763,274	16,763,274
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70% (g)(h)	1,374,125	1,374,125
		18,137,399
Total Short-Term Investments (Cost $18,137,399)		18,137,399
Total Investments in Securities (Cost $4,971,547,407)		4,964,527,622

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 06/21/23	39	4,481,953	(4,969)
10 Year US Treasury Notes Ultra Futures, expires 06/21/23	22	2,665,094	(1,777)
5 Year US Treasury Notes (CBOT), expires 06/30/23	(25)	(2,737,695)	2,336
Net Unrealized Depreciation			(4,410)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,346,732.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $92,599,957 or 1.9% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.
(h)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/23	FACE AMOUNT AT 3/31/23	INTEREST INCOME EARNED
CORPORATES 0.2% OF NET ASSETS

Financial Institutions 0.2%
Brokerage/Asset Managers/Exchanges 0.2%
The Charles Schwab Corp.
3.20%, 01/25/28	$93,366	$—	($95,403)	($11,008)	$13,159	($114)	$—	$—	$275
2.00%, 03/20/28	219,822	—	(215,029)	(31,647)	26,723	131	—	—	1,250
4.00%, 02/01/29	95,256	1,478,488	—	—	10,393	(368)	1,583,769	1,650,000	1,167
3.25%, 05/22/29	95,357	1,379,565	—	—	(2,058)	(91)	1,472,773	1,650,000	1,043
2.75%, 10/01/29	65,514	1,037,711	—	—	663	20	1,103,908	1,275,000	630
4.63%, 03/22/30	73,735	1,246,532	—	—	7,882	(174)	1,327,975	1,375,000	1,060
1.65%, 03/11/31	97,482	1,462,345	—	—	9,369	422	1,569,618	2,025,000	626

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/23	FACE AMOUNT AT 3/31/23	INTEREST INCOME EARNED
2.30%, 05/13/31	$102,387	$1,530,453	$—	$—	$11,885	$142	$1,644,867	$2,025,000	$863
1.95%, 12/01/31	125,647	1,697,557	—	—	3,054	571	1,826,829	2,360,000	934
2.90%, 03/03/32	165,959	2,080,295	—	—	8,010	400	2,254,664	2,695,000	1,655
Total	$1,134,525	$11,912,946	($310,432 )	($42,655 )	$89,080	$939	$12,784,403		$9,503

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$4,946,390,223	$—	$4,946,390,223
Short-Term Investments[1]	18,137,399	—	—	18,137,399
Futures Contracts[2]	2,336	—	—	2,336
Liabilities
Futures Contracts[2]	(6,746)	—	—	(6,746)
Total	$18,132,989	$4,946,390,223	$—	$4,964,523,212

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of methods and inputs. Methods may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and method, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. The generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR23